UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-135650

Pre-Effective Amendment No	☐

Post-Effective Amendment No. 8	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701

Amendment No. 42	☑
(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 201 2

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 201 2 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

Nationwide Life Insurance Company
America's marketFLEX II Annuity
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-4
The date of this prospectus is May 1, 201 2 .
This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 201 2 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 38.

T o obtain free copies of the Statement of Additional Information or to make other service or transaction requests, please contact the Service Center by one if the methods described in the "Contacting the Service Center" provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing an Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Direxion Insurance Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Guggenheim Variable Fund
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

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Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate variable annuity payments.

Charitable Remainder Trust- A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract Owner- The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall also mean the Contract Owner.

Contract Value- The total value of all Accumulation Units held under the contract and any amounts transferred as a loan to the collateral fixed account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Period and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.  In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Simplified Employee Pension IRA ("SEP IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.

Valuation Period ("Valuation Day") - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-4, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Synopsis	5
Underlying Mutual Fund Annual Expenses	6
Example	6
Condensed Financial Information	7
Financial Statements	7
Nationwide Life Insurance Company	7
Nationwide Investment Services Corporation	7
Investing in the Contract	7
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
The Variable Account and Underlying Mutual Funds
Annuity Payments
Taxation
Right to Examine and Cancel
Contacting the Service Center	10
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	12
Underlying Mutual Fund Annual Expenses Mortality and Expense Risk Charge
Administrative Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	14
CDSC Options
Death Benefit Options
Extra Value Options
iFLEX Option
Removal of Variable Account Charges	18
Ownership and Interests in the Contract	19
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	20
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Application and Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Frequent Trading and Transfer Restrictions
Transfers After Annuitization
Transfer Requests
Right to Examine and Cancel	26
Surrender (Redemption)	26
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity

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Table of Contents (continued)	Page
Loan Privilege	28
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	29
Contract Owner Services	29
Systematic Withdrawals
Annuity Commencement Date	30
Annuitizing the Contract	30
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	31
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Statements and Reports	34
Legal Proceedings	34
Table of Contents of the Statement of Additional Information	38
Appendix A: Underlying Mutual Funds	39
Appendix B: Condensed Financial Information	56
Appendix C: Contract Types and Tax Information	79

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Synopsis

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.  Please refer to the applicable section later in this prospectus for a detailed description of each charge.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts. Range of CDSC over time:									7%
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$251
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge						2.25%3
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge						1.05%
Administrative Charge						0.20%
CDSC Options (an applicant may purchase one)
Four Year CDSC Option ("L Schedule Option") Charge Total Variable Account Charges (including this option only) Range of L Schedule Option CDSC over time:						0.35% 1.60%
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
No CDSC Option ("C Schedule Option") Charge Total Variable Account Charges (including this option only)						0.40% 1.65%
Death Benefit Options (an applicant may purchase one)
Highest Anniversary Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)						0.30% 1.55%
Return of Premium Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)						0.20% 1.45%
(continued on next page)

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Recurring Contract Expenses (continued)
Extra Value Options4 (an applicant may purchase one)
3% Extra Value Option Charge Total Variable Account Charges (including this option only)	0.40% 1.65%
4% Extra Value Option Charge Total Variable Account Charges (including this option only)	0.55% 1.80%
iFLEX Option Charge (no longer available for election) Total Variable Account Charges (including this option only)	0.60%5 1.85%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
C Schedule Option Charge	0.40%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
4% Extra Value Option Charge	0.55%
iFLEX Option Charge	0.60%
Maximum Possible Total Variable Account Charges	3.10%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 201 1 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets.	0.54%	5.51%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;

•	a 5% return each year;

•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;

•	the B Schedule CDSC; and

•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).

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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 5.51%)	$1.604	$3,104	$4,469	$7,562	*	$2,604	$4,169	$7,562	$904	$2,604	$4,169	$7,562
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.54%)	$1.082	$1,660	$2,257	$4,031	*	$1,160	$1,957	$4,031	$382	$1,160	$1,957	$4,031

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

1 Nationwide will assess a loan processing fee at the time each new loan is processed.
2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
4 Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.
5 Currently, the Variable Account charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underling mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").   Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting the Service Center.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-Only Contracts;

•	Non-Qualified Contracts;

•	Roth IRAs;

•	Simple IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs"); and

•	Tax Sheltered Annuities (Non-ERISA).

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to Annuitization by notifying the Service Center in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted (see the "Surrender (Redemption) After Annuitization" section later in this prospectus).

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For more detailed information with regard to the differences in the contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRA	$10,000	$500
Simple IRA	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-Only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.

**Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states .

If the Contract Owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.  If the Contract Owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  The Variable Account was established on October 7, 1987, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center.   Contract Owners should read these prospectuses carefully before investing.

Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases,

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through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination , or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account , or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.   Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is

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referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

Nationwide will not contest the contract.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Deferred variable annuities are not intended to be sold to a terminally ill Contract Owner or Annuitant.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25%.  Note that the

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individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 201 1 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or

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whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.05% of the Daily Net Assets of the Variable Account.  The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit that provides a guaranteed death benefit to the beneficiary(ies) even if the market declines.  It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed.  Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of the contracts.

Administrative Charge

Nationwide deducts an Administrative Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of the contracts.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC; however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, promotional and other expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

If the Contract Owner elects the No CDSC Option at the time of application, no CDSC will be assessed on surrenders.

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Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)	is 10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; and

(2)	is an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.  In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract over 7 years (4 years if the L Schedule Option is elected).

No CDSC applies to transfers among Sub-Accounts.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties.  Please see "Partial Surrenders (Partial Redemptions)" later in this prospectus.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the Contract Owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a Short-Term Trading Fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-Term Trading Fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any Short-Term Trading Fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

To determine which underlying mutual funds offered under the contract assess (or reserve the right to assess) a Short-Term Trading Fee, please see "Appendix A: Underlying Mutual Funds."

If a Short-Term Trading Fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the Short-Term

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Trading Fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees.  Transactions that are not subject to Short-Term Trading Fees include:

•	scheduled and systematic transfers, such as Systematic Withdrawals;

•	surrenders;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.  Nationwide will provide Contract Owners with written notice when allocations to an underlying mutual fund are limited to the redemption fee share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

CDSC Options

L Schedule Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, an applicant may elect the L Schedule Option.  Election of the L Schedule Option replaces the B Schedule CDSC schedule (the standard CDSC schedule) with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The charge associated with the L Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

C Schedule Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant may elect the C Schedule Option, under which no CDSC will be assessed on surrenders from the contract in excess of the 10% CDSC free withdrawal amount.  Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.

The charge associated with the C Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

In lieu of the standard death benefit, the applicant may elect an available death benefit option at the time of application for an additional charge.  The available options are as follows:

Highest Anniversary Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, applicants for contracts with Annuitants who are age 75 or younger at the time of application may elect the Highest Anniversary Enhanced Death Benefit Option.  Generally, if the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision.

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Return of Premium Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, applicants for contracts with Annuitants who are age 75 or younger at the time of application may elect the Return of Premium Enhanced Death Benefit Option.  Generally, if the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision.

Extra Value Options

For an additional charge, an applicant can elect one of two Extra Value Options.

Applicants should be aware of the following prior to electing an Extra Value Option:

(1)
Nationwide believes that the Extra Value Options, even after the direct and indirect costs associated with the options, will benefit the majority of Contract Owners.  If you have questions about whether an Extra Value Option is appropriate for you, please consult your individual registered representative specifically about the option.

(2)	Nationwide may make a profit from the Extra Value Option charge.

(3)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.

(4)
Nationwide may take back or "recapture" all or part of the amount credited under an Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(5)	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(6)	The cost of the Extra Value Options and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving an Extra Value Option credits.

3% Extra Value Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant can elect the 3% Extra Value Option.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charge associated with the 3% Extra Value Option.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's general account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract.  Credits applied under this option are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.55% of the Daily Net Assets of the Variable Account, an applicant can elect the 4% Extra Value Option.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charge associated with the 4% Extra Value Option.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract.  This credit, which is funded from Nationwide's general account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract.  Credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Options if:

(a)	the Contract Owner cancels the contract pursuant to the contractual free-look provision;

(b)	the Contract Owner takes a full surrender before the end of the 7th Contract Year; or

(c)	the Contract Owner takes a partial surrender that is or would be subject to a CDSC under the standard CDSC schedule (the B Schedule CDSC schedule) before the end of the 7th Contract Year.

Contract Owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for surrender.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the withdrawal is not, or would not be, subject to a CDSC under the standard CDSC schedule (the B Schedule CDSC schedule);

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code;

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(3)	If the distribution is taken in order to pay registered representative fees, as permitted under the contract ; or

(4)	If the surrender occurs after the end of the 7th Contract Year.

Recapture Resulting from Exercising Free-Look Privilege

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a full surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.

Recapture Resulting from a Partial Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the 7th Contract Year that is subject to CDSC (or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In Contract Year 2, Mr. X takes a $15,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $5,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $15,000 partial surrender is $150.

The amount recaptured will be taken from the Sub-Accounts in the same proportion that purchase payments are allocated as of the surrender date.

Some state jurisdictions require a reduced recapture schedule.  Please refer to your contract for state specific information.

iFLEX Option

The iFLEX Option is a withdrawal benefit that gives the Contract Owner a choice as to the form that the benefit will take.  It can take the form of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit, depending on the needs of the Contract Owner.  In either case, the iFLEX Option allows a Contract Owner the ability to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election.

The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application.  For most contracts, the determining life is that of the primary Contract Owner, which shall be designated on the application.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  The determining life may not be changed.

In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets of the Variable Account.  Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner's election to invoke a Reset Opportunity, as discussed herein.  The charge associated with this option will be assessed until the contract is terminated, annuitized, or the determining life dies.

Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of investment options currently available under the contract.  Those limited investment options are a limited number of underlying mutual funds available under the contract.

If Contract Value is allocated to one or more of the limited number of underlying mutual funds available in connection with the iFLEX Option, the Contract Owner may reallocate the Contract Value among the available underlying mutual funds in accordance with the "Transfers Prior to Annuitization" provision.

Currently, subsequent purchase payments are permitted under the iFLEX Option.  However, Nationwide reserves the right to limit subsequent payments in the future.

The iFLEX Option, including all the charges and benefits associated there with, terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life).  The benefits associated with the iFLEX Option will not continue with a joint owner.

Electing the Form of the Benefit

The Contract Owner determines the form of the benefit by deciding when to take the first surrender.

•
If the Contract Owner takes the first surrender before the later of the 5th contract anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.

•
If the Contract Owner takes the first surrender on or after the later of the 5th contract anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.

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Once the first surrender is taken, the form of the benefit may not be changed or revoked.

Immediate Withdrawal Benefit

The Immediate Withdrawal Benefit permits the Contract Owner to take annual surrenders of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.

At the time of the first surrender, the immediate withdrawal benefit base is calculated and is set equal to the greater of (1) or (2) where:

(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first surrender ; and

(2)	is the Contract Value on the 5th contract anniversary (if applicable).

The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a surrender in excess of the permitted 5%.

Once the Immediate Withdrawal Benefit is invoked, on each contract anniversary, the Contract Owner is entitled to surrender an amount equal to 5% of the immediate withdrawal benefit base, without reducing the immediate withdrawal benefit base, until the "remaining immediate withdrawal amount" is depleted.  The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first surrender.  It is reduced with each surrender and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit.  Although these surrenders do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.

In order to receive a surrender in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a surrender request to the Service Center.   Upon receipt of the request, Nationwide will surrender Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the surrender request.  Surrender requests may be submitted systematically or directly by the Contract Owner.

Surrenders are subject to the CDSC provisions of the contract.  Application of a CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base.  To avoid this, Contract Owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the 5% benefit amount.

Each surrender taken under the Immediate Withdrawal Benefit that is not an excess surrender (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis.  Any portion of the Immediate Withdrawal Benefit that is not surrendered in a given year is forfeited and may not be claimed in subsequent years.

The Contract Owner may take surrenders in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than zero.  Any such "excess surrender" will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see the "Impact of Excess Withdrawals" provision).

Once the remaining immediate withdrawal amount reaches zero, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take surrenders under the iFLEX Option.

Note, however, that even if the remaining immediate withdrawal amount equals zero, there may still be Contract Value in the contract.  If so, the Contract Owner may take surrenders outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.

In contrast, if the Contract Value reaches zero before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is zero.  No additional purchase payments will be accepted and no surrenders in excess of 5% of the immediate withdrawal benefit base will be permitted.  Once the remaining immediate withdrawal amount reaches zero, the contract will automatically terminate.

Guaranteed Lifetime Withdrawal Benefit

The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual surrenders of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime, regardless of Contract Value.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

At the time of the first surrender, the guaranteed lifetime withdrawal benefit base is calculated and is set equal to the greater of (1) or (2) where:

(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first surrender, and

(2)	is the Contract Value on the 5th contract anniversary (if applicable).

The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a surrender in excess of the permitted 5%.

Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each contract anniversary, the Contract Owner is entitled to surrender an amount equal to 5% of the guaranteed lifetime withdrawal benefit base, without reducing the guaranteed lifetime withdrawal benefit base, until the earlier of the determining life's death or annuitization, even after the Contract Value falls to zero.  Although these surrenders do not reduce the guaranteed lifetime withdrawal benefit base, they

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do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.

In order to receive a surrender in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a surrender request to the Service Center.   Upon receipt of the request, Nationwide will surrender Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the surrender request.  Surrender requests may be submitted systematically or directly by the Contract Owner.

Surrenders are subject to the CDSC provisions of the contract.  Application of a CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base.  To avoid this, Contract Owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the 5% benefit amount.

Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not surrendered in a given year is forfeited and may not be claimed in subsequent years.

The Contract Owner may take surrenders in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than zero.  Any such "excess surrender" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see the "Impact of Excess Withdrawals" provision).

Once the Contract Value equals zero, the Contract Owner cannot take excess surrenders, but can continue to take annual surrenders of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime.  No additional purchase payments will be permitted.

Impact of Excess Withdrawals

The Contract Owner may take surrenders in excess of 5% of the applicable benefit base if the Contract Value is greater than zero.  Any such "excess surrender" will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years.  If the Contract Owner takes an excess surrender, the applicable benefit base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the 5% benefit amount; or

(2)
a proportion based on the ratio of the dollar amount of the surrender in excess of the 5% benefit amount to the Contract Value (after the surrender of the 5% benefit amount), multiplied by the applicable benefit base.

In situations where the Contract Value exceeds the applicable benefit base, excess surrenders will typically result in a dollar amount reduction to the applicable benefit base.  In situations where the Contract Value is less than the applicable benefit base, excess surrenders will typically result in a proportional reduction to the lifetime applicable benefit base.  Once the Contract Value falls to zero, the Contract Owner is no longer permitted to take excess surrenders.

Purchase Payments After the First Surrender

Purchase payments made after the first surrender are permitted, provided that the Contract Value is greater than zero.  Once the Contract Value reaches zero after the first surrender has been taken under the iFLEX Option, no further purchase payments will be permitted.

These post-surrender purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity, as discussed herein.

Reset Opportunities

Every 5 years, starting with the 10th contract anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value.  In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value.  In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.

Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity.  If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option.  If Nationwide does not receive a Contract Owner's election to invoke the Reset Opportunity within 60 days after the applicable contract anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.

Taxation of Surrenders under the iFLEX Option

Although the tax treatment is not clear, when the Contract Owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

Minimum Required Distributions

Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in surrenders that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide

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systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: (1) the adjustment of contract expenses , and (2) the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.40% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.  If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified Contract Owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

Contingent Owner

The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.  Contingent owners may only be named for Non-Qualified Contracts.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The Contract Owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.

The Contract Owner may not name a new Annuitant without Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant.  The contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent Annuitant of greater age.  Contingent Annuitants may only be named in Non-Qualified Contracts.

If a contingent Annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent Annuitant.

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Co-Annuitant

A co-Annuitant, if named, must be the Annuitant's spouse.  The co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-Annuitant dies before the Annuitization Date, the surviving co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies.  The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner's spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide's underwriting and approval);

•	contingent Annuitant (subject to Nationwide's underwriting and approval);

•	co-Annuitant (must be the Annuitant's spouse);

•	beneficiary; or

•	contingent beneficiary.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date.  No change will be effective unless and until it is received and recorded at the Service Center.   Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner.  Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent Annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRAs	$10,000	$500
Simple IRAs	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment -only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments are not permitted in some states under certain circumstances.

**Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

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The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  Her contract is the only one eligible to receive PPCs.  For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.  If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period and they are not subject to recapture.

Pricing

Generally, Nationwide prices Accumulation Unit values of the Sub-Accounts on each day that the New York Stock Exchange is open.  (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)

Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments

Initial Purchase Payments

Initial purchase payments will be priced at the Accumulation Unit value next determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 pm EST.  If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within 2 business days after the next business day.

If an incomplete application is not completed within 5 business days after receipt at the Service Center , the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, initial purchase payments are allocated according to Contract Owner instructions on the application.  However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free

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look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.

Subsequent Purchase Payments

Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Day will be priced at the Accumulation Unit value next determined after receipt of the purchase payment.  If a subsequent purchase payment is received at the Service Center (along with all the necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following business day.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner on the application .  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.

Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center .  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the value of amounts allocated to the Sub-Accounts and the collateral fixed account.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts and the collateral fixed account.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.25% to 3. 10 % of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Transfers Prior to Annuitization

Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.

Frequent Trading and Transfer Restrictions

Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another).  These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds."  The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading.  These Sub-Accounts are referred to as "Limited Transfer Funds."  Lists of the Actively Traded Funds and Limited Transfer Funds appear at the end of this section.

Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors.  Frequent transfers among the Limited Transfer Funds can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

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•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds.  Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.

If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 Sub-Accounts will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.

Nationwide will apply the following guidelines to the Limited Transfer Funds except for the Nationwide Variable Insurance Trust-NVIT Money Market Fund: Class II, underlying mutual funds of Guggenheim Variable Fund, and underlying mutual funds of the Rydex Variable Trust:

Trading Behavior	Nationwide's Response
6 or more transfer events involving Limited Transfer Funds in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events involving Limited Transfer Funds exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

More than 11 transfer events involving Limited Transfer Funds in 2 consecutive calendar quarters OR More than 20 transfer events involving Limited Transfer Funds in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).

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Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges into a specific underlying mutual fund by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchanges into one or more underlying mutual funds based upon instruction from the underlying mutual fund.

Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchase requests.  If an underlying mutual fund refuses to accept a purchase request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Transfers After Annuitization

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet to the Service Center .  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determines to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time upon advance written notice.

Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST).  Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 25 minutes before the close of the NYSE (generally 3:35 pm EST).  All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.

Actively Traded Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").

Direxion Insurance Trust
•	Dynamic VP HY Bond Fund

Guggenheim Variable Fund
•	CLS AdvisorOne Amerigo
•	CLS AdvisorOne Clermont
•	CLS AdvisorOne Select Allocation

ProFunds
•	ProFund VP Access High Yield Fund
•	ProFund VP Asia 30
•	ProFund VP Banks
•	ProFund VP Basic Materials
•	ProFund VP Bear
•	ProFund VP Biotechnology
•	ProFund VP Bull
•	ProFund VP Consumer Goods
•	ProFund VP Consumer Services
•	ProFund VP Emerging Markets
•	ProFund VP Europe 30
•	ProFund VP Financials
•	ProFund VP Health Care
•	ProFund VP Industrials
•	ProFund VP International
•	ProFund VP Internet
•	ProFund VP Japan
•	ProFund VP NASDAQ-100
•	ProFund VP Oil & Gas
•	ProFund VP Pharmaceuticals
•	ProFund VP Precious Metals
•	ProFund VP Real Estate
•	ProFund VP Rising Rates Opportunity
•	ProFund VP Semiconductor
•	ProFund VP Short Emerging Markets
•	ProFund VP Short International
•	ProFund VP Short NASDAQ-100
•	ProFund VP Technology
•	ProFund VP Telecommunications
•	ProFund VP U.S. Government Plus
•	ProFund VP UltraNASDAQ-100
•	ProFund VP UltraShort NASDAQ-100
•	ProFund VP Utilities

Rydex Variable Trust
•	Banking Fund
•	Basic Materials Fund
•	Biotechnology Fund
•	Consumer Products Fund
•	Dow 2x Strategy Fund
•	Electronics Fund
•	Energy Fund
•	Energy Services Fund
•	Europe 1.25x Strategy Fund
•	Financial Services Fund
•	Government Long Bond 1.2x Strategy Fund
•	Health Care Fund

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•	Internet Fund
•	Inverse Dow 2x Strategy Fund
•	Inverse Government Long Bond Strategy Fund
•	Inverse Mid-Cap Strategy Fund
•	Inverse NASDAQ-100® Strategy Fund
•	Inverse Russell 2000® Strategy Fund
•	Inverse S&P 500 Strategy Fund
•	Japan 2x Strategy Fund
•	Leisure Fund
•	Mid-Cap 1.5x Strategy Fund
•	NASDAQ-100® 2x Strategy Fund
•	NASDAQ-100® Fund
•	Nova Fund
•	Precious Metals Fund
•	Real Estate Fund
•	Retailing Fund
•	Russell 2000® 1.5x Strategy Fund
•	S&P 500 2x Strategy Fund
•	S&P 500 Pure Growth Fund
•	S&P 500 Pure Value Fund
•	S&P MidCap 400 Pure Growth Fund
•	S&P MidCap 400 Pure Value Fund
•	S&P SmallCap 600 Pure Growth Fund
•	S&P SmallCap 600 Pure Value Fund
•	Strengthening Dollar 2x Strategy Fund
•	Technology Fund
•	Telecommunications Fund
•	Transportation Fund
•	Utilities Fund
•	Weakening Dollar 2x Strategy Fund

Limited Transfer Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund:
Class III
•	American Century VP Value Fund: Class III

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund: Class III

Credit Suisse Trust
•	Commodity Return Strategy Portfolio

Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Portfolio: Service Class 2
•	VIP Equity-Income Portfolio: Service Class 2R
•	VIP Growth Portfolio: Service Class 2R
•	VIP High Income Portfolio: Service Class 2R

Franklin Templeton Variable Insurance Products Trust
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2

Guggenheim Variable Fund
•	All-Asset Aggressive Strategy
•	All-Asset Conservative Strategy
•	All-Asset Moderate Strategy
•	Alternative Strategies Allocation
•	DWA Flexible Allocation
•	DWA Sector Rotation
•	Managed Futures Strategy
•	Multi-Hedge Strategies
•	U.S. Long Short Momentum

Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy

MFS ® Variable Insurance Trust II
•	MFS Global Tactical Allocation Portfolio: Service Class

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Cardinalsm Aggressive Fund: Class II
•	NVIT Cardinalsm Balanced Fund: Class II
•	NVIT Cardinalsm Capital Appreciation Fund: Class II
•	NVIT Cardinalsm Conservative Fund: Class II
•	NVIT Cardinalsm Moderate Fund: Class II
•	NVIT Cardinalsm Moderately Aggressive Fund: Class II
•	NVIT Cardinalsm Moderately Conservative Fund: Class II
•	NVIT Core Plus Bond Fund: Class II
•	NVIT Emerging Markets Fund: Class III
•	NVIT Government Bond Fund: Class III
•	NVIT Investor Destinations Funds
o	NVIT Investor Destinations Aggressive Fund: Class VI
o	NVIT Investor Destinations Balanced Fund: Class VI
o	NVIT Investor Destinations Capital Appreciation Fund: Class VI
o	NVIT Investor Destinations Conservative Fund : Class VI
o	NVIT Investor Destinations Moderate Fund : Class VI
o	NVIT Investor Destinations Moderately Aggressive Fund: Class VI
o	NVIT Investor Destinations Moderately Conservative Fund: Class VI
•	NVIT Money Market Fund: Class II
•	NVIT Multi-Manager International Growth Fund: Class VI
•	NVIT Multi-Manager International Value Fund : Class VI
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class III
•	NVIT Multi-Manager Small Cap Value Fund: Class III
•	NVIT Multi-Manager Small Company Fund: Class III
•	NVIT Nationwide Fund: Class III
•	NVIT Short Term Bond Fund: Class II

PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class

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•	Commodity RealReturn® Strategy Portfolio: Advisor Class
•	Emerging Markets Bond Portfolio: Advisor Class
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Global Bond (Unhedged): Advisor Class
•	High Yield Portfolio: Advisor Class
•	Low Duration Portfolio: Advisor Class
•	Total Return Portfolio: Advisor Class

Pioneer Variable Contracts Trust
•	Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer High Yield VCT Portfolio: Class II

Rydex Variable Trust
•	Commodities Strategy Fund

The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II
•	Global Real Estate Portfolio: Class II
•	Global Tactical Asset Allocation Portfolio: Class II

Van Eck VIP Trust
•	Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Multi-Manager Alternatives Fund: Initial Class

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Please see "Extra Value Options" for a description of the recapture of the amount credited under an Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption)

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information."

Surrender requests must be submitted in writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days after the request is received at the Service Center .  Additionally, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Surrender requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the surrender request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST).  If the surrender request and all necessary information is received after the close of the New York Stock Exchange, the surrender request will receive the Accumulation Unit value determined at the end of the next Valuation Day.

Partial Surrenders (Partial Redemptions)

For partial surrenders, Nationwide will surrender Accumulation Units from the Sub-Accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Registered Representative Fees

The contract may be available for use with investment accounts sold by registered representatives.  Any fees and expenses charged by registered representatives or associated

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with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus.  Fees for those accounts would be specified in the respective account agreements with the registered representative.

Selection of an investment advisor is at the complete discretion of the Contract Owner.  Nationwide is not affiliated with and does not endorse such advisors , and makes no representations as to their qualifications.  Some Contract Owners may authorize such advisors to take partial surrenders from the contract to pay advisory or management fees.  Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties.  See "Waiver of Contingent Deferred Sales Charges" earlier in this prospectus.

Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial surrenders to pay registered representative fees.  This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract.  Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing you investment advice in connection with this annuity contract.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest; and

•	any recapture of any Extra Value Option credit.

A CDSC may apply.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the

Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

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(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide will charge a loan processing fee at the time each new loan is processed.  The loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

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Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded at the Service Center , the assignment will become effective as of the date the written request was signed.

Investment-Only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Systematic Withdrawals

Systematic withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be submitted in writing to the Service Center .

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.  If the Contract Owner takes  Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; and

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the systematic withdrawal program is recorded by the Service Center.   For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Examine and Cancel").

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Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.

The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than:

•	the age (or date) specified in the contract (the Annuity Commencement Date as specified by the Contract Owner and reflected on the contract's data page); or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For any contract that is issued as a Non-Qualified Contract or as a Roth-IRA contract, the Annuity Commencement Date is the Contract Owner's 90th birthday unless the Contract Owner specifies otherwise.

For all other types of contracts, the Annuity Commencement Date is the date when the Contract Owner reaches age 70½ unless the Contract Owner specifies otherwise.  The Contract Owner may not, however, extend the Annuity Commencement Date to a date after the Contract Owner's 90th birthday.  For contracts which have joint owners the older Contract Owner's age will be used.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

If the Contract Owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor

30

(2)	for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(3)	multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the Valuation Period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under the Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

If the Contract Owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon Annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code.  See "Required Distributions" in "Appendix C: Contract Types and Tax Information."

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the beneficiary becomes the Contract Owner.  If no beneficiary survives the Contract Owner, the last surviving Contract Owner's estate becomes the Contract Owner.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

Death of Annuitant – Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant and no death benefit is payable.  If no contingent Annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

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If no beneficiaries survive the Annuitant, the contingent beneficiary(ies) receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit.   Death benefit claims must be submitted to the Service Center.   If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option that is offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Standard Death Benefit

If the Annuitant dies before the Annuitization Date and no optional death benefit is elected at the time of application, the death benefit will equal the Contract Value.

Highest Anniversary Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, contracts with Annuitants age 75 or younger at the time of application may elect the Highest Anniversary Enhanced Death Benefit Option.  If the Annuitant dies before the Annuitization Date and the total of all purchase payments is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

A x F + B x (1 - F)
Where:

A =	The greatest of:

(1)	the Contract Value;

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(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered; and

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

B =	the Contract Value;

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of the purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The Highest Anniversary Enhanced Death Benefit Option also includes the Spousal Protection Feature and a Long Term Care Facility and Terminal Illness Benefit.  Please see "Spousal Protection Feature" and "Long Term Care Facility and Terminal Illness Benefit" later in this section.

Return of Premium Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, contracts with Annuitants age 75 or younger at the time of application may elect the Return of Premium Enhanced Death Benefit Option.  If the Annuitant dies before the Annuitization Date and the total of all purchase payments is less than or equal to $3,000,000, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

A x F + B x (1 - F)
Where:

A =	The greater of:

(1)	the Contract Value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

B =	the Contract Value;

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of the purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the Contract Value.

The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature and a Long Term Care Facility and Terminal Illness Benefit.  Please see "Spousal Protection Feature" and "Long Term Care Facility and Terminal Illness Benefit."

Spousal Protection Feature

Each of the optional death benefits has a Spousal Protection Feature.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available for all contract types except Charitable Remainder Trusts, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the Contract Owner;

(2)	the spouses must be co-Annuitants;

(3)	both co-Annuitants must be age 75 or younger at the time the contract is issued;

(4)	the spouses must each be named as beneficiaries;

(5)	no person other than the spouse may be named as Contract Owner, Annuitant or primary beneficiary;

(6)
if both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRAs, this person must be the Contract Owner);

(7)
if a co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-Annuitant; and

(8)
if a co-Annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the Service Center.   In addition, the date of marriage must be after the election of

33

the death benefit option and the new co-Annuitant must be age 75 or younger.

If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

Long Term Care Facility and Terminal Illness Benefit

In addition, each of the optional death benefits has a Long Term Care Facility and Terminal Illness Benefit at no additional charge provided the conditions described below are satisfied.   This benefit may not be available in every state.

Under this provision, n o CDSC will be charged if:

(1)
the third contract anniversary has passed and   the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the third contract anniversary; or

(2)
the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness , and Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify the Service Center of any changes to street and/or email addresses.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A contract owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center.   Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of

34

the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.   On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.   On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification.  On March 30, 2012, the Company filed its brief in opposition to the class certification motion.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an

35

unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.   On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.   In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of " All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.   On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.   On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACo's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal.   The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

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On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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Table of Contents of the Statement of Additional Information

General Information and History	1
Services	1
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	2
Annuity Payments	2
Condensed Financial Information	3
Financial Statements	2 94

Investment Company Act of 1940 Registration File No. 811- 0 5701

Securities Act of 1933 Registration File No. 333-135650

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Designations Key:
STTF:	The underlying mutual fund in which this Sub-Account invests assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account may invest in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.

ATF:	This Sub-Account is an Actively Traded Fund (see "Frequent Trading and Transfer Restrictions" earlier in the prospectus).
LTF:	This Sub-Account is a Limited Transfer Fund (see "Frequent Trading and Transfer Restrictions" earlier in the prospectus).

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	The fund seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Designation: LTF

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

Designation: STTF, LTF

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Designation: LTF

Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF

Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio:  Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Money Management, Inc., Fidelity
Investments Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF

39

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Designation: STTF, LTF

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.

Designation: STTF, LTF

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Designation: STTF, LTF

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Designation: FF, LTF

Guggenheim Variable Fund - All-Asset Aggressive Strategy  (formerly,  Rydex Variable Trust - All-Asset Aggressive Strategy Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks growth of capital.

Designation: FF, LTF

Guggenheim Variable Fund - All-Asset Conservative Strategy (formerly, Rydex Variable Trust - All-Asset Conservative Strategy Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Primarily seeks preservation of capital and, secondarily seeks long-term growth of capital.
Designation: FF, LTF

Guggenheim Variable Fund - All-Asset Moderate Strategy  (formerly, Rydex Variable Trust - All-Asset Moderate Strategy Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Primarily seeks growth of capital and, secondarily seeks preservation of capital.
Designation: FF, LTF

Guggenheim Variable Fund - Alternative Strategies Allocation (formerly, Rydex Variable Trust - Alternative Strategies Allocation Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.
Designation: LTF

40

Guggenheim Variable Fund - CLS AdvisorOne Amerigo (formerly, Rydex Variable Trust - Amerigo Fund)
Investment Advisor:	Security Global Investors
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.

Designation: FF, ATF

Guggenheim Variable Fund - CLS AdvisorOne Clermont (formerly, Rydex Variable Trust - Clermont Fund)
Investment Advisor:	Security Global Investors
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.

Designation: FF, ATF

Guggenheim Variable Fund - CLS AdvisorOne Select Allocation (formerly, Rydex Variable Trust - Select Allocation Fund)
Investment Advisor:	Security Global Investors
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF

Guggenheim Variable Fund - DWA Flexible Allocation (formerly, Rydex Variable Trust - DWA Flexible Allocation Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks to provide capital appreciation with capital preservation as a secondary objective.
Designation: LTF

Guggenheim Variable Fund - DWA Sector Rotation (formerly, Rydex Variable Trust - DWA Sector Rotation Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LTF

Guggenheim Variable Fund - Managed Futures Strategy (formerly, Rydex Variable Trust - Managed Futures Strategy Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF

Guggenheim Variable Fund - Multi-Hedge Strategies (formerly, Rydex Variable Trust -  Multi-Hedge Strategies Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF

Guggenheim Variable Fund - U.S. Long Short Momentum (formerly, Rydex Variable Trust - U.S. Long Short Momentum Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Long-term capital appreciation.
Designation: LTF

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Designation: LTF

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.

Designation: LTF

41

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.
Designation: LTF

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Designation: LTF

42

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF, LTF

43

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and
Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company,
LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management
Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF

44

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum real return.
Designation: LTF

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class

Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives such as options, futures contracts or sweep agreements.
Designation: LTF

45

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.
Designation: LTF

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF

ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF

ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF

ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.
Designation: ATF

46

ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials
Index.
Designation: ATF

ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500
Index.
Designation: ATF

ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.
Designation: ATF

ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.
Designation: ATF

ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods
Index.
Designation: ATF

ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services
Index.
Designation: ATF

ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York
Mellon Emerging Markets 50 ADR Index.
Designation: ATF

ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF

ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
Designation: ATF

ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index
Designation: ATF

47

ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.
Designation: ATF

ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley
Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.
Designation: ATF

ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.
Designation: ATF

ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF

ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF

ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Designation: ATF

ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals
Index.
Designation: ATF

ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
Designation: ATF

ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.
Designation: ATF

48

ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-
year U.S. Treasury Bond (“Long Bond”).
Designation: ATF

ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors
Index.
Designation: ATF

ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.
Designation: ATF

ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East
(“MSCI EAFE”) Index.
Designation: ATF

ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse
(opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF

ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.
Designation: ATF

ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S Telecommunications
Index.
Designation: ATF

ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long
Bond”).
Designation: ATF

ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%)
the daily performance of the NASDAQ-100 Index.
Designation: ATF

49

ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF

ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index
Designation: ATF

Rydex Variable Trust - Banking Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF

Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF

Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF

Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks to provide investment results that correlate to the performance of the
Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF

Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
Dow Jones Industrial Average.
Designation: ATF

Rydex Variable Trust - Electronics Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF

50

Rydex Variable Trust - Energy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF

Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF

Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones
STOXX 50 Index.
Designation: ATF

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF

Rydex Variable Trust - Health Care Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF

Rydex Variable Trust - Internet Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the
Long Treasury Bond.
Designation: ATF

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the
S&P Mid Cap 400® Index.
Designation: ATF

51

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the
NASDAQ 100 Index®.
Designation: ATF

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that inversely correspond to the daily performance of the
Russell 2000 Index®.
Designation: ATF

Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that will inversely correlate to the daily performance of the
S&P 500® Index.
Designation: ATF

Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225
Stock Average.
Designation: ATF

Rydex Variable Trust - Leisure Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap
400® Index.
Designation: ATF

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
NASDAQ 100 Index®.
Designation: ATF

Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ
100 Index®.
Designation: ATF

Rydex Variable Trust - Nova Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P
500® Index.
Designation: ATF

Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF

52

Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF

Rydex Variable Trust - Retailing Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000
Index®.
Designation: ATF

Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P
500® Index.
Designation: ATF

Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P
500/Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P
500/Pure Value Index.
Designation: ATF

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap
400/Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap
400/Pure Value Index.
Designation: ATF

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P
SmallCap 600/Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P
SmallCap 600/Pure Value Index.
Designation: ATF

53

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S.
Dollar Index.
Designation: ATF

Rydex Variable Trust - Technology Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF

Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF

Rydex Variable Trust - Transportation Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF

Rydex Variable Trust - Utilities Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S.
Dollar Index.
Designation: ATF

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF

54

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Designation: LTF

Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF

55

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with all optional benefits available on December 31, 201 1 (the maximum Variable Account charge of 3. 10%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information .

The following Sub-Accounts were available effective May 1, 201 2 , therefore, no Condensed Financial Information is available:

Direxion Insurance Trust
•	Dynamic VP HY Bond Fund

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class 2R
No Additional Contract Options Elected - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.086782	-9.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.737408	11.951482	1.82%	26,965
2010	10.412815	11.737408	12.72%	21,579
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.564420	13.531097	-0.25%	23,883
2010	12.110444	13.564420	12.01%	26,147
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.099785	-9.00%	2,699
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.728892	11.664198	-0.55%	4,059
2010	10.336732	11.728892	13.47%	1,528
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.951851	10.812869	-1.27%	3,156
2010	8.954058	10.951851	22.31%	713

56

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.422891	10.134164	-2.77%	38,024
2010*	10.000000	10.422891	4.23%	22,893
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.409534	9.839038	-5.48%	1,589
2010*	10.000000	10.409534	4.10%	892
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.194884	9.936623	-2.53%	26,503
2010*	10.000000	10.194884	1.95%	31,517
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.145668	9.738018	-4.02%	43,173
2010*	10.000000	10.145668	1.46%	40,281
Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.650888	9.237202	-4.29%	29,414
2010	9.832969	9.650888	-1.85%	16,249
2009	9.873186	9.832969	-0.41%	8,655
2008*	10.000000	9.873186	-1.27%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.898470	9.061351	-8.46%	30,251
2010	8.706017	9.898470	13.70%	30,337
2009	6.324103	8.706017	37.66%	0
2008	11.253212	6.324103	-43.80%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.628479	9.482023	-1.52%	14,228
2010	8.785157	9.628479	9.60%	14,249
2009	7.257467	8.785157	21.05%	564
2008	10.510160	7.257467	-30.95%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280944	8.779256	-5.41%	25,926
2010	8.262290	9.280944	12.33%	25,983
2009	6.161401	8.262290	34.10%	7,012
2008	10.783086	6.161401	-42.86%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.801456	8.600679	-12.25%	51,247
2010*	10.000000	9.801456	-1.99%	88,566
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.581057	8.769573	-8.47%	55,691
2010*	10.000000	9.581057	-4.19%	40,057
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0

57

Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.472553	-5.27%	4,851
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.859409	13.182507	2.51%	466,528
2010	11.507674	12.859409	11.75%	129,583
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687

58

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.276342	8.642042	-23.36%	5,278
2010*	10.000000	11.276342	12.76%	11,359
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.609210	14.415190	5.92%	28,860
2010	13.151469	13.609210	3.48%	12,678
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.764552	12.109012	-5.14%	14,167
2010	11.282446	12.764552	13.14%	742
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405091	10.364916	-0.39%	0
2010*	10.000000	10.405091	4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.506827	10.273665	-2.22%	18,446
2010*	10.000000	10.506827	5.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.057575	12.257378	1.66%	49,721
2010	11.526509	12.057575	4.61%	10,550
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.600683	12.438639	-1.29%	19,832
2010	11.510526	12.600683	9.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.798019	12.367391	-3.36%	3,707
2010	11.477424	12.798019	11.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.428968	12.539712	0.89%	107,185
2010	11.604007	12.428968	7.11%	100,762
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612

59

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.627936	8.774112	-17.44%	4,116
2010*	10.000000	10.627936	6.28%	5,934
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.364456	10.168463	-1.89%	3,693
2010	8.369031	10.364456	23.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.480987	13.562050	-6.35%	2,728
2010	11.586182	14.480987	24.98%	1,154
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.990625	14.915466	-6.72%	5,580
2010	12.918236	15.990625	23.78%	4,357
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.343870	11.290427	-0.47%	3,026
2010	10.123563	11.343870	12.05%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.959272	-0.41%	62,841
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597

60

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.827266	-1.73%	40,094
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.007389	0.07%	24,549
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.206950	8.453550	-24.57%	22,274
2010*	10.000000	11.206950	12.07%	25,202
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.826497	10.474393	-3.25%	27,813
2010*	10.000000	10.826497	8.26%	5,318
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860

61

ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.278706	-7.21%	12,765

62

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173

63

Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349198	11.302467	9.21%	14,356
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0

64

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901

65

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0

66

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121

67

Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.319350	3.19%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.297462	-17.03%	1,053
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.890872	-11.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.696585	-23.03%	5,722
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.611631	-3.88%	176,972

68

Maximum Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.973417	-10.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.029722	8.023326	-0.08%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.559978	8.379283	-2.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491392	9.796712	-6.62%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.700255	9.903807	-15.35%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.986272	-10.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.862504	7.672927	-2.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.297601	9.007985	-3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293078	9.820785	-4.59%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.279861	9.534800	-7.25%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.067887	9.629445	-4.35%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.019277	9.436921	-5.81%	0
Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.283553	8.719541	-6.08%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.164204	8.232267	-10.17%	0

69

Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.914371	8.614691	-3.36%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.658605	8.037406	-7.17%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.679336	8.334682	-13.89%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.461674	8.498351	-10.18%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.481843	8.585485	-9.45%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.313800	9.274386	-10.08%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.354429	-6.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990487	11.056117	0.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.397040	9.840370	-5.35%	0

70

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.527089	9.724779	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.136020	8.374721	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.982065	11.415209	3.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.857884	8.245807	-6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.275487	10.044489	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.375949	9.956000	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.169247	10.144595	-0.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.623157	9.321829	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.234109	8.756533	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.977530	9.878298	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.495596	8.502554	-18.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.643999	9.981272	-6.23%	0

71

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.146681	9.233598	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.212811	6.944077	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.865486	8.147583	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.727802	8.904017	-8.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.228539	8.036647	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.835164	-1.65%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.463293	10.467690	0.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.882690	-1.17%	0

72

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.067456	8.192048	-25.98%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.689931	10.149041	-5.06%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756419	10.709885	-0.43%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.239648	-7.60%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.519775	-4.80%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.625987	-13.74%	0

73

ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645094	10.465953	-1.68%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.182754	-18.17%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.163554	-8.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.407079	14.473579	39.07%	0

74

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.006594	10.724121	7.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521827	9.599894	-8.76%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.398743	9.534967	1.45%	0

75

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.724178	3.338540	-29.33%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.474412	4.901228	-10.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.897846	7.967736	-10.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.944156	10.248129	-26.51%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.426961	9.619406	2.04%	0

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Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.311433	5.879189	-6.85%	0
2011	6.287793	5.857169	-6.85%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.067387	7.569982	-6.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.129529	8.214312	-10.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.611718	8.971176	-6.66%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.190761	1.91%	0

77

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.193830	-18.06%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.779921	-12.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.600402	-24.00%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.491826	-5.08%	0

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the a nnuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a C haritable R emainder T rust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

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Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.   In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

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Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description, and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were non - deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

81

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non - taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" satisfies the 5-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the a nnuitization d ate is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

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With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date , all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

iFLEX Option.  Although the tax treatment is not clear, if a contract owner takes a withdrawal from the contract under the iFLEX Option before the annuitization date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the account value immediately before the distribution or (b) the guaranteed lifetime amount immediately before the distribution, over (c) the remaining investment in the contract.  In certain circumstances, this treatment with respect to the iFLEX Option could result in your account value being less than your

83

investment in the contract after such a withdrawal.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase the iFLEX Option in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements.  Please consult your tax advisor.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners , above.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

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Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is 2 or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

85

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the

86

contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans, and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

87

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

88

STATEMENT OF ADDITIONAL INFORMATION

May 1, 201 2

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 201 2 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-8 00-848-6331 , TDD 1-800-238-3035.   Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

Table of Contents of the Statement of Additional Information
General Information and History	1
Services	1
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	2
Annuity Payments	2
Condensed Financial Information	3
Financial Statements	2 94

General Information and History

Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ( " Nationwide " ).  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 201 1 .

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds.  Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.  See " Underlying Mutual Fund Payments " located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA " ).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ( " NISC " ) One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 201 1 , 20 10 and 200 9 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the " yield " and " effective yield " for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See " Frequency and Amount of Annuity Payments " located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 201 1 .  The term "Period" is defined as a complete calendar year unless otherwise noted.  Those periods with an (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following Sub-Accounts were available effective May 1, 2012, therefore, no Condensed Financial Information is available

Direxion Insurance Trust
•	Dynamic VP HY Bond Fund

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class 2R

No Additional Contract Options Elected - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.086782	-9.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.737408	11.951482	1.82%	26,965
2010	10.412815	11.737408	12.72%	21,579
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.564420	13.531097	-0.25%	23,883
2010	12.110444	13.564420	12.01%	26,147
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.099785	-9.00%	2,699
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.728892	11.664198	-0.55%	4,059
2010	10.336732	11.728892	13.47%	1,528
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.951851	10.812869	-1.27%	3,156
2010	8.954058	10.951851	22.31%	713
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.422891	10.134164	-2.77%	38,024
2010*	10.000000	10.422891	4.23%	22,893

Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.409534	9.839038	-5.48%	1,589
2010*	10.000000	10.409534	4.10%	892
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.194884	9.936623	-2.53%	26,503
2010*	10.000000	10.194884	1.95%	31,517
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.145668	9.738018	-4.02%	43,173
2010*	10.000000	10.145668	1.46%	40,281
Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.650888	9.237202	-4.29%	29,414
2010	9.832969	9.650888	-1.85%	16,249
2009	9.873186	9.832969	-0.41%	8,655
2008*	10.000000	9.873186	-1.27%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.898470	9.061351	-8.46%	30,251
2010	8.706017	9.898470	13.70%	30,337
2009	6.324103	8.706017	37.66%	0
2008	11.253212	6.324103	-43.80%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.628479	9.482023	-1.52%	14,228
2010	8.785157	9.628479	9.60%	14,249
2009	7.257467	8.785157	21.05%	564
2008	10.510160	7.257467	-30.95%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280944	8.779256	-5.41%	25,926
2010	8.262290	9.280944	12.33%	25,983
2009	6.161401	8.262290	34.10%	7,012
2008	10.783086	6.161401	-42.86%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.801456	8.600679	-12.25%	51,247
2010*	10.000000	9.801456	-1.99%	88,566
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.581057	8.769573	-8.47%	55,691
2010*	10.000000	9.581057	-4.19%	40,057
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0

Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.472553	-5.27%	4,851
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.859409	13.182507	2.51%	466,528
2010	11.507674	12.859409	11.75%	129,583
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.276342	8.642042	-23.36%	5,278
2010*	10.000000	11.276342	12.76%	11,359
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.609210	14.415190	5.92%	28,860
2010	13.151469	13.609210	3.48%	12,678
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.764552	12.109012	-5.14%	14,167
2010	11.282446	12.764552	13.14%	742
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405091	10.364916	-0.39%	0
2010*	10.000000	10.405091	4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.506827	10.273665	-2.22%	18,446
2010*	10.000000	10.506827	5.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.057575	12.257378	1.66%	49,721
2010	11.526509	12.057575	4.61%	10,550
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.600683	12.438639	-1.29%	19,832
2010	11.510526	12.600683	9.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.798019	12.367391	-3.36%	3,707
2010	11.477424	12.798019	11.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.428968	12.539712	0.89%	107,185
2010	11.604007	12.428968	7.11%	100,762
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.627936	8.774112	-17.44%	4,116
2010*	10.000000	10.627936	6.28%	5,934
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.364456	10.168463	-1.89%	3,693
2010	8.369031	10.364456	23.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.480987	13.562050	-6.35%	2,728
2010	11.586182	14.480987	24.98%	1,154
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.990625	14.915466	-6.72%	5,580
2010	12.918236	15.990625	23.78%	4,357
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.343870	11.290427	-0.47%	3,026
2010	10.123563	11.343870	12.05%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.959272	-0.41%	62,841
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.827266	-1.73%	40,094
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.007389	0.07%	24,549
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.206950	8.453550	-24.57%	22,274
2010*	10.000000	11.206950	12.07%	25,202
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.826497	10.474393	-3.25%	27,813
2010*	10.000000	10.826497	8.26%	5,318
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860

ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.278706	-7.21%	12,765

ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173

Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349198	11.302467	9.21%	14,356
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121

Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.319350	3.19%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.297462	-17.03%	1,053
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.890872	-11.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.696585	-23.03%	5,722
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.611631	-3.88%	176,972

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.074560	-9.25%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.628563	6.29%	1,220
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.532912	11.719517	1.62%	0
2010	10.252137	11.532912	12.49%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.328088	13.268478	-0.45%	0
2010	11.923569	13.328088	11.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.609433	10.075299	-5.03%	20,666
2010*	10.000000	10.609433	6.09%	1,053
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.831847	10.185397	-13.92%	0
2010*	10.000000	11.831847	18.32%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.087542	-9.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.524484	11.437755	-0.75%	0
2010	10.177187	11.524484	13.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.761030	10.602988	-1.47%	0
2010	8.815872	10.761030	22.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.408891	10.100087	-2.97%	0
2010*	10.000000	10.408891	4.09%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.395556	9.805966	-5.67%	0
2010*	10.000000	10.395556	3.96%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.181198	9.903236	-2.73%	614
2010*	10.000000	10.181198	1.81%	614
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.132043	9.705277	-4.21%	0
2010*	10.000000	10.132043	1.32%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.610832	9.180281	-4.48%	926
2010	9.812014	9.610832	-2.05%	926
2009	9.872143	9.812014	-0.61%	926
2008*	10.000000	9.872143	-1.28%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.817010	8.968609	-8.64%	0
2010	8.651872	9.817010	13.47%	0
2009	6.297534	8.651872	37.39%	0
2008	11.228749	6.297534	-43.92%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.549268	9.385024	-1.72%	0
2010	8.730554	9.549268	9.38%	0
2009	7.226992	8.730554	20.80%	0
2008	10.487300	7.226992	-31.09%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.212130	8.696558	-5.60%	0
2010	8.217661	9.212130	12.10%	0
2009	6.140564	8.217661	33.83%	0
2008	10.768485	6.140564	-42.98%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.788290	8.571760	-12.43%	404
2010*	10.000000	9.788290	-2.12%	404
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.568182	8.740081	-8.65%	1,584
2010*	10.000000	9.568182	-4.32%	1,584
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.743312	7.873390	-9.95%	0
2010	9.197148	8.743312	-4.93%	0
2009	9.722772	9.197148	-5.41%	0
2008*	10.000000	9.722772	-2.77%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.649414	8.812504	1.89%	568
2010	8.265665	8.649414	4.64%	0
2009	8.672075	8.265665	-4.69%	0
2008	10.826555	8.672075	-19.90%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.824810	11.809772	-7.91%	929
2010	11.701797	12.824810	9.60%	929
2009	9.327991	11.701797	25.45%	929
2008	15.971666	9.327991	-41.60%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.429841	9.538198	-8.55%	2,435
2010*	10.000000	10.429841	4.30%	2,111

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.459812	-5.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.317421	-6.83%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.723481	13.016820	2.31%	42,504
2010	11.409143	12.723481	11.52%	8,369
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.732237	9.902267	-7.73%	0
2010*	10.000000	10.732237	7.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.461264	10.171212	-2.77%	0
2010*	10.000000	10.461264	4.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.580070	10.067471	-4.84%	0
2010*	10.000000	10.580070	5.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.276826	10.271049	-0.06%	1,389
2010*	10.000000	10.276826	2.77%	1,042
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.514042	10.120187	-3.75%	0
2010*	10.000000	10.514042	5.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645545	10.001373	-6.05%	0
2010*	10.000000	10.645545	6.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.398550	10.220374	-1.71%	0
2010*	10.000000	10.398550	3.99%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.251478	2.51%	393
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.261210	8.612975	-23.52%	0
2010*	10.000000	11.261210	12.61%	307
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.372151	14.135505	5.71%	2,442
2010	12.948618	13.372151	3.27%	727

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.593310	11.922404	-5.33%	0
2010	11.153652	12.593310	12.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.391120	10.330080	-0.59%	0
2010*	10.000000	10.391120	3.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.492708	10.239123	-2.42%	0
2010*	10.000000	10.492708	4.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.895841	12.068541	1.45%	0
2010	11.394958	11.895841	4.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.431687	12.247019	-1.49%	0
2010	11.379185	12.431687	9.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.626322	12.176814	-3.56%	0
2010	11.346399	12.626322	11.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.262257	12.346517	0.69%	1,656
2010	11.471573	12.262257	6.89%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.847131	9.704742	-1.45%	139,470
2010	9.992000	9.847131	-1.45%	107,332
2009*	10.000000	9.992000	-0.08%	50,245
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.141617	9.923663	-10.93%	0
2010*	10.000000	11.141617	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.613668	8.744592	-17.61%	0
2010*	10.000000	10.613668	6.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.763783	10.265119	-4.63%	0
2010*	10.000000	10.763783	7.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.260898	9.496303	-7.45%	0
2010*	10.000000	10.260898	2.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.221335	10.566705	-5.83%	0
2010*	10.000000	11.221335	12.21%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.775174	10.372731	-3.73%	0
2010*	10.000000	10.775174	7.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.183835	9.971053	-2.09%	0
2010	8.239864	10.183835	23.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.228682	13.298808	-6.54%	0
2010	11.407389	14.228682	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.712047	14.625988	-6.91%	0
2010	12.718910	15.712047	23.53%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.146244	11.071293	-0.67%	0
2010	9.967360	11.146244	11.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.945902	-0.54%	2,006
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.525904	-4.74%	3,739
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.242383	11.155054	-8.88%	2,588
2010*	10.000000	12.242383	22.42%	3,006
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.589481	11.084504	4.67%	941
2010*	10.000000	10.589481	5.89%	816
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.880441	11.625585	6.85%	0
2010*	10.000000	10.880441	8.80%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.876128	11.518021	5.90%	4,806
2010*	10.000000	10.876128	8.76%	1,796
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.581086	10.765294	1.74%	5,630
2010*	10.000000	10.581086	5.81%	960
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.813891	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.993935	-0.06%	3,536

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.191910	8.425118	-24.72%	1,013
2010*	10.000000	11.191910	11.92%	1,013
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.811773	10.439021	-3.45%	121,291
2010*	10.000000	10.811773	8.12%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.877428	11.014310	1.26%	660
2010*	10.000000	10.877428	8.77%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.108745	7.992311	-28.05%	414
2010*	10.000000	11.108745	11.09%	305
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.453460	-25.47%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.711647	-22.88%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.966022	8.051204	-10.20%	877
2010*	10.000000	8.966022	-10.34%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.343755	-6.56%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.360620	10.210784	-1.45%	0
2010*	10.000000	10.360620	3.61%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.876524	-1.23%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.627029	-3.73%	408
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.002120	8.706344	-20.87%	596
2010*	10.000000	11.002120	10.02%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.586794	9.506465	-10.20%	0
2010*	10.000000	10.586794	5.87%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.266531	-17.33%	0

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.592271	-4.08%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.723268	-12.77%	450
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.851180	9.160608	-15.58%	0
2010*	10.000000	10.851180	8.51%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.449583	-15.50%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.916045	7.157889	-19.72%	0
2010*	10.000000	8.916045	-10.84%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.764877	10.763492	-0.01%	2,760
2010*	10.000000	10.764877	7.65%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.059811	11.144598	0.77%	587
2010*	10.000000	11.059811	10.60%	370
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.384502	3.85%	403
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.274978	-17.25%	4,076
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.266222	-7.34%	366
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.796519	5.418106	-38.41%	0
2010*	10.000000	8.796519	-12.03%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.802584	-11.97%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.325806	9.080127	9.06%	0
2010*	10.000000	8.325806	-16.74%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.529631	8.557781	0.33%	0
2010*	10.000000	8.529631	-14.70%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.665576	7.645513	-11.77%	0
2010*	10.000000	8.665576	-13.34%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.266794	-7.33%	416
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.508926	-4.91%	1,105
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.524235	14.885050	41.44%	1,172
2010*	10.000000	10.524235	5.24%	349
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.371515	11.073099	-2.62%	0
2010*	10.000000	11.371515	13.72%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.374214	5.655789	-23.30%	0
2010*	10.000000	7.374214	-26.26%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.805462	8.05%	2,617
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.857341	5.255682	-23.36%	2,349
2010	6.155594	6.857341	11.40%	2,349
2009	6.468381	6.155594	-4.84%	904
2008	11.156260	6.468381	-42.02%	904
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.781442	20.402720	-17.67%	0
2010	19.850819	24.781442	24.84%	0
2009	12.957122	19.850819	53.20%	275
2008	24.080307	12.957122	-46.19%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.156930	11.070089	8.99%	365
2010	9.309972	10.156930	9.10%	0
2009	7.982910	9.309972	16.62%	533
2008	9.181747	7.982910	-13.06%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.428238	4.994243	-8.00%	3,456
2010	5.098669	5.428238	6.46%	3,456
2009	4.637518	5.098669	9.94%	3,456
2008	9.231627	4.637518	-49.76%	0

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.791414	18.826057	12.12%	1,060
2010	14.527638	16.791414	15.58%	0
2009	12.375441	14.527638	17.39%	360
2008	16.391693	12.375441	-24.50%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.739433	9.395760	7.51%	0
2010	7.117926	8.739433	22.78%	0
2009	5.277048	7.117926	34.88%	522
2008	13.987090	5.277048	-62.27%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.290310	6.823209	-17.70%	0
2010	7.678553	8.290310	7.97%	0
2009	4.533962	7.678553	69.36%	790
2008	9.222111	4.533962	-50.84%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.375620	21.690049	-7.21%	180
2010	19.923313	23.375620	17.33%	247
2009	14.596776	19.923313	36.49%	0
2008	27.447359	14.596776	-46.82%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.739589	24.797497	-10.61%	1,105
2010	22.330809	27.739589	24.22%	1,208
2009	13.951164	22.330809	60.06%	837
2008	33.391273	13.951164	-58.22%	382
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.814012	8.207887	-16.37%	0
2010	11.160994	9.814012	-12.07%	0
2009	8.348818	11.160994	33.68%	0
2008	18.768368	8.348818	-55.52%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.198295	6.873798	-16.16%	3,431
2010	7.274011	8.198295	12.71%	2,217
2009	6.167241	7.274011	17.95%	1,006
2008	12.045364	6.167241	-48.80%	1,006
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.443005	18.744644	39.44%	1,090
2010	12.389152	13.443005	8.51%	671
2009	18.363710	12.389152	-32.53%	0
2008	12.866501	18.363710	42.72%	464
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.531116	11.897002	3.17%	6,440
2010	10.958932	11.531116	5.22%	5,961
2009	8.921282	10.958932	22.84%	3,401
2008	12.047523	8.921282	-25.95%	3,401

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.467051	15.161738	-13.20%	673
2010	14.675377	17.467051	19.02%	673
2009	8.978495	14.675377	63.45%	0
2008	16.527823	8.978495	-45.68%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.606733	2.592166	-28.13%	749
2010	5.250199	3.606733	-31.30%	749
2009	9.625367	5.250199	-45.45%	749
2008	6.072445	9.625367	58.51%	749
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.635948	3.863680	-31.45%	0
2010	6.559015	5.635948	-14.07%	0
2009	5.573597	6.559015	17.68%	0
2008	8.103886	5.573597	-31.22%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.495651	4.105651	-8.68%	0
2010	6.106086	4.495651	-26.37%	0
2009	9.573273	6.106086	-36.22%	0
2008	7.226608	9.573273	32.47%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.770809	2.455575	-11.38%	0
2010	3.571107	2.770809	-22.41%	0
2009	6.047420	3.571107	-40.95%	0
2008	4.145474	6.047420	45.88%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.234356	3.855369	-8.95%	0
2010	5.936808	4.234356	-28.68%	0
2009	8.972284	5.936808	-33.83%	789
2008	7.301309	8.972284	22.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.141930	4.609243	-10.36%	814
2010	6.283207	5.141930	-18.16%	814
2009	8.800135	6.283207	-28.60%	814
2008	6.412714	8.800135	37.23%	814
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.331505	7.234589	-29.98%	0
2010	9.058748	10.331505	14.05%	0
2009	7.432458	9.058748	21.88%	0
2008	11.252415	7.432458	-33.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.149729	15.296512	0.97%	767
2010	11.793708	15.149729	28.46%	767
2009	8.752814	11.793708	34.74%	448
2008	17.447424	8.752814	-49.83%	0

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.803962	17.124799	-8.93%	447
2010	13.871361	18.803962	35.56%	447
2009	9.236209	13.871361	50.18%	0
2008	20.752027	9.236209	-55.49%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.924591	9.714869	-2.11%	0
2010	7.356031	9.924591	34.92%	0
2009	3.427000	7.356031	114.65%	0
2008	12.691644	3.427000	-73.00%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.162833	15.267535	0.69%	1,026
2010	12.985444	15.162833	16.77%	773
2009	8.668667	12.985444	49.80%	0
2008	15.143748	8.668667	-42.76%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.385893	9.142093	-2.60%	0
2010	7.938820	9.385893	18.23%	0
2009	5.944824	7.938820	33.54%	2,740
2008	13.251034	5.944824	-55.14%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.361895	24.188743	-25.26%	1,975
2010	23.782184	32.361895	36.08%	3,533
2009	16.170147	23.782184	47.07%	887
2008	26.708789	16.170147	-39.46%	887
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.831020	15.955265	0.78%	1,353
2010	12.864863	15.831020	23.06%	1,353
2009	10.421235	12.864863	23.45%	0
2008	18.120703	10.421235	-42.49%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.804559	15.363406	3.77%	882
2010	12.004440	14.804559	23.33%	0
2009	8.445861	12.004440	42.13%	0
2008	12.781539	8.445861	-33.92%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.478732	13.395835	-13.46%	718
2010	11.393986	15.478732	35.85%	718
2009	8.672654	11.393986	31.38%	0
2008	18.095860	8.672654	-52.07%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.553779	7.150513	-5.34%	681
2010	6.108997	7.553779	23.65%	681
2009	4.234927	6.108997	44.25%	681
2008	13.423225	4.234927	-68.45%	0

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.793613	11.496446	-2.52%	6,021
2010	9.571162	11.793613	23.22%	5,684
2009	6.596115	9.571162	45.10%	2,977
2008	11.123228	6.596115	-40.70%	2,977
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.062945	10.557366	-4.57%	5,438
2010	9.330047	11.062945	18.57%	8,613
2009	6.259168	9.330047	49.06%	1,976
2008	12.370257	6.259168	-49.40%	1,976
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.295083	15.953630	-2.10%	1,251
2010	12.471505	16.295083	30.66%	757
2009	8.069898	12.471505	54.54%	840
2008	12.824321	8.069898	-37.07%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.259933	12.133552	-8.49%	0
2010	11.200252	13.259933	18.39%	0
2009	7.320353	11.200252	53.00%	507
2008	13.177830	7.320353	-44.45%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.250775	13.518097	2.02%	0
2010	10.722164	13.250775	23.58%	0
2009	8.121145	10.722164	32.03%	0
2008	12.546804	8.121145	-35.27%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.084593	10.784968	-10.75%	0
2010	9.802024	12.084593	23.29%	0
2009	6.129526	9.802024	59.91%	0
2008	11.008339	6.129526	-44.32%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.456070	6.091585	-5.65%	0
2010	6.860175	6.456070	-5.89%	0
2009	8.271131	6.860175	-17.06%	0
2008	7.950539	8.271131	4.03%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.319859	11.919411	-10.51%	5,463
2010	12.063971	13.319859	10.41%	4,718
2009	7.867086	12.063971	53.35%	4,718
2008	14.624018	7.867086	-46.20%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.691832	7.332327	-15.64%	748
2010	7.702007	8.691832	12.85%	703
2009	6.073293	7.702007	26.82%	0
2008	11.274286	6.073293	-46.13%	0

Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.008005	14.022122	-12.41%	0
2010	13.085418	16.008005	22.33%	0
2009	11.311405	13.085418	15.68%	0
2008	15.357140	11.311405	-26.34%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.457018	11.984376	14.61%	1,416
2010	9.927616	10.457018	5.33%	0
2009	8.852352	9.927616	12.15%	0
2008	12.754972	8.852352	-30.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.992442	10.434303	-5.08%	1,671
2010	11.816872	10.992442	-6.98%	1,376
2009	11.247726	11.816872	5.06%	1,376
2008	13.004711	11.247726	-13.51%	903
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.305484	3.05%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.286297	-17.14%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.878907	-11.21%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.686223	-23.14%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.598712	-4.01%	15,371

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.068452	-9.32%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.621413	6.21%	13,729
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.431878	11.605090	1.52%	1,544
2010	10.172635	11.431878	12.38%	797
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.211351	13.138939	-0.55%	3,615
2010	11.831132	13.211351	11.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602307	10.058345	-5.13%	55,009
2010*	10.000000	10.602307	6.02%	24,369
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.823899	10.168238	-14.00%	3,164
2010*	10.000000	11.823899	18.24%	2,808
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.081420	-9.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.423517	11.326061	-0.85%	2,395
2010	10.098251	11.423517	13.12%	962
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.666695	10.499398	-1.57%	13,941
2010	8.747461	10.666695	21.94%	319
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.401894	10.083072	-3.07%	2,027
2010*	10.000000	10.401894	4.02%	1,578
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388556	9.789436	-5.77%	330
2010*	10.000000	10.388556	3.89%	1,221
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.174339	9.886545	-2.83%	589
2010*	10.000000	10.174339	1.74%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.125227	9.688934	-4.31%	1,832
2010*	10.000000	10.125227	1.25%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.590823	9.151892	-4.58%	6,887
2010	9.801539	9.590823	-2.15%	8,564
2009	9.871622	9.801539	-0.71%	1,794
2008*	10.000000	9.871622	-1.28%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776485	8.922546	-8.73%	20,771
2010	8.624898	9.776485	13.35%	12,667
2009	6.284277	8.624898	37.25%	4,152
2008	11.216518	6.284277	-43.97%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.509843	9.336813	-1.82%	58,175
2010	8.703335	9.509843	9.27%	31,456
2009	7.211782	8.703335	20.68%	27,813
2008	10.475875	7.211782	-31.16%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.177863	8.655422	-5.69%	20,463
2010	8.195399	9.177863	11.99%	8,110
2009	6.130146	8.195399	33.69%	2,146
2008	10.761177	6.130146	-43.03%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781710	8.557329	-12.52%	27,717
2010*	10.000000	9.781710	-2.18%	32,061
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561748	8.725368	-8.75%	41,036
2010*	10.000000	9.561748	-4.38%	21,305
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.725109	7.849042	-10.04%	20,949
2010	9.187324	8.725109	-5.03%	23,500
2009	9.722257	9.187324	-5.50%	13,866
2008*	10.000000	9.722257	-2.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.604833	8.758205	1.78%	5,025
2010	8.231416	8.604833	4.54%	2,739
2009	8.644923	8.231416	-4.78%	659
2008	10.803638	8.644923	-19.98%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.712457	11.694463	-8.01%	4,875
2010	11.611045	12.712457	9.49%	4,920
2009	9.265042	11.611045	25.32%	4,579
2008	15.880039	9.265042	-41.66%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.422818	9.522114	-8.64%	53,882
2010*	10.000000	10.422818	4.23%	42,500

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.453453	-5.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.311149	-6.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.655920	12.934590	2.20%	171,758
2010	11.360092	12.655920	11.41%	72,370
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.725025	9.885581	-7.83%	0
2010*	10.000000	10.725025	7.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.454235	10.154090	-2.87%	11,481
2010*	10.000000	10.454235	4.54%	539
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.572946	10.050506	-4.94%	3,400
2010*	10.000000	10.572946	5.73%	8,612
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.269908	10.253743	-0.16%	4,437
2010*	10.000000	10.269908	2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.506962	10.103127	-3.84%	6,805
2010*	10.000000	10.506962	5.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.638391	9.984527	-6.15%	9,998
2010*	10.000000	10.638391	6.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.391563	10.203170	-1.81%	2,797
2010*	10.000000	10.391563	3.92%	838
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.244577	2.45%	1,971
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.253648	8.598471	-23.59%	1,544
2010*	10.000000	11.253648	12.54%	1,487
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.254958	13.997436	5.60%	20,002
2010	12.848174	13.254958	3.17%	3,123

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.508451	11.830081	-5.42%	4,517
2010	11.089735	12.508451	12.79%	755
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384130	10.312683	-0.69%	265
2010*	10.000000	10.384130	3.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.485658	10.221874	-2.52%	0
2010*	10.000000	10.485658	4.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.815683	11.975075	1.35%	36,680
2010	11.329672	11.815683	4.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.347932	12.152191	-1.59%	2,941
2010	11.313987	12.347932	9.14%	2,941
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.541263	12.082524	-3.66%	0
2010	11.281390	12.541263	11.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.179648	12.250929	0.59%	4,147
2010	11.405869	12.179648	6.78%	3,652
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.836593	9.684549	-1.55%	423,900
2010	9.991444	9.836593	-1.55%	181,556
2009*	10.000000	9.991444	-0.09%	68,004
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.134127	9.906930	-11.02%	3,705
2010*	10.000000	11.134127	11.34%	194
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.606528	8.729844	-17.69%	1,952
2010*	10.000000	10.606528	6.07%	204
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756545	10.247830	-4.73%	977
2010*	10.000000	10.756545	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.253993	9.480297	-7.55%	687
2010*	10.000000	10.253993	2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.213788	10.548903	-5.93%	8,496
2010*	10.000000	11.213788	12.14%	732

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767915	10.355249	-3.83%	265
2010*	10.000000	10.767915	7.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.094586	9.873665	-2.19%	1,074
2010	8.175934	10.094586	23.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.104014	13.168926	-6.63%	0
2010	11.318912	14.104014	24.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.574357	14.483115	-7.01%	1,500
2010	12.620230	15.574357	23.41%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.048539	10.963135	-0.77%	0
2010	9.890009	11.048539	11.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.939207	-0.61%	4,914
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.519492	-4.81%	514
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.234168	11.136280	-8.97%	5,509
2010*	10.000000	12.234168	22.34%	3,668
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.582352	11.065833	4.57%	12,864
2010*	10.000000	10.582352	5.82%	5,746
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.873027	11.605905	6.74%	10,104
2010*	10.000000	10.873027	8.73%	635
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.868811	11.498624	5.79%	5,300
2010*	10.000000	10.868811	8.69%	5,187
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573967	10.747168	1.64%	140,543
2010*	10.000000	10.573967	5.74%	11,666
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.807204	-1.93%	59,039
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.987223	-0.13%	55,599

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.184389	8.410920	-24.80%	2,072
2010*	10.000000	11.184389	11.84%	6,271
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.804407	10.421356	-3.55%	16,988
2010*	10.000000	10.804407	8.04%	23,511
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.870111	10.995766	1.16%	1,137
2010*	10.000000	10.870111	8.70%	18,069
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.101281	7.978850	-28.13%	1,284
2010*	10.000000	11.101281	11.01%	5,643
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.448418	-25.52%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.706440	-22.94%	1,964
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.959978	8.037635	-10.29%	3,723
2010*	10.000000	8.959978	-10.40%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.337459	-6.63%	2,117
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.353649	10.193581	-1.55%	6,330
2010*	10.000000	10.353649	3.54%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.869870	-1.30%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.620547	-3.79%	574
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.994712	8.691660	-20.95%	9,327
2010*	10.000000	10.994712	9.95%	4,086
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.579665	9.490440	-10.30%	39
2010*	10.000000	10.579665	5.80%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.260954	-17.39%	0

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.585817	-4.14%	1,465
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.717387	-12.83%	295
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.843885	9.145157	-15.67%	3,843
2010*	10.000000	10.843885	8.44%	541
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.443886	-15.56%	768
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.910045	7.145809	-19.80%	0
2010*	10.000000	8.910045	-10.90%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.757626	10.745359	-0.11%	2,331
2010*	10.000000	10.757626	7.58%	2,762
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.052374	11.125823	0.66%	16,235
2010*	10.000000	11.052374	10.52%	1,737
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.377513	3.78%	3,665
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.269407	-17.31%	16,416
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.259981	-7.40%	3,964
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.790588	5.408958	-38.47%	4,838
2010*	10.000000	8.790588	-12.09%	3,323
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.796647	-12.03%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.320203	9.064841	8.95%	403
2010*	10.000000	8.320203	-16.80%	3,308
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.523872	8.543350	0.23%	582
2010*	10.000000	8.523872	-14.76%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.659740	7.632629	-11.86%	585
2010*	10.000000	8.659740	-13.40%	18,703
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.260549	-7.39%	1,261
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.502530	-4.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.517150	14.859996	41.29%	3,894
2010*	10.000000	10.517150	5.17%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.363866	11.054441	-2.72%	806
2010*	10.000000	11.363866	13.64%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.369239	5.646244	-23.38%	237
2010*	10.000000	7.369239	-26.31%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.798185	7.98%	10,114
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.793194	5.201242	-23.43%	1,946
2010	6.104197	6.793194	11.29%	7,199
2009	6.420912	6.104197	-4.93%	1,946
2008	11.085711	6.420912	-42.08%	66
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.549799	20.191529	-17.75%	1,891
2010	19.685219	24.549799	24.71%	2,912
2009	12.862097	19.685219	53.05%	944
2008	23.928062	12.862097	-46.25%	65
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.061969	10.955491	8.88%	6,174
2010	9.232292	10.061969	8.99%	4,345
2009	7.924338	9.232292	16.51%	2,593
2008	9.123656	7.924338	-13.15%	51
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.399392	4.962667	-8.09%	7,350
2010	5.076719	5.399392	6.36%	4,659
2009	4.622252	5.076719	9.83%	3,415
2008	9.210605	4.622252	-49.82%	0

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.634600	18.631366	12.00%	1,333
2010	14.406575	16.634600	15.47%	706
2009	12.284767	14.406575	17.27%	319
2008	16.288137	12.284767	-24.58%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.680552	9.323001	7.40%	53,954
2010	7.077132	8.680552	22.66%	2,081
2009	5.252120	7.077132	34.75%	392
2008	13.935235	5.252120	-62.31%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.212811	6.752568	-17.78%	1,235
2010	7.614494	8.212811	7.86%	0
2009	4.500703	7.614494	69.18%	831
2008	9.163793	4.500703	-50.89%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.157245	21.465652	-7.30%	2,051
2010	19.757216	23.157245	17.21%	2,328
2009	14.489790	19.757216	36.35%	323
2008	27.273941	14.489790	-46.87%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.480334	24.540844	-10.70%	3,366
2010	22.144553	27.480334	24.10%	3,622
2009	13.848850	22.144553	59.90%	723
2008	33.180175	13.848850	-58.26%	611
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.722259	8.122893	-16.45%	0
2010	11.067885	9.722259	-12.16%	279
2009	8.287590	11.067885	33.55%	0
2008	18.649748	8.287590	-55.56%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.121610	6.802596	-16.24%	1,030
2010	7.213287	8.121610	12.59%	725
2009	6.121981	7.213287	17.83%	725
2008	11.969183	6.121981	-48.85%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.317393	18.550711	39.30%	3,943
2010	12.285855	13.317393	8.40%	2,171
2009	18.229096	12.285855	-32.60%	1,687
2008	12.785159	18.229096	42.58%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.423376	11.773902	3.07%	10,429
2010	10.867554	11.423376	5.11%	8,289
2009	8.855876	10.867554	22.72%	7,973
2008	11.971360	8.855876	-26.02%	1,582

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.303796	15.004814	-13.29%	1,171
2010	14.552969	17.303796	18.90%	3,133
2009	8.912645	14.552969	63.28%	976
2008	16.423342	8.912645	-45.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.582416	2.572088	-28.20%	4,396
2010	5.220099	3.582416	-31.37%	37,611
2009	9.579923	5.220099	-45.51%	2,058
2008	6.049907	9.579923	58.35%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.592222	3.829815	-31.52%	19,055
2010	6.514747	5.592222	-14.16%	22,947
2009	5.541602	6.514747	17.56%	6,669
2008	8.065565	5.541602	-31.29%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.465344	4.073842	-8.77%	2,435
2010	6.071083	4.465344	-26.45%	2,435
2009	9.528070	6.071083	-36.28%	7,413
2008	7.199783	9.528070	32.34%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.744908	2.430154	-11.47%	11,408
2010	3.541322	2.744908	-22.49%	25,761
2009	6.003078	3.541322	-41.01%	17,786
2008	4.119254	6.003078	45.73%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.205804	3.825501	-9.04%	11,497
2010	5.902771	4.205804	-28.75%	11,878
2009	8.929924	5.902771	-33.90%	9,969
2008	7.274206	8.929924	22.76%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.093872	4.561544	-10.45%	46,786
2010	6.230801	5.093872	-18.25%	47,926
2009	8.735611	6.230801	-28.67%	49,316
2008	6.372157	8.735611	37.09%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.234900	7.159668	-30.05%	3,346
2010	8.983142	10.234900	13.93%	33
2009	7.377924	8.983142	21.76%	163
2008	11.181229	7.377924	-34.02%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.008143	15.138227	0.87%	268
2010	11.695342	15.008143	28.33%	953
2009	8.688626	11.695342	34.61%	337
2008	17.337132	8.688626	-49.88%	0

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.628196	16.947527	-9.02%	1,495
2010	13.755636	18.628196	35.42%	1,296
2009	9.168472	13.755636	50.03%	55
2008	20.620867	9.168472	-55.54%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.831760	9.614248	-2.21%	49,878
2010	7.294614	9.831760	34.78%	19,458
2009	3.401836	7.294614	114.43%	1,557
2008	12.611369	3.401836	-73.03%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.021099	15.109516	0.59%	4,865
2010	12.877120	15.021099	16.65%	5,459
2009	8.605078	12.877120	49.65%	5,633
2008	15.047975	8.605078	-42.82%	94
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.298188	9.047488	-2.70%	8,720
2010	7.872612	9.298188	18.11%	2,538
2009	5.901225	7.872612	33.41%	2,339
2008	13.167273	5.901225	-55.18%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.059384	23.938353	-25.33%	30,572
2010	23.583778	32.059384	35.94%	14,930
2009	16.051561	23.583778	46.93%	4,540
2008	26.539936	16.051561	-39.52%	922
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.683065	15.790145	0.68%	3,238
2010	12.757550	15.683065	22.93%	2,128
2009	10.344821	12.757550	23.32%	0
2008	18.006199	10.344821	-42.55%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.666232	15.204444	3.67%	958
2010	11.904340	14.666232	23.20%	158
2009	8.383933	11.904340	41.99%	0
2008	12.700726	8.383933	-33.99%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.334036	13.257154	-13.54%	5,456
2010	11.298906	15.334036	35.71%	926
2009	8.609030	11.298906	31.24%	59
2008	17.981444	8.609030	-52.12%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.483132	7.076456	-5.43%	7,560
2010	6.058008	7.483132	23.52%	10,292
2009	4.203847	6.058008	44.11%	13,098
2008	13.338355	4.203847	-68.48%	473

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.714052	11.407329	-2.62%	4,855
2010	9.516240	11.714052	23.10%	2,756
2009	6.564930	9.516240	44.96%	821
2008	11.081937	6.564930	-40.76%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.988358	10.475567	-4.67%	1,405
2010	9.276548	10.988358	18.45%	1,503
2009	6.229604	9.276548	48.91%	683
2008	12.324386	6.229604	-49.45%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.185226	15.830030	-2.19%	2,352
2010	12.399997	16.185226	30.53%	5,530
2009	8.031772	12.399997	54.39%	1,776
2008	12.776731	8.031772	-37.14%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.170538	12.039540	-8.59%	4,460
2010	11.136028	13.170538	18.27%	168
2009	7.285771	11.136028	52.85%	449
2008	13.128955	7.285771	-44.51%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.161471	13.413394	1.91%	7,615
2010	10.660707	13.161471	23.46%	4,375
2009	8.082799	10.660707	31.89%	621
2008	12.500278	8.082799	-35.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.003074	10.701365	-10.84%	9,351
2010	9.745779	12.003074	23.16%	976
2009	6.100558	9.745779	59.75%	0
2008	10.967504	6.100558	-44.38%	136
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.421793	6.053112	-5.74%	3,543
2010	6.830688	6.421793	-5.99%	4,372
2009	8.243940	6.830688	-17.14%	0
2008	7.932451	8.243940	3.93%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.195383	11.796068	-10.60%	5,306
2010	11.963357	13.195383	10.30%	5,597
2009	7.809389	11.963357	53.19%	3,928
2008	14.531578	7.809389	-46.26%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.610584	7.256427	-15.73%	2,325
2010	7.637755	8.610584	12.74%	0
2009	6.028738	7.637755	26.69%	0
2008	11.202954	6.028738	-46.19%	1,714

Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.858421	13.877014	-12.49%	1,084
2010	12.976298	15.858421	22.21%	379
2009	11.228473	12.976298	15.57%	0
2008	15.260051	11.228473	-26.42%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.359327	11.860394	14.49%	10,848
2010	9.844849	10.359327	5.23%	5,335
2009	8.787468	9.844849	12.03%	4,714
2008	12.674369	8.787468	-30.67%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.934074	10.368391	-5.17%	2,628
2010	11.766073	10.934074	-7.07%	0
2009	11.210752	11.766073	4.95%	0
2008	12.975130	11.210752	-13.60%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.298552	2.99%	184
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.280704	-17.19%	118
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.872927	-11.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.681036	-23.19%	2,235
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.592258	-4.08%	3,069

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.065393	-9.35%	251
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.617842	6.18%	5,231
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.381628	11.548222	1.46%	1,286
2010	10.133060	11.381628	12.32%	523
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.153265	13.074540	-0.60%	9,193
2010	11.785088	13.153265	11.61%	6,103
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.598734	10.049851	-5.18%	80,780
2010*	10.000000	10.598734	5.99%	56,718
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.819913	10.159662	-14.05%	11,773
2010*	10.000000	11.819913	18.20%	6,615
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.078364	-9.22%	3,308
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.373291	11.270552	-0.90%	1,473
2010	10.058956	11.373291	13.07%	414
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619840	10.447980	-1.62%	12,914
2010	8.713446	10.619840	21.88%	7,470
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.398398	10.074574	-3.11%	3,711
2010*	10.000000	10.398398	3.98%	2,172
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.385064	9.781184	-5.81%	0
2010*	10.000000	10.385064	3.85%	78
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.170920	9.878213	-2.88%	9,697
2010*	10.000000	10.170920	1.71%	13,503
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.121817	9.680766	-4.36%	1,558
2010*	10.000000	10.121817	1.22%	1,558

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.580843	9.137734	-4.62%	8,943
2010	9.796304	9.580843	-2.20%	12,823
2009	9.871361	9.796304	-0.76%	14,738
2008*	10.000000	9.871361	-1.29%	1,292
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.756273	8.899578	-8.78%	49,504
2010	8.611429	9.756273	13.29%	39,478
2009	6.277649	8.611429	37.18%	30,557
2008	11.210393	6.277649	-44.00%	23,130
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.490168	9.312775	-1.87%	81,787
2010	8.689735	9.490168	9.21%	53,539
2009	7.204174	8.689735	20.62%	21,521
2008	10.470163	7.204174	-31.19%	7,047
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160774	8.634934	-5.74%	66,334
2010	8.184293	9.160774	11.93%	49,596
2009	6.124945	8.184293	33.62%	19,059
2008	10.757522	6.124945	-43.06%	10,867
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.778414	8.550106	-12.56%	111,902
2010*	10.000000	9.778414	-2.22%	94,923
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.558527	8.717996	-8.79%	159,162
2010*	10.000000	9.558527	-4.41%	123,688
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.716036	7.836910	-10.09%	125,913
2010	9.182426	8.716036	-5.08%	146,832
2009	9.722000	9.182426	-5.55%	142,399
2008*	10.000000	9.722000	-2.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.582639	8.731188	1.73%	23,126
2010	8.214353	8.582639	4.48%	27,491
2009	8.631388	8.214353	-4.83%	53,853
2008	10.792199	8.631388	-20.02%	23,325
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.656611	11.637177	-8.05%	8,886
2010	11.565908	12.656611	9.43%	9,700
2009	9.233709	11.565908	25.26%	14,572
2008	15.834410	9.233709	-41.69%	14,381
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419324	9.514099	-8.69%	73,998
2010*	10.000000	10.419324	4.19%	51,425

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.450262	-5.50%	498
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.308011	-6.92%	3,397
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.622246	12.893631	2.15%	73,336
2010	11.335610	12.622246	11.35%	47,162
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721409	9.877236	-7.87%	7,266
2010*	10.000000	10.721409	7.21%	190
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450706	10.145515	-2.92%	2,012
2010*	10.000000	10.450706	4.51%	2,012
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.569390	10.042027	-4.99%	2,934
2010*	10.000000	10.569390	5.69%	154
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.266454	10.245098	-0.21%	21,178
2010*	10.000000	10.266454	2.66%	9,480
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.503422	10.094619	-3.89%	18,050
2010*	10.000000	10.503422	5.03%	4,173
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.634813	9.976105	-6.19%	1,809
2010*	10.000000	10.634813	6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388063	10.194559	-1.86%	5,988
2010*	10.000000	10.388063	3.88%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.241122	2.41%	20,416
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.249870	8.591217	-23.63%	14,057
2010*	10.000000	11.249870	12.50%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.196785	13.928958	5.55%	39,746
2010	12.798281	13.196785	3.11%	22,426

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.466191	11.784126	-5.47%	1,053
2010	11.057867	12.466191	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.380638	10.303993	-0.74%	0
2010*	10.000000	10.380638	3.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.482128	10.213256	-2.57%	2,386
2010*	10.000000	10.482128	4.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.775777	11.928599	1.30%	7,054
2010	11.297147	11.775777	4.24%	1,706
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.306187	12.104968	-1.64%	478
2010	11.281462	12.306187	9.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498855	12.035566	-3.71%	0
2010	11.248961	12.498855	11.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.138488	12.203335	0.53%	3,668
2010	11.373099	12.138488	6.73%	422
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.831323	9.674457	-1.60%	1,365,715
2010	9.991166	9.831323	-1.60%	685,832
2009*	10.000000	9.991166	-0.09%	405,043
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.130387	9.898592	-11.07%	3,593
2010*	10.000000	11.130387	11.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602963	8.722477	-17.74%	530
2010*	10.000000	10.602963	6.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.752926	10.239188	-4.78%	3,022
2010*	10.000000	10.752926	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.250532	9.472291	-7.59%	0
2010*	10.000000	10.250532	2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.210007	10.540008	-5.98%	1,458
2010*	10.000000	11.210007	12.10%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.764288	10.346505	-3.88%	972
2010*	10.000000	10.764288	7.64%	191
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.050247	9.825306	-2.24%	1,489
2010	8.144143	10.050247	23.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.042033	13.104412	-6.68%	628
2010	11.274888	14.042033	24.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.505926	14.412176	-7.05%	2,974
2010	12.571162	15.505926	23.35%	2,142
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.000007	10.909446	-0.82%	0
2010	9.851563	11.000007	11.66%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.935857	-0.64%	6,740
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.516291	-4.84%	2,540
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.230044	11.126886	-9.02%	16,596
2010*	10.000000	12.230044	22.30%	17,003
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.578788	11.056498	4.52%	21,188
2010*	10.000000	10.578788	5.79%	17,964
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.869322	11.596069	6.69%	21,851
2010*	10.000000	10.869322	8.69%	8,380
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.865149	11.488919	5.74%	38,154
2010*	10.000000	10.865149	8.65%	24,710
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570403	10.738097	1.59%	232,159
2010*	10.000000	10.570403	5.70%	202,173
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.803860	-1.96%	19,110
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.983857	-0.16%	17,292

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.180617	8.403810	-24.84%	17,949
2010*	10.000000	11.180617	11.81%	7,632
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.800725	10.412527	-3.59%	9,088
2010*	10.000000	10.800725	8.01%	3,081
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.866446	10.986490	1.10%	466
2010*	10.000000	10.866446	8.66%	7,924
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.097552	7.972115	-28.16%	46,705
2010*	10.000000	11.097552	10.98%	24,238
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.445906	-25.54%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.703839	-22.96%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.956962	8.030856	-10.34%	1,467
2010*	10.000000	8.956962	-10.43%	236
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.334319	-6.66%	1,282
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.350163	10.184980	-1.60%	70,913
2010*	10.000000	10.350163	3.50%	15,387
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.866545	-1.33%	297
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.617296	-3.83%	17,412
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.991014	8.684323	-20.99%	76,220
2010*	10.000000	10.991014	9.91%	18,701
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.576106	9.482425	-10.34%	284
2010*	10.000000	10.576106	5.76%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.258168	-17.42%	692

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.582578	-4.17%	2,694
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.714446	-12.86%	18,627
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.840244	9.137456	-15.71%	3,151
2010*	10.000000	10.840244	8.40%	3,801
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.441035	-15.59%	372
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.907044	7.139792	-19.84%	0
2010*	10.000000	8.907044	-10.93%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.754006	10.736302	-0.16%	21,610
2010*	10.000000	10.754006	7.54%	4,355
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.048640	11.116431	0.61%	6,260
2010*	10.000000	11.048640	10.49%	5,338
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.374021	3.74%	17,510
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.266620	-17.33%	12,144
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.256851	-7.43%	1,048
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.787613	5.404378	-38.50%	7,493
2010*	10.000000	8.787613	-12.12%	29,118
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.793679	-12.06%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.317392	9.057188	8.89%	8,670
2010*	10.000000	8.317392	-16.83%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.520999	8.536149	0.18%	2,867
2010*	10.000000	8.520999	-14.79%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.656821	7.626190	-11.91%	2,433
2010*	10.000000	8.656821	-13.43%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.257429	-7.43%	20,575
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.499334	-5.01%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.513607	14.847454	41.22%	35,432
2010*	10.000000	10.513607	5.14%	10,482
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.360039	11.045125	-2.77%	937
2010*	10.000000	11.360039	13.60%	1,354
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.366751	5.641479	-23.42%	246
2010*	10.000000	7.366751	-26.33%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.794555	7.95%	2,317
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.761299	5.174194	-23.47%	925
2010	6.078622	6.761299	11.23%	14,430
2009	6.397285	6.078622	-4.98%	2,258
2008	11.050578	6.397285	-42.11%	1,545
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.434752	20.086712	-17.79%	7,258
2010	19.602908	24.434752	24.65%	21,446
2009	12.814838	19.602908	52.97%	8,079
2008	23.852301	12.814838	-46.27%	680
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.014819	10.898633	8.83%	19,411
2010	9.193693	10.014819	8.93%	5,696
2009	7.895223	9.193693	16.45%	4,836
2008	9.094760	7.895223	-13.19%	2,975
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.385005	4.946938	-8.13%	60,784
2010	5.065755	5.385005	6.30%	64,081
2009	4.614626	5.065755	9.78%	71,287
2008	9.200096	4.614626	-49.84%	27,348

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.556670	18.534686	11.95%	14,985
2010	14.346357	16.556670	15.41%	5,345
2009	12.239630	14.346357	17.21%	7,976
2008	16.236535	12.239630	-24.62%	258
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.651183	9.286749	7.35%	14,430
2010	7.056769	8.651183	22.59%	4,645
2009	5.239673	7.056769	34.68%	2,838
2008	13.909303	5.239673	-62.33%	6,228
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.174293	6.717479	-17.82%	634
2010	7.582630	8.174293	7.80%	7,430
2009	4.484143	7.582630	69.10%	19,973
2008	9.134738	4.484143	-50.91%	1,245
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.048702	21.354199	-7.35%	7,466
2010	19.674587	23.048702	17.15%	11,452
2009	14.436526	19.674587	36.28%	6,187
2008	27.187530	14.436526	-46.90%	4,332
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.351495	24.413397	-10.74%	5,605
2010	22.051920	27.351495	24.03%	17,722
2009	13.797929	22.051920	59.82%	4,843
2008	33.075051	13.797929	-58.28%	361
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.676648	8.080674	-16.49%	1,179
2010	11.021556	9.676648	-12.20%	10,573
2009	8.257094	11.021556	33.48%	4,562
2008	18.590600	8.257094	-55.58%	494
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.083507	6.767242	-16.28%	5,176
2010	7.183095	8.083507	12.54%	11,416
2009	6.099464	7.183095	17.77%	17,791
2008	11.931265	6.099464	-48.88%	3,126
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.254983	18.454424	39.23%	141,986
2010	12.234496	13.254983	8.34%	6,396
2009	18.162118	12.234496	-32.64%	5,641
2008	12.744654	18.162118	42.51%	6,939
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.369832	11.712773	3.02%	6,172
2010	10.822110	11.369832	5.06%	1,672
2009	8.823324	10.822110	22.65%	9,048
2008	11.933428	8.823324	-26.06%	3,396

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.222708	14.926920	-13.33%	4,321
2010	14.492120	17.222708	18.84%	15,099
2009	8.879891	14.492120	63.20%	19,526
2008	16.371328	8.879891	-45.76%	337
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.570286	2.562080	-28.24%	16,281
2010	5.205084	3.570286	-31.41%	37,961
2009	9.557233	5.205084	-45.54%	15,659
2008	6.038639	9.557233	58.27%	615
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.570477	3.812983	-31.55%	72,881
2010	6.492715	5.570477	-14.20%	75,204
2009	5.525670	6.492715	17.50%	35,525
2008	8.046474	5.525670	-31.33%	13,917
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.450245	4.058016	-8.81%	18,431
2010	6.053639	4.450245	-26.49%	8,933
2009	9.505535	6.053639	-36.31%	0
2008	7.186403	9.505535	32.27%	205
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.732036	2.417536	-11.51%	4,222
2010	3.526501	2.732036	-22.53%	299
2009	5.980991	3.526501	-41.04%	7,434
2008	4.106182	5.980991	45.66%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.191593	3.810639	-9.09%	25,203
2010	5.885829	4.191593	-28.79%	24,388
2009	8.908816	5.885829	-33.93%	10,334
2008	7.260699	8.908816	22.70%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.070005	4.537870	-10.50%	15,930
2010	6.204765	5.070005	-18.29%	84,356
2009	8.703525	6.204765	-28.71%	3,535
2008	6.351965	8.703525	37.02%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.186955	7.122502	-30.08%	1,743
2010	8.945594	10.186955	13.88%	1,763
2009	7.350832	8.945594	21.69%	2,169
2008	11.145823	7.350832	-34.05%	1,675
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.937800	15.059625	0.82%	1,827
2010	11.646429	14.937800	28.26%	9,568
2009	8.656685	11.646429	34.54%	5,569
2008	17.282209	8.656685	-49.91%	0

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.540891	16.859532	-9.07%	984
2010	13.698115	18.540891	35.35%	9,763
2009	9.134769	13.698115	49.96%	2,396
2008	20.555549	9.134769	-55.56%	541
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.785686	9.564349	-2.26%	2,751
2010	7.264107	9.785686	34.71%	10,003
2009	3.389325	7.264107	114.32%	3,479
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.950687	15.031071	0.54%	13,929
2010	12.823257	14.950687	16.59%	7,803
2009	8.573436	12.823257	49.57%	10,066
2008	15.000285	8.573436	-42.84%	68
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.254586	9.000494	-2.75%	4,638
2010	7.839668	9.254586	18.05%	6,752
2009	5.879527	7.839668	33.34%	10,744
2008	13.125573	5.879527	-55.21%	4,771
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.909042	23.814003	-25.37%	21,847
2010	23.485081	31.909042	35.87%	25,586
2009	15.992527	23.485081	46.85%	20,094
2008	26.455823	15.992527	-39.55%	4,655
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.609555	15.708167	0.63%	16,777
2010	12.704190	15.609555	22.87%	24,301
2009	10.306794	12.704190	23.26%	13,388
2008	17.949188	10.306794	-42.58%	7,347
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.597440	15.125463	3.62%	21,245
2010	11.854531	14.597440	23.14%	8,755
2009	8.353096	11.854531	41.92%	813
2008	12.660468	8.353096	-34.02%	818
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.262097	13.188265	-13.59%	2,014
2010	11.251619	15.262097	35.64%	4,604
2009	8.577378	11.251619	31.18%	1,675
2008	17.924479	8.577378	-52.15%	4,017
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.448037	7.039693	-5.48%	13,327
2010	6.032649	7.448037	23.46%	2,631
2009	4.188378	6.032649	44.03%	4,096
2008	13.296071	4.188378	-68.50%	58,066

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.674472	11.363028	-2.67%	38,383
2010	9.488888	11.674472	23.03%	42,731
2009	6.549393	9.488888	44.88%	24,892
2008	11.061341	6.549393	-40.79%	10,661
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.951206	10.434853	-4.72%	325,442
2010	9.249875	10.951206	18.39%	4,411
2009	6.214853	9.249875	48.83%	14,642
2008	12.301476	6.214853	-49.48%	3,340
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.130537	15.768545	-2.24%	22,637
2010	12.364361	16.130537	30.46%	34,504
2009	8.012762	12.364361	54.31%	15,893
2008	12.753001	8.012762	-37.17%	1,807
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.126006	11.992740	-8.63%	288,696
2010	11.104013	13.126006	18.21%	4,075
2009	7.268523	11.104013	52.77%	16,891
2008	13.104554	7.268523	-44.53%	1,762
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.116980	13.361278	1.86%	13,786
2010	10.630071	13.116980	23.40%	35,798
2009	8.063671	10.630071	31.83%	2,990
2008	12.477043	8.063671	-35.37%	1,736
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.962550	10.659832	-10.89%	27,027
2010	9.717798	11.962550	23.10%	2,870
2009	6.086129	9.717798	59.67%	86
2008	10.947132	6.086129	-44.40%	2,080
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.404690	6.033939	-5.79%	29,237
2010	6.815967	6.404690	-6.03%	8,922
2009	8.230352	6.815967	-17.18%	3,647
2008	7.923400	8.230352	3.87%	327
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.133556	11.734836	-10.65%	7,931
2010	11.913344	13.133556	10.24%	5,855
2009	7.780693	11.913344	53.11%	10,136
2008	14.485548	7.780693	-46.29%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.570265	7.218787	-15.77%	60
2010	7.605843	8.570265	12.68%	0
2009	6.006598	7.605843	26.62%	3,712
2008	11.167514	6.006598	-46.21%	0

Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.784097	13.804974	-12.54%	2,821
2010	12.922033	15.784097	22.15%	6,249
2009	11.187208	12.922033	15.51%	1,135
2008	15.211714	11.187208	-26.46%	800
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.310767	11.798829	14.43%	27,923
2010	9.803678	10.310767	5.17%	3,293
2009	8.755163	9.803678	11.98%	4,311
2008	12.634210	8.755163	-30.70%	1,455
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.904976	10.335555	-5.22%	3,730
2010	11.740714	10.904976	-7.12%	3,999
2009	11.192286	11.740714	4.90%	1,726
2008	12.960352	11.192286	-13.64%	2,786
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.295083	2.95%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.277914	-17.22%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.869933	-11.30%	545
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.678435	-23.22%	7,812
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.589019	-4.11%	417

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.062330	-9.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.614261	6.14%	15,803
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.331620	11.491654	1.41%	1,176
2010	10.093658	11.331620	12.26%	1,060
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.095455	13.010483	-0.65%	3,104
2010	11.739256	13.095455	11.55%	1,509
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595171	10.041377	-5.23%	42,464
2008*	10.000000	10.595171	5.95%	22,114
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.815930	10.151086	-14.09%	626
2010*	10.000000	11.815930	18.16%	2,010
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.075291	-9.25%	6,797
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.323272	11.215293	-0.95%	4,924
2010	10.019813	11.323272	13.01%	654
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573145	10.396767	-1.67%	362
2010	8.679537	10.573145	21.82%	324
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.394889	10.066065	-3.16%	1,743
2010*	10.000000	10.394889	3.95%	6,196
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.381564	9.772924	-5.86%	2,826
2010*	10.000000	10.381564	3.82%	3,093
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.167491	9.869875	-2.93%	0
2010*	10.000000	10.167491	1.67%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.118412	9.672602	-4.41%	6,795
2010*	10.000000	10.118412	1.18%	7,014

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.570853	9.123583	-4.67%	5,178
2010	9.791067	9.570853	-2.25%	5,325
2009	9.871101	9.791067	-0.81%	0
2008*	10.000000	9.871101	-1.29%	420
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.736062	8.876637	-8.83%	31,327
2010	8.597958	9.736062	13.24%	26,354
2009	6.271017	8.597958	37.11%	2,177
2008	11.204276	6.271017	-44.03%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.470550	9.288821	-1.92%	43,538
2010	8.676184	9.470550	9.16%	9,633
2009	7.196585	8.676184	20.56%	2,625
2008	10.464452	7.196585	-31.23%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.143689	8.614454	-5.79%	24,235
2010	8.173178	9.143689	11.87%	16,429
2009	6.119746	8.173178	33.55%	1,889
2008	10.753873	6.119746	-43.09%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.775118	8.542891	-12.61%	46,474
2010*	10.000000	9.775118	-2.25%	100,479
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.555312	8.710642	-8.84%	61,626
2010*	10.000000	9.555312	-4.45%	165,187
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.706946	7.824763	-10.13%	4,631
2010	9.177511	8.706946	-5.13%	6,403
2009	9.721742	9.177511	-5.60%	10,737
2008*	10.000000	9.721742	-2.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.560465	8.704219	1.68%	9,216
2010	8.197290	8.560465	4.43%	6,026
2009	8.617833	8.197290	-4.88%	0
2008	10.780744	8.617833	-20.06%	485
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.600951	11.580127	-8.10%	1,802
2010	11.520889	12.600951	9.37%	1,890
2009	9.202444	11.520889	25.19%	0
2008	15.788844	9.202444	-41.72%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.415801	9.506060	-8.73%	222,850
2010*	10.000000	10.415801	4.16%	148,019

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.447076	-5.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.304874	-6.95%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.588692	12.852844	2.10%	355,757
2010	11.311226	12.588692	11.29%	62,654
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717802	9.868901	-7.92%	242
2010*	10.000000	10.717802	7.18%	12,163
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.447198	10.136960	-2.97%	1,772
2010*	10.000000	10.447198	4.47%	941
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.565830	10.033564	-5.04%	22,378
2010*	10.000000	10.565830	5.66%	35,123
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.262999	10.236464	-0.26%	71,368
2010*	10.000000	10.262999	2.63%	23,042
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.499887	10.086099	-3.94%	10,581
2010*	10.000000	10.499887	5.00%	7,609
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.631229	9.967692	-6.24%	19,685
2010*	10.000000	10.631229	6.31%	10,708
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384560	10.185968	-1.91%	6,528
2010*	10.000000	10.384560	3.85%	6,709
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.237673	2.38%	50,436
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.246084	8.583968	-23.67%	4,132
2010*	10.000000	11.246084	12.46%	9,295
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.138750	13.860675	5.49%	52,104
2010	12.748483	13.138750	3.06%	25,677

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.424003	11.738290	-5.52%	6,797
2010	11.026060	12.424003	12.68%	462
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377140	10.295296	-0.79%	3,008
2010*	10.000000	10.377140	3.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478601	10.204642	-2.61%	3,576
2010*	10.000000	10.478601	4.79%	2,087
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.735939	11.882218	1.25%	69,759
2010	11.264654	11.735939	4.18%	41,995
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.264591	12.057943	-1.68%	178,506
2010	11.249043	12.264591	9.03%	132,280
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.456651	11.988840	-3.76%	350
2010	11.216666	12.456651	11.05%	4,939
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.097465	12.155932	0.48%	125,092
2010	11.340422	12.097465	6.68%	55,846
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.826056	9.664374	-1.65%	1,817,061
2010	9.990888	9.826056	-1.65%	405,863
2009*	10.000000	9.990888	-0.09%	211,472
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.126632	9.890226	-11.11%	1,143
2010*	10.000000	11.126632	11.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.599401	8.715119	-17.78%	0
2010*	10.000000	10.599401	5.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749303	10.230545	-4.83%	234
2010*	10.000000	10.749303	7.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.247086	9.464309	-7.64%	369
2010*	10.000000	10.247086	2.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.206236	10.531112	-6.02%	607
2010*	10.000000	11.206236	12.06%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760670	10.337789	-3.93%	178
2010*	10.000000	10.760670	7.61%	509
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.006065	9.777160	-2.29%	0
2010	8.112453	10.006065	23.34%	4,487
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.980266	13.040150	-6.72%	0
2010	11.230991	13.980266	24.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.437758	14.341538	-7.10%	2,255
2010	12.522249	15.437758	23.28%	221
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.951639	10.855975	-0.87%	0
2010	9.813234	10.951639	11.60%	0
2010	9.813234	10.951639	11.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.932513	-0.67%	2,675
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.513088	-4.87%	7,635
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.225930	11.117508	-9.07%	20,759
2010*	10.000000	12.225930	22.26%	22,228
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.575227	11.047177	4.46%	48,272
2010*	10.000000	10.575227	5.75%	25,772
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.865613	11.586236	6.63%	4,063
2010*	10.000000	10.865613	8.66%	1,946
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.861488	11.479232	5.69%	36,743
2010*	10.000000	10.861488	8.61%	19,956
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.566840	10.729047	1.54%	2,178,760
2010*	10.000000	10.566840	5.67%	122,165
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.800520	-1.99%	36,959

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.980493	-0.20%	9,530
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.176853	8.396711	-24.87%	1,242
2010*	10.000000	11.176853	11.77%	2,392
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.797041	10.403709	-3.64%	38,833
2010*	10.000000	10.797041	7.97%	8,541
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.862793	10.977231	1.05%	15,189
2010*	10.000000	10.862793	8.63%	103,585
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.093814	7.965382	-28.20%	1,478
2010*	10.000000	11.093814	10.94%	48,842
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.443388	-25.57%	8,644
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.701232	-22.99%	7,871
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.953941	8.024075	-10.38%	6,463
2010*	10.000000	8.953941	-10.46%	24,969
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.331171	-6.69%	2,771
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.346671	10.176378	-1.65%	51,825
2010*	10.000000	10.346671	3.47%	57,308
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.863222	-1.37%	161
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.614061	-3.86%	1,263
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.987308	8.676987	-21.03%	7,612
2010*	10.000000	10.987308	9.87%	18,407
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.572550	9.474426	-10.39%	1,793
2010*	10.000000	10.572550	5.73%	0

ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.255376	-17.45%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.579355	-4.21%	5,904
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.711513	-12.88%	7,701
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.836596	9.129738	-15.75%	5,833
2010*	10.000000	10.836596	8.37%	2,996
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.438186	-15.62%	721
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.904049	7.133768	-19.88%	240
2010*	10.000000	8.904049	-10.96%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.750388	10.727237	-0.22%	8,285
2010*	10.000000	10.750388	7.50%	5,889
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.044935	11.107068	0.56%	522
2010*	10.000000	11.044935	10.45%	1,851
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.370516	3.71%	6,989
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.263837	-17.36%	82,939
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.253728	-7.46%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.784650	5.399812	-38.53%	3,207
2010*	10.000000	8.784650	-12.15%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.790714	-12.09%	3,767
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.314589	9.049552	8.84%	0
2010*	10.000000	8.314589	-16.85%	0

ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.518131	8.528961	0.13%	0
2010*	10.000000	8.518131	-14.82%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.653899	7.619762	-11.95%	246
2010*	10.000000	8.653899	-13.46%	3,314
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.254311	-7.46%	6,793
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.496117	-5.04%	672
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.510068	14.834932	41.15%	19,283
2010*	10.000000	10.510068	5.10%	2,576
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.356223	11.035818	-2.82%	560
2010*	10.000000	11.356223	13.56%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.364265	5.636707	-23.46%	0
2010*	10.000000	7.364265	-26.36%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.790926	7.91%	8,675
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.729606	5.147319	-23.51%	1,378
2010	6.053202	6.729606	11.17%	45,174
2009	6.373762	6.053202	-5.03%	0
2008	11.015561	6.373762	-42.14%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.320164	19.982364	-17.84%	3,737
2010	19.520894	24.320164	24.59%	28,098
2009	12.767714	19.520894	52.89%	485
2008	23.776702	12.767714	-46.30%	1,668
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.967840	10.842008	8.77%	12,966
2010	9.155218	9.967840	8.88%	6,066
2009	7.866176	9.155218	16.39%	393
2008	9.065907	7.866176	-13.23%	2,904
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.370660	4.931262	-8.18%	35,029
2010	5.054825	5.370660	6.25%	30,113
2009	4.607014	5.054825	9.72%	0
2008	9.189605	4.607014	-49.87%	0

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.479013	18.438406	11.89%	7,285
2010	14.286337	16.479013	15.35%	7,192
2009	12.194620	14.286337	17.15%	1,960
2008	16.185068	12.194620	-24.66%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.621931	9.250662	7.29%	34,342
2010	7.036473	8.621931	22.53%	24,439
2009	5.227270	7.036473	34.61%	745
2008	13.883479	5.227270	-62.35%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.135952	6.682572	-17.86%	700
2010	7.550887	8.135952	7.75%	14,020
2009	4.467638	7.550887	69.01%	3,140
2008	9.105769	4.467638	-50.94%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.940606	21.243260	-7.40%	20,207
2010	19.592264	22.940606	17.09%	25,856
2009	14.383438	19.592264	36.21%	123
2008	27.101364	14.383438	-46.93%	737
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.223175	24.286526	-10.79%	9,459
2010	21.959607	27.223175	23.97%	27,695
2009	13.747154	21.959607	59.74%	109
2008	32.970157	13.747154	-58.30%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.631287	8.038715	-16.54%	2,029
2010	10.975469	9.631287	-12.25%	31,838
2009	8.226749	10.975469	33.41%	0
2008	18.531740	8.226749	-55.61%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.045629	6.732114	-16.33%	6,755
2010	7.153068	8.045629	12.48%	427
2009	6.077049	7.153068	17.71%	709
2008	11.893483	6.077049	-48.90%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.192844	18.358596	39.16%	97,131
2010	12.183332	13.192844	8.29%	8,569
2009	18.095360	12.183332	-32.67%	5,821
2008	12.704263	18.095360	42.44%	1,644
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.316531	11.651955	2.96%	5,873
2010	10.776854	11.316531	5.01%	3,927
2009	8.790884	10.776854	22.59%	3,051
2008	11.895605	8.790884	-26.10%	0

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.141942	14.849401	-13.37%	1,226
2010	14.431497	17.141942	18.78%	4,478
2009	8.847238	14.431497	63.12%	2,434
2008	16.319442	8.847238	-45.79%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.558217	2.552122	-28.28%	29,177
2010	5.190128	3.558217	-31.44%	0
2009	9.534621	5.190128	-45.57%	0
2008	6.027419	9.534621	58.19%	200
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.548803	3.796218	-31.58%	36,279
2010	6.470749	5.548803	-14.25%	78,269
2009	5.509773	6.470749	17.44%	17,061
2008	8.027403	5.509773	-31.36%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.435202	4.042240	-8.86%	405
2010	6.036254	4.435202	-26.52%	0
2009	9.483051	6.036254	-36.35%	0
2008	7.173046	9.483051	32.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.719230	2.404975	-11.56%	0
2010	3.511759	2.719230	-22.57%	2,860
2009	5.959014	3.511759	-41.07%	0
2008	4.093170	5.959014	45.58%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.177421	3.795832	-9.13%	40,000
2010	5.868911	4.177421	-28.82%	41,569
2009	8.887728	5.868911	-33.97%	0
2008	7.247181	8.887728	22.64%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.046221	4.514301	-10.54%	8,418
2010	6.178803	5.046221	-18.33%	10,745
2009	8.671529	6.178803	-28.75%	3,786
2008	6.331834	8.671529	36.95%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.139211	7.085507	-30.12%	1,041
2010	8.908187	10.139211	13.82%	829
2009	7.323818	8.908187	21.63%	138
2008	11.110508	7.323818	-34.08%	2,975
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.867754	14.981406	0.76%	4,970
2010	11.597698	14.867754	28.20%	23,548
2009	8.624846	11.597698	34.47%	906
2008	17.227435	8.624846	-49.94%	0

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.453939	16.771952	-9.11%	845
2010	13.640798	18.453939	35.28%	9,956
2009	9.101161	13.640798	49.88%	1,736
2008	20.490387	9.101161	-55.58%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.739775	9.514652	-2.31%	13,950
2010	7.233697	9.739775	34.64%	10,571
2009	3.376851	7.233697	114.21%	926
2008	12.531573	3.376851	-73.05%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.880596	14.953021	0.49%	5,035
2010	12.769618	14.880596	16.53%	4,913
2009	8.541905	12.769618	49.49%	1,803
2008	14.952741	8.541905	-42.87%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.211177	8.953740	-2.79%	3,705
2010	7.806862	9.211177	17.99%	3,104
2009	5.857898	7.806862	33.27%	4,491
2008	13.083949	5.857898	-55.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.759402	23.690279	-25.41%	40,010
2010	23.386813	31.759402	35.80%	27,069
2009	15.933719	23.386813	46.78%	6,137
2008	26.371963	15.933719	-39.58%	857
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.536305	15.626539	0.58%	16,203
2010	12.650992	15.536305	22.81%	31,844
2009	10.268854	12.650992	23.20%	0
2008	17.892251	10.268854	-42.61%	209
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.529024	15.046941	3.56%	5,930
2010	11.804953	14.529024	23.08%	22,074
2009	8.322382	11.804953	41.85%	0
2008	12.620337	8.322382	-34.06%	1,234
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.190533	13.119760	-13.63%	7,000
2010	11.204539	15.190533	35.57%	9,562
2009	8.545822	11.204539	31.11%	58
2008	17.867661	8.545822	-52.17%	1,249
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.413099	7.003107	-5.53%	34,124
2010	6.007402	7.413099	23.40%	20,796
2009	4.172976	6.007402	43.96%	525
2008	13.253945	4.172976	-68.52%	47,855

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.635039	11.318897	-2.72%	45,135
2010	9.461647	11.635039	22.97%	110,724
2009	6.533900	9.461647	44.81%	626
2008	11.040798	6.533900	-40.82%	2,049
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.914183	10.394295	-4.76%	101,169
2010	9.223280	10.914183	18.33%	114,654
2009	6.200131	9.223280	48.76%	68
2008	12.278606	6.200131	-49.50%	2,078
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.076041	15.707297	-2.29%	22,128
2010	12.328841	16.076041	30.39%	14,089
2009	7.993799	12.328841	54.23%	0
2008	12.729295	7.993799	-37.20%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.081637	11.946139	-8.68%	54,337
2010	11.072098	13.081637	18.15%	261
2009	7.251321	11.072098	52.69%	1,695
2008	13.080217	7.251321	-44.56%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.072648	13.309362	1.81%	19,642
2010	10.599520	13.072648	23.33%	11,854
2009	8.044581	10.599520	31.76%	326
2008	12.453854	8.044581	-35.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.922071	10.618368	-10.94%	11,560
2010	9.689840	11.922071	23.04%	727
2009	6.071709	9.689840	59.59%	0
2008	10.926776	6.071709	-44.43%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.387643	6.014837	-5.84%	12,041
2010	6.801275	6.387643	-6.08%	0
2009	8.216803	6.801275	-17.23%	692
2008	7.914374	8.216803	3.82%	2,723
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.071965	11.673884	-10.70%	8,789
2010	11.863497	13.071965	10.19%	8,176
2009	7.752071	11.863497	53.04%	1,988
2008	14.439631	7.752071	-46.31%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.530044	7.181249	-15.81%	2,783
2010	7.574000	8.530044	12.62%	3,007
2009	5.984499	7.574000	26.56%	1,394
2008	11.132092	5.984499	-46.24%	0

Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.710054	13.733238	-12.58%	2,490
2010	12.867948	15.710054	22.09%	5,841
2009	11.146061	12.867948	15.45%	849
2008	15.163480	11.146061	-26.49%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.262467	11.737605	14.37%	27,592
2010	9.762707	10.262467	5.12%	5,168
2009	8.723001	9.762707	11.92%	12,683
2008	12.594200	8.723001	-30.74%	1,841
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.875959	10.302818	-5.27%	0
2010	11.715433	10.875959	-7.17%	3,162
2009	11.173868	11.715433	4.85%	4,494
2008	12.945594	11.173868	-13.69%	367
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.291620	2.92%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.275118	-17.25%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.866943	-11.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.675841	-23.24%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.585796	-4.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.053152	-9.47%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.603532	6.04%	27,826
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.182658	11.323335	1.26%	0
2010	9.976163	11.182658	12.09%	30
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.923337	12.819933	-0.80%	11,648
2010	11.602633	12.923337	11.38%	4,693
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.584465	10.015961	-5.37%	15,163
2010*	10.000000	10.584465	5.84%	12,829
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.803992	10.125395	-14.22%	14,735
2010*	10.000000	11.803992	18.04%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.066105	-9.34%	1,072
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.174429	11.051019	-1.10%	106
2010	9.903186	11.174429	12.84%	30
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.434122	10.244454	-1.82%	2,016
2010	8.578482	10.434122	21.63%	275
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384375	10.040580	-3.31%	11,870
2010*	10.000000	10.384375	3.84%	6,353
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.371068	9.748186	-6.01%	0
2010*	10.000000	10.371068	3.71%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.157210	9.844899	-3.07%	1,111
2010*	10.000000	10.157210	1.57%	1,168
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.108176	9.648111	-4.55%	6,727
2010*	10.000000	10.108176	1.08%	6,727

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.540916	9.081215	-4.82%	10,887
2010	9.775353	9.540916	-2.40%	10,958
2009	9.870316	9.775353	-0.96%	36
2008*	10.000000	9.870316	-1.30%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.675701	8.808175	-8.97%	15,630
2010	8.557699	9.675701	13.06%	16,908
2009	6.251178	8.557699	36.90%	0
2008	11.185926	6.251178	-44.12%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.411820	9.217164	-2.07%	9,478
2010	8.635533	9.411820	8.99%	7,065
2009	7.173815	8.635533	20.38%	0
2008	10.447306	7.173815	-31.33%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.092627	8.553312	-5.93%	10,776
2010	8.139938	9.092627	11.70%	10,595
2009	6.104158	8.139938	33.35%	0
2008	10.742904	6.104158	-43.18%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.765233	8.521254	-12.74%	4,881
2010*	10.000000	9.765233	-2.35%	4,963
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.545646	8.688589	-8.98%	13,077
2010*	10.000000	9.545646	-4.54%	9,265
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.679723	7.788426	-10.27%	5,766
2010	9.162795	8.679723	-5.27%	30,201
2009	9.720970	9.162795	-5.74%	18,460
2008*	10.000000	9.720970	-2.79%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.494224	8.623736	1.52%	3,148
2010	8.146279	8.494224	4.27%	3,148
2009	8.577299	8.146279	-5.03%	2,997
2008	10.746444	8.577299	-20.18%	2,997
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.435319	11.410515	-8.24%	1,869
2010	11.386805	12.435319	9.21%	651
2009	9.109231	11.386805	25.00%	363
2008	15.652850	9.109231	-41.80%	363
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405277	9.481990	-8.87%	19,850
2010*	10.000000	10.405277	4.05%	18,052

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.437512	-5.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.295446	-7.05%	2,597
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.488385	12.731046	1.94%	49,466
2010	11.238219	12.488385	11.12%	27,406
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706957	9.843908	-8.06%	2,590
2010*	10.000000	10.706957	7.07%	2,590
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436632	10.111298	-3.12%	1,231
2010*	10.000000	10.436632	4.37%	1,231
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555145	10.008151	-5.18%	3,736
2010*	10.000000	10.555145	5.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.252622	10.210555	-0.41%	11,524
2010*	10.000000	10.252622	2.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.489270	10.060559	-4.09%	13,352
2010*	10.000000	10.489270	4.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.620474	9.942442	-6.38%	12,968
2010*	10.000000	10.620474	6.20%	5,609
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.374062	10.160184	-2.06%	7,516
2010*	10.000000	10.374062	3.74%	2,136
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.227315	2.27%	7,488
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.234722	8.562215	-23.79%	0
2010*	10.000000	11.234722	12.35%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.966084	13.657716	5.33%	1,649
2010	12.600148	12.966084	2.90%	1,835

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.298379	11.601912	-5.66%	743
2010	10.931206	12.298379	12.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.366647	10.269231	-0.94%	0
2010*	10.000000	10.366647	3.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.468001	10.178805	-2.76%	0
2010*	10.000000	10.468001	4.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.617250	11.744155	1.09%	6,865
2010	11.167755	11.617250	4.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.140566	11.917851	-1.83%	6,505
2010	11.152286	12.140566	8.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.330611	11.849477	-3.90%	2,468
2010	11.120124	12.330611	10.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.975106	12.014680	0.33%	0
2010	11.242855	11.975106	6.51%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.810244	9.634149	-1.80%	400,451
2010	9.990052	9.810244	-1.80%	350,131
2009*	10.000000	9.990052	-0.10%	132,352
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.115389	9.865173	-11.25%	487
2010*	10.000000	11.115389	11.15%	217
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.588685	8.693026	-17.90%	0
2010*	10.000000	10.588685	5.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.738428	10.204650	-4.97%	0
2010*	10.000000	10.738428	7.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.236727	9.440350	-7.78%	0
2010*	10.000000	10.236727	2.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.194910	10.504443	-6.17%	66
2010*	10.000000	11.194910	11.95%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749783	10.311603	-4.08%	0
2010*	10.000000	10.749783	7.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.874488	9.633895	-2.44%	0
2010	8.018001	9.874488	23.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.796463	12.849111	-6.87%	0
2010	11.100246	13.796463	24.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.234853	14.131490	-7.24%	0
2010	12.376514	15.234853	23.09%	24
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.807661	10.696941	-1.02%	0
2010	9.699009	10.807661	11.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.922460	-0.78%	2,330
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.503460	-4.97%	14,608
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.213579	11.089376	-9.20%	9,787
2010*	10.000000	12.213579	22.14%	8,349
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.564531	11.019221	4.30%	24,812
2010*	10.000000	10.564531	5.65%	12,056
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.854490	11.556774	6.47%	5,444
2010*	10.000000	10.854490	8.54%	1,139
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.850505	11.450180	5.53%	3,512
2010*	10.000000	10.850505	8.51%	7,502
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.556153	10.701890	1.38%	118,332
2010*	10.000000	10.556153	5.56%	1,046
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.790483	-2.10%	18,711
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.970403	-0.30%	23,269

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.165573	8.375464	-24.99%	2,367
2010*	10.000000	11.165573	11.66%	2,849
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.785987	10.377238	-3.79%	12,104
2010*	10.000000	10.785987	7.86%	38,573
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.851809	10.949441	0.90%	4,327
2010*	10.000000	10.851809	8.52%	65,039
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.082605	7.945214	-28.31%	0
2010*	10.000000	11.082605	10.83%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.435821	-25.64%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.693432	-23.07%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.944871	8.003760	-10.52%	1,210
2010*	10.000000	8.944871	-10.55%	152,952
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.321723	-6.78%	542
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.336204	10.150612	-1.80%	109,096
2010*	10.000000	10.336204	3.36%	3,788
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.853237	-1.47%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.604337	-3.96%	5,840
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.976213	8.655014	-21.15%	5,651
2010*	10.000000	10.976213	9.76%	5,243
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.561855	9.450426	-10.52%	78
2010*	10.000000	10.561855	5.62%	226
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.247002	-17.53%	0

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.569659	-4.30%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.702679	-12.97%	6,733
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.825634	9.106598	-15.88%	5,691
2010*	10.000000	10.825634	8.26%	4,347
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.429635	-15.70%	575
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.895040	7.115683	-20.00%	10,387
2010*	10.000000	8.895040	-11.05%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.739522	10.700092	-0.37%	4,667
2010*	10.000000	10.739522	7.40%	2,858
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.033756	11.078932	0.41%	3,291
2010*	10.000000	11.033756	10.34%	3,434
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.360033	3.60%	6,814
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.255465	-17.45%	46,880
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.244366	-7.56%	52
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.775745	5.386119	-38.62%	26,655
2010*	10.000000	8.775745	-12.24%	24,635
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.781805	-12.18%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.306162	9.026642	8.67%	1,320
2010*	10.000000	8.306162	-16.94%	439
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.509496	8.507367	-0.03%	5,403
2010*	10.000000	8.509496	-14.91%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.645138	7.600459	-12.08%	2,925
2010*	10.000000	8.645138	-13.55%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.244941	-7.55%	6,539
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.486502	-5.13%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.499436	14.797393	40.94%	18,933
2010*	10.000000	10.499436	4.99%	536
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.344742	11.007875	-2.97%	7,138
2010*	10.000000	11.344742	13.45%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.356792	5.622410	-23.58%	0
2010*	10.000000	7.356792	-26.43%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.779998	7.80%	11,548
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.635220	5.067398	-23.63%	268
2010	5.977415	6.635220	11.00%	255
2009	6.303600	5.977415	-5.17%	0
2008	10.911054	6.303600	-42.23%	236
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.979330	19.672313	-17.96%	3,591
2010	19.276682	23.979330	24.40%	8,280
2009	12.627252	19.276682	52.66%	3,085
2008	23.551180	12.627252	-46.38%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.828078	10.673714	8.60%	6,969
2010	9.040635	9.828078	8.71%	625
2009	7.779587	9.040635	16.21%	0
2008	8.979837	7.779587	-13.37%	390
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.327785	4.884454	-8.32%	23,562
2010	5.022127	5.327785	6.09%	42,044
2009	4.584209	5.022127	9.55%	7,811
2008	9.158131	4.584209	-49.94%	1,555

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.248140	18.152420	11.72%	5,423
2010	14.107664	16.248140	15.17%	1,918
2009	12.060499	14.107664	16.97%	0
2008	16.031547	12.060499	-24.77%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.534690	9.143110	7.13%	59,295
2010	6.975900	8.534690	22.35%	13,465
2009	5.190182	6.975900	34.41%	211
2008	13.806127	5.190182	-62.41%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.021900	6.578861	-17.99%	3,126
2010	7.456401	8.021900	7.58%	1,084
2009	4.418468	7.456401	68.76%	570
2008	9.019362	4.418468	-51.01%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.619132	20.913675	-7.54%	17,133
2010	19.347175	22.619132	16.91%	10,671
2009	14.225216	19.347175	36.01%	1,564
2008	26.844310	14.225216	-47.01%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.841629	23.909652	-10.92%	10,324
2010	21.684883	26.841629	23.78%	6,211
2009	13.595905	21.684883	59.50%	1,081
2008	32.657428	13.595905	-58.37%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.496252	7.913922	-16.66%	35
2010	10.838106	9.496252	-12.38%	314
2009	8.136202	10.838106	33.21%	2,528
2008	18.355883	8.136202	-55.68%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.932784	6.627580	-16.45%	744
2010	7.063505	7.932784	12.31%	2,975
2009	6.010140	7.063505	17.53%	5,091
2008	11.780600	6.010140	-48.98%	247
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.007954	18.073776	38.94%	12,754
2010	12.030938	13.007954	8.12%	732
2009	17.896309	12.030938	-32.77%	28
2008	12.583708	17.896309	42.22%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.157959	11.471203	2.81%	12,856
2010	10.642054	11.157959	4.85%	10,352
2009	8.694184	10.642054	22.40%	1,722
2008	11.782750	8.694184	-26.21%	348

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.901684	14.618967	-13.51%	249
2010	14.250927	16.901684	18.60%	1,747
2009	8.749876	14.250927	62.87%	2,931
2008	16.164617	8.749876	-45.87%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.522183	2.522434	-28.38%	6,974
2010	5.145446	3.522183	-31.55%	0
2009	9.467003	5.145446	-45.65%	143
2008	5.993800	9.467003	57.95%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.484203	3.746300	-31.69%	17,560
2010	6.405194	5.484203	-14.38%	18,415
2009	5.462283	6.405194	17.26%	1,042
2008	7.970404	5.462283	-31.47%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.390321	3.995255	-9.00%	255
2010	5.984310	4.390321	-26.64%	0
2009	9.415820	5.984310	-36.44%	0
2008	7.133056	9.415820	32.00%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.681083	2.367634	-11.69%	0
2010	3.467799	2.681083	-22.69%	1,916
2009	5.893437	3.467799	-41.16%	0
2008	4.054295	5.893437	45.36%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.135139	3.751706	-9.27%	9,124
2010	5.818409	4.135139	-28.93%	27,460
2009	8.824720	5.818409	-34.07%	0
2008	7.206785	8.824720	22.45%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.975481	4.444242	-10.68%	6,092
2010	6.101506	4.975481	-18.45%	522
2009	8.576132	6.101506	-28.85%	121
2008	6.271732	8.576132	36.74%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.997086	6.975516	-30.22%	236
2010	8.796708	9.997086	13.65%	232
2009	7.243216	8.796708	21.45%	87
2008	11.005047	7.243216	-34.18%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.659437	14.749008	0.61%	438
2010	11.452628	14.659437	28.00%	491
2009	8.529970	11.452628	34.26%	0
2008	17.064034	8.529970	-50.01%	0

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.195263	16.511653	-9.25%	10,863
2010	13.470091	18.195263	35.08%	8,470
2009	9.001004	13.470091	49.65%	0
2008	20.296016	9.001004	-55.65%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.603143	9.366896	-2.46%	17,474
2010	7.143089	9.603143	34.44%	11,303
2009	3.339644	7.143089	113.89%	607
2008	12.412582	3.339644	-73.09%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.672058	14.721035	0.33%	13,520
2010	12.609868	14.672058	16.35%	2,737
2009	8.447923	12.609868	49.27%	29
2008	14.810891	8.447923	-42.96%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.082046	8.814773	-2.94%	6,010
2010	7.709155	9.082046	17.81%	1,483
2009	5.793420	7.709155	33.07%	0
2008	12.959794	5.793420	-55.30%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.314058	23.322491	-25.52%	12,996
2010	23.094059	31.314058	35.59%	22,974
2009	15.758339	23.094059	46.55%	2,365
2008	26.121675	15.758339	-39.67%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.318499	15.384024	0.43%	1,883
2010	12.492670	15.318499	22.62%	3,189
2009	10.155862	12.492670	23.01%	418
2008	17.722566	10.155862	-42.70%	355
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.325406	14.813496	3.41%	8,538
2010	11.657276	14.325406	22.89%	281
2009	8.230817	11.657276	41.63%	0
2008	12.500604	8.230817	-34.16%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.977563	12.916107	-13.76%	13,173
2010	11.064302	14.977563	35.37%	6,212
2009	8.451756	11.064302	30.91%	137
2008	17.698110	8.451756	-52.24%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.309123	6.894367	-5.67%	25,828
2010	5.932173	7.309123	23.21%	4,618
2009	4.127018	5.932173	43.74%	698
2008	13.128148	4.127018	-68.56%	0

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.517302	11.187322	-2.87%	24,899
2010	9.380186	11.517302	22.78%	18,881
2009	6.487540	9.380186	44.59%	9,455
2008	10.979244	6.487540	-40.91%	1,546
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.803724	10.273430	-4.91%	57,839
2010	9.143865	10.803724	18.15%	12,599
2009	6.156145	9.143865	48.53%	9,628
2008	12.210207	6.156145	-49.58%	1,662
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.913361	15.524674	-2.44%	13,105
2010	12.222694	15.913361	30.20%	35,971
2009	7.937091	12.222694	53.99%	7,877
2008	12.658352	7.937091	-37.30%	687
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.949271	11.807249	-8.82%	47,730
2010	10.976783	12.949271	17.97%	11,357
2009	7.199873	10.976783	52.46%	7,757
2008	13.007331	7.199873	-44.65%	654
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.940375	13.154646	1.66%	8,394
2010	10.508278	12.940375	23.14%	39,603
2009	7.987518	10.508278	31.56%	425
2008	12.384461	7.987518	-35.50%	425
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.801386	10.494866	-11.07%	26,828
2010	9.606379	11.801386	22.85%	21,836
2009	6.028611	9.606379	59.35%	561
2008	10.865860	6.028611	-44.52%	561
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.336723	5.957816	-5.98%	261
2010	6.757359	6.336723	-6.22%	1,069
2009	8.176204	6.757359	-17.35%	187
2008	7.887305	8.176204	3.66%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.888725	11.492712	-10.83%	4,498
2010	11.715042	12.888725	10.02%	4,807
2009	7.666756	11.715042	52.80%	443
2008	14.302609	7.666756	-46.40%	380
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.410478	7.069811	-15.94%	2,635
2010	7.479227	8.410478	12.45%	0
2009	5.918639	7.479227	26.37%	0
2008	11.026461	5.918639	-46.32%	0

Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.489826	13.520081	-12.72%	1,025
2010	12.706923	15.489826	21.90%	1,277
2009	11.023424	12.706923	15.27%	0
2008	15.019595	11.023424	-26.61%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.118644	11.555507	14.20%	11,176
2010	9.640583	10.118644	4.96%	4,301
2009	8.627044	9.640583	11.75%	1,046
2008	12.474713	8.627044	-30.84%	1,198
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.789208	10.205086	-5.41%	0
2010	11.639757	10.789208	-7.31%	9,328
2009	11.118663	11.639757	4.69%	0
2008	12.901311	11.118663	-13.82%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.281204	2.81%	2,161
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.266727	-17.33%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.857965	-11.42%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.668054	-23.32%	7,534
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.576097	-4.24%	159

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.050100	-9.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.599953	6.00%	459
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.133396	11.267719	1.21%	0
2010	9.937279	11.133396	12.04%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.866378	12.756937	-0.85%	0
2010	11.557378	12.866378	11.33%	12,128
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.580890	10.007492	-5.42%	5,877
2010*	10.000000	10.580890	5.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.800014	10.116843	-14.26%	0
2010*	10.000000	11.800014	18.00%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.063050	-9.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.125178	10.996725	-1.15%	0
2010	9.864558	11.125178	12.78%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388165	10.194146	-1.87%	0
2010	8.545048	10.388165	21.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.380882	10.032093	-3.36%	0
2010*	10.000000	10.380882	3.81%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.367565	9.739948	-6.05%	0
2010*	10.000000	10.367565	3.68%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.153784	9.836582	-3.12%	0
2010*	10.000000	10.153784	1.54%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.104762	9.639958	-4.60%	0
2010*	10.000000	10.104762	1.05%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.530950	9.067112	-4.87%	0
2010	9.770112	9.530950	-2.45%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.655636	8.785442	-9.01%	0
2010	8.544298	9.655636	13.01%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.392316	9.193387	-2.12%	0
2010	8.622026	9.392316	8.93%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.075640	8.532986	-5.98%	0
2010	8.128865	9.075640	11.65%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.761934	8.514045	-12.78%	0
2010*	10.000000	9.761934	-2.38%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.542421	8.681240	-9.02%	50,853
2010*	10.000000	9.542421	-4.58%	56,824
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.670672	7.776357	-10.31%	0
2010	9.157891	8.670672	-5.32%	2,737
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.472244	8.597044	1.47%	5,662
2010	8.129345	8.472244	4.22%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380531	11.354478	-8.29%	0
2010	11.342408	12.380531	9.15%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.401772	9.473978	-8.92%	1,764
2010*	10.000000	10.401772	4.02%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.434323	-5.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.292312	-7.08%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.455047	12.690614	1.89%	5,021
2010	11.213934	12.455047	11.07%	8,922

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.703357	9.835595	-8.11%	0
2010*	10.000000	10.703357	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.433114	10.102760	-3.17%	0
2010*	10.000000	10.433114	4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.551582	9.999699	-5.23%	0
2010*	10.000000	10.551582	5.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249159	10.201930	-0.46%	0
2010*	10.000000	10.249159	2.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.485738	10.052061	-4.14%	0
2010*	10.000000	10.485738	4.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.616896	9.934040	-6.43%	0
2010*	10.000000	10.616896	6.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.370562	10.151595	-2.11%	0
2010*	10.000000	10.370562	3.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.223871	2.24%	196
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.230928	8.554969	-23.83%	0
2010*	10.000000	11.230928	12.31%	11,068
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.909019	13.590715	5.28%	0
2010	12.551093	12.909019	2.85%	3,893
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.256684	11.556683	-5.71%	0
2010	10.899701	12.256684	12.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.363152	10.260552	-0.99%	0
2010*	10.000000	10.363152	3.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.464475	10.170201	-2.81%	0
2010*	10.000000	10.464475	4.64%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.577925	11.698460	1.04%	2,135
2010	11.135610	11.577925	3.97%	2,135
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.099408	11.871403	-1.88%	0
2010	11.120136	12.099408	8.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.288854	11.803342	-3.95%	0
2010	11.088098	12.288854	10.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.934541	11.967896	0.28%	0
2010	11.210482	11.934541	6.46%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.804978	9.624086	-1.84%	145,062
2010	9.989773	9.804978	-1.85%	21,550
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.111649	9.856838	-11.29%	0
2010*	10.000000	11.111649	11.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.585106	8.685661	-17.94%	0
2010*	10.000000	10.585106	5.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.734807	10.196024	-5.02%	0
2010*	10.000000	10.734807	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233264	9.432340	-7.83%	0
2010*	10.000000	10.233264	2.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.191125	10.495556	-6.22%	0
2010*	10.000000	11.191125	11.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746162	10.302896	-4.12%	0
2010*	10.000000	10.746162	7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.830984	9.586581	-2.49%	0
2010	7.986729	9.830984	23.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.735661	12.785978	-6.91%	0
2010	11.056950	13.735661	24.23%	4,531

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.167685	14.062039	-7.29%	0
2010	12.328220	15.167685	23.03%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760050	10.644409	-1.07%	0
2010	9.661191	10.760050	11.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.919107	-0.81%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.500242	-5.00%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.209457	11.079994	-9.25%	0
2010*	10.000000	12.209457	22.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.560962	11.009900	4.25%	8,369
2010*	10.000000	10.560962	5.61%	10,257
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.850779	11.546962	6.42%	9,288
2010*	10.000000	10.850779	8.51%	10,356
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.846843	11.440512	5.47%	2,118
2010*	10.000000	10.846843	8.47%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.552589	10.692838	1.33%	16,426
2010*	10.000000	10.552589	5.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.787130	-2.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.967028	-0.33%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.161806	8.368368	-25.03%	0
2010*	10.000000	11.161806	11.62%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782296	10.368426	-3.84%	1,847
2010*	10.000000	10.782296	7.82%	5,414
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.848157	10.940210	0.85%	0
2010*	10.000000	10.848157	8.48%	0

ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.078860	7.938486	-28.35%	0
2010*	10.000000	11.078860	10.79%	55,944
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.433303	-25.67%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.690830	-23.09%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.941857	7.996997	-10.57%	1,200
2010*	10.000000	8.941857	-10.58%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.318573	-6.81%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.332721	10.142040	-1.85%	52,079
2010*	10.000000	10.332721	3.33%	48,425
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.849908	-1.50%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.601092	-3.99%	209
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.972501	8.647684	-21.19%	45
2010*	10.000000	10.972501	9.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.558277	9.442416	-10.57%	5,868
2010*	10.000000	10.558277	5.58%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.244212	-17.56%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.566418	-4.34%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.699741	-13.00%	231
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.821984	9.098897	-15.92%	49
2010*	10.000000	10.821984	8.22%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.426793	-15.73%	0

ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.892042	7.109661	-20.04%	0
2010*	10.000000	8.892042	-11.08%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.735892	10.691053	-0.42%	12,603
2010*	10.000000	10.735892	7.36%	11,597
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.030038	11.069575	0.36%	0
2010*	10.000000	11.030038	10.30%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.356532	3.57%	194
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.252675	-17.47%	13,422
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.241232	-7.59%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.772775	5.381545	-38.66%	0
2010*	10.000000	8.772775	-12.27%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.778836	-12.21%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.303357	9.019019	8.62%	607
2010*	10.000000	8.303357	-16.97%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.506623	8.500178	-0.08%	535
2010*	10.000000	8.506623	-14.93%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.642213	7.594019	-12.13%	721
2010*	10.000000	8.642213	-13.58%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.241815	-7.58%	217
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.483298	-5.17%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.495892	14.784877	40.86%	409
2010*	10.000000	10.495892	4.96%	0

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.340914	10.998559	-3.02%	0
2010*	10.000000	11.340914	13.41%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.354303	5.617656	-23.61%	0
2010*	10.000000	7.354303	-26.46%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.776356	7.76%	271
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.603996	5.040979	-23.67%	1,738
2010	5.952325	6.603996	10.95%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.866598	19.569868	-18.00%	0
2010	19.195821	23.866598	24.33%	2,652
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781879	10.618155	8.55%	959
2010	9.002716	9.781879	8.65%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.313576	4.868950	-8.37%	1,531
2010	5.011289	5.313576	6.03%	1,531
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.171873	18.058040	11.66%	442
2010	14.048592	16.171873	15.11%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.505763	9.107494	7.07%	0
2010	6.955790	8.505763	22.28%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.984187	6.544600	-18.03%	0
2010	7.425121	7.984187	7.53%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.512830	20.804811	-7.59%	366
2010	19.266066	22.512830	16.85%	1,780
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.715448	23.785151	-10.97%	318
2010	21.593929	26.715448	23.72%	318
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451617	7.872713	-16.71%	2,147
2010	10.792654	9.451617	-12.43%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.895471	6.593051	-16.50%	0
2010	7.033851	7.895471	12.25%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.946838	17.979731	38.87%	6,853
2010	11.980512	12.946838	8.07%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.105529	11.411499	2.76%	1,199
2010	10.597437	11.105529	4.79%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.822278	14.542889	-13.55%	0
2010	14.191195	16.822278	18.54%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.510252	2.512607	-28.42%	0
2010	5.130624	3.510252	-31.58%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.462809	3.729792	-31.72%	0
2010	6.383462	5.462809	-14.42%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.375449	3.979706	-9.04%	0
2010	5.967084	4.375449	-26.67%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.668474	2.355301	-11.74%	0
2010	3.453258	2.668474	-22.73%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.121138	3.737099	-9.32%	1,455
2010	5.801662	4.121138	-28.97%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.952099	4.421112	-10.72%	20,785
2010	6.075929	4.952099	-18.50%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.950134	6.939216	-30.26%	0
2010	8.759840	9.950134	13.59%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.590491	14.672185	0.56%	0
2010	11.404567	14.590491	27.94%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.109754	16.425695	-9.30%	0
2010	13.413606	18.109754	35.01%	0

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.557976	9.318096	-2.51%	0
2010	7.113112	9.557976	34.37%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.603147	14.644453	0.28%	137
2010	12.557023	14.603147	16.29%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.039371	8.768894	-2.99%	0
2010	7.676823	9.039371	17.75%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.166861	23.201046	-25.56%	4,616
2010	22.997197	31.166861	35.52%	2,999
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.246507	15.303943	0.38%	1,010
2010	12.440273	15.246507	22.56%	2,076
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.258109	14.736409	3.35%	662
2010	11.608412	14.258109	22.83%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.907162	12.848849	-13.81%	0
2010	11.017892	14.907162	35.30%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.274762	6.858459	-5.72%	0
2010	5.907288	7.274762	23.15%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.478293	11.143757	-2.91%	881
2010	9.353171	11.478293	22.72%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767135	10.233439	-4.96%	2,397
2010	9.117523	10.767135	18.09%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.859442	15.464207	-2.49%	162
2010	12.187477	15.859442	30.13%	3,806
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.905403	11.761273	-8.87%	0
2010	10.945162	12.905403	17.91%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.896562	13.103440	1.60%	0
2010	10.478020	12.896562	23.08%	0

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.761407	10.453992	-11.12%	0
2010	9.578707	11.761407	22.79%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.319791	5.938887	-6.03%	0
2010	6.742756	6.319791	-6.27%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.828195	11.432931	-10.88%	657
2010	11.665960	12.828195	9.96%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.370934	7.032987	-15.98%	0
2010	7.447845	8.370934	12.39%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.417049	13.449729	-12.76%	551
2010	12.653666	15.417049	21.84%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.071128	11.495404	14.14%	1,432
2010	9.600189	10.071128	4.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760441	10.172701	-5.46%	1,411
2010	11.614628	10.760441	-7.35%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.277733	2.78%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.263934	-17.36%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.854971	-11.45%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.665457	-23.35%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.572861	-4.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.047029	-9.53%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.596370	5.96%	23,683
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.084324	11.212355	1.16%	11,650
2010	9.898513	11.084324	11.98%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.809703	12.694291	-0.90%	8,077
2010	11.512321	12.809703	11.27%	4,332
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.577314	9.999032	-5.47%	175,156
2010*	10.000000	10.577314	5.77%	191,165
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.796033	10.108289	-14.31%	49,464
2010*	10.000000	11.796033	17.96%	3,219
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.059986	-9.40%	2,970
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.076160	10.942695	-1.20%	5,840
2010	9.826087	11.076160	12.72%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.342377	10.144055	-1.92%	16,198
2010	8.511707	10.342377	21.51%	2,866
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377375	10.023609	-3.41%	1,176
2010*	10.000000	10.377375	3.77%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.364070	9.731707	-6.10%	0
2010*	10.000000	10.364070	3.64%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.150351	9.828255	-3.17%	0
2010*	10.000000	10.150351	1.50%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.101355	9.631804	-4.65%	1,079
2010*	10.000000	10.101355	1.01%	1,079

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.521004	9.053048	-4.91%	18,378
2010	9.764891	9.521004	-2.50%	20,694
2009	9.869792	9.764891	-1.06%	28,327
2008*	10.000000	9.869792	-1.30%	2,688
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.635619	8.762764	-9.06%	65,226
2010	8.530916	9.635619	12.95%	43,088
2009	6.237963	8.530916	36.76%	15,680
2008	11.173702	6.237963	-44.17%	2,041
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.372834	9.169661	-2.17%	157,112
2010	8.608526	9.372834	8.88%	52,051
2009	7.158663	8.608526	20.25%	24,980
2008	10.435883	7.158663	-31.40%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.058687	8.512725	-6.03%	71,619
2010	8.117811	9.058687	11.59%	38,992
2009	6.093774	8.117811	33.21%	5,254
2008	10.735587	6.093774	-43.24%	401
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758640	8.506847	-12.83%	16,855
2010*	10.000000	9.758640	-2.41%	19,113
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.539192	8.673895	-9.07%	23,233
2010*	10.000000	9.539192	-4.61%	112,469
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.661601	7.764269	-10.36%	90,751
2010	9.152981	8.661601	-5.37%	38,413
2009	9.720456	9.152981	-5.84%	38,698
2008*	10.000000	9.720456	-2.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.450323	8.570452	1.42%	23,540
2010	8.112437	8.450323	4.17%	23,334
2009	8.550373	8.112437	-5.12%	20,237
2008	10.723628	8.550373	-20.27%	21,078
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.325991	11.298699	-8.33%	15,040
2010	11.298189	12.325991	9.10%	15,040
2009	9.047552	11.298189	24.88%	13,037
2008	15.562757	9.047552	-41.86%	48,448
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.398263	9.465957	-8.97%	62,377
2010*	10.000000	10.398263	3.98%	51,925

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.431135	-5.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.289170	-7.11%	4,638
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.421821	12.650322	1.84%	127,867
2010	11.189720	12.421821	11.01%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.699739	9.827260	-8.15%	14,132
2010*	10.000000	10.699739	7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.429579	10.094213	-3.22%	21,034
2010*	10.000000	10.429579	4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.548019	9.991233	-5.28%	0
2010*	10.000000	10.548019	5.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.245702	10.193308	-0.51%	19,507
2010*	10.000000	10.245702	2.46%	2,297
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.482194	10.043562	-4.18%	0
2010*	10.000000	10.482194	4.82%	14,615
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.613301	9.925624	-6.48%	1,842
2010*	10.000000	10.613301	6.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.367062	10.143019	-2.16%	11,826
2010*	10.000000	10.367062	3.67%	9,641
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.220417	2.20%	15,133
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.227150	8.547746	-23.87%	1,319
2010*	10.000000	11.227150	12.27%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.852116	13.523941	5.23%	19,730
2010	12.502135	12.852116	2.80%	10,033

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.215155	11.511689	-5.76%	0
2010	10.868303	12.215155	12.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.359646	10.251875	-1.04%	0
2010*	10.000000	10.359646	3.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.460932	10.161601	-2.86%	2,258
2010*	10.000000	10.460932	4.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.538705	11.652909	0.99%	65,375
2010	11.103556	11.538705	3.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.058464	11.825216	-1.93%	35,567
2010	11.088139	12.058464	8.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.247202	11.757358	-4.00%	0
2010	11.056151	12.247202	10.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.894113	11.921291	0.23%	0
2010	11.178196	11.894113	6.40%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.799709	9.614027	-1.89%	1,341,403
2010	9.989495	9.799709	-1.90%	693,575
2009*	10.000000	9.989495	-0.11%	622,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.107892	9.848482	-11.34%	8,608
2010*	10.000000	11.107892	11.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.581538	8.678311	-17.99%	1,834
2010*	10.000000	10.581538	5.82%	224
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731179	10.187393	-5.07%	1,053
2010*	10.000000	10.731179	7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.229808	9.424362	-7.87%	1,161
2010*	10.000000	10.229808	2.30%	7,000
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.187350	10.486684	-6.26%	6,026
2010*	10.000000	11.187350	11.87%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.742530	10.294172	-4.17%	1,080
2010*	10.000000	10.742530	7.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.787641	9.539459	-2.54%	2,592
2010	7.955564	9.787641	23.03%	2,749
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.675161	12.723191	-6.96%	270
2010	11.013846	13.675161	24.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.100861	13.992967	-7.34%	2,177
2010	12.280149	15.100861	22.97%	173
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.712627	10.592109	-1.13%	0
2010	9.623504	10.712627	11.32%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.915757	-0.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.497035	-5.03%	13,592
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.205344	11.070634	-9.30%	12,853
2010*	10.000000	12.205344	22.05%	3,923
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.557391	11.000590	4.20%	54,071
2010*	10.000000	10.557391	5.57%	9,275
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.847069	11.537147	6.36%	6,068
2010*	10.000000	10.847069	8.47%	11,169
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.843178	11.430836	5.42%	48,130
2010*	10.000000	10.843178	8.43%	2,494
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.549022	10.683798	1.28%	32,396
2010*	10.000000	10.549022	5.49%	21,357
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.783786	-2.16%	38,266
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.963663	-0.36%	187,400

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.158041	8.361297	-25.06%	73,807
2010*	10.000000	11.158041	11.58%	115,219
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.778608	10.359614	-3.89%	3,274
2010*	10.000000	10.778608	7.79%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.844497	10.930958	0.80%	2,158
2010*	10.000000	10.844497	8.44%	1,650
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.075118	7.931761	-28.38%	11,163
2010*	10.000000	11.075118	10.75%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.430786	-25.69%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.688217	-23.12%	5,026
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.938831	7.990232	-10.61%	409
2010*	10.000000	8.938831	-10.61%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.315423	-6.85%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.329234	10.133459	-1.90%	105,093
2010*	10.000000	10.329234	3.29%	55,533
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.846580	-1.53%	8,745
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.597838	-4.02%	13,850
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.968802	8.640372	-21.23%	12,270
2010*	10.000000	10.968802	9.69%	116,251
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.554718	9.434427	-10.61%	1,998
2010*	10.000000	10.554718	5.55%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.241417	-17.59%	10,389

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.563187	-4.37%	9,558
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.696796	-13.03%	30,228
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.818330	9.091201	-15.96%	49,033
2010*	10.000000	10.818330	8.18%	5,729
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.423934	-15.76%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.889034	7.103644	-20.09%	0
2010*	10.000000	8.889034	-11.11%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.732263	10.681997	-0.47%	27,580
2010*	10.000000	10.732263	7.32%	21,268
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.026306	11.060192	0.31%	53,629
2010*	10.000000	11.026306	10.26%	135,338
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.353036	3.53%	12,293
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.249881	-17.50%	1,442
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.238106	-7.62%	3,438
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.769803	5.376985	-38.69%	0
2010*	10.000000	8.769803	-12.30%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.775868	-12.24%	936
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.300550	9.011391	8.56%	11,656
2010*	10.000000	8.300550	-16.99%	1,427
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.503743	8.492994	-0.13%	43,472
2010*	10.000000	8.503743	-14.96%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.639289	7.587599	-12.17%	48,104
2010*	10.000000	8.639289	-13.61%	22,224
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.238693	-7.61%	28,950
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.480091	-5.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.492346	14.772369	40.79%	22,919
2010*	10.000000	10.492346	4.92%	114
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.337098	10.989272	-3.07%	1,263
2010*	10.000000	11.337098	13.37%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.351814	5.612893	-23.65%	0
2010*	10.000000	7.351814	-26.48%	1,988
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.772715	7.73%	20,084
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.572946	5.014721	-23.71%	14,636
2010	5.927352	6.572946	10.89%	16,839
2009	6.257184	5.927352	-5.27%	8,015
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.754418	19.467974	-18.04%	7,428
2010	19.115313	23.754418	24.27%	21,934
2009	12.534334	19.115313	52.50%	9,257
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735881	10.562854	8.49%	30,977
2010	8.964948	9.735881	8.60%	17,293
2009	7.722320	8.964948	16.09%	97,217
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.299373	4.853461	-8.41%	32,723
2010	5.000437	5.299373	5.98%	42,715
2009	4.569059	5.000437	9.44%	18,975
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.095862	17.964030	11.61%	15,571
2010	13.989686	16.095862	15.06%	6,033
2009	11.971817	13.989686	16.86%	1,191

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.476916	9.071984	7.02%	18,176
2010	6.935730	8.476916	22.22%	55,975
2009	5.165564	6.935730	34.27%	533
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.946618	6.510486	-18.07%	7,356
2010	7.393953	7.946618	7.47%	14,863
2009	4.385934	7.393953	68.58%	12,250
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.407001	20.696476	-7.63%	8,916
2010	19.185259	22.407001	16.79%	8,454
2009	14.120539	19.185259	35.87%	38,728
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.589840	23.661275	-11.01%	8,167
2010	21.503343	26.589840	23.65%	18,362
2009	13.495827	21.503343	59.33%	24,247
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.407148	7.831676	-16.75%	4,108
2010	10.747358	9.407148	-12.47%	4,108
2009	8.076309	10.747358	33.07%	1,908
2008	18.239425	8.076309	-55.72%	2,081
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.858354	6.558714	-16.54%	16,731
2010	7.004352	7.858354	12.19%	11,891
2009	5.965903	7.004352	17.41%	12,998
2008	11.705893	5.965903	-49.04%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.885984	17.886129	38.80%	34,651
2010	11.930275	12.885984	8.01%	20,086
2009	17.764660	11.930275	-32.84%	42,242
2008	12.503872	17.764660	42.07%	68
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.053304	11.352063	2.70%	29,694
2010	10.552984	11.053304	4.74%	26,517
2009	8.630198	10.552984	22.28%	94,709
2008	11.707982	8.630198	-26.29%	17,320
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.743201	14.467165	-13.59%	11,715
2010	14.131680	16.743201	18.48%	17,418
2009	8.685497	14.131680	62.70%	9,525
2008	16.062097	8.685497	-45.93%	3,003

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.498343	2.502816	-28.46%	121,922
2010	5.115836	3.498343	-31.62%	81,417
2009	9.422140	5.115836	-45.70%	86,218
2008	5.971479	9.422140	57.79%	1,298
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.441506	3.713352	-31.76%	2,162
2010	6.361811	5.441506	-14.47%	2,434
2009	5.430816	6.361811	17.14%	13,922
2008	7.932581	5.430816	-31.54%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.360617	3.964192	-9.09%	4,830
2010	5.949887	4.360617	-26.71%	24,531
2009	9.371219	5.949887	-36.51%	72,104
2008	7.106493	9.371219	31.87%	47
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.655926	2.343037	-11.78%	1,865
2010	3.438770	2.655926	-22.77%	6,282
2009	5.850071	3.438770	-41.22%	123,893
2008	4.028562	5.850071	45.21%	1,957
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.107153	3.722525	-9.36%	4,998
2010	5.784927	4.107153	-29.00%	25,056
2009	8.782902	5.784927	-34.13%	123,582
2008	7.179940	8.782902	22.33%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.928828	4.398100	-10.77%	79,640
2010	6.050457	4.928828	-18.54%	37,269
2009	8.513059	6.050457	-28.93%	7,364
2008	6.231943	8.513059	36.60%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.903366	6.903082	-30.30%	1,008
2010	8.723101	9.903366	13.53%	1,059
2009	7.189935	8.723101	21.32%	165
2008	10.935244	7.189935	-34.25%	33
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.521909	14.595794	0.51%	934
2010	11.356736	14.521909	27.87%	7,602
2009	8.467180	11.356736	34.13%	6,749
2008	16.955767	8.467180	-50.06%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.024580	16.340124	-9.35%	13,430
2010	13.357299	18.024580	34.94%	18,779
2009	8.934750	13.357299	49.50%	40
2008	20.167255	8.934750	-55.70%	23

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.513042	9.269575	-2.56%	8,102
2010	7.083272	9.513042	34.30%	13,160
2009	3.315045	7.083272	113.67%	9,385
2008	12.333827	3.315045	-73.12%	109
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.534508	14.568218	0.23%	19,123
2010	12.504369	14.534508	16.24%	4,544
2009	8.385773	12.504369	49.11%	24,257
2008	14.716979	8.385773	-43.02%	10,836
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.996844	8.723207	-3.04%	5,096
2010	7.644608	8.996844	17.69%	5,393
2009	5.750771	7.644608	32.93%	9,025
2008	12.877562	5.750771	-55.34%	238
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.020276	23.080168	-25.60%	35,055
2010	22.900683	31.020276	35.46%	110,066
2009	15.642340	22.900683	46.40%	37,756
2008	25.955912	15.642340	-39.73%	31,364
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.174815	15.224233	0.33%	7,262
2010	12.388075	15.174815	22.50%	10,165
2009	10.081113	12.388075	22.88%	3,126
2008	17.610158	10.081113	-42.75%	2,300
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.191097	14.659689	3.30%	43,924
2010	11.559742	14.191097	22.76%	5,863
2009	8.170265	11.559742	41.49%	90,809
2008	12.421301	8.170265	-34.22%	2,077
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.837065	12.781928	-13.85%	1,853
2010	10.971669	14.837065	35.23%	3,037
2009	8.389551	10.971669	30.78%	122
2008	17.585876	8.389551	-52.29%	24
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.240552	6.822743	-5.77%	3,623
2010	5.882497	7.240552	23.09%	9,302
2009	4.096625	5.882497	43.59%	6,114
2008	13.044849	4.096625	-68.60%	6,704
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.439397	11.100343	-2.96%	174,466
2010	9.326223	11.439397	22.66%	56,136
2009	6.456796	9.326223	44.44%	59,890
2008	10.938392	6.456796	-40.97%	16,207

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.730630	10.193545	-5.01%	246,820
2010	9.091245	10.730630	18.03%	159,604
2009	6.126957	9.091245	48.38%	130,223
2008	12.164766	6.126957	-49.63%	12,350
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.805702	15.403967	-2.54%	47,106
2010	12.152357	15.805702	30.06%	212,318
2009	7.899454	12.152357	53.84%	315,182
2008	12.611214	7.899454	-37.36%	63,312
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.861657	11.715434	-8.91%	238,901
2010	10.913611	12.861657	17.85%	1,797
2009	7.165743	10.913611	52.30%	47,594
2008	12.958915	7.165743	-44.70%	42,083
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.852816	13.052354	1.55%	24,333
2010	10.447792	12.852816	23.02%	105,930
2009	7.949641	10.447792	31.42%	8,174
2008	12.338331	7.949641	-35.57%	43,912
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.721534	10.413254	-11.16%	23,217
2010	9.551093	11.721534	22.72%	2,994
2009	6.000034	9.551093	59.18%	2,100
2008	10.825434	6.000034	-44.57%	72,893
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.302933	5.920023	-6.08%	2,992
2010	6.728183	6.302933	-6.32%	2,537
2009	8.149196	6.728183	-17.44%	9,210
2008	7.869290	8.149196	3.56%	74
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.767844	11.373359	-10.92%	25,972
2010	11.616986	12.767844	9.91%	128,615
2009	7.610336	11.616986	52.65%	101,106
2008	14.211882	7.610336	-46.45%	38,740
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.331570	6.996351	-16.03%	17,366
2010	7.416610	8.331570	12.34%	17,604
2009	5.875082	7.416610	26.24%	26,603
2008	10.956499	5.875082	-46.38%	20,935
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.344596	13.379697	-12.81%	12,130
2010	12.600595	15.344596	21.78%	9,576
2009	10.942336	12.600595	15.15%	71,618
2008	14.924335	10.942336	-26.68%	5,365

Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.023783	11.435555	14.08%	53,065
2010	9.559927	10.023783	4.85%	48,168
2009	8.563583	9.559927	11.63%	26,070
2008	12.395598	8.563583	-30.91%	19,861
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731736	10.140411	-5.51%	5,407
2010	11.589553	10.731736	-7.40%	2,409
2009	11.082002	11.589553	4.58%	1,386
2008	12.871879	11.082002	-13.91%	2,369
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.274258	2.74%	21,710
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.261131	-17.39%	1
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.851972	-11.48%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.662864	-23.37%	10,259
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.569628	-4.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.043970	-9.56%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.592798	5.93%	11,655
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.035439	11.157224	1.10%	0
2010	9.859882	11.035439	11.92%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.753196	12.631867	-0.95%	70
2010	11.467380	12.753196	11.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573743	9.990568	-5.52%	23,925
2010*	10.000000	10.573743	5.74%	22,989
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.792059	10.099740	-14.35%	157
2010*	10.000000	11.792059	17.92%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.056916	-9.43%	642
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.027307	10.888886	-1.26%	289
2010	9.787731	11.027307	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.296774	10.094191	-1.97%	713
2010	8.478495	10.296774	21.45%	108
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.373869	10.015135	-3.46%	0
2010*	10.000000	10.373869	3.74%	3,145
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.360571	9.723476	-6.15%	7,155
2010*	10.000000	10.360571	3.61%	7,044
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.146918	9.819943	-3.22%	8,938
2010*	10.000000	10.146918	1.47%	9,305
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.097944	9.623659	-4.70%	1,882
2010*	10.000000	10.097944	0.98%	949

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.511035	9.038971	-4.96%	17,093
2010	9.759644	9.511035	-2.55%	17,885
2009	9.869531	9.759644	-1.11%	0
2008*	10.000000	9.869531	-1.30%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.615606	8.740117	-9.10%	31,924
2010	8.517534	9.615606	12.89%	12,739
2009	6.231359	8.517534	36.69%	7,499
2008	11.167582	6.231359	-44.20%	1,355
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.353392	9.145976	-2.22%	90,159
2010	8.595037	9.353392	8.82%	1,598
2009	7.151089	8.595037	20.19%	316
2008	10.430170	7.151089	-31.44%	306
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.041773	8.492501	-6.07%	31,737
2010	8.106772	9.041773	11.53%	5,868
2009	6.088582	8.106772	33.15%	2,870
2008	10.731923	6.088582	-43.27%	875
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.755340	8.499641	-12.87%	133,967
2010*	10.000000	9.755340	-2.45%
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.535969	8.666547	-9.12%	17,595
2010*	10.000000	9.535969	-4.64%	16,575
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.652546	7.752222	-10.41%	5,369
2010	9.148074	8.652546	-5.42%	5,389
2009	9.720198	9.148074	-5.89%	9,885
2008*	10.000000	9.720198	-2.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.428409	8.543879	1.37%	54,391
2010	8.095527	8.428409	4.11%	54,228
2009	8.536914	8.095527	-5.17%	6,852
2008	10.712219	8.536914	-20.31%	7,459
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.271637	11.243165	-8.38%	4,814
2010	11.254089	12.271637	9.04%	4,664
2009	9.016828	11.254089	24.81%	9,773
2008	15.517836	9.016828	-41.89%	3,391
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.394733	9.457931	-9.01%	36,122
2010*	10.000000	10.394733	3.95%	38,515

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.427946	-5.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.286026	-7.14%	643
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.388671	12.610155	1.79%	143,065
2010	11.165541	12.388671	10.95%	46,149
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.696127	9.818951	-8.20%	0
2010*	10.000000	10.696127	6.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.426067	10.085667	-3.26%	0
2010*	10.000000	10.426067	4.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544462	9.982779	-5.33%	1,828
2010*	10.000000	10.544462	5.44%	2,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.242239	10.184678	-0.56%	3,487
2010*	10.000000	10.242239	2.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478654	10.035066	-4.23%	9,864
2010*	10.000000	10.478654	4.79%	9,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.609725	9.917237	-6.53%	0
2010*	10.000000	10.609725	6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.363560	10.134422	-2.21%	236
2010*	10.000000	10.363560	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.216958	2.17%	5,868
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.223352	8.540503	-23.90%	0
2010*	10.000000	11.223352	12.23%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.795460	13.457470	5.17%	23,000
2010	12.453365	12.795460	2.75%	2,502

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.173736	11.466805	-5.81%	0
2010	10.836962	12.173736	12.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356155	10.243203	-1.09%	672
2010*	10.000000	10.356155	3.56%	672
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.457405	10.152999	-2.91%	693
2010*	10.000000	10.457405	4.57%	693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.499575	11.607489	0.94%	6,040
2010	11.071538	11.499575	3.87%	4,160
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.017548	11.779102	-1.98%	0
2010	11.056164	12.017548	8.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.205711	11.711563	-4.05%	0
2010	11.024294	12.205711	10.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.853793	11.874846	0.18%	0
2010	11.145984	11.853793	6.35%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.794442	9.603975	-1.94%	328,486
2010	9.989215	9.794442	-1.95%	213,240
2009*	10.000000	9.989215	-0.11%	73,795
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.104139	9.840160	-11.38%	183
2010*	10.000000	11.104139	11.04%	183
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.577962	8.670964	-18.03%	0
2010*	10.000000	10.577962	5.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.727555	10.178772	-5.12%	0
2010*	10.000000	10.727555	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.226352	9.416383	-7.92%	494
2010*	10.000000	10.226352	2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.183573	10.477809	-6.31%	86
2010*	10.000000	11.183573	11.84%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.738894	10.285453	-4.22%	0
2010*	10.000000	10.738894	7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.744484	9.492568	-2.59%	203
2010	7.924518	9.744484	22.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.614866	12.660651	-7.01%	0
2010	10.970873	13.614866	24.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.034281	13.924180	-7.38%	358
2010	12.232238	15.034281	22.91%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.665384	10.540037	-1.18%	0
2010	9.585948	10.665384	11.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.912397	-0.88%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.493832	-5.06%	144
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.201222	11.061261	-9.34%	4,350
2010*	10.000000	12.201222	22.01%	3,207
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.553828	10.991288	4.15%	6,386
2010*	10.000000	10.553828	5.54%	3,406
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.843355	11.527337	6.31%	969
2010*	10.000000	10.843355	8.43%	398
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.839513	11.421165	5.37%	5,896
2010*	10.000000	10.839513	8.40%	3,513
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545463	10.674765	1.23%	379,630
2010*	10.000000	10.545463	5.45%	4,316
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.780446	-2.20%	15,282
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.960299	-0.40%	13,900

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.154270	8.354220	-25.10%	176
2010*	10.000000	11.154270	11.54%	620
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774926	10.350815	-3.94%	3,742
2010*	10.000000	10.774926	7.75%	617
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.840830	10.921709	0.75%	23,595
2010*	10.000000	10.840830	8.41%	886
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.071378	7.925046	-28.42%	1,555
2010*	10.000000	11.071378	10.71%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.428267	-25.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.685613	-23.14%	3,271
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.935811	7.983464	-10.66%	0
2010*	10.000000	8.935811	-10.64%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.312273	-6.88%	672
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.325743	10.124877	-1.95%	502
2010*	10.000000	10.325743	3.26%	2,077
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.843255	-1.57%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.594588	-4.05%	349
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.965107	8.633070	-21.27%	464
2010*	10.000000	10.965107	9.65%	797
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.551153	9.426440	-10.66%	1,363
2010*	10.000000	10.551153	5.51%	191
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.238621	-17.61%	1,619

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.559956	-4.40%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.693857	-13.06%	367
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.814676	9.083495	-16.01%	715
2010*	10.000000	10.814676	8.15%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.421088	-15.79%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.886029	7.097620	-20.13%	260
2010*	10.000000	8.886029	-11.14%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.728647	10.672973	-0.52%	1,782
2010*	10.000000	10.728647	7.29%	1,244
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.022571	11.050827	0.26%	1,472
2010*	10.000000	11.022571	10.23%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.349547	3.50%	1,195
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.247095	-17.53%	818
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.234980	-7.65%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.766840	5.372430	-38.72%	864
2010*	10.000000	8.766840	-12.33%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.772888	-12.27%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.297736	9.003761	8.51%	1,068
2010*	10.000000	8.297736	-17.02%	1,742
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.500868	8.485814	-0.18%	2,256
2010*	10.000000	8.500868	-14.99%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.636363	7.581167	-12.22%	2,752
2010*	10.000000	8.636363	-13.64%	8,774
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.235570	-7.64%	4,944
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.476889	-5.23%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.488801	14.759894	40.72%	1,300
2010*	10.000000	10.488801	4.89%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.333261	10.979964	-3.12%	573
2010*	10.000000	11.333261	13.33%	2,452
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.349324	5.608135	-23.69%	0
2010*	10.000000	7.349324	-26.51%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.769074	7.69%	2,869
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.541985	4.988555	-23.75%	2,156
2010	5.902437	6.541985	10.84%	2,028
2009	6.234083	5.902437	-5.32%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.642695	19.366546	-18.09%	664
2010	19.035100	23.642695	24.21%	4,348
2009	12.488109	19.035100	52.43%	8,047
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.690044	10.507777	8.44%	1,509
2010	8.927294	9.690044	8.54%	1,341
2009	7.693812	8.927294	16.03%	208
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.285205	4.838030	-8.46%	4,522
2010	4.989607	5.285205	5.92%	3,772
2009	4.561498	4.989607	9.39%	23,240
2008	9.126742	4.561498	-50.02%	5,053
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.020152	17.870449	11.55%	2,214
2010	13.930978	16.020152	15.00%	931
2009	11.927669	13.930978	16.80%	541
2008	15.879262	11.927669	-24.89%	862

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.448190	9.036650	6.97%	16,330
2010	6.915736	8.448190	22.16%	2,246
2009	5.153294	6.915736	34.20%	8,827
2008	13.729088	5.153294	-62.46%	8,478
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.909232	6.476564	-18.11%	0
2010	7.362914	7.909232	7.42%	59
2009	4.369748	7.362914	68.50%	2,241
2008	8.933615	4.369748	-51.09%	92
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.301608	20.588643	-7.68%	3,663
2010	19.104748	22.301608	16.73%	2,707
2009	14.068458	19.104748	35.80%	3,951
2008	26.589244	14.068458	-47.09%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.464710	23.537932	-11.06%	1,985
2010	21.413062	26.464710	23.59%	3,656
2009	13.446019	21.413062	59.25%	2,639
2008	32.347000	13.446019	-58.43%	13
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.362886	7.790861	-16.79%	597
2010	10.702236	9.362886	-12.51%	232
2009	8.046504	10.702236	33.00%	5,228
2008	18.181405	8.046504	-55.74%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.821360	6.524522	-16.58%	0
2010	6.974926	7.821360	12.14%	0
2009	5.943880	6.974926	17.35%	4,830
2008	11.668665	5.943880	-49.06%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.825383	17.792952	38.73%	19,900
2010	11.880225	12.825383	7.96%	7,543
2009	17.699157	11.880225	-32.88%	1,314
2008	12.464121	17.699157	42.00%	1,311
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.001275	11.292879	2.65%	1,155
2010	10.508668	11.001275	4.69%	813
2009	8.598342	10.508668	22.22%	666
2008	11.670726	8.598342	-26.33%	978
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.664426	14.391767	-13.64%	861
2010	14.072345	16.664426	18.42%	1,918
2009	8.653443	14.072345	62.62%	6,861
2008	16.011012	8.653443	-45.95%	25

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.486476	2.493050	-28.49%	9,926
2010	5.101089	3.486476	-31.65%	8,698
2009	9.399780	5.101089	-45.73%	1,661
2008	5.960336	9.399780	57.71%	3,317
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.420273	3.696980	-31.79%	378
2010	6.340215	5.420273	-14.51%	2,150
2009	5.415139	6.340215	17.08%	0
2008	7.913726	5.415139	-31.57%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.345817	3.948737	-9.14%	0
2010	5.932725	4.345817	-26.75%	1,956
2009	9.348959	5.932725	-36.54%	0
2008	7.093232	9.348959	31.80%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.643436	2.330828	-11.83%	938
2010	3.424339	2.643436	-22.80%	938
2009	5.828500	3.424339	-41.25%	0
2008	4.015747	5.828500	45.14%	8,886
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.093234	3.708026	-9.41%	9,442
2010	5.768263	4.093234	-29.04%	9,646
2009	8.762071	5.768263	-34.17%	0
2008	7.166566	8.762071	22.26%	3,559
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.905631	4.375179	-10.81%	4,662
2010	6.025067	4.905631	-18.58%	7,447
2009	8.481661	6.025067	-28.96%	0
2008	6.212111	8.481661	36.53%	3,677
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.856801	6.867119	-30.33%	0
2010	8.686497	9.856801	13.47%	0
2009	7.163416	8.686497	21.26%	269
2008	10.900476	7.163416	-34.28%	34
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.453662	14.519821	0.46%	0
2010	11.309113	14.453662	27.81%	618
2009	8.435970	11.309113	34.06%	1,174
2008	16.901905	8.435970	-50.09%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.939804	16.254994	-9.39%	1,167
2010	13.301242	17.939804	34.87%	3,298
2009	8.901786	13.301242	49.42%	4,604
2008	20.103154	8.901786	-55.72%	24

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.468266	9.221252	-2.61%	3,018
2010	7.053517	9.468266	34.23%	0
2009	3.302803	7.053517	113.56%	9,068
2008	12.294606	3.302803	-73.14%	115
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.466120	14.492305	0.18%	1,344
2010	12.451871	14.466120	16.18%	23,178
2009	8.354829	12.451871	49.04%	384
2008	14.670170	8.354829	-43.05%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.954509	8.677738	-3.09%	1,330
2010	7.612506	8.954509	17.63%	1,558
2009	5.729559	7.612506	32.86%	8,672
2008	12.836638	5.729559	-55.37%	179
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.874366	22.959917	-25.63%	5,934
2010	22.804577	30.874366	35.39%	4,446
2009	15.584649	22.804577	46.33%	4,755
2008	25.873407	15.584649	-39.77%	876
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.103465	15.144951	0.27%	433
2010	12.336099	15.103465	22.43%	1,286
2009	10.043936	12.336099	22.82%	3,721
2008	17.554211	10.043936	-42.78%	2,548
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.124346	14.583322	3.25%	714
2010	11.511225	14.124346	22.70%	665
2009	8.140114	11.511225	41.41%	606
2008	12.381807	8.140114	-34.26%	948
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.767244	12.715287	-13.90%	22,559
2010	10.925588	14.767244	35.16%	5,220
2009	8.358586	10.925588	30.71%	5,759
2008	17.529945	8.358586	-52.32%	6,976
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.206480	6.787172	-5.82%	21,147
2010	5.857793	7.206480	23.02%	0
2009	4.081509	5.857793	43.52%	10,453
2008	13.003382	4.081509	-68.61%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.400604	11.057078	-3.01%	10,788
2010	9.299327	11.400604	22.60%	3,286
2009	6.441453	9.299327	44.37%	10,951
2008	10.917971	6.441453	-41.00%	98

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.694225	10.153789	-5.05%	7,702
2010	9.065016	10.694225	17.97%	0
2009	6.112402	9.065016	48.31%	10,774
2008	12.142084	6.112402	-49.66%	85
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.752124	15.343949	-2.59%	9,893
2010	12.117325	15.752124	30.00%	2,091
2009	7.880695	12.117325	53.76%	14,784
2008	12.587699	7.880695	-37.39%	23
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.818015	11.669733	-8.96%	2,774
2010	10.882126	12.818015	17.79%	0
2009	7.148717	10.882126	52.22%	9,615
2008	12.934748	7.148717	-44.73%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.809247	13.001495	1.50%	5,616
2010	10.417687	12.809247	22.96%	1,614
2009	7.930777	10.417687	31.36%	0
2008	12.315334	7.930777	-35.60%	79
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.681772	10.372641	-11.21%	7,095
2010	9.523537	11.681772	22.66%	377
2009	5.985775	9.523537	59.10%	0
2008	10.805247	5.985775	-44.60%	99
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.286111	5.901223	-6.12%	3,343
2010	6.713645	6.286111	-6.37%	2,749
2009	8.135742	6.713645	-17.48%	0
2008	7.860291	8.135742	3.50%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.707822	11.314130	-10.97%	397
2010	11.568266	12.707822	9.85%	0
2009	7.582277	11.568266	52.57%	2,513
2008	14.166721	7.582277	-46.48%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.292387	6.959901	-16.07%	0
2010	7.385469	8.292387	12.28%	46
2009	5.853394	7.385469	26.17%	0
2008	10.921632	5.853394	-46.41%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.272394	13.309965	-12.85%	318
2010	12.547698	15.272394	21.71%	505
2009	10.901964	12.547698	15.10%	0
2008	14.876866	10.901964	-26.72%	946

Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.976677	11.376015	14.03%	2,256
2011	9.976677	11.376015	14.03%	2,256
2010	9.519849	9.976677	4.80%	1,343
2009	8.532025	9.519849	11.58%	4,042
2008	12.356219	8.532025	-30.95%	1,537
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.703065	10.108169	-5.56%	2,474
2010	11.564486	10.703065	-7.45%	215
2009	11.063664	11.564486	4.53%	0
2008	12.857145	11.063664	-13.95%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.270792	2.71%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.258336	-17.42%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.848970	-11.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.660267	-23.40%	2,094
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.566384	-4.34%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.040905	-9.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.589224	5.89%	1,151
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.986742	11.102336	1.05%	0
2010	9.821370	10.986742	11.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.697007	12.569802	-1.00%	0
2010	11.422674	12.697007	11.16%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570168	9.982104	-5.56%	426
2010*	10.000000	10.570168	5.70%	426
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.788069	10.091190	-14.39%	0
2010*	10.000000	11.788069	17.88%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.053852	-9.46%	584
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.978650	10.835325	-1.31%	0
2010	9.749523	10.978650	12.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.251325	10.044518	-2.02%	405
2010	8.445375	10.251325	21.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.370362	10.006649	-3.51%	0
2010*	10.000000	10.370362	3.70%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.357059	9.715235	-6.20%	1,028
2010*	10.000000	10.357059	3.57%	411
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.143502	9.811640	-3.27%	0
2010*	10.000000	10.143502	1.44%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.094518	9.615496	-4.75%	408
2010*	10.000000	10.094518	0.95%	408

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.501097	9.024929	-5.01%	636
2010	9.754415	9.501097	-2.60%	636
2009	9.869269	9.754415	-1.16%	0
2008*	10.000000	9.869269	-1.31%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.595647	8.717533	-9.15%	38,539
2010	8.504191	9.595647	12.83%	39,764
2009	6.224766	8.504191	36.62%	27,913
2008	11.161473	6.224766	-44.23%	28,499
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.333959	9.122337	-2.27%	26,341
2010	8.581559	9.333959	8.77%	21,999
2009	7.143520	8.581559	20.13%	5,856
2008	10.424458	7.143520	-31.47%	5,691
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.024838	8.472293	-6.12%	30,537
2010	8.095722	9.024838	11.48%	36,901
2009	6.083394	8.095722	33.08%	16,456
2008	10.728272	6.083394	-43.30%	16,912
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.752045	8.492442	-12.92%	22,540
2010*	10.000000	9.752045	-2.48%	21,241
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.532752	8.659212	-9.16%	23,478
2010*	10.000000	9.532752	-4.67%	23,297
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.643494	7.740159	-10.45%	2,200
2010	9.143174	8.643494	-5.47%	2,386
2009	9.719939	9.143174	-5.93%	11,409
2008*	10.000000	9.719939	-2.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.406566	8.517398	1.32%	7,933
2010	8.078668	8.406566	4.06%	8,095
2009	8.523478	8.078668	-5.22%	17,896
2008	10.700823	8.523478	-20.35%	9,840
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.217509	11.187867	-8.43%	2,237
2010	11.210162	12.217509	8.99%	2,322
2009	8.986223	11.210162	24.75%	13,836
2008	15.473081	8.986223	-41.92%	4,924
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.391231	9.449932	-9.06%	1,116
2010*	10.000000	10.391231	3.91%	852

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.424755	-5.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.282883	-7.17%	585
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.355585	12.570079	1.74%	33,531
2010	11.141393	12.355585	10.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.692502	9.810627	-8.25%	0
2010*	10.000000	10.692502	6.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.422538	10.077130	-3.31%	0
2010*	10.000000	10.422538	4.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.540898	9.974326	-5.37%	18,877
2010*	10.000000	10.540898	5.41%	20,129
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.238781	10.176054	-0.61%	0
2010*	10.000000	10.238781	2.39%	3,844
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.475115	10.026563	-4.28%	9,424
2010*	10.000000	10.475115	4.75%	9,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.606137	9.908831	-6.57%	0
2010*	10.000000	10.606137	6.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.360052	10.125841	-2.26%	0
2010*	10.000000	10.360052	3.60%	567
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.213506	2.14%	1,060
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.219564	8.533269	-23.94%	0
2010*	10.000000	11.219564	12.20%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.739006	13.391286	5.12%	0
2010	12.404748	12.739006	2.69%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.132460	11.422113	-5.85%	0
2010	10.805720	12.132460	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.352652	10.234538	-1.14%	4,748
2010*	10.000000	10.352652	3.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.453873	10.144401	-2.96%	404
2010*	10.000000	10.453873	4.54%	404
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.460581	11.562251	0.89%	7,814
2010	11.039623	11.460581	3.81%	7,814
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.976794	11.733176	-2.03%	522
2010	11.024271	11.976794	8.64%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.164279	11.665862	-4.10%	0
2010	10.992480	12.164279	10.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.813578	11.828538	0.13%	343
2010	11.113830	11.813578	6.30%	343
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.789172	9.593927	-1.99%	88,722
2010	9.988936	9.789172	-2.00%	12,645
2009*	10.000000	9.988936	-0.11%	35,912
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.100395	9.831826	-11.43%	0
2010*	10.000000	11.100395	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.574390	8.663619	-18.07%	0
2010*	10.000000	10.574390	5.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.723928	10.170144	-5.16%	3,785
2010*	10.000000	10.723928	7.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.222897	9.408415	-7.97%	2,748
2010*	10.000000	10.222897	2.23%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.179792	10.468943	-6.36%	970
2010*	10.000000	11.179792	11.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.735264	10.276743	-4.27%	1,412
2010*	10.000000	10.735264	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.701478	9.445854	-2.63%	1,777
2010	7.893576	9.701478	22.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.554792	12.598365	-7.06%	0
2010	10.928034	13.554792	24.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.967950	13.855686	-7.43%	0
2010	12.184473	14.967950	22.84%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.618302	10.488169	-1.23%	0
2010	9.548492	10.618302	11.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.909054	-0.91%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.490611	-5.09%	295
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.197097	11.051904	-9.39%	92
2010*	10.000000	12.197097	21.97%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.550260	10.981983	4.09%	2,491
2010*	10.000000	10.550260	5.50%	200
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.839642	11.517525	6.25%	8,269
2010*	10.000000	10.839642	8.40%	200
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835845	11.411485	5.31%	201
2010*	10.000000	10.835845	8.36%	201
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.541896	10.665729	1.17%	4,800
2010*	10.000000	10.541896	5.42%	1,234

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.777093	-2.23%	265
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.956927	-0.43%	919
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.150501	8.347133	-25.14%	0
2010*	10.000000	11.150501	11.51%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.771236	10.342006	-3.98%	2,795
2010*	10.000000	10.771236	7.71%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.837169	10.912464	0.69%	1,772
2010*	10.000000	10.837169	8.37%	543
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.067644	7.918333	-28.46%	0
2010*	10.000000	11.067644	10.68%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.425739	-25.74%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.683006	-23.17%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.932793	7.976715	-10.70%	2,353
2010*	10.000000	8.932793	-10.67%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.309114	-6.91%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322252	10.116309	-2.00%	15,400
2010*	10.000000	10.322252	3.22%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.839918	-1.60%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.591346	-4.09%	1,130
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.961398	8.625750	-21.31%	0
2010*	10.000000	10.961398	9.61%	0

ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.547587	9.418458	-10.71%	0
2010*	10.000000	10.547587	5.48%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.235838	-17.64%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.556715	-4.43%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.690901	-13.09%	1,353
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.811023	9.075806	-16.05%	0
2010*	10.000000	10.811023	8.11%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.418235	-15.82%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.883019	7.091612	-20.17%	0
2010*	10.000000	8.883019	-11.17%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.725027	10.663941	-0.57%	3,566
2010*	10.000000	10.725027	7.25%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.018852	11.041482	0.21%	0
2010*	10.000000	11.018852	10.19%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.346039	3.46%	1,192
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.244302	-17.56%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.231854	-7.68%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.763863	5.367866	-38.75%	0
2010*	10.000000	8.763863	-12.36%	314
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.769925	-12.30%	0

ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.294921	8.996138	8.45%	337
2010*	10.000000	8.294921	-17.05%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.497986	8.478621	-0.23%	707
2010*	10.000000	8.497986	-15.02%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.633440	7.574743	-12.26%	0
2010*	10.000000	8.633440	-13.67%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.232443	-7.68%	1,184
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.473672	-5.26%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.485252	14.747378	40.65%	2,470
2010*	10.000000	10.485252	4.85%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.329441	10.970682	-3.17%	0
2010*	10.000000	11.329441	13.29%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.346831	5.603381	-23.73%	140
2010*	10.000000	7.346831	-26.53%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.765432	7.65%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.511186	4.962538	-23.78%	0
2010	5.877640	6.511186	10.78%	0
2009	6.211069	5.877640	-5.37%	0
2008	10.772976	6.211069	-42.35%	1,262
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.531433	19.265583	-18.13%	619
2010	18.955173	23.531433	24.14%	361
2009	12.442011	18.955173	52.35%	5,135
2008	23.253194	12.442011	-46.49%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.644453	10.453027	8.38%	1,517
2010	8.889819	9.644453	8.49%	466
2009	7.665417	8.889819	15.97%	50
2008	8.866134	7.665417	-13.54%	727

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.271072	4.822642	-8.51%	5,304
2010	4.978802	5.271072	5.87%	5,355
2009	4.553947	4.978802	9.33%	8,816
2008	9.116295	4.553947	-50.05%	5,731
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.944793	17.777331	11.49%	1,392
2010	13.872511	15.944793	14.94%	621
2009	11.883665	13.872511	16.74%	3,272
2008	15.828761	11.883665	-24.92%	79
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.419509	9.001392	6.91%	16,139
2010	6.895770	8.419509	22.10%	445
2009	5.141044	6.895770	34.13%	0
2008	13.703486	5.141044	-62.48%	786
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.872001	6.442787	-18.16%	288
2010	7.331995	7.872001	7.37%	0
2009	4.353613	7.331995	68.41%	6,607
2008	8.905174	4.353613	-51.11%	1,850
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.196633	20.481294	-7.73%	876
2010	19.024507	22.196633	16.67%	114
2009	14.016523	19.024507	35.73%	1,603
2008	26.504631	14.016523	-47.12%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.340134	23.415204	-11.10%	0
2010	21.323120	26.340134	23.53%	114
2009	13.396371	21.323120	59.17%	2,146
2008	32.244088	13.396371	-58.45%	271
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.318827	7.750237	-16.83%	521
2010	10.657308	9.318827	-12.56%	521
2009	8.016806	10.657308	32.94%	3,565
2008	18.123580	8.016806	-55.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.784542	6.490488	-16.62%	2,746
2010	6.945625	7.784542	12.08%	0
2009	5.921934	6.945625	17.29%	5,875
2008	11.631559	5.921934	-49.09%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.765034	17.700223	38.66%	16,131
2010	11.830356	12.765034	7.90%	4,270
2009	17.633853	11.830356	-32.91%	19,120
2008	12.424467	17.633853	41.93%	7,814

Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.949544	11.234058	2.60%	2,292
2010	10.464583	10.949544	4.63%	736
2009	8.566636	10.464583	22.16%	3,386
2008	11.633633	8.566636	-26.36%	1,156
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.586017	14.316764	-13.68%	242
2010	14.013274	16.586017	18.36%	224
2009	8.621506	14.013274	62.54%	8,215
2008	15.960109	8.621506	-45.98%	500
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.474640	2.483323	-28.53%	3,776
2010	5.086366	3.474640	-31.69%	0
2009	9.377452	5.086366	-45.76%	0
2008	5.949216	9.377452	57.63%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.399095	3.680664	-31.83%	943
2010	6.318667	5.399095	-14.55%	1,977
2009	5.399504	6.318667	17.02%	0
2008	7.894912	5.399504	-31.61%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.331096	3.933359	-9.18%	0
2010	5.915645	4.331096	-26.79%	0
2009	9.326778	5.915645	-36.57%	0
2008	7.080005	9.326778	31.73%	129
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.630977	2.318664	-11.87%	0
2010	3.409953	2.630977	-22.84%	0
2009	5.806970	3.409953	-41.28%	0
2008	4.002953	5.806970	45.07%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.079341	3.693555	-9.46%	47,378
2010	5.751637	4.079341	-29.08%	0
2009	8.741279	5.751637	-34.20%	0
2008	7.153192	8.741279	22.20%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.882545	4.352374	-10.86%	463
2010	5.999770	4.882545	-18.62%	0
2009	8.450369	5.999770	-29.00%	0
2008	6.192364	8.450369	36.46%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.810404	6.831300	-30.37%	818
2010	8.650018	9.810404	13.41%	818
2009	7.136973	8.650018	21.20%	660
2008	10.865777	7.136973	-34.32%	691

Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.385597	14.444083	0.41%	336
2010	11.261597	14.385597	27.74%	392
2009	8.404812	11.261597	33.99%	3,564
2008	16.848111	8.404812	-50.11%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.855354	16.170227	-9.44%	705
2010	13.245371	17.855354	34.80%	353
2009	8.868917	13.245371	49.35%	0
2008	20.039197	8.868917	-55.74%	479
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.423647	9.173130	-2.66%	0
2010	7.023845	9.423647	34.17%	0
2009	3.290594	7.023845	113.45%	1,835
2008	12.255463	3.290594	-73.15%	2,319
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.398062	14.416779	0.13%	3,887
2010	12.399605	14.398062	16.12%	2,682
2009	8.323997	12.399605	48.96%	11,748
2008	14.623523	8.323997	-43.08%	38
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.912390	8.632519	-3.14%	4,481
2010	7.580555	8.912390	17.57%	4,653
2009	5.708406	7.580555	32.80%	25,946
2008	12.795808	5.708406	-55.39%	3,718
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.728894	22.840096	-25.67%	1,943
2010	22.708696	30.728894	35.32%	1,985
2009	15.527069	22.708696	46.25%	3,461
2008	25.791016	15.527069	-39.80%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.032329	15.065953	0.22%	1,469
2010	12.284253	15.032329	22.37%	1,564
2009	10.006843	12.284253	22.76%	3,381
2008	17.498368	10.006843	-42.81%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.057840	14.507264	3.20%	2,181
2010	11.462870	14.057840	22.64%	0
2009	8.110062	11.462870	41.34%	3,078
2008	12.342395	8.110062	-34.29%	113
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.697746	12.649003	-13.94%	2,744
2010	10.879709	14.697746	35.09%	1,243
2009	8.327737	10.879709	30.64%	1,341
2008	17.474193	8.327737	-52.34%	505

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.172518	6.751747	-5.87%	3,282
2010	5.833164	7.172518	22.96%	0
2009	4.066434	5.833164	43.45%	0
2008	12.962003	4.066434	-68.63%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.361924	11.013950	-3.06%	3,195
2010	9.272502	11.361924	22.53%	2,758
2009	6.426151	9.272502	44.29%	9,468
2008	10.897612	6.426151	-41.03%	7,177
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.657948	10.114193	-5.10%	4,464
2010	9.038866	10.657948	17.91%	57,420
2009	6.097872	9.038866	48.23%	7,596
2008	12.119441	6.097872	-49.69%	6,226
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.698663	15.284088	-2.64%	1,681
2010	12.082352	15.698663	29.93%	1,234
2009	7.861955	12.082352	53.68%	12,091
2008	12.564193	7.861955	-37.43%	1,658
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.774524	11.624215	-9.00%	751
2010	10.850728	12.774524	17.73%	751
2009	7.131729	10.850728	52.15%	7,042
2008	12.910624	7.131729	-44.76%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.765784	12.950787	1.45%	848
2010	10.387629	12.765784	22.89%	1,076
2009	7.911937	10.387629	31.29%	1,338
2008	12.292366	7.911937	-35.64%	5,800
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.642127	10.332171	-11.25%	917
2010	9.496068	11.642127	22.60%	917
2009	5.971548	9.496068	59.02%	1,700
2008	10.785076	5.971548	-44.63%	7,252
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.269317	5.882480	-6.17%	5,023
2010	6.699137	6.269317	-6.42%	0
2009	8.122304	6.699137	-17.52%	0
2008	7.851309	8.122304	3.45%	205
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.647966	11.255108	-11.01%	1,596
2010	11.519651	12.647966	9.79%	0
2009	7.554267	11.519651	52.49%	3,592
2008	14.121626	7.554267	-46.51%	0

Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.253353	6.923626	-16.11%	0
2010	7.354456	8.253353	12.22%	0
2009	5.831783	7.354456	26.11%	0
2008	10.886887	5.831783	-46.43%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.200538	13.240595	-12.89%	853
2010	12.495025	15.200538	21.65%	937
2009	10.861746	12.495025	15.04%	0
2008	14.829560	10.861746	-26.76%	858
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.929708	11.316708	13.97%	3,521
2010	9.479853	9.929708	4.75%	1,342
2009	8.500521	9.479853	11.52%	0
2008	12.316886	8.500521	-30.98%	134
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.674490	10.076049	-5.61%	0
2010	11.539485	10.674490	-7.50%	280
2009	11.045387	11.539485	4.47%	0
2008	12.842458	11.045387	-13.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.267318	2.67%	573
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.255534	-17.44%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.845980	-11.54%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.657669	-23.42%	752
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.563150	-4.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.037847	-9.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.585628	5.86%	25,283
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938249	11.047712	1.00%	0
2010	9.783000	10.938249	11.81%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.640868	12.507859	-1.05%	0
2010	11.377968	12.640868	11.10%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.566598	9.973646	-5.61%	0
2010*	10.000000	10.566598	5.67%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.784078	10.082635	-14.44%	0
2010*	10.000000	11.784078	17.84%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.050781	-9.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.930168	10.781987	-1.36%	0
2010	9.711407	10.930168	12.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206067	9.995081	-2.07%	0
2010	8.412377	10.206067	21.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.366852	9.998157	-3.56%	0
2010*	10.000000	10.366852	3.67%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.353559	9.707003	-6.24%	0
2010*	10.000000	10.353559	3.54%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.140070	9.803326	-3.32%	0
2010*	10.000000	10.140070	1.40%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.091113	9.607355	-4.79%	0
2010*	10.000000	10.091113	0.91%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.491148	9.010894	-5.06%	0
2010	9.749170	9.491148	-2.65%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.575691	8.694970	-9.20%	0
2010	8.490831	9.575691	12.78%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.314574	9.098761	-2.32%	0
2010	8.568100	9.314574	8.71%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.007947	8.452122	-6.17%	0
2010	8.084694	9.007947	11.42%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.748742	8.485242	-12.96%	0
2010*	10.000000	9.748742	-2.51%	5,451
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.529526	8.651878	-9.21%	0
2010*	10.000000	9.529526	-4.70%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.634444	7.728114	-10.50%	0
2010	9.138260	8.634444	-5.51%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.384750	8.490987	1.27%	0
2010	8.061812	8.384750	4.01%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.163554	11.132793	-8.47%	0
2010	11.166356	12.163554	8.93%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387714	9.441919	-9.10%	0
2010*	10.000000	10.387714	3.88%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.322579	12.530113	1.68%	0
2010	11.117315	12.322579	10.84%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.688893	9.802320	-8.29%	0
2010*	10.000000	10.688893	6.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419019	10.068599	-3.36%	0
2010*	10.000000	10.419019	4.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.537328	9.965878	-5.42%	0
2010*	10.000000	10.537328	5.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.235316	10.167450	-0.66%	0
2010*	10.000000	10.235316	2.35%	12,132
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.471573	10.018081	-4.33%	0
2010*	10.000000	10.471573	4.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602550	9.900441	-6.62%	0
2010*	10.000000	10.602550	6.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356558	10.117270	-2.31%	0
2010*	10.000000	10.356558	3.57%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215772	8.526038	-23.98%	0
2010*	10.000000	11.215772	12.16%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.682780	13.325404	5.07%	0
2010	12.356294	12.682780	2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.091281	11.377544	-5.90%	0
2010	10.774531	12.091281	12.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349148	10.225861	-1.19%	0
2010*	10.000000	10.349148	3.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450331	10.135800	-3.01%	0
2010*	10.000000	10.450331	4.50%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.421699	11.517142	0.84%	0
2010	11.007785	11.421699	3.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.936153	11.687409	-2.08%	0
2010	10.992477	11.936153	8.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.123008	11.620369	-4.15%	0
2010	10.960767	12.123008	10.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.773498	11.782413	0.08%	0
2010	11.081779	11.773498	6.24%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.783904	9.583885	-2.04%	9,096
2010	9.988657	9.783904	-2.05%	9,703
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.096640	9.823486	-11.47%	0
2010*	10.000000	11.096640	10.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570808	8.656266	-18.11%	0
2010*	10.000000	10.570808	5.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.720302	10.161534	-5.21%	0
2010*	10.000000	10.720302	7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.219439	9.400435	-8.01%	0
2010*	10.000000	10.219439	2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.176012	10.460063	-6.41%	0
2010*	10.000000	11.176012	11.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731640	10.268050	-4.32%	0
2010*	10.000000	10.731640	7.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.658628	9.399350	-2.68%	0
2010	7.862718	9.658628	22.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.494918	12.536319	-7.10%	0
2010	10.885310	13.494918	23.97%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.901874	13.787495	-7.48%	0
2010	12.136873	14.901874	22.78%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.571445	10.436569	-1.28%	0
2010	9.511206	10.571445	11.15%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.905703	-0.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.192985	11.042551	-9.44%	0
2010*	10.000000	12.192985	21.93%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.546687	10.972678	4.04%	0
2010*	10.000000	10.546687	5.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835931	11.507722	6.20%	0
2010*	10.000000	10.835931	8.36%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.832178	11.401830	5.26%	0
2010*	10.000000	10.832178	8.32%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.538331	10.656693	1.12%	0
2010*	10.000000	10.538331	5.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.773742	-2.26%	27,474
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.953562	-0.46%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.146730	8.340058	-25.18%	0
2010*	10.000000	11.146730	11.47%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767542	10.333196	-4.03%	0
2010*	10.000000	10.767542	7.68%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.833504	10.903224	0.64%	0
2010*	10.000000	10.833504	8.34%	0

ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.063904	7.911625	-28.49%	0
2010*	10.000000	11.063904	10.64%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.929765	7.969954	-10.75%	0
2010*	10.000000	8.929765	-10.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318759	10.107731	-2.05%	0
2010*	10.000000	10.318759	3.19%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.957692	8.618435	-21.35%	0
2010*	10.000000	10.957692	9.58%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544011	9.410461	-10.75%	0
2010*	10.000000	10.544011	5.44%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.687959	-13.12%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.807367	9.068105	-16.09%	0
2010*	10.000000	10.807367	8.07%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.415384	-15.85%	0

ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.880013	7.085591	-20.21%	0
2010*	10.000000	8.880013	-11.20%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721400	10.654915	-0.62%	0
2010*	10.000000	10.721400	7.21%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.015125	11.032126	0.15%	0
2010*	10.000000	11.015125	10.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.760901	5.363311	-38.78%	0
2010*	10.000000	8.760901	-12.39%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.292117	8.988517	8.40%	0
2010*	10.000000	8.292117	-17.08%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.495104	8.471441	-0.28%	0
2010*	10.000000	8.495104	-15.05%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.630520	7.568327	-12.31%	0
2010*	10.000000	8.630520	-13.69%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.481704	14.734892	40.58%	0
2010*	10.000000	10.481704	4.82%	0

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.325604	10.961384	-3.22%	0
2010*	10.000000	11.325604	13.26%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.344336	5.598619	-23.77%	0
2010*	10.000000	7.344336	-26.56%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.761788	7.62%	6,233
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.480483	4.936615	-23.82%	0
2010	5.852910	6.480483	10.72%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.420622	19.165088	-18.17%	0
2010	18.875530	23.420622	24.08%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.599023	10.398495	8.33%	0
2010	8.852464	9.599023	8.43%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.256969	4.807287	-8.55%	0
2010	4.968018	5.256969	5.82%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.869726	17.684643	11.44%	0
2010	13.814236	15.869726	14.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.390919	8.966259	6.86%	0
2010	6.875862	8.390919	22.03%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.834934	6.409178	-18.20%	0
2010	7.301181	7.834934	7.31%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.092131	20.374481	-7.77%	0
2010	18.944590	22.092131	16.61%	484
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.216155	23.293111	-11.15%	0
2010	21.233586	26.216155	23.47%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.274938	7.709804	-16.87%	0
2010	10.612531	9.274938	-12.60%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.747853	6.456613	-16.67%	0
2010	6.916422	7.747853	12.02%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.704941	17.607952	38.59%	0
2010	11.780673	12.704941	7.85%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.897979	11.175457	2.55%	0
2010	10.420609	10.897979	4.58%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.507914	14.242080	-13.73%	0
2010	13.954401	16.507914	18.30%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.462839	2.473628	-28.57%	0
2010	5.071689	3.462839	-31.72%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.377997	3.664404	-31.86%	0
2010	6.297188	5.377997	-14.60%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.316360	3.917981	-9.23%	0
2010	5.898544	4.316360	-26.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.618577	2.306557	-11.92%	0
2010	3.395611	2.618577	-22.88%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.065489	3.679145	-9.50%	0
2010	5.735029	4.065489	-29.11%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.859535	4.329656	-10.90%	0
2010	5.974549	4.859535	-18.66%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.764235	6.795676	-30.40%	0
2010	8.613697	9.764235	13.36%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.317870	14.368762	0.36%	0
2010	11.214286	14.317870	27.68%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.771277	16.085882	-9.48%	0
2010	13.189728	17.771277	34.74%	0

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.379279	9.125279	-2.71%	0
2010	6.994342	9.379279	34.10%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.330281	14.341606	0.08%	0
2010	12.347525	14.330281	16.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.870371	8.587440	-3.19%	0
2010	7.548678	8.870371	17.51%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.584193	22.720947	-25.71%	0
2010	22.613282	30.584193	35.25%	681
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.961537	14.987370	0.17%	0
2010	12.232634	14.961537	22.31%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.991722	14.431689	3.14%	0
2010	11.414763	13.991722	22.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.628512	12.582994	-13.98%	0
2010	10.833982	14.628512	35.02%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.138777	6.716570	-5.91%	0
2010	5.808672	7.138777	22.90%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.323340	10.970958	-3.11%	0
2010	9.245722	11.323340	22.47%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.621786	10.074748	-5.15%	3,362
2010	9.012792	10.621786	17.85%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.645397	15.224472	-2.69%	0
2010	12.047498	15.645397	29.86%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.731164	11.578859	-9.05%	0
2010	10.819412	12.731164	17.67%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.722433	12.900233	1.40%	0
2010	10.357627	12.722433	22.83%	0

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.602596	10.291844	-11.30%	0
2010	9.468636	11.602596	22.54%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.252565	5.863773	-6.22%	0
2010	6.684644	6.252565	-6.46%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.588415	11.196403	-11.06%	0
2010	11.471256	12.588415	9.74%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.214467	6.887485	-16.15%	0
2010	7.323544	8.214467	12.17%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.128956	13.171524	-12.94%	0
2010	12.442533	15.128956	21.59%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.882964	11.257706	13.91%	0
2010	9.440039	9.882964	4.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645956	10.043993	-5.65%	0
2010	11.514519	10.645956	-7.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.655066	-23.45%	4,447
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.559913	-4.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.034785	-9.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.582061	5.82%	11,677
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.530397	12.649339	0.95%	0
2010	11.212718	12.530397	11.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.865140	13.712252	-1.10%	2,531
2010	12.486298	13.865140	11.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.563021	9.965191	-5.66%	6,653
2010*	10.000000	10.563021	5.63%	22,073
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.780096	10.074095	-14.48%	0
2010*	10.000000	11.780096	17.80%	185
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.047712	-9.52%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.640710	12.462978	-1.41%	0
2010	11.236955	12.640710	12.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.529549	12.264290	-2.12%	0
2010	10.332776	12.529549	21.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.363344	9.989688	-3.61%	0
2010*	10.000000	10.363344	3.63%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.350057	9.698776	-6.29%	1,221
2010*	10.000000	10.350057	3.50%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.136637	9.795017	-3.37%	858
2010*	10.000000	10.136637	1.37%	858
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.087702	9.599230	-4.84%	0
2010*	10.000000	10.087702	0.88%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.481193	8.996853	-5.11%	2,759
2010	9.743928	9.481193	-2.70%	2,734
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.555788	8.672473	-9.24%	9,712
2010	8.477501	9.555788	12.72%	7,429
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.295221	9.075233	-2.37%	11,535
2010	8.554663	9.295221	8.66%	2,613
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.991085	8.432004	-6.22%	6,407
2010	8.073671	8.991085	11.36%	4,554
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.745442	8.478051	-13.00%	3,049
2010*	10.000000	9.745442	-2.55%	3,049
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.526294	8.644539	-9.26%	1,323
2010*	10.000000	9.526294	-4.74%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.625408	7.716107	-10.54%	6,155
2010	9.133355	8.625408	-5.56%	4,533
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.363013	8.464651	1.22%	2,188
2010	8.045010	8.363013	3.95%	331
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.827218	13.563816	-8.52%	2,216
2010	13.618585	14.827218	8.87%	2,324
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384209	9.433913	-9.15%	6,846
2010*	10.000000	10.384209	3.84%	30,573
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.418365	-5.82%	2,530
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.276596	-7.23%	4,764
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.289632	12.490260	1.63%	46,161
2010	11.093248	12.289632	10.78%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.685278	9.794007	-8.34%	0
2010*	10.000000	10.685278	6.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.415489	10.060057	-3.41%	0
2010*	10.000000	10.415489	4.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.533766	9.957427	-5.47%	0
2010*	10.000000	10.533766	5.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.231851	10.158823	-0.71%	0
2010*	10.000000	10.231851	2.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.468028	10.009585	-4.38%	0
2010*	10.000000	10.468028	4.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.598959	9.892041	-6.67%	263
2010*	10.000000	10.598959	5.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.353055	10.108700	-2.36%	0
2010*	10.000000	10.353055	3.53%	5,957
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.206597	2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.211980	8.518809	-24.02%	290
2010*	10.000000	11.211980	12.12%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.506821	12.083713	5.01%	0
2010	11.216325	11.506821	2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.050212	11.333124	-5.95%	0
2010	10.743422	12.050212	12.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.345643	10.217193	-1.24%	0
2010*	10.000000	10.345643	3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446796	10.127224	-3.06%	0
2010*	10.000000	10.446796	4.47%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.382885	11.472168	0.78%	6,183
2010	10.975985	11.382885	3.71%	6,183
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.895602	11.641782	-2.13%	0
2010	10.960722	11.895602	8.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.081841	11.575012	-4.19%	0
2010	10.929135	12.081841	10.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.733546	11.736442	0.02%	0
2010	11.049803	11.733546	6.19%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.778633	9.573850	-2.09%	623,690
2010	9.988377	9.778633	-2.10%	409,210
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.092892	9.815163	-11.52%	584
2010*	10.000000	11.092892	10.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.567239	8.648922	-18.15%	0
2010*	10.000000	10.567239	5.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.716676	10.152923	-5.26%	0
2010*	10.000000	10.716676	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.215973	9.392457	-8.06%	149
2010*	10.000000	10.215973	2.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.172236	10.451200	-6.45%	169
2010*	10.000000	11.172236	11.72%	116
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.727998	10.259315	-4.37%	884
2010*	10.000000	10.727998	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.445903	12.105639	-2.73%	378
2010	10.136891	12.445903	22.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.085547	15.863804	-7.15%	0
2010	13.788618	17.085547	23.91%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.661125	16.332078	-7.53%	972
2010	14.391487	17.661125	22.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.134819	11.973885	-1.33%	0
2010	10.923353	12.134819	11.09%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.902348	-0.98%	142
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.484192	-5.16%	2,960
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.188868	11.033209	-9.48%	149
2010*	10.000000	12.188868	21.89%	176
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.543118	10.963384	3.99%	28,030
2010*	10.000000	10.543118	5.43%	7,613
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.832216	11.497925	6.15%	17,860
2010*	10.000000	10.832216	8.32%	320
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.828513	11.392162	5.21%	6,491
2010*	10.000000	10.828513	8.29%	3,082
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.534759	10.647665	1.07%	5,918
2010*	10.000000	10.534759	5.35%	7,864
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.770394	-2.30%	1,139
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.950190	-0.50%	2,324
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.142957	8.332979	-25.22%	1,218
2010*	10.000000	11.142957	11.43%	4,837
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.763851	10.324388	-4.08%	3,359
2010*	10.000000	10.763851	7.64%	830
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.829841	10.893982	0.59%	1,174
2010*	10.000000	10.829841	8.30%	6,142

ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.060166	7.904919	-28.53%	0
2010*	10.000000	11.060166	10.60%	659
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.420694	-25.79%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.677794	-23.22%	512
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.926736	7.963192	-10.79%	2,200
2010*	10.000000	8.926736	-10.73%	16,860
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.302807	-6.97%	728
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.315269	10.099167	-2.09%	14,707
2010*	10.000000	10.315269	3.15%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.833253	-1.67%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.584849	-4.15%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.953982	8.611120	-21.39%	452
2010*	10.000000	10.953982	9.54%	320
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.540456	9.402498	-10.80%	0
2010*	10.000000	10.540456	5.40%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.230246	-17.70%	508
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.550247	-4.50%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.685023	-13.15%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.803722	9.060423	-16.14%	49
2010*	10.000000	10.803722	8.04%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.412530	-15.87%	773

ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.877005	7.079577	-20.25%	63
2010*	10.000000	8.877005	-11.23%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717769	10.645876	-0.67%	3,220
2010*	10.000000	10.717769	7.18%	689
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.011402	11.022781	0.10%	3,191
2010*	10.000000	11.011402	10.11%	1,523
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.339035	3.39%	1,167
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.238716	-17.61%	804
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.225594	-7.74%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.757931	5.358757	-38.81%	1,880
2010*	10.000000	8.757931	-12.42%	3,310
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.763975	-12.36%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.289304	8.980906	8.34%	3,377
2010*	10.000000	8.289304	-17.11%	14,788
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.492227	8.464267	-0.33%	13,944
2010*	10.000000	8.492227	-15.08%	1,143
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.627604	7.561912	-12.35%	3,944
2010*	10.000000	8.627604	-13.72%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.226192	-7.74%	705
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.467253	-5.33%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478161	14.722409	40.51%	3,009
2010*	10.000000	10.478161	4.78%	7,200

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.321764	10.952083	-3.27%	0
2010*	10.000000	11.321764	13.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.341845	5.593871	-23.81%	4,942
2010*	10.000000	7.341845	-26.58%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.758148	7.58%	1,087
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.098790	4.643486	-23.86%	2,172
2010	5.510992	6.098790	10.67%	1,930
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.106924	20.534524	-18.21%	2,123
2010	20.244909	25.106924	24.02%	9,673
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.293839	14.393707	8.27%	12,549
2010	12.266164	13.293839	8.38%	9,015
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.242893	4.791977	-8.60%	8,114
2010	4.957245	5.242893	5.76%	12,302
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.924082	17.736179	11.38%	4,640
2010	13.868622	15.924082	14.82%	8,307
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.362414	8.931245	6.80%	33,688
2010	6.855999	8.362414	21.97%	22,446
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.373506	7.663853	-18.24%	3,021
2010	8.739400	9.373506	7.26%	2,889
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.079603	22.196120	-7.82%	4,034
2010	20.659438	24.079603	16.55%	5,400
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.065274	19.595050	-11.20%	1,234
2010	17.880734	22.065274	23.40%	4,979
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.052556	9.182762	-16.92%	0
2010	12.652973	11.052556	-12.65%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.325498	6.934451	-16.71%	3,851
2010	7.435871	8.325498	11.96%	6,725
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.177911	15.483728	38.52%	41,134
2010	10.370025	11.177911	7.79%	12,462
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.961289	13.284538	2.49%	167
2010	12.399870	12.961289	4.53%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.584984	15.163583	-13.77%	0
2010	14.872453	17.584984	18.24%	98
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.451061	2.463962	-28.60%	218,155
2010	5.057033	3.451061	-31.76%	391,584
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.699061	3.881187	-31.90%	16,267
2010	6.676549	5.699061	-14.64%	27,975
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.301712	3.902700	-9.28%	2,390
2010	5.881535	4.301712	-26.86%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.537961	3.114808	-11.96%	12,936
2010	4.590151	3.537961	-22.92%	62,018
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.051675	3.664774	-9.55%	55,753
2010	5.718471	4.051675	-29.15%	2,450
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.952522	4.410258	-10.95%	12,238
2010	6.091990	4.952522	-18.70%	2,750
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.711145	10.233380	-30.44%	0
2010	12.984311	14.711145	13.30%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.936102	13.978502	0.30%	0
2010	10.920830	13.936102	27.61%	3,308
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.188550	16.455185	-9.53%	1,040
2010	13.506299	18.188550	34.67%	1,230

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.687041	15.254468	-2.76%	0
2010	11.704134	15.687041	34.03%	7,324
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.279149	15.283444	0.03%	1,620
2010	13.171823	15.279149	16.00%	4,518
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.504946	11.132319	-3.24%	1,202
2010	9.795667	11.504946	17.45%	1,352
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.028334	18.584024	-25.75%	15,168
2010	18.514840	25.028334	35.18%	18,026
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.715075	13.731754	0.12%	2,344
2010	11.219230	13.715075	22.25%	3,757
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.428378	14.874495	3.09%	4,182
2010	11.777005	14.428378	22.51%	3,184
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.714653	14.370099	-14.03%	1,179
2010	12.385309	16.714653	34.96%	3,724
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.366111	9.748046	-5.96%	1,516
2010	8.438994	10.366111	22.84%	8,133
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.284901	10.928147	-3.16%	4,788
2010	9.219041	11.284901	22.41%	6,575
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.585667	10.035363	-5.20%	5,751
2010	8.986724	10.585667	17.79%	36,336
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.592257	15.165021	-2.74%	6,211
2010	12.012701	15.592257	29.80%	6,297
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.687927	11.533652	-9.10%	1,126
2010	10.788174	12.687927	17.61%	1,371
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.679269	12.849915	1.35%	2,051
2010	10.327753	12.679269	22.77%	6,775

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.563195	10.251656	-11.34%	4,534
2010	9.441286	11.563195	22.47%	4,594
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.235827	5.845098	-6.27%	6,207
2010	6.670154	6.235827	-6.51%	20,856
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.416029	11.926425	-11.10%	3,470
2010	12.231661	13.416029	9.68%	3,849
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.541777	10.510396	-16.20%	2,854
2010	11.187217	12.541777	12.11%	3,258
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.419884	12.547793	-12.98%	510
2010	11.865413	14.419884	21.53%	4,047
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.349655	16.337404	13.85%	10,824
2010	13.713544	14.349655	4.64%	4,331
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.617483	10.012027	-5.70%	702
2010	11.489601	10.617483	-7.59%	3,914
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.260367	2.60%	5,742
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.249930	-17.50%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.839981	-11.60%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.652476	-23.48%	6,503
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.556679	-4.43%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.031720	-9.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.578473	5.78%	5,265
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.481652	12.593715	0.90%	0
2010	11.174798	12.481652	11.69%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.811222	13.651970	-1.15%	0
2010	12.444087	13.811222	10.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.559439	9.956736	-5.71%	0
2010*	10.000000	10.559439	5.59%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.776114	10.065554	-14.53%	0
2010*	10.000000	11.776114	17.76%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.044657	-9.55%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.591566	12.408203	-1.46%	0
2010	11.198978	12.591566	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.480820	12.210356	-2.17%	0
2010	10.297845	12.480820	21.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.359835	9.981220	-3.65%	0
2010*	10.000000	10.359835	3.60%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.346550	9.690554	-6.34%	0
2010*	10.000000	10.346550	3.47%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.133204	9.786710	-3.42%	5,994
2010*	10.000000	10.133204	1.33%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.084287	9.591078	-4.89%	0
2010*	10.000000	10.084287	0.84%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.471288	8.982883	-5.16%	0
2010	9.738711	9.471288	-2.75%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.535908	8.650024	-9.29%	69,982
2010	8.464186	9.535908	12.66%	66,785
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.275883	9.051733	-2.42%	13,827
2010	8.541230	9.275883	8.60%	640
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.974260	8.411940	-6.27%	26,878
2010	8.062670	8.974260	11.31%	22,862
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.742148	8.470865	-13.05%	7,357
2010*	10.000000	9.742148	-2.58%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.523071	8.637196	-9.30%	2,182
2010*	10.000000	9.523071	-4.77%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.616371	7.704097	-10.59%	110
2010	9.128453	8.616371	-5.61%	126
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.341288	8.438365	1.16%	12,898
2010	8.028221	8.341288	3.90%	13,093
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.769569	13.504194	-8.57%	217
2010	13.572559	14.769569	8.82%	248
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.380687	9.425907	-9.20%	11,981
2010*	10.000000	10.380687	3.81%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.415182	-5.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.273451	-7.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.256777	12.450514	1.58%	0
2010	11.069242	12.256777	10.73%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.681651	9.785694	-8.39%	0
2010*	10.000000	10.681651	6.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.411966	10.051545	-3.46%	4,260
2010*	10.000000	10.411966	4.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.530198	9.948983	-5.52%	0
2010*	10.000000	10.530198	5.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.228387	10.150215	-0.76%	2,510
2010*	10.000000	10.228387	2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.464480	10.001102	-4.43%	2,393
2010*	10.000000	10.464480	4.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595371	9.883646	-6.72%	0
2010*	10.000000	10.595371	5.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349542	10.100124	-2.41%	0
2010*	10.000000	10.349542	3.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.203136	2.03%	70
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.208189	8.511577	-24.06%	246
2010*	10.000000	11.208189	12.08%	246
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.462051	12.030560	4.96%	1,822
2010	11.178408	11.462051	2.54%	460
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.009280	11.288871	-6.00%	0
2010	10.712391	12.009280	12.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.342142	10.208528	-1.29%	0
2010*	10.000000	10.342142	3.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443264	10.118639	-3.11%	0
2010*	10.000000	10.443264	4.43%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.344244	11.427403	0.73%	0
2010	10.944303	11.344244	3.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.855210	11.596333	-2.18%	0
2010	10.929087	11.855210	8.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.040786	11.529801	-4.24%	0
2010	10.897554	12.040786	10.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.693697	11.690630	-0.03%	0
2010	11.017902	11.693697	6.13%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.773369	9.563820	-2.14%	185,797
2010	9.988098	9.773369	-2.15%	243,328
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.089137	9.806834	-11.56%	0
2010*	10.000000	11.089137	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.563669	8.641585	-18.20%	0
2010*	10.000000	10.563669	5.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.713053	10.144326	-5.31%	0
2010*	10.000000	10.713053	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.212520	9.384499	-8.11%	0
2010*	10.000000	10.212520	2.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.168449	10.442340	-6.50%	0
2010*	10.000000	11.168449	11.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.724377	10.250634	-4.42%	0
2010*	10.000000	10.724377	7.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.397525	12.052431	-2.78%	0
2010	10.102638	12.397525	22.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.019094	15.794037	-7.20%	0
2010	13.741999	17.019094	23.85%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.592449	16.260277	-7.57%	0
2010	14.342835	17.592449	22.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.087612	11.921228	-1.38%	0
2010	10.886422	12.087612	11.03%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.898992	-1.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.480972	-5.19%	7,384
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.184744	11.023850	-9.53%	599
2010*	10.000000	12.184744	21.85%	1,644
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.539550	10.954099	3.93%	3,850
2010*	10.000000	10.539550	5.40%	571
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.828505	11.488132	6.09%	212
2010*	10.000000	10.828505	8.29%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.824848	11.382509	5.15%	123
2010*	10.000000	10.824848	8.25%	125
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.531194	10.638633	1.02%	65,662
2010*	10.000000	10.531194	5.31%	43,432
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.767039	-2.33%	12,242
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.946827	-0.53%	5,664
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.139195	8.325920	-25.26%	0
2010*	10.000000	11.139195	11.39%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760167	10.315619	-4.13%	0
2010*	10.000000	10.760167	7.60%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.826181	10.884759	0.54%	483
2010*	10.000000	10.826181	8.26%	4,446

ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.056417	7.898202	-28.56%	0
2010*	10.000000	11.056417	10.56%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.418173	-25.82%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.675184	-23.25%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.923713	7.956434	-10.84%	0
2010*	10.000000	8.923713	-10.76%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.299663	-7.00%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.311776	10.090604	-2.14%	34,614
2010*	10.000000	10.311776	3.12%	13,743
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.829922	-1.70%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.581600	-4.18%	76
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.950278	8.603821	-21.43%	0
2010*	10.000000	10.950278	9.50%	518
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.536878	9.394501	-10.84%	0
2010*	10.000000	10.536878	5.37%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.227453	-17.73%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.547007	-4.53%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.682065	-13.18%	78
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.800062	9.052737	-16.18%	0
2010*	10.000000	10.800062	8.00%	435
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.409679	-15.90%	0

ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.874004	7.073573	-20.29%	0
2010*	10.000000	8.874004	-11.26%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.714144	10.636868	-0.72%	3,625
2010*	10.000000	10.714144	7.14%	4,951
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.007668	11.013424	0.05%	2,281
2010*	10.000000	11.007668	10.08%	1,778
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.335533	3.36%	77
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.235923	-17.64%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.222477	-7.78%	1,258
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.754949	5.354197	-38.84%	0
2010*	10.000000	8.754949	-12.45%	1,098
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.761000	-12.39%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.286489	8.973279	8.29%	1,309
2010*	10.000000	8.286489	-17.14%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.489346	8.457090	-0.38%	3,375
2010*	10.000000	8.489346	-15.11%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.624673	7.555497	-12.40%	42
2010*	10.000000	8.624673	-13.75%	42
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.223072	-7.77%	79
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.464046	-5.36%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.474614	14.709950	40.43%	1,690
2010*	10.000000	10.474614	4.75%	0

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.317938	10.942795	-3.31%	38,205
2010*	10.000000	11.317938	13.18%	226
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.339352	5.589120	-23.85%	83,490
2010*	10.000000	7.339352	-26.61%	5,392
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.754510	7.55%	1,370
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.075042	4.623040	-23.90%	0
2010	5.492345	6.075042	10.61%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.009322	20.444256	-18.25%	380
2010	20.176491	25.009322	23.95%	2,579
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.242118	14.330412	8.22%	675
2010	12.224680	13.242118	8.32%	2,588
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.228869	4.776720	-8.65%	2,347
2010	4.946498	5.228869	5.71%	3,189
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.862189	17.658237	11.32%	149
2010	13.821775	15.862189	14.76%	77
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.333993	8.896358	6.75%	10,649
2010	6.836177	8.333993	21.91%	20,345
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.337045	7.630153	-18.28%	0
2010	8.709850	9.337045	7.20%	45
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.985972	22.098532	-7.87%	1,325
2010	20.589609	23.985972	16.50%	814
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.979459	19.508879	-11.24%	1,061
2010	17.820275	21.979459	23.34%	370
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.009570	9.142375	-16.96%	0
2010	12.610190	11.009570	-12.69%	61

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.293079	6.903920	-16.75%	0
2010	7.410698	8.293079	11.91%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.134191	15.415305	38.45%	2,940
2010	10.334747	11.134191	7.74%	277
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.910895	13.226144	2.44%	0
2010	12.357955	12.910895	4.47%	401
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.516608	15.096926	-13.81%	0
2010	14.822180	17.516608	18.18%	522
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.439344	2.454342	-28.64%	26,859
2010	5.042433	3.439344	-31.79%	115,654
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.676886	3.864110	-31.93%	5,714
2010	6.653973	5.676886	-14.68%	25,629
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.287107	3.887474	-9.32%	0
2010	5.864559	4.287107	-26.90%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.524196	3.101113	-12.01%	811
2010	4.574643	3.524196	-22.96%	32
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.037909	3.650466	-9.60%	2,363
2010	5.701961	4.037909	-29.18%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.933245	4.390847	-10.99%	565
2010	6.071373	4.933245	-18.75%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.653971	10.188388	-30.47%	0
2010	12.940442	14.653971	13.24%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.881893	13.917032	0.25%	0
2010	10.883907	13.881893	27.55%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.117830	16.382836	-9.58%	2,111
2010	13.460644	18.117830	34.60%	5,135

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.626062	15.187414	-2.81%	2,267
2010	11.664580	15.626062	33.96%	13,870
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.219699	15.216218	-0.02%	2,708
2010	13.127273	15.219699	15.94%	2,871
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.460196	11.083354	-3.29%	3,659
2010	9.762552	11.460196	17.39%	5,368
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.930928	18.502253	-25.79%	5,448
2010	18.452195	24.930928	35.11%	4,738
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.661710	13.671360	0.07%	392
2010	11.181277	13.661710	22.18%	3,010
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.372264	14.809097	3.04%	573
2010	11.737195	14.372264	22.45%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.649654	14.306915	-14.07%	2,779
2010	12.343421	16.649654	34.89%	3,598
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.325785	9.705172	-6.01%	1,537
2010	8.410454	10.325785	22.77%	5,420
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.246565	10.885478	-3.21%	2,476
2010	9.192405	11.246565	22.35%	1,942
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.549679	9.996142	-5.25%	389
2010	8.960746	10.549679	17.73%	337
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.539288	15.105808	-2.79%	950
2010	11.978004	15.539288	29.73%	2,253
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.644835	11.488618	-9.14%	0
2010	10.757011	12.644835	17.55%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.636164	12.799711	1.29%	0
2010	10.297890	12.636164	22.71%	2,000

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.523876	10.211597	-11.39%	1,124
2010	9.413990	11.523876	22.41%	1,794
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.219140	5.826486	-6.31%	550
2010	6.655708	6.219140	-6.56%	3,631
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.363855	11.873985	-11.15%	580
2010	12.190309	13.363855	9.63%	406
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.493002	10.464176	-16.24%	0
2010	11.149407	12.493002	12.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.363816	12.492629	-13.03%	0
2010	11.825310	14.363816	21.47%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.293897	16.265619	13.79%	1,696
2010	13.667224	14.293897	4.59%	730
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.589074	9.980153	-5.75%	0
2010	11.464713	10.589074	-7.64%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.256894	2.57%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.247133	-17.53%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.836981	-11.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.649868	-23.50%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.553447	-4.47%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.028659	-9.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.574887	5.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433084	12.538314	0.85%	0
2010	11.137009	12.433084	11.64%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.757469	13.591909	-1.20%	0
2010	12.401998	13.757469	10.93%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555869	9.948299	-5.76%	6,476
2010*	10.000000	10.555869	5.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.772124	10.057012	-14.57%	0
2010*	10.000000	11.772124	17.72%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.041587	-9.58%	5,411
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.542581	12.353624	-1.51%	0
2010	11.161103	12.542581	12.38%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.432257	12.156639	-2.22%	3,066
2010	10.263013	12.432257	21.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356329	9.972753	-3.70%	0
2010*	10.000000	10.356329	3.56%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.343048	9.682327	-6.39%	1,938
2010*	10.000000	10.343048	3.43%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.129768	9.778404	-3.47%	0
2010*	10.000000	10.129768	1.30%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.080859	9.582933	-4.94%	0
2010*	10.000000	10.080859	0.81%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.461348	8.968873	-5.21%	0
2010	9.733470	9.461348	-2.80%	0
2009	9.868219	9.733470	-1.37%	0
2008*	10.000000	9.868219	-1.32%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.516080	8.627628	-9.34%	1,469
2010	8.450900	9.516080	12.60%	16,624
2009	6.198417	8.450900	36.34%	0
2008	11.137017	6.198417	-44.34%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.256581	9.028296	-2.47%	23,537
2010	8.527812	9.256581	8.55%	0
2009	7.113295	8.527812	19.89%	0
2008	10.401618	7.113295	-31.61%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.957436	8.391878	-6.31%	9,650
2010	8.051673	8.957436	11.25%	5,363
2009	6.062665	8.051673	32.81%	0
2008	10.713625	6.062665	-43.41%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.738842	8.463674	-13.09%	0
2010*	10.000000	9.738842	-2.61%	8,112
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.519848	8.629870	-9.35%	2,070
2010*	10.000000	9.519848	-4.80%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.607346	7.692088	-10.63%	292
2010	9.123543	8.607346	-5.66%	292
2009	9.718906	9.123543	-6.13%	0
2008*	10.000000	9.718906	-2.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.319633	8.412181	1.11%	841
2010	8.011464	8.319633	22.12%	1,791
2009	8.469871	8.011464	-5.41%	0
2008	10.655284	8.469871	-20.51%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.712122	13.444808	-8.61%	424
2010	13.526675	14.712122	8.76%	424
2009	10.865330	13.526675	24.49%	0
2008	18.747015	10.865330	-42.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377174	9.417919	-9.24%	8,084
2010*	10.000000	10.377174	3.77%	0

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.411984	-5.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.270309	-7.30%	5,422
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.223972	12.410871	1.53%	0
2010	11.045240	12.223972	10.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.678034	9.777389	-8.43%	0
2010*	10.000000	10.678034	6.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.408430	10.043000	-3.51%	0
2010*	10.000000	10.408430	4.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.526633	9.940540	-5.57%	1,908
2010*	10.000000	10.526633	5.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.224921	10.141601	-0.81%	0
2010*	10.000000	10.224921	2.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.460934	9.992609	-4.48%	2,599
2010*	10.000000	10.460934	4.61%	2,599
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.591791	9.875266	-6.76%	0
2010*	10.000000	10.591791	5.92%	2,647
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.346041	10.091566	-2.46%	0
2010*	10.000000	10.346041	3.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.199681	2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.204394	8.504347	-24.10%	411
2010*	10.000000	11.204394	12.04%	411
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.417456	11.977654	4.91%	0
2010	11.140605	11.417456	2.49%

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.968428	11.244727	-6.05%	0
2010	10.681406	11.968428	12.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338644	10.199886	-1.34%	0
2010*	10.000000	10.338644	3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439726	10.110037	-3.16%	0
2010*	10.000000	10.439726	4.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.305692	11.382769	0.68%	0
2010	10.912684	11.305692	3.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.814927	11.551037	-2.23%	3,278
2010	10.897508	11.814927	8.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.999850	11.484738	-4.29%	0
2010	10.866055	11.999850	10.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.653928	11.644924	-0.08%	0
2010	10.986039	11.653928	6.08%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.768104	9.553789	-2.19%	41,191
2010	9.987818	9.768104	-2.20%	41,137
2009*	10.000000	9.987818	-0.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.085377	9.798512	-11.61%	0
2010*	10.000000	11.085377	10.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.560084	8.634232	-18.24%	0
2010*	10.000000	10.560084	5.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.709416	10.135706	-5.36%	440
2010*	10.000000	10.709416	7.09%	440
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209053	9.376527	-8.15%	0
2010*	10.000000	10.209053	2.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.164670	10.433478	-6.55%	0
2010*	10.000000	11.164670	11.65%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.720743	10.241933	-4.47%	0
2010*	10.000000	10.720743	7.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.349260	11.999385	-2.83%	0
2010	10.068450	12.349260	22.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.952883	15.724571	-7.25%	0
2010	13.695524	16.952883	23.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.523993	16.188737	-7.62%	283
2010	14.294321	17.523993	22.59%	283
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.040579	11.868780	-1.43%	0
2010	10.849592	12.040579	10.98%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.895641	-1.04%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.477763	-5.22%	3,352
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.180622	11.014500	-9.57%	877
2010*	10.000000	12.180622	21.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535976	10.944797	3.88%	0
2010*	10.000000	10.535976	5.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.824790	11.478343	6.04%	0
2010*	10.000000	10.824790	8.25%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.821182	11.372853	5.10%	0
2010*	10.000000	10.821182	8.21%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.527628	10.629614	0.97%	0
2010*	10.000000	10.527628	5.28%	13,078
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.763694	-2.36%	4,492
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.943457	-0.57%	0

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.135427	8.318848	-25.29%	0
2010*	10.000000	11.135427	11.35%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756475	10.306808	-4.18%	0
2010*	10.000000	10.756475	7.56%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.822508	10.875517	0.49%	0
2010*	10.000000	10.822508	8.23%	939
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.052677	7.891500	-28.60%	0
2010*	10.000000	11.052677	10.53%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.415651	-25.84%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.672583	-23.27%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.920684	7.949687	-10.88%	0
2010*	10.000000	8.920684	-10.79%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.296508	-7.03%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.308280	10.082035	-2.19%	0
2010*	10.000000	10.308280	3.08%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.826591	-1.73%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.578350	-4.22%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.946576	8.596523	-21.47%	0
2010*	10.000000	10.946576	9.47%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.533308	9.386526	-10.89%	0
2010*	10.000000	10.533308	5.33%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.224653	-17.75%	0

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.543780	-4.56%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.679116	-13.21%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.796396	9.045032	-16.22%	0
2010*	10.000000	10.796396	7.96%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.406818	-15.93%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.870998	7.067559	-20.33%	0
2010*	10.000000	8.870998	-11.29%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.710516	10.627838	-0.77%	0
2010*	10.000000	10.710516	7.11%	939
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.003939	11.004084	0.00%	0
2010*	10.000000	11.003939	10.04%	920
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.332039	3.32%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.233126	-17.67%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.219340	-7.81%	572
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.751968	5.349644	-38.87%	0
2010*	10.000000	8.751968	-12.48%	568
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.758030	-12.42%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.283680	8.965683	8.23%	596
2010*	10.000000	8.283680	-17.16%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.486473	8.449924	-0.43%	1,537
2010*	10.000000	8.486473	-15.14%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.621744	7.549081	-12.44%	0
2010*	10.000000	8.621744	-13.78%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.219943	-7.80%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.460846	-5.39%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.471060	14.697436	40.36%	0
2010*	10.000000	10.471060	4.71%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.314117	10.933521	-3.36%	0
2010*	10.000000	11.314117	13.14%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.336863	5.584368	-23.89%	0
2010*	10.000000	7.336863	-26.63%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.750854	7.51%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.051379	4.602684	-23.94%	0
2010	5.473750	6.051379	10.55%	0
2009	5.796111	5.473750	-5.56%	0
2008	10.073940	5.796111	-42.46%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.912002	20.354307	-18.30%	384
2010	20.108249	24.912002	23.89%	692
2009	13.225902	20.108249	52.04%	0
2008	24.768937	13.225902	-46.60%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.190628	14.267407	8.16%	0
2010	12.183372	13.190628	8.27%	612
2009	10.526828	12.183372	15.74%	0
2008	12.200690	10.526828	-13.72%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.214845	4.761489	-8.69%	88
2010	4.935755	5.214845	5.65%	106
2009	4.523817	4.935755	9.11%	0
2008	9.074560	4.523817	-50.15%	0

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.800454	17.580560	11.27%	609
2010	13.775010	15.800454	14.70%	993
2009	11.824267	13.775010	16.50%	0
2008	15.781889	11.824267	-25.08%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.305646	8.861558	6.69%	1,266
2010	6.816404	8.305646	21.85%	0
2009	5.092268	6.816404	33.86%	0
2008	13.601384	5.092268	-62.56%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.300683	7.596555	-18.32%	913
2010	8.680371	9.300683	7.15%	923
2009	5.164797	8.680371	68.07%	0
2008	10.586135	5.164797	-51.21%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.892641	22.001309	-7.92%	470
2010	20.519972	23.892641	16.44%	388
2009	15.149243	20.519972	35.45%	0
2008	28.705328	15.149243	-47.22%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.893921	19.423040	-11.29%	316
2010	17.759985	21.893921	23.28%	4
2009	11.180628	17.759985	58.85%	0
2008	26.966205	11.180628	-58.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.966741	9.102156	-17.00%	0
2010	12.567558	10.966741	-12.74%	0
2009	9.473113	12.567558	32.67%	0
2008	21.459847	9.473113	-55.86%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.260797	6.873535	-16.79%	997
2010	7.385615	8.260797	11.85%	997
2009	6.309971	7.385615	17.05%	0
2008	12.419221	6.309971	-49.19%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.090617	15.347158	38.38%	193
2010	10.299565	11.090617	7.68%	193
2009	15.383514	10.299565	-33.05%	0
2008	10.861090	15.383514	41.64%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.860653	13.167950	2.39%	492
2010	12.316164	12.860653	4.42%	492
2009	10.102998	12.316164	21.91%	0
2008	13.748137	10.102998	-26.51%	0

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.448468	15.030524	-13.86%	651
2010	14.772063	17.448468	18.12%	786
2009	9.106922	14.772063	62.21%	0
2008	16.893302	9.106922	-46.09%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.427622	2.444731	-28.68%	0
2010	5.027839	3.427622	-31.83%	0
2009	9.288543	5.027839	-45.87%	0
2008	5.904850	9.288543	57.30%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.654782	3.847101	-31.97%	0
2010	6.631460	5.654782	-14.73%	0
2009	5.678376	6.631460	16.78%	0
2008	8.319680	5.678376	-31.75%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.272516	3.872262	-9.37%	0
2010	5.847597	4.272516	-26.94%	0
2009	9.238385	5.847597	-36.70%	0
2008	7.027228	9.238385	31.47%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.510482	3.087472	-12.05%	0
2010	4.559172	3.510482	-23.00%	0
2009	7.779924	4.559172	-41.40%	0
2008	5.373926	7.779924	44.77%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.024186	3.636213	-9.64%	0
2010	5.685488	4.024186	-29.22%	0
2009	8.658426	5.685488	-34.34%	0
2008	7.099867	8.658426	21.95%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.914029	4.371517	-11.04%	0
2010	6.050831	4.914029	-18.79%	0
2009	8.539720	6.050831	-29.14%	0
2008	6.270619	8.539720	36.19%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.596976	10.143572	-30.51%	0
2010	12.896689	14.596976	13.18%	0
2009	10.662603	12.896689	20.95%	0
2008	16.266676	10.662603	-34.45%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.827888	13.855818	0.20%	840
2010	10.847096	13.827888	27.48%	840
2009	8.112008	10.847096	33.72%	0
2008	16.294544	8.112008	-50.22%	0

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.047320	16.310751	-9.62%	474
2010	13.415100	18.047320	34.53%	1,580
2009	9.000941	13.415100	49.04%	0
2008	20.379303	9.000941	-55.83%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.565223	15.120574	-2.86%	50
2010	11.625085	15.565223	33.89%	50
2009	5.457349	11.625085	113.02%	0
2008	20.367195	5.457349	-73.21%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.160521	15.149336	-0.07%	630
2010	13.082894	15.160521	15.88%	938
2009	8.800645	13.082894	48.66%	0
2008	15.492608	8.800645	-43.19%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.415587	11.034576	-3.34%	916
2010	9.729518	11.415587	17.33%	2,526
2009	7.341634	9.729518	32.53%	0
2008	16.490598	7.341634	-55.48%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.833926	18.420850	-25.82%	937
2010	18.389783	24.833926	35.04%	2,725
2009	12.599764	18.389783	45.95%	0
2008	20.971591	12.599764	-39.92%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608518	13.611192	0.02%	725
2010	11.143434	13.608518	22.12%	1,791
2009	9.096115	11.143434	22.51%	0
2008	15.938537	9.096115	-42.93%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.316347	14.743953	2.99%	644
2010	11.697498	14.316347	22.39%	839
2009	8.292958	11.697498	41.05%	0
2008	12.646603	8.292958	-34.43%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.584870	14.243967	-14.11%	1,017
2010	12.301676	16.584870	34.82%	1,275
2009	9.435426	12.301676	30.38%	0
2008	19.839181	9.435426	-52.44%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.285566	9.662430	-6.06%	6,143
2010	8.381968	10.285566	22.71%	0
2009	5.855219	8.381968	43.15%	0
2008	18.702303	5.855219	-68.69%	0

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.208314	10.842918	-3.26%	199
2010	9.165822	11.208314	22.28%	978
2009	6.365206	9.165822	44.00%	0
2008	10.816402	6.365206	-41.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.513837	9.957089	-5.30%	49
2010	8.934854	10.513837	17.67%	383
2009	6.040041	8.934854	47.93%	0
2008	12.029155	6.040041	-49.79%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.486458	15.046769	-2.84%	124
2010	11.943379	15.486458	29.67%	130
2009	7.787423	11.943379	53.37%	0
2008	12.470600	7.787423	-37.55%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.601829	11.443703	-9.19%	0
2010	10.725897	12.601829	17.49%	287
2009	7.064093	10.725897	51.84%	0
2008	12.814449	7.064093	-44.87%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.593223	12.749709	1.24%	0
2010	10.268142	12.593223	22.64%	304
2009	7.836916	10.268142	31.02%	0
2008	12.200767	7.836916	-35.77%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.484699	10.171687	-11.43%	513
2010	9.386773	11.484699	22.35%	0
2009	5.914905	9.386773	58.70%	0
2008	10.704715	5.914905	-44.74%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.202497	5.807944	-6.36%	0
2010	6.641292	6.202497	-6.61%	1,598
2009	8.068629	6.641292	-17.69%	0
2008	7.815385	8.068629	3.24%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311880	11.821774	-11.19%	641
2010	12.149100	13.311880	9.57%	641
2009	7.983325	12.149100	52.18%	0
2008	14.954301	7.983325	-46.62%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.444362	10.418110	-16.28%	0
2010	11.111671	12.444362	11.99%	0
2009	8.829132	11.111671	25.85%	0
2008	16.516203	8.829132	-46.54%	0

Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.307925	12.437666	-13.07%	632
2010	11.785320	14.307925	21.40%	632
2009	10.265791	11.785320	14.80%	0
2008	14.044611	10.265791	-26.91%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.238287	16.194087	13.74%	87
2010	13.621028	14.238287	4.53%	87
2009	12.238843	13.621028	11.29%	0
2008	17.769870	12.238843	-31.13%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.560720	9.948344	-5.80%	0
2010	11.439857	10.560720	-7.68%	0
2009	10.972437	11.439857	4.26%	0
2008	12.783731	10.972437	-14.17%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.253419	2.53%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.244329	-17.56%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.833985	-11.66%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.647274	-23.53%	2,489
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.550204	-4.50%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.025597	-9.74%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.571302	5.71%	4,116
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.384696	12.483152	0.79%	0
2010	11.099326	12.384696	11.58%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.703946	13.532123	-1.25%	0
2010	12.360053	13.703946	10.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.552296	9.939855	-5.80%	659
2010*	10.000000	10.552296	5.52%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.768137	10.048473	-14.61%	0
2010*	10.000000	11.768137	17.68%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.038515	-9.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.493731	12.299228	-1.56%	0
2010	11.123317	12.493731	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.383857	12.103137	-2.27%	0
2010	10.228275	12.383857	21.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.352825	9.964287	-3.75%	0
2010*	10.000000	10.352825	3.53%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.339544	9.674107	-6.44%	0
2010*	10.000000	10.339544	3.40%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.126342	9.770108	-3.52%	935
2010*	10.000000	10.126342	1.26%	935
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.077452	9.574802	-4.99%	0
2010*	10.000000	10.077452	0.77%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451417	8.954892	-5.25%	0
2010	9.728229	9.451417	-2.85%	0
2009	9.867957	9.728229	-1.42%	0
2008*	10.000000	9.867957	-1.32%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.496271	8.605280	-9.38%	0
2010	8.437614	9.496271	12.55%	0
2009	6.191835	8.437614	36.27%	0
2008	11.130896	6.191835	-44.37%	3,997
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.237311	9.004900	-2.52%	0
2010	8.514409	9.237311	8.49%	0
2009	7.105744	8.514409	19.82%	0
2008	10.395893	7.105744	-31.65%	5,413
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.940645	8.371879	-6.36%	0
2010	8.040686	8.940645	11.19%	0
2009	6.057487	8.040686	32.74%	0
2008	10.709973	6.057487	-43.44%	5,152
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735543	8.456491	-13.14%	1,078
2010*	10.000000	9.735543	-2.64%	1,078
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.516611	8.622544	-9.39%	0
2010*	10.000000	9.516611	-4.83%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.598334	7.680124	-10.68%	0
2010	9.118651	8.598334	-5.71%	0
2009	9.718649	9.118651	-6.17%	6,167
2008*	10.000000	9.718649	-2.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.298004	8.386029	1.06%	0
2010	7.994722	8.298004	3.79%	0
2009	8.456500	7.994722	-5.46%	12,274
2008	10.643917	8.456500	-20.55%	9,999
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.654838	13.385624	-8.66%	0
2010	13.480891	14.654838	8.71%	0
2009	10.834098	13.480891	24.43%	4,129
2008	18.702725	10.834098	-42.07%	3,832
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.373657	9.409921	-9.29%	0
2010*	10.000000	10.373657	3.74%	0

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.408792	-5.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.267159	-7.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.191206	12.371291	1.48%	0
2010	11.021277	12.191206	10.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.674420	9.769084	-8.48%	0
2010*	10.000000	10.674420	6.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.404907	10.034475	-3.56%	0
2010*	10.000000	10.404907	4.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.523070	9.932098	-5.62%	0
2010*	10.000000	10.523070	5.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.221457	10.132998	-0.87%	0
2010*	10.000000	10.221457	2.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.457395	9.984126	-4.53%	0
2010*	10.000000	10.457395	4.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.588192	9.866878	-6.81%	0
2010*	10.000000	10.588192	5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.342533	10.082991	-2.51%	0
2010*	10.000000	10.342533	3.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.196226	1.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.200607	8.497131	-24.14%	0
2010*	10.000000	11.200607	12.01%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.373029	11.924971	4.85%	0
2010	11.102928	11.373029	2.43%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.927733	11.200772	-6.09%	0
2010	10.650529	11.927733	11.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.335141	10.191218	-1.39%	0
2010*	10.000000	10.335141	3.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436181	10.101467	-3.21%	0
2010*	10.000000	10.436181	4.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.267232	11.338255	0.63%	0
2010	10.881129	11.267232	3.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.774740	11.505876	-2.28%	0
2010	10.865994	11.774740	8.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.959010	11.439804	-4.34%	0
2010	10.834613	11.959010	10.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.614292	11.599413	-0.13%	1,690
2010	10.954279	11.614292	6.03%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.762833	9.543771	-2.24%	0
2010	9.987538	9.762833	-2.25%	0
2009*	10.000000	9.987538	-0.12%	4,979
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.081634	9.790203	-11.65%	0
2010*	10.000000	11.081634	10.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.556506	8.626899	-18.28%	0
2010*	10.000000	10.556506	5.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.705793	10.127103	-5.41%	0
2010*	10.000000	10.705793	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.205592	9.368559	-8.20%	0
2010*	10.000000	10.205592	2.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.160885	10.424613	-6.60%	0
2010*	10.000000	11.160885	11.61%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717106	10.233230	-4.51%	0
2010*	10.000000	10.717106	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.301202	11.946584	-2.88%	0
2010	10.034391	12.301202	22.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.886897	15.655374	-7.29%	0
2010	13.649194	16.886897	23.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.455785	16.117493	-7.67%	0
2010	14.245960	17.455785	22.53%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.993715	11.816558	-1.48%	0
2010	10.812893	11.993715	10.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.892292	-1.08%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.474542	-5.25%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.176497	11.005153	-9.62%	0
2010*	10.000000	12.176497	21.76%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.532411	10.935521	3.83%	0
2010*	10.000000	10.532411	5.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.821071	11.468545	5.98%	0
2010*	10.000000	10.821071	8.21%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.817511	11.363199	5.04%	0
2010*	10.000000	10.817511	8.18%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.524060	10.620595	0.92%	0
2010*	10.000000	10.524060	5.24%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.760349	-2.40%	4,473
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.940075	-0.60%	0

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.131643	8.311781	-25.33%	0
2010*	10.000000	11.131643	11.32%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.752783	10.298016	-4.23%	0
2010*	10.000000	10.752783	7.53%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.818844	10.866287	0.44%	0
2010*	10.000000	10.818844	8.19%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.048934	7.884794	-28.64%	0
2010*	10.000000	11.048934	10.49%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.413132	-25.87%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.669976	-23.30%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.917662	7.942941	-10.93%	0
2010*	10.000000	8.917662	-10.82%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.293352	-7.07%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.304782	10.073469	-2.24%	0
2010*	10.000000	10.304782	3.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.823254	-1.77%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.575100	-4.25%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.942865	8.589224	-21.51%	0
2010*	10.000000	10.942865	9.43%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.529738	9.378553	-10.93%	0
2010*	10.000000	10.529738	5.30%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.221859	-17.78%	0

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.540534	-4.59%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.676172	-13.24%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.792746	9.037357	-16.26%	0
2010*	10.000000	10.792746	7.93%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.403969	-15.96%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.867988	7.061558	-20.37%	0
2010*	10.000000	8.867988	-11.32%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706889	10.618821	-0.82%	0
2010*	10.000000	10.706889	7.07%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.000201	10.994724	-0.05%	0
2010*	10.000000	11.000201	10.00%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.328529	3.29%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.230340	-17.70%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.216216	-7.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.749005	5.345094	-38.91%	0
2010*	10.000000	8.749005	-12.51%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.755059	-12.45%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.280867	8.958078	8.18%	0
2010*	10.000000	8.280867	-17.19%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.483593	8.442752	-0.48%	0
2010*	10.000000	8.483593	-15.16%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.618818	7.542668	-12.49%	0
2010*	10.000000	8.618818	-13.81%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.216813	-7.83%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.457631	-5.42%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.467511	14.684958	40.29%	0
2010*	10.000000	10.467511	4.68%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310284	10.924242	-3.41%	0
2010*	10.000000	11.310284	13.10%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.334368	5.579624	-23.92%	0
2010*	10.000000	7.334368	-26.66%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.747218	7.47%	1,015
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.027801	4.582406	-23.98%	0
2010	5.455199	6.027801	10.50%	0
2009	5.779441	5.455199	-5.61%	0
2008	10.050137	5.779441	-42.49%	198
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.815021	20.264714	-18.34%	0
2010	20.040197	24.815021	23.83%	0
2009	13.187884	20.040197	51.96%	4,313
2008	24.710414	13.187884	-46.63%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.139212	14.204561	8.11%	0
2010	12.142096	13.139212	8.21%	0
2009	10.496535	12.142096	15.68%	0
2008	12.171817	10.496535	-13.76%	121
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.200857	4.746291	-8.74%	0
2010	4.925031	5.200857	5.60%	0
2009	4.516298	4.925031	9.05%	24,056
2008	9.064119	4.516298	-50.17%	6,477

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.738957	17.503205	11.21%	0
2010	13.728405	15.738957	14.65%	0
2009	11.790287	13.728405	16.44%	4,018
2008	15.744596	11.790287	-25.12%	215
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.277398	8.826920	6.64%	0
2010	6.796690	8.277398	21.79%	0
2009	5.080145	6.796690	33.79%	0
2008	13.575964	5.080145	-62.58%	232
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.264494	7.563130	-18.36%	0
2010	8.650996	9.264494	7.09%	0
2009	5.149951	8.650996	67.98%	7,576
2008	10.561098	5.149951	-51.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.799636	21.904480	-7.96%	0
2010	20.450549	23.799636	16.38%	0
2009	15.105725	20.450549	35.38%	2,325
2008	28.637549	15.105725	-47.25%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.808646	19.337514	-11.33%	0
2010	17.699866	21.808646	23.21%	0
2009	11.148488	17.699866	58.76%	3,555
2008	26.902509	11.148488	-58.56%	95
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.924047	9.062084	-17.04%	0
2010	12.525026	10.924047	-12.78%	0
2009	9.445894	12.525026	32.60%	1,222
2008	21.409182	9.445894	-55.88%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.228615	6.843261	-16.84%	0
2010	7.360602	8.228615	11.79%	0
2009	6.291821	7.360602	16.99%	8,647
2008	12.389865	6.291821	-49.22%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.047202	15.279287	38.31%	0
2010	10.264491	11.047202	7.63%	0
2009	15.338967	10.264491	-33.08%	1,141
2008	10.835175	15.338967	41.57%	173
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.810589	13.110003	2.34%	0
2010	12.274493	12.810589	4.37%	0
2009	10.073966	12.274493	21.84%	4,502
2008	13.715655	10.073966	-26.55%	126

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.380519	14.964350	-13.90%	0
2010	14.722054	17.380519	18.06%	0
2009	9.080728	14.722054	62.12%	7,034
2008	16.853380	9.080728	-46.12%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.415973	2.435179	-28.71%	0
2010	5.013306	3.415973	-31.86%	0
2009	9.266435	5.013306	-45.90%	0
2008	5.893806	9.266435	57.22%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.632771	3.830166	-32.00%	0
2010	6.609024	5.632771	-14.77%	0
2009	5.662057	6.609024	16.72%	0
2008	8.300012	5.662057	-31.78%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.257973	3.857108	-9.41%	0
2010	5.830688	4.257973	-26.97%	0
2009	9.216390	5.830688	-36.74%	0
2008	7.014082	9.216390	31.40%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.496808	3.073871	-12.09%	0
2010	4.543734	3.496808	-23.04%	0
2009	7.757570	4.543734	-41.43%	0
2008	5.361221	7.757570	44.70%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.010499	3.621995	-9.69%	0
2010	5.669057	4.010499	-29.26%	0
2009	8.637821	5.669057	-34.37%	0
2008	7.086590	8.637821	21.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.894897	4.352286	-11.09%	0
2010	6.030359	4.894897	-18.83%	0
2009	8.515192	6.030359	-29.18%	0
2008	6.255797	8.515192	36.12%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.540190	10.098933	-30.54%	0
2010	12.853067	14.540190	13.13%	0
2009	10.631972	12.853067	20.89%	0
2008	16.228248	10.631972	-34.48%	135
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.774046	13.794830	0.15%	0
2010	10.810378	13.774046	27.42%	0
2009	8.088694	10.810378	33.65%	5,790
2008	16.256064	8.088694	-50.24%	0

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.977043	16.238949	-9.67%	0
2010	13.369685	17.977043	34.46%	0
2009	8.975060	13.369685	48.96%	0
2008	20.331174	8.975060	-55.86%	138
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.504622	15.054015	-2.91%	0
2010	11.585742	15.504622	33.83%	0
2009	5.441655	11.585742	112.91%	0
2008	20.319103	5.441655	-73.22%	408
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.101525	15.082668	-0.12%	0
2010	13.038641	15.101525	15.82%	0
2009	8.775358	13.038641	48.58%	265
2008	15.456036	8.775358	-43.22%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.371137	10.985998	-3.39%	0
2010	9.696580	11.371137	17.27%	0
2009	7.320527	9.696580	32.46%	1,926
2008	16.451650	7.320527	-55.50%	492
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.737131	18.339681	-25.86%	0
2010	18.327472	24.737131	34.97%	0
2009	12.563509	18.327472	45.88%	3,969
2008	20.921995	12.563509	-39.95%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.555506	13.551243	-0.03%	0
2010	11.105686	13.555506	22.06%	0
2009	9.069936	11.105686	22.45%	10,864
2008	15.900859	9.069936	-42.96%	4,005
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.260640	14.679096	2.93%	0
2010	11.657927	14.260640	22.33%	0
2009	8.269128	11.657927	40.98%	4,720
2008	12.616728	8.269128	-34.46%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.520267	14.181231	-14.16%	0
2010	12.260018	16.520267	34.75%	0
2009	9.408299	12.260018	30.31%	48
2008	19.792307	9.408299	-52.46%	130
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.245529	9.619900	-6.11%	0
2010	8.353606	10.245529	22.65%	0
2009	5.838382	8.353606	43.08%	0
2008	18.658119	5.838382	-68.71%	0

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.170169	10.800504	-3.31%	0
2010	9.139295	11.170169	22.22%	0
2009	6.350037	9.139295	43.93%	2,833
2008	10.796157	6.350037	-41.18%	217
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478053	9.918148	-5.34%	555
2010	8.908997	10.478053	17.61%	0
2009	6.025644	8.908997	47.85%	2,845
2008	12.006657	6.025644	-49.81%	219
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.433800	14.987959	-2.89%	0
2010	11.908839	15.433800	29.60%	0
2009	7.768865	11.908839	53.29%	4,122
2008	12.447272	7.768865	-37.59%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.558934	11.398925	-9.24%	0
2010	10.694855	12.558934	17.43%	0
2009	7.047258	10.694855	51.76%	2,650
2008	12.790470	7.047258	-44.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.550360	12.699825	1.19%	0
2010	10.238424	12.550360	22.58%	0
2009	7.818236	10.238424	30.96%	0
2008	12.177941	7.818236	-35.80%	175
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.445629	10.131906	-11.48%	0
2010	9.359626	11.445629	22.29%	0
2009	5.900816	9.359626	58.62%	0
2008	10.684690	5.900816	-44.77%	219
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.185864	5.789406	-6.41%	0
2010	6.626876	6.185864	-6.65%	0
2009	8.055238	6.626876	-17.73%	0
2008	7.806422	8.055238	3.19%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.260046	11.769733	-11.24%	0
2010	12.107973	13.260046	9.51%	0
2009	7.960373	12.107973	52.10%	5,330
2008	14.918975	7.960373	-46.64%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.395909	10.372247	-16.33%	0
2010	11.074053	12.395909	11.94%	0
2009	8.803749	11.074053	25.79%	0
2008	16.477174	8.803749	-46.57%	0

Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.252201	12.382901	-13.12%	0
2010	11.745414	14.252201	21.34%	0
2009	10.236276	11.745414	14.74%	0
2008	14.011412	10.236276	-26.94%	238
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.182886	16.122853	13.68%	0
2010	13.574947	14.182886	4.48%	0
2009	12.203675	13.574947	11.24%	0
2008	17.727894	12.203675	-31.16%	212
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.532431	9.916642	-5.85%	0
2010	11.415061	10.532431	-7.73%	0
2009	10.954257	11.415061	4.21%	0
2008	12.769073	10.954257	-14.21%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.249945	2.50%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.241522	-17.58%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.830983	-11.69%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.644668	-23.55%	724
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.546967	-4.53%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.022527	-9.77%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.567718	5.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.336481	12.428202	0.74%	0
2010	11.061772	12.336481	11.52%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.650548	13.472513	-1.30%	0
2010	12.318187	13.650548	10.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.548714	9.931407	-5.85%	0
2010*	10.000000	10.548714	5.49%	6,429
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.764151	10.039941	-14.66%	0
2010*	10.000000	11.764151	17.64%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.035447	-9.65%	7,105
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.445027	12.245028	-1.61%	0
2010	11.085624	12.445027	12.26%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.335617	12.049836	-2.32%	4,040
2010	10.193649	12.335617	21.01%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349320	9.955825	-3.80%	0
2010*	10.000000	10.349320	3.49%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.336037	9.665896	-6.48%	10,285
2010*	10.000000	10.336037	3.36%	10,285
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.122903	9.761812	-3.57%	0
2010*	10.000000	10.122903	1.23%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.074037	9.566675	-5.04%	5,671
2010*	10.000000	10.074037	0.74%	5,671

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.441512	8.940943	-5.30%	0
2010	9.722993	9.441512	-2.90%	0
2009	9.867695	9.722993	-1.47%	0
2008*	10.000000	9.867695	-1.32%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.476487	8.582963	-9.43%	23,136
2010	8.424341	9.476487	12.49%	24,594
2009	6.185254	8.424341	36.20%	1,191
2008	11.124783	6.185254	-44.40%	1,231
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.218079	8.981570	-2.57%	9,650
2010	8.501030	9.218079	8.43%	0
2009	7.098208	8.501030	19.76%	1,695
2008	10.390193	7.098208	-31.68%	1,667
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.923863	8.351902	-6.41%	5,079
2010	8.029700	8.923863	11.14%	5,468
2009	6.052308	8.029700	32.67%	1,525
2008	10.706305	6.052308	-43.47%	1,586
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.732235	8.449291	-13.18%	30,615
2010*	10.000000	9.732235	-2.68%	33,628
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.513386	8.615219	-9.44%	16,838
2010*	10.000000	9.513386	-4.87%	16,838
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.589292	7.668131	-10.72%	4,572
2010	9.113727	8.589292	-5.75%	4,572
2009	9.718388	9.113727	-6.22%	3,515
2008*	10.000000	9.718388	-2.82%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.276411	8.359930	1.01%	4,854
2010	7.977996	8.276411	3.74%	4,854
2009	8.443138	7.977996	-5.51%	6,510
2008	10.632546	8.443138	-20.59%	4,448
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.597759	13.326680	-8.71%	573
2010	13.435244	14.597759	8.65%	573
2009	10.802937	13.435244	24.37%	2,616
2008	18.658501	10.802937	-42.10%	1,707
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.370143	9.401925	-9.34%	6,558
2010*	10.000000	10.370143	3.70%	0

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.405597	-5.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.264014	-7.36%	7,108
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.158603	12.331909	1.43%	0
2010	10.997434	12.158603	10.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.670806	9.760796	-8.53%	0
2010*	10.000000	10.670806	6.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.401387	10.025963	-3.61%	0
2010*	10.000000	10.401387	4.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519495	9.923656	-5.66%	0
2010*	10.000000	10.519495	5.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.217989	10.124391	-0.92%	2,539
2010*	10.000000	10.217989	2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.453844	9.975642	-4.57%	0
2010*	10.000000	10.453844	4.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.584604	9.858504	-6.86%	0
2010*	10.000000	10.584604	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.339023	10.074424	-2.56%	0
2010*	10.000000	10.339023	3.39%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.192767	1.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.196808	8.489910	-24.18%	0
2010*	10.000000	11.196808	11.97%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.328738	11.872462	4.80%	0
2010	11.065339	11.328738	2.38%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.887147	11.156957	-6.14%	0
2010	10.619708	11.887147	11.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.331636	10.182565	-1.44%	0
2010*	10.000000	10.331636	3.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.432645	10.092880	-3.26%	0
2010*	10.000000	10.432645	4.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.228909	11.293927	0.58%	23,853
2010	10.849664	11.228909	3.50%	23,853
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.734681	11.460872	-2.33%	0
2010	10.834565	11.734681	8.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.918356	11.395090	-4.39%	0
2010	10.803292	11.918356	10.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.574802	11.554068	-0.18%	0
2010	10.922600	11.574802	5.97%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.757565	9.533758	-2.29%	50,142
2010	9.987258	9.757565	-2.30%	76,572
2009*	10.000000	9.987258	-0.13%	39,578
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.077875	9.781877	-11.70%	0
2010*	10.000000	11.077875	10.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.552929	8.619567	-18.32%	0
2010*	10.000000	10.552929	5.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.702160	10.118504	-5.45%	0
2010*	10.000000	10.702160	7.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.202136	9.360610	-8.25%	0
2010*	10.000000	10.202136	2.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.157100	10.415761	-6.64%	0
2010*	10.000000	11.157100	11.57%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.713471	10.224545	-4.56%	0
2010*	10.000000	10.713471	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.253288	11.893981	-2.93%	0
2010	10.000408	12.253288	22.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.821091	15.586399	-7.34%	0
2010	13.602953	16.821091	23.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.387777	16.046515	-7.71%	0
2010	14.197712	17.387777	22.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.946983	11.764518	-1.53%	222
2010	10.776268	11.946983	10.86%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.888939	-1.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.471330	-5.29%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.172377	10.995812	-9.67%	1,137
2010*	10.000000	12.172377	21.72%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.528835	10.926227	3.77%	0
2010*	10.000000	10.528835	5.29%	6,155
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.817357	11.458761	5.93%	0
2010*	10.000000	10.817357	8.17%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.813838	11.353547	4.99%	0
2010*	10.000000	10.813838	8.14%	6,178
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.520490	10.611575	0.87%	0
2010*	10.000000	10.520490	5.20%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.756992	-2.43%	3,367
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.936712	-0.63%	0

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.127882	8.304730	-25.37%	0
2010*	10.000000	11.127882	11.28%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749093	10.289239	-4.28%	0
2010*	10.000000	10.749093	7.49%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.815177	10.857059	0.39%	0
2010*	10.000000	10.815177	8.15%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.045194	7.878101	-28.67%	0
2010*	10.000000	11.045194	10.45%	9,396
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.410606	-25.89%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.667367	-23.33%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.914631	7.936194	-10.98%	0
2010*	10.000000	8.914631	-10.85%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.290202	-7.10%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.301291	10.064917	-2.29%	29,179
2010*	10.000000	10.301291	3.01%	13,525
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.819922	-1.80%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.571850	-4.28%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.939158	8.581916	-21.55%	0
2010*	10.000000	10.939158	9.39%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.526169	9.370589	-10.98%	0
2010*	10.000000	10.526169	5.26%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.219064	-17.81%	0

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.537299	-4.63%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.673227	-13.27%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.789083	9.029674	-16.31%	0
2010*	10.000000	10.789083	7.89%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.401111	-15.99%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.864982	7.055559	-20.41%	0
2010*	10.000000	8.864982	-11.35%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.703255	10.609804	-0.87%	6,928
2010*	10.000000	10.703255	7.03%	3,239
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.996477	10.985396	-0.10%	14,781
2010*	10.000000	10.996477	9.96%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.325032	3.25%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.227546	-17.72%	398
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.213078	-7.87%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.746035	5.340548	-38.94%	0
2010*	10.000000	8.746035	-12.54%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.752082	-12.48%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.278058	8.950462	8.12%	108
2010*	10.000000	8.278058	-17.22%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.480703	8.435584	-0.53%	383
2010*	10.000000	8.480703	-15.19%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.615894	7.536260	-12.53%	0
2010*	10.000000	8.615894	-13.84%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.213683	-7.86%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.454420	-5.46%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.463963	14.672509	40.22%	0
2010*	10.000000	10.463963	4.64%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.306446	10.914959	-3.46%	0
2010*	10.000000	11.306446	13.06%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.331873	5.574874	-23.96%	0
2010*	10.000000	7.331873	-26.68%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.743564	7.44%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.004296	4.562213	-24.02%	0
2010	5.436707	6.004296	10.44%	0
2009	5.762804	5.436707	-5.66%	0
2008	10.026364	5.762804	-42.52%	61
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.718375	20.175476	-18.38%	0
2010	19.972348	24.718375	23.76%	347
2009	13.149973	19.972348	51.88%	6,342
2008	24.652031	13.149973	-46.66%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.088061	14.142032	8.05%	0
2010	12.101008	13.088061	8.16%	5,894
2009	10.466366	12.101008	15.62%	0
2008	12.143058	10.466366	-13.81%	2,312
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.186917	4.731152	-8.79%	6,318
2010	4.914336	5.186917	5.55%	6,318
2009	4.508804	4.914336	8.99%	10,141
2008	9.053712	4.508804	-50.20%	2,695

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.677695	17.426171	11.15%	1,258
2010	13.681970	15.677695	14.59%	1,206
2009	11.756415	13.681970	16.38%	1,359
2008	15.707400	11.756415	-25.15%	1,635
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.249233	8.792396	6.58%	0
2010	6.777021	8.249233	21.72%	0
2009	5.068028	6.777021	33.72%	0
2008	13.550563	5.068028	-62.60%	71
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.228408	7.529825	-18.41%	0
2010	8.621708	9.228408	7.04%	0
2009	5.135138	8.621708	67.90%	2,365
2008	10.536153	5.135138	-51.26%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.706966	21.808046	-8.01%	1,350
2010	20.381320	23.706966	16.32%	3,873
2009	15.062289	20.381320	35.31%	706
2008	28.569860	15.062289	-47.28%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.723678	19.252328	-11.38%	752
2010	17.639938	21.723678	23.15%	752
2009	11.116426	17.639938	58.68%	1,106
2008	26.838915	11.116426	-58.58%	29
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.881503	9.022172	-17.09%	0
2010	12.482627	10.881503	-12.83%	0
2009	9.418735	12.482627	32.53%	5,782
2008	21.358591	9.418735	-55.90%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.196558	6.813116	-16.88%	0
2010	7.335678	8.196558	11.74%	0
2009	6.273724	7.335678	16.93%	2,624
2008	12.360602	6.273724	-49.24%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.003928	15.211665	38.24%	0
2010	10.229518	11.003928	7.57%	0
2009	15.294528	10.229518	-33.12%	759
2008	10.809315	15.294528	41.49%	5,158
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.760708	13.052283	2.28%	0
2010	12.232952	12.760708	4.31%	5,207
2009	10.045012	12.232952	21.78%	1,366
2008	13.683231	10.045012	-26.59%	2,354

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.312837	14.898463	-13.95%	164
2010	14.672223	17.312837	18.00%	328
2009	9.054624	14.672223	62.04%	9,223
2008	16.813561	9.054624	-46.15%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.404328	2.425642	-28.75%	826
2010	4.998783	3.404328	-31.90%	9,382
2009	9.244331	4.998783	-45.93%	0
2008	5.882762	9.244331	57.14%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.610829	3.813310	-32.04%	0
2010	6.586649	5.610829	-14.82%	0
2009	5.645774	6.586649	16.67%	0
2008	8.280397	5.645774	-31.82%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.243495	3.842038	-9.46%	0
2010	5.813826	4.243495	-27.01%	7,585
2009	9.194440	5.813826	-36.77%	0
2008	7.000958	9.194440	31.33%	2,587
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.483179	3.060330	-12.14%	0
2010	4.528349	3.483179	-23.08%	0
2009	7.735264	4.528349	-41.46%	0
2008	5.348540	7.735264	44.62%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.996845	3.607819	-9.73%	13,372
2010	5.652651	3.996845	-29.29%	0
2009	8.617249	5.652651	-34.40%	0
2008	7.073327	8.617249	21.83%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.875821	4.333110	-11.13%	0
2010	6.009944	4.875821	-18.87%	6,560
2009	8.490698	6.009944	-29.22%	0
2008	6.240987	8.490698	36.05%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.483557	10.054446	-30.58%	0
2010	12.809552	14.483557	13.07%	0
2009	10.601400	12.809552	20.83%	39
2008	16.189872	10.601400	-34.52%	42
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.720391	13.734081	0.10%	1,524
2010	10.773777	13.720391	27.35%	1,465
2009	8.065436	10.773777	33.58%	1,757
2008	16.217651	8.065436	-50.27%	0

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.907020	16.167424	-9.71%	286
2010	13.324412	17.907020	34.39%	899
2009	8.949247	13.324412	48.89%	0
2008	20.283116	8.949247	-55.88%	42
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.444228	14.987721	-2.96%	0
2010	11.546501	15.444228	33.76%	0
2009	5.425995	11.546501	112.80%	99
2008	20.271082	5.425995	-73.23%	126
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.042716	15.016278	-0.18%	0
2010	12.994502	15.042716	15.76%	348
2009	8.750132	12.994502	48.51%	789
2008	15.419510	8.750132	-43.25%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.326832	10.937616	-3.44%	435
2010	9.663740	11.326832	17.21%	818
2009	7.299474	9.663740	32.39%	393
2008	16.412768	7.299474	-55.53%	152
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.640763	18.258899	-25.90%	8,067
2010	18.265400	24.640763	34.90%	3,688
2009	12.527376	18.265400	45.80%	5,342
2008	20.872517	12.527376	-39.98%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.502715	13.491580	-0.08%	4,551
2010	11.068083	13.502715	22.00%	4,846
2009	9.043862	11.068083	22.38%	3,998
2008	15.863301	9.043862	-42.99%	1,413
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.205092	14.614455	2.88%	143
2010	11.618461	14.205092	22.26%	0
2009	8.245348	11.618461	40.91%	1,432
2008	12.586892	8.245348	-34.49%	2,183
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.455928	14.118776	-14.20%	296
2010	12.218507	16.455928	34.68%	423
2009	9.381250	12.218507	30.24%	281
2008	19.745551	9.381250	-52.49%	40
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.205608	9.577518	-6.15%	0
2010	8.325301	10.205608	22.59%	0
2009	5.821577	8.325301	43.01%	0
2008	18.614007	5.821577	-68.72%	0

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.132160	10.758254	-3.36%	46,228
2010	9.112855	11.132160	22.16%	956
2009	6.334901	9.112855	43.85%	13,514
2008	10.775961	6.334901	-41.21%	313
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.442401	9.879350	-5.39%	158
2010	8.883214	10.442401	17.55%	50
2009	6.011286	8.883214	47.78%	13,514
2008	11.984195	6.011286	-49.84%	440
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.381233	14.929289	-2.94%	21,722
2010	11.874352	15.381233	29.53%	390
2009	7.750336	11.874352	53.21%	19,497
2008	12.423959	7.750336	-37.62%	220
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.516202	11.354339	-9.28%	139
2010	10.663923	12.516202	17.37%	43
2009	7.030461	10.663923	51.68%	12,584
2008	12.766540	7.030461	-44.93%	156
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.507658	12.650159	1.14%	0
2010	10.208799	12.507658	22.52%	0
2009	7.799604	10.208799	30.89%	0
2008	12.155146	7.799604	-35.83%	513
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.406648	10.092230	-11.52%	0
2010	9.332516	11.406648	22.22%	0
2009	5.886733	9.332516	58.53%	0
2008	10.664687	5.886733	-44.80%	635
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.169296	5.770955	-6.46%	199
2010	6.612498	6.169296	-6.70%	5,152
2009	8.041882	6.612498	-17.77%	0
2008	7.797455	8.041882	3.13%	4,079
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.208411	11.717915	-11.28%	170
2010	12.066988	13.208411	9.46%	5,321
2009	7.937486	12.066988	52.03%	1,618
2008	14.883719	7.937486	-46.67%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.347656	10.326592	-16.37%	0
2010	11.036593	12.347656	11.88%	0
2009	8.778448	11.036593	25.72%	0
2008	16.438240	8.778448	-46.60%	0

Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.196660	12.328336	-13.16%	1,475
2010	11.705632	14.196660	21.28%	6,340
2009	10.206846	11.705632	14.68%	0
2008	13.978292	10.206846	-26.98%	1,957
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.127691	16.051914	13.62%	231
2010	13.529028	14.127691	4.43%	248
2009	12.168621	13.529028	11.18%	0
2008	17.686030	12.168621	-31.20%	1,913
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.504223	9.885021	-5.89%	0
2010	11.390311	10.504223	-7.78%	0
2009	10.936102	11.390311	4.15%	0
2008	12.754433	10.936102	-14.26%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.246464	2.46%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.238726	-17.61%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.827991	-11.72%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.642076	-23.58%	1,189
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.543726	-4.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.019464	-9.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.564135	5.64%	51,409
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.288392	12.373432	0.69%	0
2010	11.024290	12.288392	11.47%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.597378	13.413177	-1.35%	0
2010	12.276491	13.597378	10.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545128	9.922958	-5.90%	0
2010*	10.000000	10.545128	5.45%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.760161	10.031410	-14.70%	561
2010*	10.000000	11.760161	17.60%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.032376	-9.68%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.396543	12.191095	-1.66%	0
2010	11.048085	12.396543	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.287545	11.996755	-2.37%	0
2010	10.159121	12.287545	20.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.345806	9.947356	-3.85%	0
2010*	10.000000	10.345806	3.46%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.332536	9.657682	-6.53%	0
2010*	10.000000	10.332536	3.33%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.119469	9.753521	-3.62%	0
2010*	10.000000	10.119469	1.19%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.070619	9.558548	-5.08%	0
2010*	10.000000	10.070619	0.71%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.431596	8.926997	-5.35%	1,115
2010	9.717764	9.431596	-2.94%	0
2009	9.867431	9.717764	-1.52%	0
2008*	10.000000	9.867431	-1.33%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.456755	8.560718	-9.48%	0
2010	8.411100	9.456755	12.43%	0
2009	6.178691	8.411100	36.13%	18,375
2008	11.118679	6.178691	-44.43%	14,304
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.198886	8.958296	-2.62%	0
2010	8.487665	9.198886	8.38%	0
2009	7.090670	8.487665	19.70%	1,525
2008	10.384489	7.090670	-31.72%	1,524
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.907125	8.331967	-6.46%	0
2010	8.018734	8.907125	11.08%	0
2009	6.047129	8.018734	32.60%	6,455
2008	10.702638	6.047129	-43.50%	5,833
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.728948	8.442127	-13.23%	7,358
2010*	10.000000	9.728948	-2.71%	29,816
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.510161	8.607890	-9.49%	0
2010*	10.000000	9.510161	-4.90%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.580285	7.656181	-10.77%	337
2010	9.108837	8.580285	-5.80%	337
2009	9.718130	9.108837	-6.27%	3,580
2008*	10.000000	9.718130	-2.82%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.254892	8.333945	0.96%	441
2010	7.961324	8.254892	3.69%	441
2009	8.429799	7.961324	-5.56%	7,307
2008	10.621189	8.429799	-20.63%	3,660
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.540910	13.267999	-8.75%	94
2010	13.389767	14.540910	8.60%	94
2009	10.771876	13.389767	24.30%	3,200
2008	18.614401	10.771876	-42.13%	1,404
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.366629	9.393946	-9.38%	1,706
2010*	10.000000	10.366629	3.67%	671

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.402402	-5.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.260870	-7.39%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.126015	12.292574	1.37%	0
2010	10.973563	12.126015	10.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.667185	9.752496	-8.57%	0
2010*	10.000000	10.667185	6.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.397855	10.017435	-3.66%	0
2010*	10.000000	10.397855	3.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.515920	9.915231	-5.71%	0
2010*	10.000000	10.515920	5.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.214518	10.115790	-0.97%	0
2010*	10.000000	10.214518	2.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450303	9.967172	-4.62%	0
2010*	10.000000	10.450303	4.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.581021	9.850124	-6.91%	0
2010*	10.000000	10.581021	5.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.335517	10.065869	-2.61%	0
2010*	10.000000	10.335517	3.36%	447
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.189301	1.89%	246
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.193021	8.482697	-24.21%	0
2010*	10.000000	11.193021	11.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.284614	11.820195	4.75%	0
2010	11.027895	11.284614	2.33%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.846675	11.113294	-6.19%	0
2010	10.588967	11.846675	11.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.328128	10.173913	-1.49%	0
2010*	10.000000	10.328128	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.429110	10.084300	-3.31%	0
2010*	10.000000	10.429110	4.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.190702	11.249751	0.53%	0
2010	10.818284	11.190702	3.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.694727	11.416029	-2.38%	0
2010	10.803196	11.694727	8.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.877775	11.350495	-4.44%	0
2010	10.772010	11.877775	10.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.535368	11.508829	-0.23%	0
2010	10.890974	11.535368	5.92%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.752297	9.523746	-2.34%	11,533
2010	9.986978	9.752297	-2.35%	10,026
2009*	10.000000	9.986978	-0.13%	3,436
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.074113	9.773555	-11.74%	0
2010*	10.000000	11.074113	10.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.549349	8.612240	-18.36%	0
2010*	10.000000	10.549349	5.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.698526	10.109903	-5.50%	0
2010*	10.000000	10.698526	6.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.198672	9.352644	-8.30%	0
2010*	10.000000	10.198672	1.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.153320	10.406914	-6.69%	0
2010*	10.000000	11.153320	11.53%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.709847	10.215861	-4.61%	0
2010*	10.000000	10.709847	7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.205517	11.841561	-2.98%	0
2010	9.966525	12.205517	22.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.755544	15.517732	-7.39%	0
2010	13.556876	16.755544	23.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.320037	15.975828	-7.76%	0
2010	14.149642	17.320037	22.41%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.900430	11.712682	-1.58%	0
2010	10.739770	11.900430	10.81%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.885574	-1.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.468111	-5.32%	1,654
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.168248	10.986474	-9.71%	1,635
2010*	10.000000	12.168248	21.68%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.525260	10.916944	3.72%	0
2010*	10.000000	10.525260	5.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.813641	11.448981	5.88%	2,035
2010*	10.000000	10.813641	8.14%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.810172	11.343905	4.94%	0
2010*	10.000000	10.810172	8.10%	3,350
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.516917	10.602559	0.81%	449
2010*	10.000000	10.516917	5.17%	219
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.753646	-2.46%	55,715
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.933340	-0.67%	0

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.124111	8.297665	-25.41%	0
2010*	10.000000	11.124111	11.24%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.745398	10.280450	-4.33%	206
2010*	10.000000	10.745398	7.45%	3,644
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.811515	10.847849	0.34%	0
2010*	10.000000	10.811515	8.12%	1,118
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.041450	7.871397	-28.71%	0
2010*	10.000000	11.041450	10.41%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.408079	-25.92%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.664759	-23.35%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.911602	7.929441	-11.02%	236
2010*	10.000000	8.911602	-10.88%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.287045	-7.13%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.297806	10.056375	-2.34%	3,637
2010*	10.000000	10.297806	2.98%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.816594	-1.83%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.568597	-4.31%	290
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.935449	8.574630	-21.59%	0
2010*	10.000000	10.935449	9.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.522592	9.362610	-11.02%	0
2010*	10.000000	10.522592	5.23%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.216268	-17.84%	0

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.534055	-4.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.670282	-13.30%	361
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.785430	9.021992	-16.35%	0
2010*	10.000000	10.785430	7.85%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.398264	-16.02%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.861975	7.049561	-20.45%	0
2010*	10.000000	8.861975	-11.38%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.699632	10.600802	-0.92%	864
2010*	10.000000	10.699632	7.00%	691
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.992742	10.976061	-0.15%	1,695
2010*	10.000000	10.992742	9.93%	677
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.321522	3.22%	303
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.224749	-17.75%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.209948	-7.90%	243
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.743056	5.335998	-38.97%	0
2010*	10.000000	8.743056	-12.57%	665
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.749112	-12.51%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.275235	8.942846	8.07%	518
2010*	10.000000	8.275235	-17.25%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.477823	8.428412	-0.58%	1,210
2010*	10.000000	8.477823	-15.22%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.612963	7.529851	-12.58%	0
2010*	10.000000	8.612963	-13.87%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.210559	-7.89%	301
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.451209	-5.49%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.460411	14.660039	40.15%	646
2010*	10.000000	10.460411	4.60%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.302604	10.905676	-3.51%	0
2010*	10.000000	11.302604	13.03%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.329378	5.570129	-24.00%	0
2010*	10.000000	7.329378	-26.71%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.739918	7.40%	12,451
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.980872	4.542085	-24.06%	0
2010	5.418270	5.980872	10.38%	0
2009	5.746204	5.418270	-5.71%	0
2008	10.002653	5.746204	-42.55%	573
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.622054	20.086590	-18.42%	0
2010	19.904697	24.622054	23.70%	96
2009	13.112149	19.904697	51.80%	5,416
2008	24.593761	13.112149	-46.69%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.037060	14.079740	8.00%	197
2010	12.060014	13.037060	8.10%	0
2009	10.436250	12.060014	15.56%	134
2008	12.114332	10.436250	-13.85%	176
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.172999	4.716043	-8.83%	5,506
2010	4.903662	5.172999	5.49%	853
2009	4.501314	4.903662	8.94%	7,285
2008	9.043316	4.501314	-50.22%	2,026

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.616605	17.349409	11.10%	176
2010	13.635623	15.616605	14.53%	0
2009	11.722593	13.635623	16.32%	6,394
2008	15.670239	11.722593	-25.19%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.221115	8.757944	6.53%	543
2010	6.757383	8.221115	21.66%	0
2009	5.055938	6.757383	33.65%	0
2008	13.525195	5.055938	-62.62%	336
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.192416	7.496615	-18.45%	0
2010	8.592467	9.192416	6.98%	0
2009	5.120347	8.592467	67.81%	11,723
2008	10.511203	5.120347	-51.29%	661
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.614574	21.711954	-8.06%	0
2010	20.312283	23.614574	16.26%	0
2009	15.018964	20.312283	35.24%	3,559
2008	28.502312	15.018964	-47.31%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.639015	19.167496	-11.42%	464
2010	17.580167	21.639015	23.09%	109
2009	11.084433	17.580167	58.60%	5,650
2008	26.775422	11.084433	-58.60%	138
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.839081	8.982396	-17.13%	0
2010	12.440337	10.839081	-12.87%	0
2009	9.391633	12.440337	32.46%	569
2008	21.308075	9.391633	-55.92%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.164564	6.783048	-16.92%	1,257
2010	7.310787	8.164564	11.68%	0
2009	6.255647	7.310787	16.87%	13,161
2008	12.331334	6.255647	-49.27%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.960792	15.144302	38.17%	190
2010	10.194637	10.960792	7.52%	8,954
2009	15.250181	10.194637	-33.15%	1,758
2008	10.783492	15.250181	41.42%	2,158
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.710965	12.994776	2.23%	0
2010	12.191504	12.710965	4.26%	0
2009	10.016093	12.191504	21.72%	6,887
2008	13.650849	10.016093	-26.63%	366

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.245324	14.832780	-13.99%	0
2010	14.622491	17.245324	17.94%	0
2009	9.028555	14.622491	61.96%	9,285
2008	16.773773	9.028555	-46.17%	201
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.392727	2.416127	-28.79%	1,509
2010	4.984319	3.392727	-31.93%	2,714
2009	9.222307	4.984319	-45.95%	0
2008	5.871740	9.222307	57.06%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.588954	3.796478	-32.07%	0
2010	6.564336	5.588954	-14.86%	10,519
2009	5.629529	6.564336	16.61%	0
2008	8.260802	5.629529	-31.85%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.229043	3.827005	-9.51%	0
2010	5.797012	4.229043	-27.05%	0
2009	9.172562	5.797012	-36.80%	0
2008	6.987857	9.172562	31.26%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.469593	3.046832	-12.18%	0
2010	4.512996	3.469593	-23.12%	0
2009	7.712988	4.512996	-41.49%	0
2008	5.335867	7.712988	44.55%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.983244	3.593709	-9.78%	0
2010	5.636296	3.983244	-29.33%	0
2009	8.596713	5.636296	-34.44%	0
2008	7.060072	8.596713	21.77%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.856806	4.314010	-11.18%	0
2010	5.989571	4.856806	-18.91%	0
2009	8.466267	5.989571	-29.25%	0
2008	6.226216	8.466267	35.98%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.427165	10.010174	-30.62%	0
2010	12.766188	14.427165	13.01%	0
2009	10.570920	12.766188	20.77%	238
2008	16.151606	10.570920	-34.55%	196
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.666927	13.673561	0.05%	0
2010	10.737279	13.666927	27.28%	0
2009	8.042235	10.737279	33.51%	8,945
2008	16.179283	8.042235	-50.29%	0

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.837226	16.096173	-9.76%	176
2010	13.279262	17.837226	34.32%	413
2009	8.923490	13.279262	48.81%	0
2008	20.235148	8.923490	-55.90%	200
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.384016	14.921674	-3.01%	0
2010	11.507367	15.384016	33.69%	0
2009	5.410377	11.507367	112.69%	574
2008	20.223161	5.410377	-73.25%	592
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.984058	14.950088	-0.23%	168
2010	12.950460	14.984058	15.70%	0
2009	8.724938	12.950460	48.43%	2,507
2008	15.383016	8.724938	-43.28%	147
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.282717	10.889438	-3.49%	0
2010	9.631025	11.282717	17.15%	658
2009	7.278481	9.631025	32.32%	2,736
2008	16.373980	7.278481	-55.55%	1,430
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.544639	18.178369	-25.94%	631
2010	18.203453	24.544639	34.84%	1,526
2009	12.491302	18.203453	45.73%	5,226
2008	20.823104	12.491302	-40.01%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.450040	13.432093	-0.13%	324
2010	11.030549	13.450040	21.93%	877
2009	9.017817	11.030549	22.32%	10,360
2008	15.825766	9.017817	-43.02%	324
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.149756	14.550090	2.83%	369
2010	11.579114	14.149756	22.20%	0
2009	8.221635	11.579114	40.84%	7,231
2008	12.557141	8.221635	-34.53%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.391773	14.056534	-14.25%	309
2010	12.177091	16.391773	34.61%	591
2009	9.354237	12.177091	30.18%	827
2008	19.698843	9.354237	-52.51%	240
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.165822	9.535307	-6.20%	302
2010	8.297085	10.165822	22.52%	0
2009	5.804827	8.297085	42.93%	0
2008	18.570035	5.804827	-68.74%	0

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.094285	10.716185	-3.41%	258
2010	9.086490	11.094285	22.10%	207
2009	6.319804	9.086490	43.78%	2,120
2008	10.755793	6.319804	-41.24%	2,069
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406803	9.840642	-5.44%	6,862
2010	8.857466	10.406803	17.49%	0
2009	5.996934	8.857466	47.70%	1,768
2008	11.961744	5.996934	-49.87%	1,954
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.328916	14.870908	-2.99%	176
2010	11.839994	15.328916	29.47%	0
2009	7.731860	11.839994	53.13%	2,036
2008	12.400701	7.731860	-37.65%	275
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.473546	11.309863	-9.33%	0
2010	10.633013	12.473546	17.31%	0
2009	7.013692	10.633013	51.60%	1,641
2008	12.742631	7.013692	-44.96%	114
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.465096	12.600665	1.09%	0
2010	10.179260	12.465096	22.46%	183
2009	7.781018	10.179260	30.82%	138
2008	12.132400	7.781018	-35.87%	1,692
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.367784	10.052712	-11.57%	220
2010	9.305474	11.367784	22.16%	0
2009	5.872688	9.305474	58.45%	155
2008	10.644713	5.872688	-44.83%	2,098
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.152758	5.752554	-6.50%	0
2010	6.598138	6.152758	-6.75%	1,184
2009	8.028528	6.598138	-17.82%	0
2008	7.788502	8.028528	3.08%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.156930	11.666272	-11.33%	0
2010	12.026099	13.156930	9.40%	0
2009	7.914644	12.026099	51.95%	8,112
2008	14.848504	7.914644	-46.70%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.299508	10.281067	-16.41%	0
2010	10.999173	12.299508	11.82%	0
2009	8.753176	10.999173	25.66%	0
2008	16.399349	8.753176	-46.62%	0

Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.141381	12.274059	-13.20%	0
2010	11.666002	14.141381	21.22%	0
2009	10.177492	11.666002	14.63%	0
2008	13.945240	10.177492	-27.02%	344
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.072618	15.981182	13.56%	199
2010	13.483198	14.072618	4.37%	0
2009	12.133604	13.483198	11.12%	0
2008	17.644166	12.133604	-31.23%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.476052	9.853483	-5.94%	0
2010	11.365576	10.476052	-7.83%	224
2009	10.917948	11.365576	4.10%	0
2008	12.739778	10.917948	-14.30%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.242986	2.43%	450
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.235926	-17.64%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.824990	-11.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.639480	-23.61%	9,392
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.540487	-4.60%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.016397	-9.84%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.560557	5.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.240492	12.318899	0.64%	0
2010	10.986935	12.240492	11.41%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.544329	13.354016	-1.41%	0
2010	12.234856	13.544329	10.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.541558	9.914525	-5.95%	0
2010*	10.000000	10.541558	5.42%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.756175	10.022891	-14.74%	0
2010*	10.000000	11.756175	17.56%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.029306	-9.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.348216	12.137368	-1.71%	0
2010	11.010642	12.348216	12.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.239653	11.943894	-2.42%	0
2010	10.124692	12.239653	20.89%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.342294	9.938900	-3.90%	0
2010*	10.000000	10.342294	3.42%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.329016	9.649450	-6.58%	0
2010*	10.000000	10.329016	3.29%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.116035	9.745233	-3.67%	0
2010*	10.000000	10.116035	1.16%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.067194	9.550406	-5.13%	0
2010*	10.000000	10.067194	0.67%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.421692	8.913065	-5.40%	0
2010	9.712529	9.421692	-2.99%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.437021	8.538482	-9.52%	3,994
2010	8.397839	9.437021	12.37%	4,193
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.179666	8.935020	-2.67%	434
2010	8.474272	9.179666	8.32%	439
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.890398	8.312080	-6.50%	2,319
2010	8.007770	8.890398	11.02%	2,490
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.725631	8.434928	-13.27%	0
2010*	10.000000	9.725631	-2.74%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.506927	8.600568	-9.53%	0
2010*	10.000000	9.506927	-4.93%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.571275	7.644232	-10.82%	0
2010	9.103930	8.571275	-5.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.233398	8.308002	0.91%	0
2010	7.944667	8.233398	3.63%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.484207	13.209508	-8.80%	183
2010	13.344380	14.484207	8.54%	183
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.363102	9.385942	-9.43%	0
2010*	10.000000	10.363102	3.63%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.399217	-6.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.257723	-7.42%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.093497	12.253357	1.32%	0
2010	10.949742	12.093497	10.45%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.663563	9.744197	-8.62%	0
2010*	10.000000	10.663563	6.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.394321	10.008917	-3.71%	0
2010*	10.000000	10.394321	3.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.512360	9.906793	-5.76%	0
2010*	10.000000	10.512360	5.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.211064	10.107208	-1.02%	0
2010*	10.000000	10.211064	2.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446750	9.958696	-4.67%	0
2010*	10.000000	10.446750	4.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.577426	9.841742	-6.96%	0
2010*	10.000000	10.577426	5.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.332009	10.057308	-2.66%	0
2010*	10.000000	10.332009	3.32%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.185848	1.86%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.189225	8.475478	-24.25%	0
2010*	10.000000	11.189225	11.89%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.240590	11.768073	4.69%	0
2010	10.990506	11.240590	2.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.806335	11.069779	-6.24%	0
2010	10.558309	11.806335	11.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.324621	10.165264	-1.54%	0
2010*	10.000000	10.324621	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.425570	10.075730	-3.36%	0
2010*	10.000000	10.425570	4.26%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.152593	11.205722	0.48%	0
2010	10.786961	11.152593	3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.654929	11.371348	-2.43%	0
2010	10.771945	11.654929	8.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.837295	11.306031	-4.49%	0
2010	10.740804	11.837295	10.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.496082	11.463778	-0.28%	0
2010	10.859436	11.496082	5.86%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.747033	9.513748	-2.39%	32,961
2010	9.986698	9.747033	-2.40%	361
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.070358	9.765239	-11.79%	0
2010*	10.000000	11.070358	10.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545780	8.604912	-18.40%	0
2010*	10.000000	10.545780	5.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.694897	10.101304	-5.55%	0
2010*	10.000000	10.694897	6.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.195214	9.344702	-8.34%	0
2010*	10.000000	10.195214	1.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.149529	10.398053	-6.74%	0
2010*	10.000000	11.149529	11.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706206	10.207170	-4.66%	0
2010*	10.000000	10.706206	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.157941	11.789373	-3.03%	0
2010	9.932751	12.157941	22.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.690232	15.449339	-7.43%	0
2010	13.510948	16.690232	23.53%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.252520	15.905411	-7.81%	0
2010	14.101677	17.252520	22.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.854032	11.661064	-1.63%	0
2010	10.703371	11.854032	10.75%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.882221	-1.18%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.464900	-5.35%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.164122	10.977139	-9.76%	0
2010*	10.000000	12.164122	21.64%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521688	10.907666	3.67%	0
2010*	10.000000	10.521688	5.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.809926	11.439204	5.82%	0
2010*	10.000000	10.809926	8.10%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.806504	11.334271	4.88%	0
2010*	10.000000	10.806504	8.07%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.513348	10.593548	0.76%	0
2010*	10.000000	10.513348	5.13%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.750283	-2.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.929965	-0.70%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.120338	8.290598	-25.45%	0
2010*	10.000000	11.120338	11.20%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.741702	10.271664	-4.38%	0
2010*	10.000000	10.741702	7.42%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.807842	10.838624	0.28%	0
2010*	10.000000	10.807842	8.08%	0

ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.037697	7.864694	-28.75%	0
2010*	10.000000	11.037697	10.38%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.405558	-25.94%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.662152	-23.38%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.908577	7.922710	-11.07%	0
2010*	10.000000	8.908577	-10.91%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.283892	-7.16%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.294298	10.047810	-2.39%	0
2010*	10.000000	10.294298	2.94%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.813252	-1.87%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.565352	-4.35%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.931727	8.567319	-21.63%	0
2010*	10.000000	10.931727	9.32%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519020	9.354644	-11.07%	0
2010*	10.000000	10.519020	5.19%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.213464	-17.87%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.530812	-4.69%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.667326	-13.33%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.781765	9.014314	-16.39%	0
2010*	10.000000	10.781765	7.82%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.395403	-16.05%	0

ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.858963	7.043557	-20.49%	0
2010*	10.000000	8.858963	-11.41%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695995	10.591778	-0.97%	0
2010*	10.000000	10.695995	6.96%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.989017	10.966726	-0.20%	0
2010*	10.000000	10.989017	9.89%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.318017	3.18%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.221953	-17.78%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.206819	-7.93%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.740078	5.331441	-39.00%	0
2010*	10.000000	8.740078	-12.60%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.746133	-12.54%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.272424	8.935252	8.01%	0
2010*	10.000000	8.272424	-17.28%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.474940	8.421251	-0.63%	0
2010*	10.000000	8.474940	-15.25%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.610037	7.523457	-12.62%	0
2010*	10.000000	8.610037	-13.90%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.207426	-7.93%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.447997	-5.52%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.456858	14.647584	40.08%	0
2010*	10.000000	10.456858	4.57%	0

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.298775	10.896419	-3.56%	0
2010*	10.000000	11.298775	12.99%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.326883	5.565387	-24.04%	0
2010*	10.000000	7.326883	-26.73%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.736275	7.36%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.957523	4.522032	-24.10%	0
2010	5.399884	5.957523	10.33%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.526086	19.998066	-18.46%	0
2010	19.837262	24.526086	23.64%	83
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.986230	14.017670	7.94%	0
2010	12.019151	12.986230	8.05%	142
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.159094	4.700959	-8.88%	464
2010	4.892985	5.159094	5.44%	464
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.555754	17.272979	11.04%	91
2010	13.589439	15.555754	14.47%	103
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.193129	8.723677	6.48%	768
2010	6.737820	8.193129	21.60%	635
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.156569	7.463562	-18.49%	0
2010	8.563350	9.156569	6.93%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.522499	21.616239	-8.10%	99
2010	20.243440	23.522499	16.20%	66
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.554618	19.082973	-11.47%	0
2010	17.520559	21.554618	23.02%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.796791	8.942777	-17.17%	0
2010	12.398133	10.796791	-12.92%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.132703	6.753123	-16.96%	0
2010	7.285987	8.132703	11.62%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.917821	15.077230	38.10%	186
2010	10.159864	10.917821	7.46%	188
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.661426	12.937517	2.18%	0
2010	12.150199	12.661426	4.21%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.178127	14.767434	-14.03%	0
2010	14.572957	17.178127	17.88%	50
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.381175	2.406678	-28.82%	0
2010	4.969886	3.381175	-31.97%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.567154	3.779744	-32.11%	0
2010	6.542083	5.567154	-14.90%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.214652	3.812027	-9.55%	0
2010	5.780234	4.214652	-27.09%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.456041	3.033385	-12.23%	0
2010	4.497690	3.456041	-23.16%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.969677	3.579632	-9.83%	0
2010	5.619985	3.969677	-29.36%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.837856	4.294989	-11.22%	106
2010	5.969255	4.837856	-18.95%	106
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.370912	9.966025	-30.65%	0
2010	12.722913	14.370912	12.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.613638	13.613298	0.00%	0
2010	10.700886	13.613638	27.22%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.767692	16.025210	-9.81%	90
2010	13.234265	17.767692	34.26%	215

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.324040	14.855897	-3.05%	0
2010	11.468361	15.324040	33.62%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.925674	14.884230	-0.28%	0
2010	12.906593	14.925674	15.64%	131
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.238707	10.841421	-3.53%	137
2010	9.598368	11.238707	17.09%	256
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.448928	18.098216	-25.98%	194
2010	18.141747	24.448928	34.77%	243
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.397624	13.372906	-0.18%	0
2010	10.993172	13.397624	21.87%	137
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.094598	14.485978	2.78%	51
2010	11.539884	14.094598	22.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.327847	13.994551	-14.29%	449
2010	12.135808	16.327847	34.54%	405
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.126179	9.493277	-6.25%	0
2010	8.268953	10.126179	22.46%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.056455	10.674181	-3.46%	0
2010	9.060142	11.056455	22.03%	79
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.371355	9.802105	-5.49%	0
2010	8.831814	10.371355	17.43%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.276668	14.812644	-3.04%	0
2010	11.805686	15.276668	29.40%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.431089	11.265605	-9.38%	0
2010	10.602240	12.431089	17.25%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.422597	12.551286	1.04%	0
2010	10.149747	12.422597	22.39%	0

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.329026	10.013314	-11.61%	0
2010	9.278496	11.329026	22.10%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.136245	5.734182	-6.55%	0
2010	6.583808	6.136245	-6.80%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.105646	11.614868	-11.38%	60
2010	11.985357	13.105646	9.35%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.251562	10.235750	-16.45%	0
2010	10.961909	12.251562	11.76%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.086214	12.219918	-13.25%	0
2010	11.626446	14.086214	21.16%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017778	15.910774	13.50%	51
2010	13.437528	14.017778	4.32%	56
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.447943	9.822018	-5.99%	0
2010	11.340894	10.447943	-7.87%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.239514	2.40%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.233121	-17.67%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.821991	-11.78%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.636867	-23.63%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.537244	-4.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.013328	-9.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.556962	5.57%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.860607	8.912809	0.59%	0
2010	7.957258	8.860607	11.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.670228	9.529475	-1.46%	0
2010	8.739779	9.670228	10.65%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.537980	9.906093	-6.00%	6,679
2010*	10.000000	10.537980	5.38%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.752182	10.014356	-14.79%	0
2010*	10.000000	11.752182	17.52%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.026239	-9.74%	2,357
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.843956	8.688495	-1.76%	867
2010	7.890012	8.843956	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.759086	9.518387	-2.47%	1,701
2010	8.076895	9.759086	20.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338785	9.930443	-3.95%	742
2010*	10.000000	10.338785	3.39%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.325515	9.641258	-6.63%	0
2010*	10.000000	10.325515	3.26%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.112592	9.736928	-3.71%	0
2010*	10.000000	10.112592	1.13%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.063777	9.542294	-5.18%	0
2010*	10.000000	10.063777	0.64%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.411778	8.899134	-5.45%	0
2010	9.707276	9.411778	-3.04%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.417335	8.516319	-9.57%	103,425
2010	8.384617	9.417335	12.32%	110,932
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160542	8.911834	-2.71%	12,757
2010	8.460939	9.160542	8.27%	2,968
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.873672	8.292204	-6.55%	36,845
2010	7.996803	8.873672	10.97%	40,751
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.722337	8.427759	-13.32%	0
2010*	10.000000	9.722337	-2.78%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.503702	8.593252	-9.58%	0
2010*	10.000000	9.503702	-4.96%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.562274	7.632298	-10.86%	144
2010	9.099021	8.562274	-5.90%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.038078	8.106764	0.85%	374
2010	7.760161	8.038078	3.58%	237
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.677080	8.820928	-8.85%	0
2010	8.920119	9.677080	8.49%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.359589	9.377960	-9.48%	22,176
2010*	10.000000	10.359589	3.60%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.396014	-6.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.254575	-7.45%	3,940
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.821365	11.971500	1.27%	3,252
2010	10.708827	11.821365	10.39%	7,771

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.659947	9.735903	-8.67%	0
2010*	10.000000	10.659947	6.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.390801	10.000417	-3.76%	7,664
2010*	10.000000	10.390801	3.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.508789	9.898370	-5.81%	0
2010*	10.000000	10.508789	5.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.207595	10.098598	-1.07%	0
2010*	10.000000	10.207595	2.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443210	9.950232	-4.72%	0
2010*	10.000000	10.443210	4.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573840	9.833381	-7.00%	0
2010*	10.000000	10.573840	5.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.328500	10.048757	-2.71%	0
2010*	10.000000	10.328500	3.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.182390	1.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.185422	8.468265	-24.29%	0
2010*	10.000000	11.185422	11.85%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.367777	11.895142	4.64%	3,901
2010	11.120549	11.367777	2.22%	1,602
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.705696	9.095538	-6.29%	0
2010	8.684170	9.705696	11.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.321120	10.156620	-1.59%	0
2010*	10.000000	10.321120	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.422030	10.067162	-3.40%	0
2010*	10.000000	10.422030	4.22%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.663333	10.708650	0.42%	0
2010	10.319028	10.663333	3.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.315436	10.059318	-2.48%	0
2010	9.538823	10.315436	8.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.036766	9.581399	-4.54%	0
2010	9.111709	10.036766	10.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.565578	10.530502	-0.33%	0
2010	9.985574	10.565578	5.81%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.741767	9.503749	-2.44%	91,117
2010	9.986418	9.741767	-2.45%	67,528
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.066603	9.756930	-11.83%	0
2010*	10.000000	11.066603	10.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.542196	8.597582	-18.45%	0
2010*	10.000000	10.542196	5.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.691268	10.092714	-5.60%	0
2010*	10.000000	10.691268	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.191742	9.336731	-8.39%	0
2010*	10.000000	10.191742	1.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.145747	10.389219	-6.79%	0
2010*	10.000000	11.145747	11.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.702571	10.198486	-4.71%	0
2010*	10.000000	10.702571	7.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.160096	7.908679	-3.08%	0
2010	6.670015	8.160096	22.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758364	9.028218	-7.48%	0
2010	7.903560	9.758364	23.47%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.010895	9.224508	-7.86%	0
2010	8.186792	10.010895	22.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.835696	8.687414	-1.68%	0
2010	7.982115	8.835696	10.69%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.878864	-1.21%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.461672	-5.38%	11,142
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.159995	10.967800	-9.80%	379
2010*	10.000000	12.159995	21.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.518116	10.898398	3.62%	0
2010*	10.000000	10.518116	5.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.806207	11.429428	5.77%	0
2010*	10.000000	10.806207	8.06%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.802830	11.324620	4.83%	0
2010*	10.000000	10.802830	8.03%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.509776	10.584541	0.71%	0
2010*	10.000000	10.509776	5.10%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.746934	-2.53%	8,956
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.926600	-0.73%	2,193
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.116571	8.283552	-25.48%	0
2010*	10.000000	11.116571	11.17%	509
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.738011	10.262886	-4.42%	1,580
2010*	10.000000	10.738011	7.38%	998
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.804171	10.829408	0.23%	0
2010*	10.000000	10.804171	8.04%	1,476

ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.033950	7.858002	-28.78%	0
2010*	10.000000	11.033950	10.34%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.403034	-25.97%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.659535	-23.40%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.905549	7.915960	-11.11%	0
2010*	10.000000	8.905549	-10.94%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.280736	-7.19%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.290809	10.039275	-2.44%	27,175
2010*	10.000000	10.290809	2.91%	17,064
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.809914	-1.90%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.562096	-4.38%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.928021	8.560029	-21.67%	0
2010*	10.000000	10.928021	9.28%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.515448	9.346673	-11.11%	0
2010*	10.000000	10.515448	5.15%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.210669	-17.89%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.527571	-4.72%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.664387	-13.36%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.778111	9.006649	-16.44%	0
2010*	10.000000	10.778111	7.78%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.392539	-16.07%	0

ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.855953	7.037556	-20.53%	0
2010*	10.000000	8.855953	-11.44%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.692363	10.582764	-1.03%	6,452
2010*	10.000000	10.692363	6.92%	5,741
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.985279	10.957397	-0.25%	0
2010*	10.000000	10.985279	9.85%	1,447
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.314509	3.15%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.219155	-17.81%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.203691	-7.96%	2,447
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.737106	5.326905	-39.03%	0
2010*	10.000000	8.737106	-12.63%	894
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.743159	-12.57%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.269616	8.927651	7.96%	1,969
2010*	10.000000	8.269616	-17.30%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.472058	8.414091	-0.68%	4,442
2010*	10.000000	8.472058	-15.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.607107	7.517043	-12.66%	295
2010*	10.000000	8.607107	-13.93%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.204296	-7.96%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.444783	-5.55%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.453310	14.635127	40.00%	308
2010*	10.000000	10.453310	4.53%	0

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.294937	10.887140	-3.61%	0
2010*	10.000000	11.294937	12.95%	230
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.324392	5.560648	-24.08%	0
2010*	10.000000	7.324392	-26.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.732626	7.33%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.526398	3.433989	-24.13%	2,223
2010	4.104812	4.526398	10.27%	2,223
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.498070	11.815375	-18.50%	1,022
2010	11.732376	14.498070	23.57%	5,452
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.823421	10.598252	7.89%	0
2010	9.096533	9.823421	7.99%	4,299
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.272330	5.712419	-8.93%	1,875
2010	5.951846	6.272330	5.38%	2,727
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.164521	13.500483	10.98%	738
2010	10.632320	12.164521	14.41%	541
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.617169	8.106275	6.42%	4,997
2010	6.267369	7.617169	21.54%	2,993
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.412373	6.038772	-18.53%	731
2010	6.935705	7.412373	6.87%	2,071
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.335335	10.411397	-8.15%	3,384
2010	9.760164	11.335335	16.14%	2,505
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.045757	9.774146	-11.51%	1,443
2010	8.983084	11.045757	22.96%	2,857
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.672207	5.523629	-17.21%	0
2010	7.665739	6.672207	-12.96%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.747651	4.770216	-17.01%	892
2010	5.151878	5.747651	11.56%	892
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.452117	14.426719	38.03%	630
2010	9.731483	10.452117	7.41%	405
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.580852	9.784760	2.13%	252
2010	9.198723	9.580852	4.15%	252
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.529073	9.906062	-14.08%	0
2010	9.785627	11.529073	17.82%	1,636
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.191045	2.981611	-28.86%	3,263
2010	6.163463	4.191045	-32.00%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.558828	4.450751	-32.14%	0
2010	7.711375	6.558828	-14.95%	1,196
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.673302	5.128705	-9.60%	639
2010	7.784729	5.673302	-27.12%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.485012	4.811761	-12.27%	448
2010	7.141847	5.485012	-23.20%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.383542	4.852105	-9.87%	900
2010	7.625551	5.383542	-29.40%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.117727	6.315784	-11.27%	7,829
2010	8.786818	7.117727	-19.00%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.111549	5.622363	-30.69%	0
2010	7.185037	8.111549	12.90%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.079370	9.074506	-0.05%	566
2010	7.140407	9.079370	27.15%	566
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939636	8.058798	-9.85%	7,050
2010	6.662095	8.939636	34.19%	14,846

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.475374	9.181212	-3.10%	768
2010	7.094903	9.475374	33.55%	768
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.389613	11.352182	-0.33%	1,048
2010	9.853923	11.389613	15.58%	3,861
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.557314	7.286443	-3.58%	4,191
2010	6.457588	7.557314	17.03%	10,548
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.852353	10.988762	-26.01%	6,628
2010	11.026475	14.852353	34.70%	8,986
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.897936	7.879342	-0.24%	0
2010	6.483824	7.897936	21.81%	3,928
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.001792	10.274261	2.72%	1,422
2010	8.193108	10.001792	22.08%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.958488	6.817713	-14.33%	8,664
2010	5.918240	7.958488	34.47%	6,697
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.118222	5.732883	-6.30%	8,101
2010	4.998640	6.118222	22.40%	5,190
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.592174	10.220731	-3.51%	597
2010	8.684130	10.592174	21.97%	3,553
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.861227	8.370577	-5.54%	680
2010	7.549705	8.861227	17.37%	316
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.600221	12.211247	-3.09%	518
2010	9.742335	12.600221	29.33%	247
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.799266	8.875984	-9.42%	0
2010	8.361889	9.799266	17.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.069631	10.168742	0.98%	500
2010	8.231492	10.069631	22.33%	500

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.852796	7.820660	-11.66%	2,282
2010	7.254162	8.852796	22.04%	332
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.051863	5.652449	-6.60%	406
2010	6.496604	6.051863	-6.85%	2,572
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.430360	8.353375	-11.42%	1,671
2010	8.628673	9.430360	9.29%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.537511	7.129137	-16.50%	0
2010	7.642716	8.537511	11.71%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.941929	7.753240	-13.29%	0
2010	7.384253	8.941929	21.09%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.058517	11.411015	13.45%	1,716
2010	9.647082	10.058517	4.26%	1,380
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645588	10.002696	-6.04%	0
2010	11.561374	10.645588	-7.92%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.236034	2.36%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.230326	-17.70%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.818984	-11.81%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.634275	-23.66%	1,662
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.534001	-4.66%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.010263	-9.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.553384	5.53%	20,424
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.838503	8.886041	0.54%	0
2010	7.941480	8.838503	11.30%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.646136	9.500874	-1.51%	0
2010	8.722469	9.646136	10.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.534391	9.897656	-6.04%	0
2010*	10.000000	10.534391	5.34%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.748196	10.005843	-14.83%	0
2010*	10.000000	11.748196	17.48%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.023166	-9.77%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.821917	8.662414	-1.81%	0
2010	7.874379	8.821917	12.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.734745	9.489796	-2.52%	0
2010	8.060874	9.734745	20.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.335263	9.921983	-4.00%	0
2010*	10.000000	10.335263	3.35%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322008	9.633044	-6.67%	458
2010*	10.000000	10.322008	3.22%	470
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109159	9.728638	-3.76%	0
2010*	10.000000	10.109159	1.09%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.060364	9.534175	-5.23%	0
2010*	10.000000	10.060364	0.60%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.401895	8.885245	-5.50%	0
2010	9.702058	9.401895	-3.09%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.397694	8.494200	-9.61%	23,844
2010	8.371415	9.397694	12.26%	22,725
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.141456	8.888722	-2.76%	56,055
2010	8.447642	9.141456	8.21%	39,681
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.857012	8.272390	-6.60%	20,448
2010	7.985882	8.857012	10.91%	20,151
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.719027	8.420580	-13.36%	57,331
2010*	10.000000	9.719027	-2.81%	5,434
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.500472	8.585942	-9.63%	1,630
2010*	10.000000	9.500472	-5.00%	1,630
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.553267	7.620377	-10.91%	0
2010	9.094112	8.553267	-5.95%	2,682
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.018027	8.082407	0.80%	0
2010	7.744778	8.018027	3.53%	3,597
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.652953	8.794436	-8.89%	0
2010	8.902440	9.652953	8.43%	1,125
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356074	9.369982	-9.52%	2,106
2010*	10.000000	10.356074	3.56%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.392816	-6.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.251430	-7.49%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.791909	11.935574	1.22%	0
2010	10.687624	11.791909	10.33%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.656326	9.727618	-8.72%	0
2010*	10.000000	10.656326	6.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387259	9.991890	-3.81%	444
2010*	10.000000	10.387259	3.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505217	9.889941	-5.86%	0
2010*	10.000000	10.505217	5.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.204128	10.090008	-1.12%	0
2010*	10.000000	10.204128	2.04%	12,534
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439662	9.941754	-4.77%	4,360
2010*	10.000000	10.439662	4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570239	9.825004	-7.05%	0
2010*	10.000000	10.570239	5.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.324996	10.040209	-2.76%	0
2010*	10.000000	10.324996	3.25%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.178930	1.79%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.181627	8.461057	-24.33%	0
2010*	10.000000	11.181627	11.82%	202
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.339457	11.859455	4.59%	0
2010	11.098536	11.339457	2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.681506	9.068224	-6.33%	0
2010	8.666960	9.681506	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.317608	10.147973	-1.64%	438
2010*	10.000000	10.317608	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.418483	10.058591	-3.45%	0
2010*	10.000000	10.418483	4.18%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.636782	10.676522	0.37%	413
2010	10.298611	10.636782	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289693	10.029076	-2.53%	6,607
2010	9.519890	10.289693	8.09%	6,607
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.011726	9.552615	-4.59%	0
2010	9.093638	10.011726	10.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.539230	10.498866	-0.38%	0
2010	9.965779	10.539230	5.75%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.736499	9.493753	-2.49%	20,868
2010	9.986137	9.736499	-2.50%	29,148
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.062841	9.748619	-11.88%	0
2010*	10.000000	11.062841	10.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.538615	8.590256	-18.49%	0
2010*	10.000000	10.538615	5.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.687639	10.084130	-5.65%	0
2010*	10.000000	10.687639	6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.188284	9.328785	-8.44%	0
2010*	10.000000	10.188284	1.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.141957	10.380360	-6.84%	0
2010*	10.000000	11.141957	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.698933	10.189794	-4.76%	0
2010*	10.000000	10.698933	6.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.139726	7.884896	-3.13%	0
2010	6.656770	8.139726	22.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.734021	9.001092	-7.53%	0
2010	7.887867	9.734021	23.40%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.985910	9.196784	-7.90%	0
2010	8.170543	9.985910	22.22%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.813680	8.661330	-1.73%	0
2010	7.966295	8.813680	10.64%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.875503	-1.24%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.458470	-5.42%	2,191
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.155868	10.958474	-9.85%	0
2010*	10.000000	12.155868	21.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.514541	10.889116	3.56%	1,041
2010*	10.000000	10.514541	5.15%	211
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.802492	11.419654	5.71%	195
2010*	10.000000	10.802492	8.02%	204
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.799156	11.314990	4.78%	0
2010*	10.000000	10.799156	7.99%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.506208	10.575541	0.66%	0
2010*	10.000000	10.506208	5.06%	219
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.743583	-2.56%	23,786
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.923217	-0.77%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.112792	8.276495	-25.52%	0
2010*	10.000000	11.112792	11.13%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.734319	10.254118	-4.47%	0
2010*	10.000000	10.734319	7.34%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.800504	10.820197	0.18%	0
2010*	10.000000	10.800504	8.01%	0

ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.030215	7.851319	-28.82%	0
2010*	10.000000	11.030215	10.30%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.400513	-25.99%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.656923	-23.43%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.902511	7.909222	-11.16%	0
2010*	10.000000	8.902511	-10.97%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.277573	-7.22%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.287304	10.030718	-2.49%	0
2010*	10.000000	10.287304	2.87%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.806589	-1.93%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.558847	-4.41%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.924308	8.552733	-21.71%	0
2010*	10.000000	10.924308	9.24%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.511876	9.338719	-11.16%	0
2010*	10.000000	10.511876	5.12%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.207875	-17.92%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.524334	-4.76%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.661432	-13.39%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774448	8.998973	-16.48%	0
2010*	10.000000	10.774448	7.74%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.389692	-16.10%	0

ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.852938	7.031564	-20.57%	0
2010*	10.000000	8.852938	-11.47%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.688724	10.573761	-1.08%	0
2010*	10.000000	10.688724	6.89%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.981549	10.948064	-0.30%	0
2010*	10.000000	10.981549	9.82%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.311012	3.11%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.216356	-17.84%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.200553	-7.99%	406
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.734123	5.322351	-39.06%	0
2010*	10.000000	8.734123	-12.66%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.740182	-12.60%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.266799	8.920062	7.90%	0
2010*	10.000000	8.266799	-17.33%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.469174	8.406932	-0.73%	758
2010*	10.000000	8.469174	-15.31%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.604183	7.510655	-12.71%	0
2010*	10.000000	8.604183	-13.96%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.201162	-7.99%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.441582	-5.58%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.449755	14.622682	39.93%	0
2010*	10.000000	10.449755	4.50%	0

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.291101	10.877873	-3.66%	0
2010*	10.000000	11.291101	12.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.321893	5.555906	-24.12%	0
2010*	10.000000	7.321893	-26.78%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.728981	7.29%	5,035
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.515103	3.423659	-24.17%	0
2010	4.096667	4.515103	10.21%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.461948	11.779909	-18.55%	862
2010	11.709139	14.461948	23.51%	1,137
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.798900	10.566387	7.83%	1,571
2010	9.078481	9.798900	7.94%	208
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.256685	5.695264	-8.97%	0
2010	5.940041	6.256685	5.33%	5,592
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.134208	13.459959	10.93%	2,997
2010	10.611251	12.134208	14.35%	3,261
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.598172	8.081925	6.37%	4,297
2010	6.254939	7.598172	21.47%	626
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.393902	6.020643	-18.57%	1,497
2010	6.921960	7.393902	6.82%	1,704
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.307048	10.380089	-8.20%	3,019
2010	9.740797	11.307048	16.08%	1,875
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.018190	9.744757	-11.56%	2,213
2010	8.965253	11.018190	22.90%	19
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.655566	5.507027	-17.26%	0
2010	7.650541	6.655566	-13.01%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.733284	4.755849	-17.05%	1,872
2010	5.141647	5.733284	11.51%	2,095
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.425821	14.383084	37.96%	1,038
2010	9.711973	10.425821	7.35%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.556982	9.755398	2.08%	863
2010	9.180502	9.556982	4.10%	965
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.500305	9.876291	-14.12%	2,813
2010	9.766206	11.500305	17.76%	3,143
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.180579	2.972637	-28.89%	2,230
2010	6.151243	4.180579	-32.04%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.542461	4.437367	-32.18%	0
2010	7.696084	6.542461	-14.99%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.659168	5.113317	-9.65%	0
2010	7.769311	5.659168	-27.16%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.471349	4.797325	-12.32%	0
2010	7.127708	5.471349	-23.24%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.370116	4.837529	-9.92%	1,076
2010	7.610453	5.370116	-29.44%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.099968	6.296810	-11.31%	574
2010	8.769400	7.099968	-19.04%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.091362	5.605493	-30.72%	0
2010	7.170800	8.091362	12.84%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.056704	9.047211	-0.10%	4,609
2010	7.126234	9.056704	27.09%	5,019
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.917357	8.034607	-9.90%	4,426
2010	6.648893	8.917357	34.12%	931

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451700	9.153591	-3.15%	0
2010	7.080801	9.451700	33.48%	503
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.361200	11.318075	-0.38%	0
2010	9.834368	11.361200	15.53%	134
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.538451	7.264536	-3.63%	817
2010	6.444759	7.538451	16.97%	980
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.815294	10.955726	-26.05%	5,338
2010	11.004604	14.815294	34.63%	6,384
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.878223	7.855652	-0.29%	5,060
2010	6.470954	7.878223	21.75%	10,019
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.976873	10.243436	2.67%	1,268
2010	8.176884	9.976873	22.01%	1,347
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.938619	6.797208	-14.38%	1,588
2010	5.906485	7.938619	34.41%	550
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.102955	5.715646	-6.35%	908
2010	4.988715	6.102955	22.34%	798
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.565773	10.190031	-3.56%	2,777
2010	8.666915	10.565773	21.91%	3,134
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.839095	8.345394	-5.59%	3,269
2010	7.534714	8.839095	17.31%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.568824	12.174581	-3.14%	2,684
2010	9.723032	12.568824	29.27%	2,886
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.774845	8.849326	-9.47%	0
2010	8.345323	9.774845	17.13%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.044511	10.138195	0.93%	0
2010	8.215164	10.044511	22.27%	0

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.830718	7.797169	-11.70%	0
2010	7.239781	8.830718	21.97%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.036766	5.635459	-6.65%	0
2010	6.483726	6.036766	-6.89%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.406829	8.328266	-11.47%	1,257
2010	8.611549	9.406829	9.24%	1,323
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.516204	7.107712	-16.54%	0
2010	7.627552	8.516204	11.65%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.919631	7.729943	-13.34%	4,295
2010	7.369610	8.919631	21.03%	4,666
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.033406	11.376712	13.39%	2,174
2010	9.627944	10.033406	4.21%	2,338
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619056	9.972669	-6.09%	0
2010	11.538469	10.619056	-7.97%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.232548	2.33%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.227511	-17.72%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.815981	-11.84%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.631663	-23.68%	3,592
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.530769	-4.69%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.007192	-9.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.549793	5.50%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.816468	8.859346	0.49%	0
2010	7.925733	8.816468	11.24%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.622078	9.472319	-1.56%	0
2010	8.705168	9.622078	10.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.530819	9.889236	-6.09%	0
2010*	10.000000	10.530819	5.31%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.744198	9.997316	-14.87%	0
2010*	10.000000	11.744198	17.44%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.020097	-9.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.799876	8.636346	-1.86%	0
2010	7.858728	8.799876	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.710449	9.461264	-2.57%	0
2010	8.044875	9.710449	20.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.331754	9.913536	-4.05%	0
2010*	10.000000	10.331754	3.32%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318504	9.624860	-6.72%	0
2010*	10.000000	10.318504	3.19%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.105728	9.720371	-3.81%	0
2010*	10.000000	10.105728	1.06%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.056941	9.526055	-5.28%	0
2010*	10.000000	10.056941	0.57%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.391997	8.871353	-5.54%	0
2010	9.696821	9.391997	-3.14%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.378043	8.472097	-9.66%	0
2010	8.358197	9.378043	12.20%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.122354	8.865599	-2.81%	0
2010	8.434308	9.122354	8.16%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.840338	8.252600	-6.65%	0
2010	7.974931	8.840338	10.85%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.715727	8.413418	-13.40%	0
2010*	10.000000	9.715727	-2.84%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.497243	8.578625	-9.67%	0
2010*	10.000000	9.497243	-5.03%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.544265	7.608455	-10.95%	259
2010	9.089212	8.544265	-6.00%	291
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.998011	8.058109	0.75%	815
2010	7.729406	7.998011	3.48%	918
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.628882	8.768004	-8.94%	733
2010	8.884787	9.628882	8.37%	826
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.352549	9.362001	-9.57%	0
2010*	10.000000	10.352549	3.53%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.389622	-6.10%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.248277	-7.52%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.762505	11.899722	1.17%	0
2010	10.666431	11.762505	10.28%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.652696	9.719334	-8.76%	0
2010*	10.000000	10.652696	6.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.383734	9.983381	-3.86%	0
2010*	10.000000	10.383734	3.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.501648	9.881527	-5.90%	0
2010*	10.000000	10.501648	5.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.200654	10.081417	-1.17%	0
2010*	10.000000	10.200654	2.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436112	9.933291	-4.82%	0
2010*	10.000000	10.436112	4.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.566659	9.816640	-7.10%	0
2010*	10.000000	10.566659	5.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.321481	10.031663	-2.81%	0
2010*	10.000000	10.321481	3.21%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.175469	1.75%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.177837	8.453847	-24.37%	0
2010*	10.000000	11.177837	11.78%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.311175	11.823825	4.53%	0
2010	11.076528	11.311175	2.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.657326	9.040958	-6.38%	0
2010	8.649746	9.657326	11.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.314115	10.139340	-1.69%	0
2010*	10.000000	10.314115	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.414950	10.050025	-3.50%	0
2010*	10.000000	10.414950	4.15%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.610234	10.644433	0.32%	0
2010	10.278177	10.610234	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.264043	9.998961	-2.58%	0
2010	9.501015	10.264043	8.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.986757	9.523912	-4.63%	0
2010	9.075606	9.986757	10.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.512958	10.467337	-0.43%	0
2010	9.946034	10.512958	5.70%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.731228	9.483758	-2.54%	555
2010	9.985856	9.731228	-2.55%	517
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.059091	9.740325	-11.92%	0
2010*	10.000000	11.059091	10.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535031	8.582930	-18.53%	0
2010*	10.000000	10.535031	5.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.684010	10.075553	-5.70%	0
2010*	10.000000	10.684010	6.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.184812	9.320838	-8.48%	0
2010*	10.000000	10.184812	1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.138179	10.371535	-6.88%	0
2010*	10.000000	11.138179	11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695297	10.181113	-4.81%	0
2010*	10.000000	10.695297	6.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.119423	7.861204	-3.18%	0
2010	6.643576	8.119423	22.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.709719	8.974024	-7.58%	0
2010	7.872216	9.709719	23.34%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.960996	9.169129	-7.95%	0
2010	8.154335	9.960996	22.16%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.791686	8.635295	-1.78%	0
2010	7.950489	8.791686	10.58%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.872156	-1.28%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.455247	-5.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.151742	10.949146	-9.90%	0
2010*	10.000000	12.151742	21.52%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.510965	10.879845	3.51%	0
2010*	10.000000	10.510965	5.11%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.798772	11.409879	5.66%	0
2010*	10.000000	10.798772	7.99%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.795487	11.305357	4.72%	0
2010*	10.000000	10.795487	7.95%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.502631	10.566529	0.61%	0
2010*	10.000000	10.502631	5.03%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.740228	-2.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.919841	-0.80%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.109019	8.269449	-25.56%	0
2010*	10.000000	11.109019	11.09%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.730617	10.245334	-4.52%	0
2010*	10.000000	10.730617	7.31%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.796842	10.810988	0.13%	0
2010*	10.000000	10.796842	7.97%	0

ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.026459	7.844624	-28.86%	0
2010*	10.000000	11.026459	10.26%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.397975	-26.02%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.654319	-23.46%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.899490	7.902488	-11.20%	0
2010*	10.000000	8.899490	-11.01%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.274418	-7.26%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.283817	10.022189	-2.54%	0
2010*	10.000000	10.283817	2.84%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.803242	-1.97%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.555596	-4.44%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.920598	8.545442	-21.75%	0
2010*	10.000000	10.920598	9.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.508303	9.330765	-11.21%	0
2010*	10.000000	10.508303	5.08%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.205078	-17.95%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.521091	-4.79%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.658482	-13.42%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.770790	8.991302	-16.52%	0
2010*	10.000000	10.770790	7.71%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.386833	-16.13%	0

ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.849932	7.025572	-20.61%	0
2010*	10.000000	8.849932	-11.50%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.685102	10.564769	-1.13%	0
2010*	10.000000	10.685102	6.85%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.977827	10.938750	-0.36%	0
2010*	10.000000	10.977827	9.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.307498	3.07%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.213558	-17.86%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.197429	-8.03%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.731148	5.317814	-39.09%	0
2010*	10.000000	8.731148	-12.69%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.737203	-12.63%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.263983	8.912454	7.85%	0
2010*	10.000000	8.263983	-17.36%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.466295	8.399778	-0.79%	0
2010*	10.000000	8.466295	-15.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.601251	7.504244	-12.75%	0
2010*	10.000000	8.601251	-13.99%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.198036	-8.02%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.438362	-5.62%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446203	14.610229	39.86%	0
2010*	10.000000	10.446203	4.46%	0

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.287275	10.868623	-3.71%	0
2010*	10.000000	11.287275	12.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.319396	5.551164	-24.16%	0
2010*	10.000000	7.319396	-26.81%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.725330	7.25%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.503805	3.413348	-24.21%	0
2010	4.088515	4.503805	10.16%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.425828	11.744465	-18.59%	0
2010	11.685875	14.425828	23.45%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.774454	10.534636	7.78%	0
2010	9.060469	9.774454	7.88%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.241077	5.678151	-9.02%	155
2010	5.928253	6.241077	5.28%	175
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.103950	13.419527	10.87%	0
2010	10.590225	12.103950	14.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.579202	8.057620	6.31%	0
2010	6.242515	7.579202	21.41%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.375451	6.002532	-18.61%	0
2010	6.908232	7.375451	6.76%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.278830	10.348879	-8.25%	0
2010	9.721472	11.278830	16.02%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990678	9.715447	-11.60%	0
2010	8.947458	10.990678	22.84%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.638950	5.490462	-17.30%	0
2010	7.635348	6.638950	-13.05%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.718976	4.741556	-17.09%	0
2010	5.131439	5.718976	11.45%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.399562	14.339516	37.89%	399
2010	9.692483	10.399562	7.30%	449
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.533143	9.726079	2.02%	0
2010	9.162292	9.533143	4.05%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.471631	9.846614	-14.17%	0
2010	9.746843	11.471631	17.70%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.170142	2.963701	-28.93%	0
2010	6.139034	4.170142	-32.07%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.526130	4.424030	-32.21%	0
2010	7.680819	6.526130	-15.03%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.645027	5.097929	-9.69%	0
2010	7.753892	5.645027	-27.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.457694	4.782900	-12.36%	0
2010	7.113581	5.457694	-23.28%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.356714	4.822990	-9.96%	0
2010	7.595357	5.356714	-29.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.082257	6.277894	-11.36%	0
2010	8.752026	7.082257	-19.08%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.071152	5.588619	-30.76%	0
2010	7.156558	8.071152	12.78%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.034134	9.020047	-0.16%	0
2010	7.112109	9.034134	27.02%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.895090	8.010433	-9.95%	0
2010	6.635688	8.895090	34.05%	0

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.428105	9.126057	-3.20%	0
2010	7.066735	9.428105	33.42%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.332834	11.284040	-0.43%	864
2010	9.814844	11.332834	15.47%	974
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.519636	7.242682	-3.68%	1,284
2010	6.431975	7.519636	16.91%	1,446
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.778297	10.922776	-26.09%	0
2010	10.982743	14.778297	34.56%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.858546	7.832022	-0.34%	0
2010	6.458096	7.858546	21.69%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.951955	10.212613	2.62%	0
2010	8.160644	9.951955	21.95%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.918789	6.776753	-14.42%	0
2010	5.894750	7.918789	34.34%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.087704	5.698450	-6.39%	0
2010	4.978810	6.087704	22.27%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.539405	10.159397	-3.61%	0
2010	8.649722	10.539405	21.85%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.817028	8.320298	-5.63%	0
2010	7.519760	8.817028	17.25%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.537480	12.138006	-3.19%	0
2010	9.703749	12.537480	29.20%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.750427	8.822708	-9.51%	0
2010	8.328737	9.750427	17.07%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.019442	10.107720	0.88%	0
2010	8.198863	10.019442	22.21%	0

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.808660	7.773696	-11.75%	0
2010	7.225395	8.808660	21.91%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.021715	5.618539	-6.70%	0
2010	6.470874	6.021715	-6.94%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.383392	8.303260	-11.51%	0
2010	8.594477	9.383392	9.18%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.494979	7.086363	-16.58%	0
2010	7.612446	8.494979	11.59%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.897374	7.706700	-13.38%	0
2010	7.354983	8.897374	20.97%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.008411	11.342568	13.33%	0
2010	9.608865	10.008411	4.16%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.592559	9.942688	-6.14%	0
2010	11.515584	10.592559	-8.02%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.229074	2.29%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.224712	-17.75%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.812988	-11.87%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.629066	-23.71%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.527521	-4.72%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.001059	-9.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.542625	5.43%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.772492	8.806121	0.38%	0
2010	7.894295	8.772492	11.12%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574074	9.415416	-1.66%	0
2010	8.670638	9.574074	10.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.523654	9.872381	-6.19%	0
2010*	10.000000	10.523654	5.24%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.736212	9.980294	-14.96%	0
2010*	10.000000	11.736212	17.36%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.013953	-9.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.755984	8.584463	-1.96%	0
2010	7.827563	8.755984	11.86%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.662031	9.404445	-2.67%	0
2010	8.012976	9.662031	20.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.324731	9.896649	-4.15%	0
2010*	10.000000	10.324731	3.25%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.311471	9.608441	-6.82%	0
2010*	10.000000	10.311471	3.11%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.098855	9.703813	-3.91%	0
2010*	10.000000	10.098855	0.99%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.050100	9.509823	-5.38%	0
2010*	10.000000	10.050100	0.50%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.372229	8.843620	-5.64%	0
2010	9.686344	9.372229	-3.24%	0
2009	9.865852	9.686344	-1.82%	0
2008*	10.000000	9.865852	-1.34%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.338888	8.428079	-9.75%	0
2010	8.331844	9.338888	12.09%	0
2009	6.139337	8.331844	35.71%	0
2008	11.082001	6.139337	-44.60%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.084237	8.819526	-2.91%	0
2010	8.407701	9.084237	8.05%	0
2009	7.045526	8.407701	19.33%	0
2008	10.350229	7.045526	-31.93%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.807073	8.213127	-6.74%	0
2010	7.953070	8.807073	10.74%	0
2009	6.016109	7.953070	32.20%	0
2008	10.680644	6.016109	-43.67%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.709107	8.399074	-13.49%	0
2010*	10.000000	9.709107	-2.91%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.490779	8.564004	-9.77%	0
2010*	10.000000	9.490779	-5.09%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.526295	7.584670	-11.04%	0
2010	9.079404	8.526295	-6.09%	0
2009	9.716574	9.079404	-6.56%	0
2008*	10.000000	9.716574	-2.83%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.958155	8.009749	0.65%	0
2010	7.698778	7.958155	3.37%	0
2009	8.176939	7.698778	-5.85%	0
2008	10.334370	8.176939	-20.88%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.580863	8.715359	-9.03%	0
2010	8.849542	9.580863	8.26%	0
2009	7.141265	8.849542	23.92%	0
2008	12.378636	7.141265	-42.31%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.345517	9.346044	-9.66%	0
2010*	10.000000	10.345517	3.46%	0

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.383235	-6.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.241975	-7.58%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.703863	11.828279	1.06%	0
2010	10.624161	11.703863	10.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645449	9.702767	-8.86%	0
2010*	10.000000	10.645449	6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.376675	9.966392	-3.95%	0
2010*	10.000000	10.376675	3.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.494508	9.864690	-6.00%	0
2010*	10.000000	10.494508	4.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.193709	10.064237	-1.27%	0
2010*	10.000000	10.193709	1.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.429018	9.916380	-4.92%	0
2010*	10.000000	10.429018	4.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.559465	9.799913	-7.19%	0
2010*	10.000000	10.559465	5.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.314462	10.014573	-2.91%	0
2010*	10.000000	10.314462	3.14%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.168546	1.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.170229	8.439430	-24.45%	0
2010*	10.000000	11.170229	11.70%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.254794	11.752850	4.43%	0
2010	11.032646	11.254794	2.01%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.609165	8.986648	-6.48%	0
2010	8.615443	9.609165	11.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.307084	10.122057	-1.80%	0
2010*	10.000000	10.307084	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.407871	10.032911	-3.60%	0
2010*	10.000000	10.407871	4.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.557341	10.580546	0.22%	0
2010	10.237436	10.557341	3.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.212847	9.938893	-2.68%	0
2010	9.463345	10.212847	7.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.936943	9.466700	-4.73%	0
2010	9.039614	9.936943	9.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.460540	10.404489	-0.54%	0
2010	9.906603	10.460540	5.59%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.720701	9.463808	-2.64%	0
2010	9.985295	9.720701	-2.65%	0
2009*	10.000000	9.985295	-0.15%	8,859
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.051573	9.723733	-12.01%	0
2010*	10.000000	11.051573	10.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.527866	8.568298	-18.61%	0
2010*	10.000000	10.527866	5.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.676742	10.058380	-5.79%	0
2010*	10.000000	10.676742	6.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.177888	9.304946	-8.58%	0
2010*	10.000000	10.177888	1.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.130595	10.353856	-6.98%	0
2010*	10.000000	11.130595	11.31%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.688018	10.163771	-4.90%	0
2010*	10.000000	10.688018	6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.078905	7.813955	-3.28%	0
2010	6.617205	8.078905	22.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.661279	8.920109	-7.67%	0
2010	7.840978	9.661279	23.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.911313	9.114046	-8.04%	0
2010	8.121987	9.911313	22.03%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.747839	8.583430	-1.88%	0
2010	7.918956	8.747839	10.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.865429	-1.35%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.448810	-5.51%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.143481	10.930502	-9.99%	0
2010*	10.000000	12.143481	21.43%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.503811	10.861318	3.40%	0
2010*	10.000000	10.503811	5.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.791333	11.390348	5.55%	0
2010*	10.000000	10.791333	7.91%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.788145	11.286116	4.62%	0
2010*	10.000000	10.788145	7.88%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.495486	10.548528	0.51%	0
2010*	10.000000	10.495486	4.95%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.733519	-2.66%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.913094	-0.87%	0

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.101467	8.255358	-25.64%	0
2010*	10.000000	11.101467	11.01%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.723229	10.227800	-4.62%	0
2010*	10.000000	10.723229	7.23%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.789489	10.792567	0.03%	0
2010*	10.000000	10.789489	7.89%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.018959	7.831249	-28.93%	0
2010*	10.000000	11.018959	10.19%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.392919	-26.07%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.649091	-23.51%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.893427	7.889030	-11.29%	0
2010*	10.000000	8.893427	-11.07%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.268099	-7.32%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.276808	10.005105	-2.64%	0
2010*	10.000000	10.276808	2.77%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.796572	-2.03%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.549082	-4.51%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.913177	8.530885	-21.83%	0
2010*	10.000000	10.913177	9.13%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.501146	9.314849	-11.30%	0
2010*	10.000000	10.501146	5.01%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.199476	-18.01%	0

ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.514608	-4.85%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.652578	-13.47%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.763462	8.975964	-16.61%	0
2010*	10.000000	10.763462	7.63%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.381112	-16.19%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.843910	7.013587	-20.70%	0
2010*	10.000000	8.843910	-11.56%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.677836	10.546780	-1.23%	0
2010*	10.000000	10.677836	6.78%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.970345	10.920108	-0.46%	0
2010*	10.000000	10.970345	9.70%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.300482	3.00%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.207966	-17.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.191150	-8.09%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.725199	5.308734	-39.16%	0
2010*	10.000000	8.725199	-12.75%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.731250	-12.69%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.258344	8.897266	7.74%	0
2010*	10.000000	8.258344	-17.42%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.460528	8.385479	-0.89%	0
2010*	10.000000	8.460528	-15.39%	0

ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.595387	7.491449	-12.84%	0
2010*	10.000000	8.595387	-14.05%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.191772	-8.08%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.431935	-5.68%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439092	14.585333	39.72%	0
2010*	10.000000	10.439092	4.39%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.279604	10.850123	-3.81%	0
2010*	10.000000	11.279604	12.80%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.314403	5.541701	-24.24%	0
2010*	10.000000	7.314403	-26.86%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.718032	7.18%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.481297	3.392803	-24.29%	0
2010	4.072260	4.481297	10.04%	0
2009	4.332078	4.072260	-6.00%	0
2008	7.564411	4.332078	-42.73%	3,408
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.353842	11.673882	-18.67%	0
2010	11.639493	14.353842	23.32%	0
2009	7.691133	11.639493	51.34%	4,484
2008	14.470445	7.691133	-46.85%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.725723	10.471388	7.67%	0
2010	9.024549	9.725723	7.77%	0
2009	7.833542	9.024549	15.20%	0
2008	9.121178	7.833542	-14.12%	3,396
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.209924	5.644018	-9.11%	0
2010	5.904709	6.209924	5.17%	0
2009	5.436954	5.904709	8.60%	0
2008	10.956813	5.436954	-50.38%	0

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.043611	13.338967	10.76%	0
2010	10.548245	12.043611	14.18%	0
2009	9.096293	10.548245	15.96%	868
2008	12.197028	9.096293	-25.42%	2,471
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.541365	8.009184	6.20%	0
2010	6.217725	7.541365	21.29%	0
2009	4.666510	6.217725	33.24%	0
2008	12.522115	4.666510	-62.73%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.338634	5.966450	-18.70%	0
2010	6.880797	7.338634	6.65%	0
2009	4.112970	6.880797	67.30%	1,581
2008	8.469358	4.112970	-51.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.222556	10.286707	-8.34%	0
2010	9.682889	11.222556	15.90%	0
2009	7.181627	9.682889	34.83%	815
2008	13.671107	7.181627	-47.47%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.935815	9.657049	-11.69%	0
2010	8.911934	10.935815	22.71%	0
2009	5.636362	8.911934	58.12%	1,172
2008	13.657263	5.636362	-58.73%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.605825	5.457463	-17.38%	0
2010	7.605054	6.605825	-13.14%	0
2009	5.759009	7.605054	32.05%	3,678
2008	13.106698	5.759009	-56.06%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.690413	4.713037	-17.18%	0
2010	5.111043	5.690413	11.34%	0
2009	4.386888	5.111043	16.51%	2,067
2008	8.674382	4.386888	-49.43%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.347215	14.252732	37.74%	0
2010	9.653604	10.347215	7.18%	0
2009	14.485352	9.653604	-33.36%	0
2008	10.274241	14.485352	40.99%	2,174
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.485582	9.667649	1.92%	0
2010	9.125946	9.485582	3.94%	0
2009	7.520641	9.125946	21.35%	1,005
2008	10.281461	7.520641	-26.85%	2,894

Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.414372	9.787436	-14.25%	0
2010	9.708158	11.414372	17.58%	0
2009	6.012689	9.708158	61.46%	5,764
2008	11.205293	6.012689	-46.34%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.149330	2.945902	-29.00%	0
2010	6.114688	4.149330	-32.14%	0
2009	11.348726	6.114688	-46.12%	0
2008	7.247869	11.348726	56.58%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.493569	4.397438	-32.28%	0
2010	7.650353	6.493569	-15.12%	0
2009	6.581108	7.650353	16.25%	0
2008	9.686986	6.581108	-32.06%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.616876	5.067321	-9.78%	0
2010	7.723155	5.616876	-27.27%	0
2009	12.257991	7.723155	-36.99%	0
2008	9.367156	12.257991	30.86%	938
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.430468	4.754165	-12.45%	0
2010	7.085381	5.430468	-23.36%	0
2009	12.146735	7.085381	-41.67%	0
2008	8.428992	12.146735	44.11%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.330002	4.794030	-10.06%	0
2010	7.565263	5.330002	-29.55%	0
2009	11.574445	7.565263	-34.64%	0
2008	9.534813	11.574445	21.39%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.046938	6.240193	-11.45%	0
2010	8.717338	7.046938	-19.16%	0
2009	12.359975	8.717338	-29.47%	0
2008	9.117682	12.359975	35.56%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.030936	5.555061	-30.83%	0
2010	7.128194	8.030936	12.66%	0
2009	5.920640	7.128194	20.40%	0
2008	9.074218	5.920640	-34.75%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.989036	8.965828	-0.26%	0
2010	7.083874	8.989036	26.89%	0
2009	5.322183	7.083874	33.10%	1,467
2008	10.740249	5.322183	-50.45%	0

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.850667	7.962247	-10.04%	0
2010	6.609313	8.850667	33.91%	0
2009	4.455070	6.609313	48.35%	0
2008	10.133728	4.455070	-56.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.381044	9.071207	-3.30%	0
2010	7.038673	9.381044	33.28%	0
2009	3.319531	7.038673	112.04%	0
2008	12.446471	3.319531	-73.33%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.276328	11.216293	-0.53%	0
2010	9.775923	11.276328	15.35%	0
2009	6.606480	9.775923	47.97%	0
2008	11.683965	6.606480	-43.46%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.482109	7.199154	-3.78%	0
2010	6.406448	7.482109	16.79%	0
2009	4.856482	6.406448	31.92%	0
2008	10.959173	4.856482	-55.69%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.704506	10.857084	-26.16%	0
2010	10.939122	14.704506	34.42%	0
2009	7.529653	10.939122	45.28%	3,705
2008	12.590814	7.529653	-40.20%	1,615
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.819323	7.784959	-0.44%	0
2010	6.432454	7.819323	21.56%	0
2009	5.274963	6.432454	21.94%	1,641
2008	9.285947	5.274963	-43.19%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.902318	10.151281	2.51%	0
2010	8.128277	9.902318	21.83%	0
2009	5.789170	8.128277	40.40%	1,124
2008	8.869285	5.789170	-34.73%	3,262
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.879254	6.735997	-14.51%	0
2010	5.871325	7.879254	34.20%	0
2009	4.524175	5.871325	29.78%	0
2008	9.556858	4.524175	-52.66%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.057310	5.664187	-6.49%	0
2010	4.959038	6.057310	22.15%	0
2009	3.480149	4.959038	42.49%	0
2008	11.167763	3.480149	-68.84%	0

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486835	10.098376	-3.70%	0
2010	8.615404	10.486835	21.72%	0
2009	6.010622	8.615404	43.34%	5,710
2008	10.261209	6.010622	-41.42%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.773021	8.270294	-5.73%	0
2010	7.489900	8.773021	17.13%	0
2009	5.086657	7.489900	47.25%	6,185
2008	10.177478	5.086657	-50.02%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.474901	12.065050	-3.29%	0
2010	9.665214	12.474901	29.07%	0
2009	6.331123	9.665214	52.66%	9,671
2008	10.185518	6.331123	-37.84%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.701782	8.769682	-9.61%	0
2010	8.295691	9.701782	16.95%	0
2009	5.488823	8.295691	51.14%	6,244
2008	10.003084	5.488823	-45.13%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.969461	10.046990	0.78%	0
2010	8.166325	9.969461	22.08%	0
2009	6.261582	8.166325	30.42%	258
2008	9.793424	6.261582	-36.06%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.764695	7.726977	-11.84%	0
2010	7.196712	8.764695	21.79%	0
2009	4.555853	7.196712	57.97%	340
2008	8.283403	4.555853	-45.00%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.991677	5.584794	-6.79%	0
2010	6.445210	5.991677	-7.04%	0
2009	7.866613	6.445210	-18.07%	0
2008	7.654954	7.866613	2.76%	2,016
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.336566	8.253360	-11.60%	0
2010	8.560377	9.336566	9.07%	0
2009	5.651124	8.560377	51.48%	1,252
2008	10.634755	5.651124	-46.86%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.452587	7.043768	-16.67%	0
2010	7.582225	8.452587	11.48%	0
2009	6.052553	7.582225	25.27%	0
2008	11.374693	6.052553	-46.79%	0

Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.852999	7.660403	-13.47%	0
2010	7.325816	8.852999	20.85%	0
2009	6.410815	7.325816	14.27%	0
2008	8.811236	6.410815	-27.24%	3,486
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.958501	11.274453	13.21%	0
2010	9.570774	9.958501	4.05%	0
2009	8.639323	9.570774	10.78%	0
2008	12.601708	8.639323	-31.44%	3,261
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.539752	9.882987	-6.23%	0
2010	11.469949	10.539752	-8.11%	0
2009	11.052190	11.469949	3.78%	0
2008	12.936169	11.052190	-14.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.222109	2.22%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.219094	-17.81%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.806977	-11.93%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.623856	-23.76%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.521032	-4.79%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.988780	-10.11%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.528262	5.28%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.116095	8.130502	0.18%	0
2010	7.318633	8.116095	10.90%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.652048	8.491226	-1.86%	0
2010	7.851729	8.652048	10.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.509324	9.838735	-6.38%	0
2010*	10.000000	10.509324	5.09%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.720241	9.946267	-15.14%	0
2010*	10.000000	11.720241	17.20%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.001652	-9.98%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.947099	7.775445	-2.16%	0
2010	7.119044	7.947099	11.63%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.397577	9.128289	-2.87%	0
2010	7.809673	9.397577	20.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.310665	9.862906	-4.34%	0
2010*	10.000000	10.310665	3.11%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.297436	9.575690	-7.01%	0
2010*	10.000000	10.297436	2.97%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.085102	9.670734	-4.11%	0
2010*	10.000000	10.085102	0.85%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.036404	9.477399	-5.57%	0
2010*	10.000000	10.036404	0.36%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.332769	8.788336	-5.83%	0
2010	9.665417	9.332769	-3.44%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.260946	8.340604	-9.94%	0
2010	8.279294	9.260946	11.86%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.008456	8.728020	-3.11%	0
2010	8.354698	9.008456	7.83%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.740869	8.134666	-6.94%	0
2010	7.909511	8.740869	10.51%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.695881	8.370429	-13.67%	0
2010*	10.000000	9.695881	-3.04%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.477852	8.534807	-9.95%	0
2010*	10.000000	9.477852	-5.22%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.490386	7.537247	-11.23%	0
2010	9.059786	8.490386	-6.28%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.815810	7.850368	0.44%	0
2010	7.576631	7.815810	3.16%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.583826	8.700163	-9.22%	0
2010	8.870484	9.583826	8.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.331427	9.314170	-9.85%	0
2010*	10.000000	10.331427	3.31%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.370425	-6.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.229367	-7.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.108619	11.203703	0.86%	0
2010	10.104577	11.108619	9.94%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.630958	9.669678	-9.04%	0
2010*	10.000000	10.630958	6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.362540	9.932406	-4.15%	0
2010*	10.000000	10.362540	3.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.480203	9.831051	-6.19%	0
2010*	10.000000	10.480203	4.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.179829	10.029945	-1.47%	0
2010*	10.000000	10.179829	1.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.414808	9.882565	-5.11%	0
2010*	10.000000	10.414808	4.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545080	9.766491	-7.38%	0
2010*	10.000000	10.545080	5.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.300405	9.980429	-3.11%	26,332
2010*	10.000000	10.300405	3.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.154693	1.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.155036	8.410651	-24.60%	0
2010*	10.000000	11.155036	11.55%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.100076	11.567553	4.21%	0
2010	10.903378	11.100076	1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.953162	8.355975	-6.67%	0
2010	8.043793	8.953162	11.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293057	10.087571	-2.00%	0
2010*	10.000000	10.293057	2.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.393678	9.998692	-3.80%	0
2010*	10.000000	10.393678	3.94%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.278599	10.280067	0.01%	0
2010	9.987652	10.278599	2.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.726661	9.446349	-2.88%	0
2010	9.031369	9.726661	7.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.333446	8.873537	-4.93%	0
2010	8.508066	9.333446	9.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.084798	10.010199	-0.74%	0
2010	9.570409	10.084798	5.37%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.699636	9.423949	-2.84%	0
2010	9.984169	9.699636	-2.85%	28,796
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.036524	9.690560	-12.20%	0
2010*	10.000000	11.036524	10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.513528	8.539051	-18.78%	0
2010*	10.000000	10.513528	5.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.662191	10.024082	-5.98%	0
2010*	10.000000	10.662191	6.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.164014	9.273206	-8.76%	0
2010*	10.000000	10.164014	1.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.115437	10.318545	-7.17%	0
2010*	10.000000	11.115437	11.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.673457	10.129106	-5.10%	0
2010*	10.000000	10.673457	6.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.273520	7.020559	-3.48%	0
2010	5.969785	7.273520	21.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.940063	8.237288	-7.86%	0
2010	7.270564	8.940063	22.96%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.832437	9.022974	-8.23%	0
2010	8.073918	9.832437	21.78%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.317070	8.144025	-2.08%	0
2010	7.544497	8.317070	10.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.851991	-1.48%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.435928	-5.64%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.126962	10.893257	-10.17%	0
2010*	10.000000	12.126962	21.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.489501	10.824304	3.19%	0
2010*	10.000000	10.489501	4.90%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.776446	11.351334	5.33%	0
2010*	10.000000	10.776446	7.76%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.773444	11.247649	4.40%	0
2010*	10.000000	10.773444	7.73%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.481185	10.512577	0.30%	0
2010*	10.000000	10.481185	4.81%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.720090	-2.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.899591	-1.00%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.086362	8.227187	-25.79%	0
2010*	10.000000	11.086362	10.86%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.708435	10.192770	-4.82%	0
2010*	10.000000	10.708435	7.08%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774800	10.755797	-0.18%	0
2010*	10.000000	10.774800	7.75%	0

ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.003966	7.804536	-29.08%	0
2010*	10.000000	11.003966	10.04%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.382805	-26.17%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.638640	-23.61%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.881299	7.862117	-11.48%	0
2010*	10.000000	8.881299	-11.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.255462	-7.45%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.262815	9.970989	-2.84%	0
2010*	10.000000	10.262815	2.63%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.783213	-2.17%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.536067	-4.64%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.898326	8.501790	-21.99%	0
2010*	10.000000	10.898326	8.98%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486844	9.283075	-11.48%	0
2010*	10.000000	10.486844	4.87%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.188273	-18.12%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.501630	-4.98%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.640767	-13.59%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.748808	8.945348	-16.78%	0
2010*	10.000000	10.748808	7.49%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.369679	-16.30%	0

ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.831859	6.989666	-20.86%	0
2010*	10.000000	8.831859	-11.68%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.663290	10.510819	-1.43%	0
2010*	10.000000	10.663290	6.63%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.955391	10.882863	-0.66%	0
2010*	10.000000	10.955391	9.55%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.286444	2.86%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.196769	-18.03%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.178615	-8.21%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.713277	5.290588	-39.28%	0
2010*	10.000000	8.713277	-12.87%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.719327	-12.81%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.247074	8.866944	7.52%	0
2010*	10.000000	8.247074	-17.53%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.448979	8.356893	-1.09%	0
2010*	10.000000	8.448979	-15.51%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.583666	7.465902	-13.02%	0
2010*	10.000000	8.583666	-14.16%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.179248	-8.21%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.419072	-5.81%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.424867	14.535621	39.43%	0
2010*	10.000000	10.424867	4.25%	0

ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.264243	10.813122	-4.00%	0
2010*	10.000000	11.264243	12.64%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.304407	5.522764	-24.39%	0
2010*	10.000000	7.304407	-26.96%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.703422	7.03%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.275452	3.230309	-24.45%	0
2010	3.893195	4.275452	9.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.380862	10.860235	-18.84%	0
2010	10.872807	13.380862	23.07%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.114251	10.867383	7.45%	0
2010	9.404381	10.114251	7.55%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.854948	6.217485	-9.30%	0
2010	6.531440	6.854948	4.95%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.951488	12.104528	10.53%	0
2010	9.611449	10.951488	13.94%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.620479	7.016754	5.99%	0
2010	5.469685	6.620479	21.04%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.215489	6.665634	-18.87%	0
2010	7.718785	8.215489	6.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.635025	9.728163	-8.53%	0
2010	9.194841	10.635025	15.66%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.669816	9.402799	-11.87%	0
2010	8.713045	10.669816	22.46%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.660330	4.666727	-17.55%	0
2010	6.529948	5.660330	-13.32%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.346862	4.419403	-17.35%	0
2010	4.812355	5.346862	11.11%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473523	14.397155	37.46%	0
2010	9.791561	10.473523	6.96%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.499794	9.662279	1.71%	0
2010	9.158425	9.499794	3.73%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.105245	9.502830	-14.43%	0
2010	9.464655	11.105245	17.33%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.775040	3.383171	-29.15%	0
2010	7.051295	4.775040	-32.28%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.198924	4.189279	-32.42%	0
2010	7.318270	6.198924	-15.30%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.568968	5.013811	-9.97%	0
2010	7.673081	5.568968	-27.42%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.476163	4.784352	-12.63%	0
2010	7.159729	5.476163	-23.51%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.533310	4.966699	-10.24%	0
2010	7.870034	5.533310	-29.69%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.358009	6.502296	-11.63%	0
2010	9.120904	7.358009	-19.33%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.839476	5.411468	-30.97%	0
2010	6.972555	7.839476	12.43%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.228079	8.190008	-0.46%	0
2010	6.497513	8.228079	26.63%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.993584	8.074217	-10.22%	0
2010	6.729840	8.993584	33.64%	0

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.457816	9.126691	-3.50%	0
2010	7.110843	9.457816	33.01%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.112084	11.030264	-0.74%	0
2010	9.653339	11.112084	15.11%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.928776	6.653080	-3.98%	0
2010	5.944856	6.928776	16.55%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.094249	10.385142	-26.32%	0
2010	10.506689	14.094249	34.15%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.917621	6.873101	-0.64%	0
2010	5.702369	6.917621	21.31%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.528356	9.747889	2.30%	0
2010	7.837379	9.528356	21.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.702912	6.571724	-14.69%	0
2010	5.751729	7.702912	33.92%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.513843	5.145405	-6.68%	0
2010	4.523371	5.513843	21.90%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.476787	10.068012	-3.90%	0
2010	8.624842	10.476787	21.47%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.154214	7.671158	-5.92%	0
2010	6.975913	8.154214	16.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.194784	12.735102	-3.48%	0
2010	10.243977	13.194784	28.81%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.227765	8.324095	-9.79%	0
2010	7.906603	9.227765	16.71%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.117788	10.175567	0.57%	0
2010	8.304874	10.117788	21.83%	0

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.562458	7.533198	-12.02%	0
2010	7.045105	8.562458	21.54%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.431909	5.982854	-6.98%	0
2010	6.933025	6.431909	-7.23%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.430991	8.319733	-11.78%	0
2010	8.664726	9.430991	8.84%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.068408	6.709832	-16.84%	0
2010	7.252484	8.068408	11.25%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.674663	7.490693	-13.65%	0
2010	7.193002	8.674663	20.60%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.922883	10.081288	12.98%	0
2010	8.593112	8.922883	3.84%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.715089	9.091022	-6.42%	0
2010	10.594279	9.715089	-8.30%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.208185	2.08%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.207875	-17.92%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.794954	-12.05%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.613441	-23.87%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.508056	-4.92%	0

Maximum Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.973417	-10.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.029722	8.023326	-0.08%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.559978	8.379283	-2.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491392	9.796712	-6.62%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.700255	9.903807	-15.35%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.986272	-10.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.862504	7.672927	-2.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.297601	9.007985	-3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293078	9.820785	-4.59%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.279861	9.534800	-7.25%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.067887	9.629445	-4.35%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.019277	9.436921	-5.81%	0
Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.283553	8.719541	-6.08%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.164204	8.232267	-10.17%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.914371	8.614691	-3.36%	0

Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.658605	8.037406	-7.17%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.679336	8.334682	-13.89%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.461674	8.498351	-10.18%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.481843	8.585485	-9.45%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.313800	9.274386	-10.08%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.354429	-6.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990487	11.056117	0.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.527089	9.724779	-7.62%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.136020	8.374721	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.982065	11.415209	3.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.857884	8.245807	-6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.275487	10.044489	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.375949	9.956000	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.169247	10.144595	-0.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.623157	9.321829	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.234109	8.756533	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.977530	9.878298	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.495596	8.502554	-18.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.643999	9.981272	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.146681	9.233598	-9.00%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.212811	6.944077	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.865486	8.147583	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.727802	8.904017	-8.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.228539	8.036647	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.835164	-1.65%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.463293	10.467690	0.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.882690	-1.17%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.067456	8.192048	-25.98%	0

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.689931	10.149041	-5.06%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756419	10.709885	-0.43%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.239648	-7.60%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.519775	-4.80%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.730478	8.907126	-16.99%	0

ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645094	10.465953	-1.68%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.182754	-18.17%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.163554	-8.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245036	10.766953	-4.25%	0

ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.006594	10.724121	7.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521827	9.599894	-8.76%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.987025	9.377515	-14.65%	0

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.724178	3.338540	-29.33%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.474412	4.901228	-10.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.897846	7.967736	-10.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.944156	10.248129	-26.51%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.620835	6.484969	-14.90%	0

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.311433	5.879189	-6.85%	0
2011	6.287793	5.857169	-6.85%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.067387	7.569982	-6.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.129529	8.214312	-10.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.611718	8.971176	-6.66%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.190761	1.91%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.193830	-18.06%	0

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.779921	-12.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.600402	-24.00%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.491826	-5.08%	0

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
	1,650,604 shares (cost $23,714,556)	$21,920,017
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
	314,095 shares (cost $2,729,862)	2,248,921
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
	7,130 shares (cost $100,369)	100,247
Emerging Markets Debt Portfolio - Class II (MSEMB)
	46,914 shares (cost $376,505)	387,511
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
	6,496 shares (cost $55,005)	55,670
Global Real Estate Portfolio - Class II (VKVGR2)
	11,550 shares (cost $85,998)	84,548
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	49,624 shares (cost $858,200)	855,515
Federated NVIT High Income Bond Fund - Class III (HIBF3)
	10,628,706 shares (cost $69,091,043)	69,405,451
NVIT Emerging Markets Fund - Class III (GEM3)
	122,783 shares (cost $1,577,100)	1,245,022
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
	44,912 shares (cost $405,890)	362,891
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
	202,106 shares (cost $2,104,030)	2,015,000
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
	180,045 shares (cost $1,830,184)	1,712,227
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
	551,827 shares (cost $5,761,134)	5,667,268
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
	372,392 shares (cost $3,796,795)	3,630,821
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
	183,219 shares (cost $1,776,685)	1,680,119
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
	137,086 shares (cost $1,417,536)	1,391,419
NVIT Core Plus Bond Fund - Class II (NVLCP2)
	214,400 shares (cost $2,449,766)	2,459,169
NVIT Fund - Class III (TRF3)
	45,655 shares (cost $408,575)	415,005
NVIT Government Bond Fund - Class III (GBF3)
	2,059,771 shares (cost $24,727,444)	24,573,073
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
	510,534 shares (cost $4,306,894)	4,441,645
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
	34,111 shares (cost $435,550)	437,299
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
	37,507 shares (cost $531,986)	518,351
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
	1,652,283 shares (cost $16,468,384)	16,787,195
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
	2,270,238 shares (cost $22,030,235)	23,338,048
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
	761,739 shares (cost $7,192,622)	7,548,830
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
	1,389,475 shares (cost $13,825,464)	14,381,061
NVIT Money Market Fund - Class I (SAM)
	27,825 shares (cost $27,825)	27,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
159,061 shares (cost $1,555,016)	1,387,013
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
83,821 shares (cost $825,125)	694,879
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
53,032 shares (cost $509,273)	492,135
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
54,181 shares (cost $448,636)	435,619
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
34,318 shares (cost $232,016)	349,696
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
158,848 shares (cost $1,672,084)	1,602,777
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
60,974 shares (cost $658,616)	605,472
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
33,812 shares (cost $581,248)	515,631
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
66,587 shares (cost $652,159)	658,549
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
148,394 shares (cost $2,480,589)	2,524,190
NVIT Short Term Bond Fund - Class II (NVSTB2)
428,763 shares (cost $4,452,038)	4,420,546
NVIT Money Market Fund - Class II (NVMM2)
235,054,118 shares (cost $235,054,118)	235,054,118
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
5,103 shares (cost $54,469)	55,117
VP Income & Growth Fund - Class III (ACVIG3)
686,137 shares (cost $3,970,194)	4,212,883
VP Inflation Protection Fund - Class II (ACVIP2)
533,596 shares (cost $6,243,498)	6,269,749
VP Ultra(R) Fund - Class III (ACVU3)
47,327 shares (cost $396,815)	448,187
VP Value Fund - Class III (ACVV3)
995,084 shares (cost $5,572,761)	5,771,485
Quality Bond Fund II - Primary Shares (FQB)
425 shares (cost $4,670)	4,763
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
55,582 shares (cost $789,150)	754,244
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
333,608 shares (cost $6,256,944)	7,539,544
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
201,495 shares (cost $3,579,928)	3,695,410
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
139,652 shares (cost $5,276,658)	5,091,707
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
265,547 shares (cost $2,098,153)	2,015,503
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
1,816 shares (cost $38,082)	33,030
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
142,693 shares (cost $2,373,037)	1,932,059
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
17,062 shares (cost $126,862)	86,506
All Asset Portfolio - Advisor Class (PMVAAD)
368,162 shares (cost $3,889,995)	3,862,017
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
502,249 shares (cost $6,064,962)	6,072,185
Low Duration Portfolio - Advisor Class (PMVLAD)
548,346 shares (cost $5,696,546)	5,691,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Total Return Portfolio - Advisor Class (PMVTRD)
895,873 shares (cost $9,963,236)	9,872,523
Variable Insurance Trust - Commodity RealReturn( TM ) Strategy Portfolio - Advisor Class (PMVRSD)
472,655 shares (cost $4,197,993)	3,436,204
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
548,395 shares (cost $7,482,879)	7,485,596
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
533,524 shares (cost $7,693,034)	7,378,638
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
7,258,067 shares (cost $53,741,584)	54,217,762
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
147,771 shares (cost $4,164,124)	3,503,651
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
556,161 shares (cost $5,442,068)	5,494,869
Ultra Short NASDAQ-100 (PROUSN)
98,092 shares (cost $551,276)	554,218
VP Access High Yield (PROAHY)
145,088 shares (cost $3,777,974)	3,817,270
VP Asia 30 (PROA30)
32,679 shares (cost $1,442,825)	1,378,741
VP Banks (PROBNK)
16,259 shares (cost $150,142)	151,374
VP Basic Materials (PROBM)
9,127 shares (cost $415,591)	398,841
VP Bear (PROBR)
103,110 shares (cost $1,975,695)	1,913,725
VP Biotechnology (PROBIO)
5,084 shares (cost $117,514)	123,896
VP Bull (PROBL)
296,185 shares (cost $7,660,575)	7,677,111
VP Consumer Goods (PROCG)
6,826 shares (cost $243,263)	249,272
VP Consumer Services (PROCS)
16,128 shares (cost $542,892)	544,631
VP Emerging Markets (PROEM)
131,758 shares (cost $3,410,197)	3,210,947
VP Europe 30 (PROE30)
8,502 shares (cost $160,610)	163,325
VP Financials (PROFIN)
9,445 shares (cost $157,491)	161,219
VP Health Care (PROHC)
16,598 shares (cost $520,653)	526,822
VP Industrials (PROIND)
23,342 shares (cost $842,539)	841,934
VP International (PROINT)
129,014 shares (cost $2,499,689)	2,404,817
VP Internet (PRONET)
1,514 shares (cost $84,337)	83,172
VP Japan (PROJP)
23,767 shares (cost $263,477)	246,468
VP NASDAQ-100 (PRON)
134,570 shares (cost $2,614,413)	2,628,152
VP Oil and Gas (PROOG)
68,294 shares (cost $3,181,397)	3,242,605
VP Pharmaceuticals (PROPHR)
118,113 shares (cost $2,901,511)	2,958,727
VP Precious Metals (PROPM)
72,027 shares (cost $3,444,040)	3,198,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VP Real Estate (PRORE)
9,298 shares (cost $406,811)	420,474
VP Rising Rates Opportunity (PRORRO)
67,738 shares (cost $510,742)	508,032
VP Semiconductor (PROSCN)
6,756 shares (cost $132,885)	129,653
VP Short Emerging Markets (PROSEM)
53,128 shares (cost $780,871)	794,257
VP Short International (PROSIN)
66,095 shares (cost $1,398,490)	1,382,709
VP Short NADSAQ-100 (PROSN)
64,911 shares (cost $553,722)	549,150
VP Technology (PROTEC)
59,823 shares (cost $1,014,091)	992,472
VP Telecommunications (PROTEL)
4,700 shares (cost $34,968)	35,109
VP U.S. Government Plus (PROGVP)
116,940 shares (cost $3,181,738)	3,284,834
VP Ultra NASDAQ-100 (PROUN)
83,246 shares (cost $1,834,897)	1,790,631
VP Utilities (PROUTL)
51,235 shares (cost $1,614,725)	1,663,596
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
25,192 shares (cost $616,727)	572,104
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
81,085 shares (cost $1,968,378)	1,906,315
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
176,287 shares (cost $4,382,337)	4,190,342
Variable Trust: All-Cap Opportunity Fund (RSRF)
713,249 shares (cost $8,533,990)	8,530,464
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
175,339 shares (cost $3,392,694)	3,310,402
SGI Variable Trust - CLS AdvisorOne Amerigo Fund (RVAMR)
356,169 shares (cost $11,091,629)	11,397,423
Variable Trust: Banking Fund (RBKF)
77,126 shares (cost $831,232)	834,501
Variable Trust: Basic Materials Fund (RBMF)
255,144 shares (cost $7,017,125)	6,618,443
SGI Variable Trust - CLS AdvisorOne Select Allocation Fund (RVBER)
350,205 shares (cost $7,979,859)	7,900,618
Variable Trust: Biotechnology Fund (RBF)
208,068 shares (cost $5,514,012)	5,736,437
SGI Variable Trust - CLS AdvisorOne Clermont Fund (RVCLR)
417,271 shares (cost $9,976,848)	9,680,689
Variable Trust: Commodities Strategy Fund (RVCMD)
512,591 shares (cost $6,433,760)	5,828,156
Variable Trust: Consumer Products Fund (RCPF)
204,497 shares (cost $8,333,785)	8,552,084
Variable Trust: Dow 2x Strategy Fund (RVLDD)
114,468 shares (cost $9,792,150)	10,208,290
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
747,049 shares (cost $16,801,065)	15,904,666
Variable Trust: DWA Sector Rotation Fund (RVDSR)
1,032,597 shares (cost $22,470,035)	22,892,668
Variable Trust: Electronics Fund (RELF)
663,173 shares (cost $1,908,725)	1,890,042
Variable Trust: Energy Fund (RENF)
318,862 shares (cost $9,285,830)	9,323,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Variable Trust: Energy Services Fund (RESF)
367,571 shares (cost $8,675,652)	8,171,113
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
147,156 shares (cost $1,883,016)	1,848,276
Variable Trust: Financial Services Fund (RFSF)
241,938 shares (cost $3,065,772)	3,123,414
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
1,014,331 shares (cost $19,594,469)	20,106,202
Variable Trust: Health Care Fund (RHCF)
211,663 shares (cost $6,071,183)	6,239,835
Variable Trust: Internet Fund (RINF)
193,663 shares (cost $3,459,154)	3,361,994
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
338,475 shares (cost $3,544,987)	3,391,522
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
290,485 shares (cost $2,923,932)	2,861,278
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
41,726 shares (cost $958,309)	874,985
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
198,340 shares (cost $2,132,319)	2,106,367
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
134,551 shares (cost $2,594,821)	2,579,336
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
173,772 shares (cost $5,612,368)	5,557,236
Variable Trust: Japan 2x Strategy Fund (RLCJ)
59,600 shares (cost $878,326)	910,096
Variable Trust: Leisure Fund (RLF)
74,708 shares (cost $4,166,342)	4,152,247
Variable Trust: Managed Futures Strategy Fund (RVMFU)
340,807 shares (cost $7,545,029)	6,966,086
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
229,296 shares (cost $4,303,367)	4,354,322
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
269,580 shares (cost $5,512,029)	5,936,160
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
243,304 shares (cost $5,025,690)	5,033,958
Variable Trust: NASDAQ-100(R) Fund (ROF)
340,043 shares (cost $6,584,312)	6,569,627
Variable Trust: Nova Fund (RNF)
132,675 shares (cost $9,350,756)	9,596,347
Variable Trust: Precious Metals Fund (RPMF)
1,690,075 shares (cost $27,358,335)	24,387,776
Variable Trust: Real Estate Fund (RREF)
319,368 shares (cost $8,094,498)	8,271,633
Variable Trust: Retailing Fund (RRF)
480,918 shares (cost $6,915,472)	6,881,935
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
163,558 shares (cost $4,376,638)	4,373,550
Variable Trust: S&P 500 2x Strategy Fund (RTF)
93,366 shares (cost $9,788,832)	10,087,310
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
521,884 shares (cost $15,797,825)	15,651,310
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
184,367 shares (cost $14,509,509)	14,524,403
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
290,423 shares (cost $11,024,477)	10,603,347
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
220,914 shares (cost $16,268,525)	16,294,618

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
	270,213 shares (cost $8,287,630)	8,354,972
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
	63,074 shares (cost $5,654,665)	5,824,880
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
	225,722 shares (cost $2,813,555)	2,839,587
Variable Trust: Technology Fund (RTEC)
	422,162 shares (cost $4,569,168)	4,491,807
Variable Trust: Telecommunications Fund (RTEL)
	232,680 shares (cost $2,083,023)	2,094,117
Variable Trust: Transportation Fund (RTRF)
	254,591 shares (cost $3,584,233)	3,561,726
Variable Trust: Utilities Fund (RUTL)
	495,213 shares (cost $9,386,470)	9,656,652
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
	33,820 shares (cost $875,398)	822,507
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
	21,844 shares (cost $772,831)	671,694
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
	205,782 shares (cost $2,029,848)	2,008,435
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
	2,139,169 shares (cost $20,740,422)	19,482,909

Total Investments		$1,059,285,886
Accounts Payable		(63,526)

		$1,059,222,360

Contract Owners’ Equity:
Accumulation units		1,059,078,599
Contracts in payout (annuitization) period (note 1f)		143,761

Total Contract Owners’ Equity (note 5)		$1,059,222,360

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	MLVGA3	CSCRS	MVGTAS	MSEMB	MSVGT2	VKVGR2	GVAAA2
Reinvested dividends	$12,189,541	520,946	75,399	843	4,973	247	1,178	42
Mortality and expense risk charges (note 2)	(15,376,167)	(321,962)	(38,669)	(604)	(2,851)	(533)	(498)	(3,658)

Net investment income (loss)	(3,186,626)	198,984	36,730	239	2,122	(286)	680	(3,616)

Realized gain (loss) on investments	(2,757,430)	731,104	(92,481)	(3,539)	(40)	(4,509)	(6,956)	(38,392)
Change in unrealized gain (loss) on investments	(54,427,769)	(2,964,673)	(506,418)	(121)	11,007	665	(1,450)	(2,685)

Net gain (loss) on investments	(57,185,199)	(2,233,569)	(598,899)	(3,660)	10,967	(3,844)	(8,406)	(41,077)

Reinvested capital gains	7,433,025	560,633	-	375	1,572	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(52,938,800)	(1,473,952)	(562,169)	(3,046)	14,661	(4,130)	(7,726)	(44,693)

Investment Activity:	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$3,050,243	12,458	10,696	36,160	35,945	155,021	82,325	33,813
Mortality and expense risk charges (note 2)	(666,386)	(29,878)	(9,162)	(26,346)	(26,018)	(80,651)	(50,554)	(20,074)

Net investment income (loss)	2,383,857	(17,420)	1,534	9,814	9,927	74,370	31,771	13,739

Realized gain (loss) on investments	1,064,524	54,867	3,041	31,550	39,231	76,319	147,121	44,355
Change in unrealized gain (loss) on investments	(906,506)	(486,648)	(34,191)	(143,912)	(207,743)	(175,889)	(366,713)	(177,849)

Net gain (loss) on investments	158,018	(431,781)	(31,150)	(112,362)	(168,512)	(99,570)	(219,592)	(133,494)

Reinvested capital gains	-	-	4,518	11,726	10,075	29,244	23,896	14,116

Net increase (decrease) in contract owners’ equity resulting from operations	$2,541,875	(449,201)	(25,098)	(90,822)	(148,510)	4,044	(163,925)	(105,639)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6
Reinvested dividends	$32,001	33,280	4,753	722,241	87,631	8,994	6,852	418,290
Mortality and expense risk charges (note 2)	(20,906)	(17,749)	(4,456)	(342,291)	(66,335)	(6,097)	(7,182)	(240,961)

Net investment income (loss)	11,095	15,531	297	379,950	21,296	2,897	(330)	177,329

Realized gain (loss) on investments	40,679	4,135	8,744	(321,821)	396,540	24,039	21,825	154,581
Change in unrealized gain (loss) on investments	(89,708)	9,403	(22,454)	1,167,856	(591,416)	(25,948)	(31,889)	(130,721)

Net gain (loss) on investments	(49,029)	13,538	(13,710)	846,035	(194,876)	(1,909)	(10,064)	23,860

Reinvested capital gains	8,076	2,594	-	72,498	-	393	302	58,172

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,858)	31,663	(13,413)	1,298,483	(173,580)	1,381	(10,092)	259,361

Investment Activity:	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2
Reinvested dividends	$474,414	173,003	348,391	-	15,873	14,073	-	3,061
Mortality and expense risk charges (note 2)	(319,117)	(121,274)	(210,075)	(365)	(17,639)	(8,703)	(5,215)	(4,094)

Net investment income (loss)	155,297	51,729	138,316	(365)	(1,766)	5,370	(5,215)	(1,033)

Realized gain (loss) on investments	(414,825)	429,741	514,820	-	56,627	29,510	(16,601)	9,276
Change in unrealized gain (loss) on investments	40,865	(737,834)	(544,042)	-	(234,695)	(187,037)	(14,368)	(40,246)

Net gain (loss) on investments	(373,960)	(308,093)	(29,222)	-	(178,068)	(157,527)	(30,969)	(30,970)

Reinvested capital gains	-	-	-	-	-	-	-	14,739

Net increase (decrease) in contract owners’ equity resulting from operations	$(218,663)	(256,364)	109,094	(365)	(179,834)	(152,157)	(36,184)	(17,264)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2	NVMM2
Reinvested dividends	$-	-	4,914	-	3,354	16,012	49,363	149
Mortality and expense risk charges (note 2)	(6,050)	(20,500)	(7,041)	(8,578)	(11,407)	(40,188)	(32,715)	(3,535,810)

Net investment income (loss)	(6,050)	(20,500)	(2,127)	(8,578)	(8,053)	(24,176)	16,648	(3,535,661)

Realized gain (loss) on investments	97,794	52,983	(1,606)	71,907	102,781	277,992	(8,906)	-
Change in unrealized gain (loss) on investments	(106,874)	(142,645)	(65,049)	(136,051)	(160,302)	(443,592)	(31,491)	-

Net gain (loss) on investments	(9,080)	(89,662)	(66,655)	(64,144)	(57,521)	(165,600)	(40,397)	-

Reinvested capital gains	-	-	2,673	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,130)	(110,162)	(66,109)	(72,722)	(65,574)	(189,776)	(23,749)	(3,535,661)

Investment Activity:	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB	FAM2	FC2R
Reinvested dividends	$-	65,955	102,415	-	137,321	245	13,766	61,299
Mortality and expense risk charges (note 2)	(251)	(58,448)	(42,723)	(7,637)	(97,247)	(62)	(1,909)	(124,132)

Net investment income (loss)	(251)	7,507	59,692	(7,637)	40,074	183	11,857	(62,833)

Realized gain (loss) on investments	(1,347)	(11,403)	122,332	76,258	518,925	3	(2,487)	(107,088)
Change in unrealized gain (loss) on investments	648	47,090	26,251	(54,960)	(686,987)	(140)	(34,906)	(184,986)

Net gain (loss) on investments	(699)	35,687	148,583	21,298	(168,062)	(137)	(37,393)	(292,074)

Reinvested capital gains	-	-	-	-	-	-	3,591	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(950)	43,194	208,275	13,661	(127,988)	46	(21,945)	(354,907)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FEI2R	FG2R	FTVFA2	SBTRP	SBVI	SBIEP	PMVAAD	PMVFAD
Reinvested dividends	$86,738	6,172	308	477	43,969	8,683	123,243	66,716
Mortality and expense risk charges (note 2)	(65,768)	(79,082)	(24,872)	(452)	(25,890)	(1,251)	(15,512)	(40,618)

Net investment income (loss)	20,970	(72,910)	(24,564)	25	18,079	7,432	107,731	26,098

Realized gain (loss) on investments	307,320	990,261	96,671	(49)	(35,598)	(3,022)	(39,535)	118,750
Change in unrealized gain (loss) on investments	(470,169)	(1,075,246)	(184,476)	(2,620)	86,116	(17,034)	(27,978)	8,471

Net gain (loss) on investments	(162,849)	(84,985)	(87,805)	(2,669)	50,518	(20,056)	(67,513)	127,221

Reinvested capital gains	-	19,393	-	-	-	-	-	17,045

Net increase (decrease) in contract owners’ equity resulting from operations	$(141,879)	(138,502)	(112,369)	(2,644)	68,597	(12,624)	40,218	170,364

Investment Activity:	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2
Reinvested dividends	$56,672	85,829	656,675	351,629	226,190	1,062,489	-	209,737
Mortality and expense risk charges (note 2)	(60,151)	(44,256)	(61,509)	(95,919)	(117,449)	(227,221)	(71,177)	(61,162)

Net investment income (loss)	(3,479)	41,573	595,166	255,710	108,741	835,268	(71,177)	148,575

Realized gain (loss) on investments	(116,712)	(77,465)	38,216	(102,743)	296,597	(165,135)	(267,397)	(491,904)
Change in unrealized gain (loss) on investments	(4,710)	(90,713)	(1,060,846)	131,701	(203,325)	376,379	(979,820)	(35,488)

Net gain (loss) on investments	(121,422)	(168,178)	(1,022,630)	28,958	93,272	211,244	(1,247,217)	(527,392)

Reinvested capital gains	-	138,781	-	-	196,162	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,901)	12,176	(427,464)	284,668	398,175	1,046,512	(1,318,394)	(378,817)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL
Reinvested dividends	$-	72,126	477	-	-	-	-	-
Mortality and expense risk charges (note 2)	(12,780)	(94,047)	(22,942)	(1,845)	(2,009)	(24,006)	(2,020)	(95,026)

Net investment income (loss)	(12,780)	(21,921)	(22,465)	(1,845)	(2,009)	(24,006)	(2,020)	(95,026)

Realized gain (loss) on investments	(401,180)	(801,398)	(373,138)	(55,521)	(77,457)	(315,446)	(50,598)	(361,956)
Change in unrealized gain (loss) on investments	2,043	(47,458)	(79,490)	1,232	(16,750)	117,772	6,382	18,313

Net gain (loss) on investments	(399,137)	(848,856)	(452,628)	(54,289)	(94,207)	(197,674)	(44,216)	(343,643)

Reinvested capital gains	-	215,264	80,266	-	-	-	-	92,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(411,917)	(655,513)	(394,827)	(56,134)	(96,216)	(221,680)	(46,236)	(346,388)

Investment Activity:	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT
Reinvested dividends	$-	-	-	1,914	-	-	-	-
Mortality and expense risk charges (note 2)	(1,910)	(1,426)	(55,214)	(4,064)	(1,222)	(4,402)	(5,871)	(45,726)

Net investment income (loss)	(1,910)	(1,426)	(55,214)	(2,150)	(1,222)	(4,402)	(5,871)	(45,726)

Realized gain (loss) on investments	(38,128)	(5,499)	(530,056)	(71,813)	25,537	(80,300)	(50,068)	(454,196)
Change in unrealized gain (loss) on investments	6,009	1,739	(427,949)	1,880	3,728	6,169	(604)	(160,194)

Net gain (loss) on investments	(32,119)	(3,760)	(958,005)	(69,933)	29,265	(74,131)	(50,672)	(614,390)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,029)	(5,186)	(1,013,219)	(72,083)	28,043	(78,533)	(56,543)	(660,116)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO
Reinvested dividends	$-	-	-	7,814	-	-	-	-
Mortality and expense risk charges (note 2)	(690)	(5,292)	(25,428)	(64,873)	(5,860)	(28,442)	(3,676)	(27,125)

Net investment income (loss)	(690)	(5,292)	(25,428)	(57,059)	(5,860)	(28,442)	(3,676)	(27,125)

Realized gain (loss) on investments	(30,087)	(139,175)	(126,469)	629,174	(40,105)	(342,156)	(119,485)	(915,760)
Change in unrealized gain (loss) on investments	(1,165)	(16,842)	446	(170,139)	57,216	(245,327)	13,663	50,818

Net gain (loss) on investments	(31,252)	(156,017)	(126,023)	459,035	17,111	(587,483)	(105,822)	(864,942)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,942)	(161,309)	(151,451)	401,976	11,251	(615,925)	(109,498)	(892,067)

Investment Activity:	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN
Reinvested dividends	$-	-	-	-	-	-	4,052	-
Mortality and expense risk charges (note 2)	(815)	(9,152)	(13,201)	(9,983)	(6,099)	(931)	(40,612)	(17,209)

Net investment income (loss)	(815)	(9,152)	(13,201)	(9,983)	(6,099)	(931)	(36,560)	(17,209)

Realized gain (loss) on investments	(43,900)	(138,074)	(223,391)	(68,680)	(33,197)	(12,560)	1,296,033	(166,893)
Change in unrealized gain (loss) on investments	(3,232)	28,769	(15,407)	7,301	(21,619)	141	77,699	(38,936)

Net gain (loss) on investments	(47,132)	(109,305)	(238,798)	(61,379)	(54,816)	(12,419)	1,373,732	(205,829)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,947)	(118,457)	(251,999)	(71,362)	(60,915)	(13,350)	1,337,172	(223,038)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	PROUTL	RVAAS	RVACS	RVAMS	RSRF	RVASA	RVAMR	RBKF
Reinvested dividends	$-	6,072	7,491	18,315	-	75,763	-	3,131
Mortality and expense risk charges (note 2)	(5,557)	(23,863)	(37,852)	(71,979)	(146,240)	(52,287)	(195,523)	(20,923)

Net investment income (loss)	(5,557)	(17,791)	(30,361)	(53,664)	(146,240)	23,476	(195,523)	(17,792)

Realized gain (loss) on investments	29,640	66,161	164,233	314,084	397,573	13,818	505,282	(321,200)
Change in unrealized gain (loss) on investments	48,870	(314,336)	(169,843)	(469,633)	(1,003,574)	(206,550)	(1,471,001)	(26,620)

Net gain (loss) on investments	78,510	(248,175)	(5,610)	(155,549)	(606,001)	(192,732)	(965,719)	(347,820)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,953	(265,966)	(35,971)	(209,213)	(752,241)	(169,256)	(1,161,242)	(365,612)

Investment Activity:	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF	RVLDD	RVDFA
Reinvested dividends	$-	126,346	-	168,324	647,666	126,810	-	79,934
Mortality and expense risk charges (note 2)	(170,899)	(120,764)	(95,204)	(138,080)	(120,390)	(117,373)	(108,557)	(319,405)

Net investment income (loss)	(170,899)	5,582	(95,204)	30,244	527,276	9,437	(108,557)	(239,471)

Realized gain (loss) on investments	(1,444,739)	370,362	(766,743)	286,071	256,970	569,172	346,581	(246,247)
Change in unrealized gain (loss) on investments	(1,737,406)	(880,522)	126,379	(635,909)	(1,517,593)	150,773	257,343	(2,621,445)

Net gain (loss) on investments	(3,182,145)	(510,160)	(640,364)	(349,838)	(1,260,623)	719,945	603,924	(2,867,692)

Reinvested capital gains	1,084,975	-	-	-	-	-	-	388,719

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,268,069)	(504,578)	(735,568)	(319,594)	(733,347)	729,382	495,367	(2,718,444)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	RVDSR	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF
Reinvested dividends	$41,142	-	-	-	-	2,868	294,993	-
Mortality and expense risk charges (note 2)	(420,648)	(61,684)	(214,730)	(190,873)	(43,544)	(54,481)	(230,246)	(118,209)

Net investment income (loss)	(379,506)	(61,684)	(214,730)	(190,873)	(43,544)	(51,613)	64,747	(118,209)

Realized gain (loss) on investments	114,190	(1,918,015)	(136,249)	(292,055)	(432,956)	(421,780)	8,872,767	(473,931)
Change in unrealized gain (loss) on investments	(2,309,026)	(14,441)	(1,188,379)	(2,000,237)	(48,586)	(65,064)	471,238	55,916

Net gain (loss) on investments	(2,194,836)	(1,932,456)	(1,324,628)	(2,292,292)	(481,542)	(486,844)	9,344,005	(418,015)

Reinvested capital gains	-	1,545,477	60,626	989,305	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,574,342)	(448,663)	(1,478,732)	(1,493,860)	(525,086)	(538,457)	9,408,752	(536,224)

Investment Activity:	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(82,549)	(87,612)	(78,193)	(14,368)	(41,665)	(51,759)	(122,232)	(36,821)

Net investment income (loss)	(82,549)	(87,612)	(78,193)	(14,368)	(41,665)	(51,759)	(122,232)	(36,821)

Realized gain (loss) on investments	(145,969)	(2,307,393)	(1,601,425)	(149,076)	(585,414)	(211,989)	(1,832,978)	(717,947)
Change in unrealized gain (loss) on investments	(466,137)	(29,807)	(62,705)	(29,023)	(21,799)	(12,331)	282,188	(184,196)

Net gain (loss) on investments	(612,106)	(2,337,200)	(1,664,130)	(178,099)	(607,213)	(224,320)	(1,550,790)	(902,143)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(694,655)	(2,424,812)	(1,742,323)	(192,467)	(648,878)	(276,079)	(1,673,022)	(938,964)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	RLF	RVMFU	RMED	RVARS	RVF	ROF	RNF	RPMF
Reinvested dividends	$-	-	-	-	-	-	5,709	25,688
Mortality and expense risk charges (note 2)	(79,948)	(114,961)	(93,755)	(87,163)	(88,117)	(119,177)	(157,713)	(566,435)

Net investment income (loss)	(79,948)	(114,961)	(93,755)	(87,163)	(88,117)	(119,177)	(152,004)	(540,747)

Realized gain (loss) on investments	793,463	(29,979)	(45,567)	175,422	(1,915,126)	149,789	(105,916)	2,137,061
Change in unrealized gain (loss) on investments	(676,181)	(681,567)	(572,628)	21,887	(167,764)	(280,477)	(581,904)	(12,304,655)

Net gain (loss) on investments	117,282	(711,546)	(618,195)	197,309	(2,082,890)	(130,688)	(687,820)	(10,167,594)

Reinvested capital gains	-	-	-	-	692,983	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,334	(826,507)	(711,950)	110,146	(1,478,024)	(249,865)	(839,824)	(10,708,341)

Investment Activity:	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV
Reinvested dividends	$279,875	-	-	-	-	2,773	-	-
Mortality and expense risk charges (note 2)	(168,693)	(70,343)	(81,931)	(119,550)	(275,168)	(183,261)	(253,388)	(128,449)

Net investment income (loss)	111,182	(70,343)	(81,931)	(119,550)	(275,168)	(180,488)	(253,388)	(128,449)

Realized gain (loss) on investments	(485,083)	259,337	(1,531,846)	(1,655,694)	(1,043,320)	598,193	1,866,922	(432,802)
Change in unrealized gain (loss) on investments	(174,292)	(325,989)	(419,006)	63,425	(522,510)	(1,193,279)	(2,539,477)	(467,164)

Net gain (loss) on investments	(659,375)	(66,652)	(1,950,852)	(1,592,269)	(1,565,830)	(595,086)	(672,555)	(899,966)

Reinvested capital gains	-	-	-	-	-	-	736,102	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(548,193)	(136,995)	(2,032,783)	(1,711,819)	(1,840,998)	(775,574)	(189,841)	(1,028,415)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	-	-	20,589	-	149,008	-
Mortality and expense risk charges (note 2)	(115,758)	(76,103)	(33,136)	(109,196)	(27,881)	(72,872)	(115,303)	(26,414)

Net investment income (loss)	(115,758)	(76,103)	(33,136)	(109,196)	(7,292)	(72,872)	33,705	(26,414)

Realized gain (loss) on investments	(329,201)	457,039	(453,738)	(557,516)	(265,617)	(495,033)	595,590	(51,837)
Change in unrealized gain (loss) on investments	(250,296)	(384,120)	114,474	(174,376)	(16,237)	(174,490)	202,578	(54,413)

Net gain (loss) on investments	(579,497)	72,919	(339,264)	(731,892)	(281,854)	(669,523)	798,168	(106,250)

Reinvested capital gains	-	-	-	298,007	58,446	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(695,255)	(3,184)	(372,400)	(543,081)	(230,700)	(742,395)	831,873	(132,664)

Investment Activity:	VWHA	VWAR	WRASP	RVIRO
Reinvested dividends	$-	-	217,195	-
Mortality and expense risk charges (note 2)	(6,998)	(7,839)	(295,565)	(15,352)

Net investment income (loss)	(6,998)	(7,839)	(78,370)	(15,352)

Realized gain (loss) on investments	(59,005)	(493)	717,761	45,052
Change in unrealized gain (loss) on investments	(101,136)	(21,413)	(2,851,794)	(38,605)

Net gain (loss) on investments	(160,141)	(21,906)	(2,134,033)	6,447

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(167,139)	(29,745)	(2,212,403)	(8,905)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		MLVGA3		CSCRS		MVGTAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,186,626)	(5,511,069)	198,984	98,837	36,730	33,421	239	-
Realized gain (loss) on investments	(2,757,430)	8,799,424	731,104	848	(92,481)	52,469	(3,539)	-
Change in unrealized gain (loss) on investments	(54,427,769)	32,343,120	(2,964,673)	1,170,134	(506,418)	25,477	(121)	-
Reinvested capital gains	7,433,025	2,560,365	560,633	104,974	-	-	375	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,938,800)	38,191,840	(1,473,952)	1,374,793	(562,169)	111,367	(3,046)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	212,284,689	198,007,338	1,934,936	1,315,452	350,657	213,617	62,342	-
Transfers between funds	-	-	5,006,117	16,403,971	1,997,024	361,171	42,160	-
Redemptions (note 3)	(211,278,536)	(183,843,567)	(1,989,818)	(641,960)	(149,098)	(67,487)	(1,206)	-
Annuity benefits	(65,070)	(346,257)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,600)	(1,721)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,289,152)	(1,584,182)	(5,231)	(2,339)	(3,013)	(14)	-	-
Adjustments to maintain reserves	5,453	354,680	(347)	(1,644)	(3,174)	32	(9)	-

Net equity transactions	(344,216)	12,586,291	4,945,657	17,073,480	2,192,396	507,319	103,287	-

Net change in contract owners’ equity	(53,283,016)	50,778,131	3,471,705	18,448,273	1,630,227	618,686	100,241	-
Contract owners’ equity beginning of period	1,112,505,376	1,061,727,245	18,448,273	-	618,686	-	-	-

Contract owners’ equity end of period	$1,059,222,360	1,112,505,376	21,919,978	18,448,273	2,248,913	618,686	100,241	-

CHANGES IN UNITS:
Beginning units	100,535,296	104,014,346	1,720,332	-	52,295	-	-	-
Units purchased	730,394,070	747,467,057	1,601,130	2,468,884	412,454	122,031	20,346	-
Units redeemed	(729,750,568)	(750,946,107)	(1,166,704)	(748,552)	(243,790)	(69,736)	(9,745)	-

Ending units	101,178,798	100,535,296	2,154,758	1,720,332	220,959	52,295	10,601	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSEMB		MSVGT2		VKVGR2		GVAAA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,122	-	(286)	-	680	-	(3,616)	-
Realized gain (loss) on investments	(40)	-	(4,509)	-	(6,956)	-	(38,392)	-
Change in unrealized gain (loss) on investments	11,007	-	665	-	(1,450)	-	(2,685)	-
Reinvested capital gains	1,572	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,661	-	(4,130)	-	(7,726)	-	(44,693)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	206,012	-	31,916	-	15,261	-	95,224	-
Transfers between funds	189,877	-	28,870	-	77,177	-	838,546	-
Redemptions (note 3)	(22,977)	-	(986)	-	(161)	-	(33,557)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(54)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	-	(5)	-	1	-	(7)	-

Net equity transactions	372,854	-	59,795	-	92,278	-	900,206	-

Net change in contract owners’ equity	387,515	-	55,665	-	84,552	-	855,513	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$387,515	-	55,665	-	84,552	-	855,513	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	45,811	-	11,296	-	19,447	-	145,179	-
Units redeemed	(8,336)	-	(5,018)	-	(9,260)	-	(53,612)	-

Ending units	37,475	-	6,278	-	10,187	-	91,567	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	HIBF3		GEM3		NVCRA2		NVCRB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,383,857	3,209,591	(17,420)	(8,399)	1,534	(13,505)	9,814	(2,588)
Realized gain (loss) on investments	1,064,524	7,217,672	54,867	39,527	3,041	160,324	31,550	14,452
Change in unrealized gain (loss) on investments	(906,506)	(5,663,213)	(486,648)	154,569	(34,191)	(8,808)	(143,912)	54,881
Reinvested capital gains	-	-	-	-	4,518	44,925	11,726	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,541,875	4,764,050	(449,201)	185,697	(25,098)	182,936	(90,822)	66,745

Equity transactions:
Purchase payments received from contract owners (note 3)	2,551,052	4,664,774	747,123	109,215	91,960	(310)	312,379	100
Transfers between funds	4,398,471	1,219,438	(1,382,762)	2,252,126	(285,587)	633,668	1,151,545	971,103
Redemptions (note 3)	(4,792,581)	(4,995,027)	(159,525)	(52,585)	(53,994)	(180,669)	(382,834)	(11,558)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,082)	(15,310)	(3,122)	(1,359)	-	-	(1,542)	(76)
Adjustments to maintain reserves	(291)	(37)	(595)	(3)	(17)	(4)	(50)	(10)

Net equity transactions	2,137,569	873,838	(798,881)	2,307,394	(247,638)	452,685	1,079,498	959,559

Net change in contract owners’ equity	4,679,444	5,637,888	(1,248,082)	2,493,091	(272,736)	635,621	988,676	1,026,304
Contract owners’ equity beginning of period	64,726,021	59,088,133	2,493,091	-	635,621	-	1,026,304	-

Contract owners’ equity end of period	$69,405,465	64,726,021	1,245,009	2,493,091	362,885	635,621	2,014,980	1,026,304

CHANGES IN UNITS:
Beginning units	5,060,142	5,140,397	203,740	-	58,478	-	95,478	-
Units purchased	6,538,011	9,173,220	132,532	236,820	45,834	684,806	244,856	115,883
Units redeemed	(6,254,431)	(9,253,475)	(201,705)	(33,080)	(67,555)	(626,328)	(150,945)	(20,405)

Ending units	5,343,722	5,060,142	134,567	203,740	36,757	58,478	189,389	95,478

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$9,927	(1,615)	74,370	(7,649)	31,771	(9,508)	13,739	(4,247)
Realized gain (loss) on investments	39,231	(19,807)	76,319	35,500	147,121	50,644	44,355	23,205
Change in unrealized gain (loss) on investments	(207,743)	89,786	(175,889)	82,024	(366,713)	200,738	(177,849)	81,283
Reinvested capital gains	10,075	43	29,244	47,883	23,896	—	14,116	—

Net increase (decrease) in contract owners’ equity resulting from operations	(148,510)	68,407	4,044	157,758	(163,925)	241,874	(105,639)	100,241

Equity transactions:
Purchase payments received from contract owners (note 3)	389,984	372,582	618,085	391,826	632,479	104,157	462,864	127,824
Transfers between funds	478,970	831,704	1,013,183	4,760,804	438,933	2,759,056	52,748	1,108,423
Redemptions (note 3)	(210,876)	(67,964)	(1,125,657)	(147,779)	(282,901)	(96,131)	(59,332)	(6,931)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,732)	(97)	(3,255)	(1,526)	(744)	(1,131)	-	-
Adjustments to maintain reserves	(253)	10	(91)	(147)	(108)	(777)	(35)	(41)

Net equity transactions	656,093	1,136,235	502,265	5,003,178	787,659	2,765,174	456,245	1,229,275

Net change in contract owners’ equity	507,583	1,204,642	506,309	5,160,936	623,734	3,007,048	350,606	1,329,516
Contract owners’ equity beginning of period	1,204,642	-	5,160,936	-	3,007,048	-	1,329,516	-

Contract owners’ equity end of period	$1,712,225	1,204,642	5,667,245	5,160,936	3,630,782	3,007,048	1,680,122	1,329,516

CHANGES IN UNITS:
Beginning units	111,776	-	496,507	-	284,817	-	124,800	-
Units purchased	164,366	174,385	393,412	760,414	241,422	481,814	104,873	155,461
Units redeemed	(107,937)	(62,609)	(342,165)	(263,907)	(171,540)	(196,997)	(61,978)	(30,661)

Ending units	168,205	111,776	547,754	496,507	354,699	284,817	167,695	124,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCMC2		NVLCP2		TRF3		GBF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,095	(4,163)	15,531	-	297	(987)	379,950	390,318
Realized gain (loss) on investments	40,679	68,965	4,135	-	8,744	(4,273)	(321,821)	277,618
Change in unrealized gain (loss) on investments	(89,708)	63,591	9,403	-	(22,454)	42,261	1,167,856	(1,042,905)
Reinvested capital gains	8,076	1,951	2,594	-	-	-	72,498	1,021,276

Net increase (decrease) in contract owners’ equity resulting from operations	(29,858)	130,344	31,663	-	(13,413)	37,001	1,298,483	646,307

Equity transactions:
Purchase payments received from contract owners (note 3)	191,032	106,326	252,935	-	32,200	257	794,787	965,493
Transfers between funds	117,010	973,221	2,295,534	-	213,605	115,782	(1,734,135)	8,072,335
Redemptions (note 3)	(68,473)	(27,406)	(120,943)	-	(106,497)	(147,047)	(2,807,215)	(3,968,930)
Annuity benefits	-	-	-	-	-	-	-	(14,175)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25)	(706)	(10)	-	(548)	(36)	(18,434)	(28,543)
Adjustments to maintain reserves	(51)	(1)	(12)	-	(1,009)	(943)	(89)	4

Net equity transactions	239,493	1,051,434	2,427,504	-	137,751	(31,987)	(3,765,086)	5,026,184

Net change in contract owners’ equity	209,635	1,181,778	2,459,167	-	124,338	5,014	(2,466,603)	5,672,491
Contract owners’ equity beginning of period	1,181,778	-	-	-	290,504	285,490	27,039,696	21,367,205

Contract owners’ equity end of period	$1,391,413	1,181,778	2,459,167	-	414,842	290,504	24,573,093	27,039,696

CHANGES IN UNITS:
Beginning units	111,604	-	-	-	25,101	27,729	2,020,667	1,651,392
Units purchased	79,605	354,923	625,757	-	28,545	22,394	883,738	1,976,913
Units redeemed	(55,319)	(243,319)	(385,899)	-	(17,792)	(25,022)	(1,162,995)	(1,607,638)

Ending units	135,890	111,604	239,858	-	35,854	25,101	1,741,410	2,020,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDA6		NVDBL6		NVDCA6		GVIDC6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$21,296	20,250	2,897	(511)	(330)	62	177,329	149,731
Realized gain (loss) on investments	396,540	(1,203,717)	24,039	(377)	21,825	4,415	154,581	278,896
Change in unrealized gain (loss) on investments	(591,416)	1,809,260	(25,948)	27,697	(31,889)	18,254	(130,721)	218,362
Reinvested capital gains	-	-	393	871	302	306	58,172	63,191

Net increase (decrease) in contract owners’ equity resulting from operations	(173,580)	625,793	1,381	27,680	(10,092)	23,037	259,361	710,180

Equity transactions:
Purchase payments received from contract owners (note 3)	167,533	266,111	75,932	24,000	93,243	—	565,715	1,215,572
Transfers between funds	125,994	(2,262,182)	(191,828)	532,793	224,198	266,349	1,251,325	5,619,111
Redemptions (note 3)	(663,058)	(732,062)	(27,274)	(5,297)	(13,609)	(64,720)	(2,383,636)	(2,133,255)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(349)	(6,768)	(40)	(26)	(36)	-	(16,427)	(7,454)
Adjustments to maintain reserves	(32)	(152)	(11)	(4)	(3)	(11)	(87)	101

Net equity transactions	(369,912)	(2,735,053)	(143,221)	551,466	303,793	201,618	(583,110)	4,694,075

Net change in contract owners’ equity	(543,492)	(2,109,260)	(141,840)	579,146	293,701	224,655	(323,749)	5,404,255
Contract owners’ equity beginning of period	4,985,129	7,094,389	579,146	-	224,655	-	17,110,895	11,706,640

Contract owners’ equity end of period	$4,441,637	4,985,129	437,306	579,146	518,356	224,655	16,787,146	17,110,895

CHANGES IN UNITS:
Beginning units	396,111	640,695	55,752	-	21,384	-	1,453,199	1,024,761
Units purchased	209,411	252,518	20,352	59,495	112,078	31,102	589,979	1,946,173
Units redeemed	(234,539)	(497,102)	(33,729)	(3,743)	(82,942)	(9,718)	(652,852)	(1,517,735)

Ending units	370,983	396,111	42,375	55,752	50,520	21,384	1,390,326	1,453,199

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDM6		GVDMA6		GVDMC6		SAM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$155,297	124,324	51,729	50,524	138,316	98,104	(365)	(512)
Realized gain (loss) on investments	(414,825)	(1,891,335)	429,741	(1,284,744)	514,820	80,706	-	-
Change in unrealized gain (loss) on investments	40,865	3,651,151	(737,834)	2,181,158	(544,042)	787,144	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(218,663)	1,884,140	(256,364)	946,938	109,094	965,954	(365)	(512)

Equity transactions:
Purchase payments received from contract owners (note 3)	812,745	925,175	34,620	242,281	441,715	343,264	-	-
Transfers between funds	2,588,328	3,017,694	(658,884)	(828,758)	725,278	6,189,088	-	66,271
Redemptions (note 3)	(3,027,884)	(2,907,694)	(1,215,847)	(1,371,408)	(2,213,663)	(1,987,795)	-	(37,477)
Annuity benefits	(4,428)	(734)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(46)	(46)
Contingent deferred sales charges (note 2)	(8,187)	(6,865)	(4,292)	(14,253)	(3,620)	(8,566)	-	-
Adjustments to maintain reserves	(28)	(840)	(57)	831	(75)	(24)	6	(5)

Net equity transactions	360,546	1,026,736	(1,844,460)	(1,971,307)	(1,050,365)	4,535,967	(40)	28,743

Net change in contract owners’ equity	141,883	2,910,876	(2,100,824)	(1,024,369)	(941,271)	5,501,921	(405)	28,231
Contract owners’ equity beginning of period	23,196,133	20,285,257	9,649,660	10,674,029	15,322,320	9,820,399	28,231	-

Contract owners’ equity end of period	$23,338,016	23,196,133	7,548,836	9,649,660	14,381,049	15,322,320	27,826	28,231

CHANGES IN UNITS:
Beginning units	1,859,898	1,781,508	762,011	940,058	1,252,758	855,329	2,848	-
Units purchased	578,497	963,028	114,105	363,747	326,100	779,277	-	6,627
Units redeemed	(534,838)	(884,638)	(258,366)	(541,794)	(416,807)	(381,848)	(4)	(3,779)

Ending units	1,903,557	1,859,898	617,750	762,011	1,162,051	1,252,758	2,844	2,848

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMIG6		GVDIV6		NVMLG2		NVMLV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,766)	1,827	5,370	13,566	(5,215)	(747)	(1,033)	(372)
Realized gain (loss) on investments	56,627	14,371	29,510	16,862	(16,601)	23,291	9,276	(598)
Change in unrealized gain (loss) on investments	(234,695)	66,693	(187,037)	56,792	(14,368)	(2,769)	(40,246)	27,229
Reinvested capital gains	-	-	-	-	-	4,323	14,739	10,015

Net increase (decrease) in contract owners’ equity resulting from operations	(179,834)	82,891	(152,157)	87,220	(36,184)	24,098	(17,264)	36,274

Equity transactions:
Purchase payments received from contract owners (note 3)	40,695	83,623	39,347	106,113	87,256	4,381	48,910	68,546
Transfers between funds	392,307	1,188,547	118,026	648,428	336,953	117,737	131,244	190,730
Redemptions (note 3)	(194,041)	(25,495)	(148,481)	(3,070)	(20,706)	(21,348)	(21,300)	(1,469)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(798)	(839)	(576)	-	(42)	-	(25)	(5)
Adjustments to maintain reserves	33	(43)	36	(16)	(70)	22	(36)	4

Net equity transactions	238,196	1,245,793	8,352	751,455	403,391	100,792	158,793	257,806

Net change in contract owners’ equity	58,362	1,328,684	(143,805)	838,675	367,207	124,890	141,529	294,080
Contract owners’ equity beginning of period	1,328,684	-	838,675	-	124,890	-	294,080	-

Contract owners’ equity end of period	$1,387,046	1,328,684	694,870	838,675	492,097	124,890	435,609	294,080

CHANGES IN UNITS:
Beginning units	117,515	-	78,665	-	11,035	-	26,704	-
Units purchased	101,440	125,812	75,755	89,036	78,897	89,661	71,403	31,476
Units redeemed	(84,637)	(8,297)	(78,672)	(10,371)	(42,091)	(78,626)	(52,603)	(4,772)

Ending units	134,318	117,515	75,748	78,665	47,841	11,035	45,504	26,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMG2		NVMMV2		SCGF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,050)	(7,643)	(20,500)	(2,988)	(2,127)	585	(8,578)	(3,495)
Realized gain (loss) on investments	97,794	34,200	52,983	27,158	(1,606)	21,110	71,907	2,375
Change in unrealized gain (loss) on investments	(106,874)	105,018	(142,645)	73,338	(65,049)	11,904	(136,051)	68,599
Reinvested capital gains	-	-	-	-	2,673	8,646	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,130)	131,575	(110,162)	97,508	(66,109)	42,245	(72,722)	67,479

Equity transactions:
Purchase payments received from contract owners (note 3)	1,571	257	232,449	3,127	45,286	2,694	133,481	10,244
Transfers between funds	(35,042)	(39,329)	406,934	1,294,514	453,093	236,721	49,905	217,867
Redemptions (note 3)	(216,857)	(83,236)	(239,808)	(77,608)	(20,989)	(86,848)	(123,810)	(5,526)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(585)	(36)	(2,841)	(1,277)	(49)	(528)	(1,618)	(14)
Adjustments to maintain reserves	(10)	(286)	(55)	(22)	(40)	(6)	44	(13)

Net equity transactions	(250,923)	(122,630)	396,679	1,218,734	477,301	152,033	58,002	222,558

Net change in contract owners’ equity	(266,053)	8,945	286,517	1,316,242	411,192	194,278	(14,720)	290,037
Contract owners’ equity beginning of period	615,744	606,799	1,316,242	-	194,278	-	530,351	240,314

Contract owners’ equity end of period	$349,691	615,744	1,602,759	1,316,242	605,470	194,278	515,631	530,351

CHANGES IN UNITS:
Beginning units	40,034	51,431	114,607	-	17,489	-	51,624	28,923
Units purchased	170	3,524	205,739	139,227	84,438	40,348	76,122	39,264
Units redeemed	(16,165)	(14,921)	(172,268)	(24,620)	(44,284)	(22,859)	(76,604)	(16,563)

Ending units	24,039	40,034	148,078	114,607	57,643	17,489	51,142	51,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCVF3		SCF3		NVSTB2		NVMM2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,053)	(5,611)	(24,176)	(23,133)	16,648	—	(3,535,661)	(3,977,042)
Realized gain (loss) on investments	102,781	(38,222)	277,992	17,530	(8,906)	—	—	—
Change in unrealized gain (loss) on investments	(160,302)	243,428	(443,592)	492,456	(31,491)	—	—	—
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,574)	199,595	(189,776)	486,853	(23,749)	-	(3,535,661)	(3,977,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	70,158	3,833	52,136	126,468	485,911	-	148,939,725	139,662,320
Transfers between funds	(289,594)	446,929	179,793	403,464	4,499,435	-	(31,457,216)	(118,155,190)
Redemptions (note 3)	(108,417)	(77,403)	(408,357)	(215,223)	(536,769)	-	(97,004,501)	(68,330,152)
Annuity benefits	-	-	-	-	-	-	(2,037)	(210,927)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(398)	(75)	(1,754)	(2,256)	(4,270)	-	(367,406)	(614,568)
Adjustments to maintain reserves	(525)	(62)	(4)	(117)	(44)	-	(218)	30,842

Net equity transactions	(328,776)	373,222	(178,186)	312,336	4,444,263	-	20,108,347	(47,617,675)

Net change in contract owners’ equity	(394,350)	572,817	(367,962)	799,189	4,420,514	-	16,572,686	(51,594,717)
Contract owners’ equity beginning of period	1,052,882	480,065	2,892,144	2,092,955	-	-	218,481,379	270,076,096

Contract owners’ equity end of period	$658,532	1,052,882	2,524,182	2,892,144	4,420,514	-	235,054,065	218,481,379

CHANGES IN UNITS:
Beginning units	73,763	41,827	182,582	163,471	-	-	22,180,368	27,007,244
Units purchased	18,586	72,738	78,169	129,044	876,298	-	200,205,019	162,610,336
Units redeemed	(43,188)	(40,802)	(88,787)	(109,933)	(432,590)	-	(198,175,033)	(167,437,212)

Ending units	49,161	73,763	171,964	182,582	443,708	-	24,210,354	22,180,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ALVBWB		ACVIG3		ACVIP2		ACVU3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(251)	-	7,507	4,701	59,692	-	(7,637)	(6,337)
Realized gain (loss) on investments	(1,347)	-	(11,403)	(674,547)	122,332	-	76,258	(145,264)
Change in unrealized gain (loss) on investments	648	-	47,090	1,100,033	26,251	-	(54,960)	235,809
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(950)	-	43,194	430,187	208,275	-	13,661	84,208

Equity transactions:
Purchase payments received from contract owners (note 3)	33,530	-	312,498	321,117	874,106	-	23	-
Transfers between funds	23,956	-	25,639	1,028,940	5,822,742	-	(209,210)	(6,354)
Redemptions (note 3)	(1,417)	-	(619,627)	(658,040)	(631,652)	-	(171,431)	(117,305)
Annuity benefits	-	-	-	(1,461)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(3,750)	(2,288)	(3,697)	-	(4,208)	(249)
Adjustments to maintain reserves	2	-	(52)	(2)	(43)	-	(45)	(19)

Net equity transactions	56,071	-	(285,292)	688,266	6,061,456	-	(384,871)	(123,927)

Net change in contract owners’ equity	55,121	-	(242,098)	1,118,453	6,269,731	-	(371,210)	(39,719)
Contract owners’ equity beginning of period	-	-	4,454,959	3,336,506	-	-	819,374	859,093

Contract owners’ equity end of period	$55,121	-	4,212,861	4,454,959	6,269,731	-	448,164	819,374

CHANGES IN UNITS:
Beginning units	-	-	383,684	324,541	-	-	76,358	91,946
Units purchased	10,325	-	140,698	213,356	928,752	-	7,560	17,664
Units redeemed	(4,254)	-	(166,964)	(154,213)	(339,999)	-	(42,046)	(33,252)

Ending units	6,071	-	357,418	383,684	588,753	-	41,872	76,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVV3		FQB		FAM2		FC2R
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,074	52,744	183	(45)	11,857	-	(62,833)	(54,448)
Realized gain (loss) on investments	518,925	(64,880)	3	3	(2,487)	-	(107,088)	(1,530,611)
Change in unrealized gain (loss) on investments	(686,987)	640,960	(140)	233	(34,906)	-	(184,986)	2,884,399
Reinvested capital gains	-	-	-	-	3,591	-	-	4,333

Net increase (decrease) in contract owners’ equity resulting from operations	(127,988)	628,824	46	191	(21,945)	-	(354,907)	1,303,673

Equity transactions:
Purchase payments received from contract owners (note 3)	265,536	571,701	-	-	101,511	-	3,346	162,730
Transfers between funds	(827,326)	1,599,490	-	4,551	677,342	-	(786,016)	(1,573,979)
Redemptions (note 3)	(1,125,641)	(916,144)	-	-	(2,662)	-	(1,586,016)	(1,990,301)
Annuity benefits	-	(1,804)	-	-	-	-	-	(1,970)
Contract maintenance charges (note 2)	-	-	(12)	(12)	-	-	-	-
Contingent deferred sales charges (note 2)	(11,962)	(5,881)	-	-	-	-	(8,986)	(8,082)
Adjustments to maintain reserves	(117)	(987)	10	(5)	8	-	(72)	1,525

Net equity transactions	(1,699,510)	1,246,375	(2)	4,534	776,199	-	(2,377,744)	(3,410,077)

Net change in contract owners’ equity	(1,827,498)	1,875,199	44	4,725	754,254	-	(2,732,651)	(2,106,404)
Contract owners’ equity beginning of period	7,598,957	5,723,758	4,725	-	-	-	10,272,180	12,378,584

Contract owners’ equity end of period	$5,771,459	7,598,957	4,769	4,725	754,254	-	7,539,529	10,272,180

CHANGES IN UNITS:
Beginning units	569,497	481,074	303	-	-	-	651,814	908,969
Units purchased	161,606	444,244	-	304	85,783	-	106,263	216,637
Units redeemed	(297,370)	(355,821)	-	(1)	(2,780)	-	(260,690)	(473,792)

Ending units	433,733	569,497	303	303	83,003	-	497,387	651,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FEI2R		FG2R		FTVFA2		SBTRP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$20,970	2,486	(72,910)	(52,137)	(24,564)	20,139	25	146
Realized gain (loss) on investments	307,320	(1,871,171)	990,261	(201,505)	96,671	4,594	(49)	(89)
Change in unrealized gain (loss) on investments	(470,169)	2,332,002	(1,075,246)	1,132,001	(184,476)	101,826	(2,620)	4,622
Reinvested capital gains	-	-	19,393	15,509	-	109	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(141,879)	463,317	(138,502)	893,868	(112,369)	126,668	(2,644)	4,679

Equity transactions:
Purchase payments received from contract owners (note 3)	284,939	64,268	485,612	72,722	370,537	335,391	-	-
Transfers between funds	(494,683)	576,496	12,840	1,286,787	406,338	1,111,222	-	-
Redemptions (note 3)	(1,001,264)	(1,041,057)	(867,072)	(579,559)	(180,978)	(40,125)	-	-
Annuity benefits	-	(1,649)	-	(1,716)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(11)	(11)
Contingent deferred sales charges (note 2)	(7,866)	(7,433)	(7,275)	(4,722)	(1,021)	(52)	-	-
Adjustments to maintain reserves	(68)	(195)	(100)	105	(82)	(27)	(14)	12

Net equity transactions	(1,218,942)	(409,570)	(375,995)	773,617	594,794	1,406,409	(25)	1

Net change in contract owners’ equity	(1,360,821)	53,747	(514,497)	1,667,485	482,425	1,533,077	(2,669)	4,680
Contract owners’ equity beginning of period	5,056,213	5,002,466	5,606,178	3,938,693	1,533,077	-	35,696	31,016

Contract owners’ equity end of period	$3,695,392	5,056,213	5,091,681	5,606,178	2,015,502	1,533,077	33,027	35,696

CHANGES IN UNITS:
Beginning units	437,403	489,408	518,503	445,278	143,063	-	1,436	1,436
Units purchased	187,082	329,560	447,499	380,946	175,433	181,962	-	-
Units redeemed	(302,860)	(381,565)	(490,066)	(307,721)	(123,777)	(38,899)	(1)	-

Ending units	321,625	437,403	475,936	518,503	194,719	143,063	1,435	1,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBVI		SBIEP		PMVAAD		PMVFAD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$18,079	30,952	7,432	425	107,731	-	26,098	112
Realized gain (loss) on investments	(35,598)	(49,866)	(3,022)	(2,846)	(39,535)	-	118,750	112,728
Change in unrealized gain (loss) on investments	86,116	163,549	(17,034)	5,132	(27,978)	-	8,471	(1,248)
Reinvested capital gains	-	-	-	-	-	-	17,045	16,383

Net increase (decrease) in contract owners’ equity resulting from operations	68,597	144,635	(12,624)	2,711	40,218	-	170,364	127,975

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	312,185	-	453,464	193,158
Transfers between funds	-	2,063	-	20,284	3,637,042	-	3,580,331	1,918,649
Redemptions (note 3)	(94,119)	(92,306)	-	-	(127,397)	-	(317,307)	(54,290)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,502)	(1,525)	(29)	(30)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(14)	-	(49)	(125)
Adjustments to maintain reserves	(3)	7	2	1	(7)	-	(487)	(116)

Net equity transactions	(95,624)	(91,761)	(27)	20,255	3,821,809	-	3,715,952	2,057,276

Net change in contract owners’ equity	(27,027)	52,874	(12,651)	22,966	3,862,027	-	3,886,316	2,185,251
Contract owners’ equity beginning of period	1,959,085	1,906,211	99,160	76,194	-	-	2,185,251	-

Contract owners’ equity end of period	$1,932,058	1,959,085	86,509	99,160	3,862,027	-	6,071,567	2,185,251

CHANGES IN UNITS:
Beginning units	238,143	250,350	8,402	6,609	-	-	198,651	-
Units purchased	-	258	-	1,796	483,162	-	659,369	366,882
Units redeemed	(11,427)	(12,465)	(2)	(3)	(77,964)	-	(340,993)	(168,231)

Ending units	226,716	238,143	8,400	8,402	405,198	-	517,027	198,651

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,479)	-	41,573	-	595,166	179,243	255,710	114,421
Realized gain (loss) on investments	(116,712)	-	(77,465)	-	38,216	101,012	(102,743)	327,520
Change in unrealized gain (loss) on investments	(4,710)	-	(90,713)	-	(1,060,846)	299,057	131,701	(128,985)
Reinvested capital gains	-	-	138,781	-	-	68,847	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(124,901)	-	12,176	-	(427,464)	648,159	284,668	312,956

Equity transactions:
Purchase payments received from contract owners (note 3)	1,390,642	-	1,677,214	-	574,322	214,221	678,110	518,550
Transfers between funds	4,844,932	-	8,694,047	-	(651,009)	3,817,549	1,042,670	5,515,494
Redemptions (note 3)	(410,745)	-	(504,349)	-	(570,208)	(128,131)	(610,903)	(247,901)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,060)	-	(6,587)	-	(6,659)	(1,046)	(4,192)	(3,891)
Adjustments to maintain reserves	(541)	-	(1,398)	-	(278)	(33,279)	(489)	(1,558)

Net equity transactions	5,816,228	-	9,858,927	-	(653,832)	3,869,314	1,105,196	5,780,694

Net change in contract owners’ equity	5,691,327	-	9,871,103	-	(1,081,296)	4,517,473	1,389,864	6,093,650
Contract owners’ equity beginning of period	-	-	-	-	4,517,473	-	6,093,650	-

Contract owners’ equity end of period	$5,691,327	-	9,871,103	-	3,436,177	4,517,473	7,483,514	6,093,650

CHANGES IN UNITS:
Beginning units	-	-	-	-	368,568	-	574,766	-
Units purchased	1,514,121	-	1,833,662	-	478,028	546,874	945,124	1,310,176
Units redeemed	(933,816)	-	(846,346)	-	(539,342)	(178,306)	(845,781)	(735,410)

Ending units	580,305	-	987,316	-	307,254	368,568	674,109	574,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVGBD		PMVHYD		PIVEM2		PIHYB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$108,741	33,776	835,268	272,095	(71,177)	(31,165)	148,575	40,171
Realized gain (loss) on investments	296,597	228,666	(165,135)	235,771	(267,397)	418,055	(491,904)	138,990
Change in unrealized gain (loss) on investments	(203,325)	(111,071)	376,379	99,800	(979,820)	319,348	(35,488)	88,290
Reinvested capital gains	196,162	125,535	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	398,175	276,906	1,046,512	607,666	(1,318,394)	706,238	(378,817)	267,451

Equity transactions:
Purchase payments received from contract owners (note 3)	1,022,586	673,063	1,558,223	337,270	693,016	358,239	420,118	90,508
Transfers between funds	1,672,412	4,636,024	41,356,322	11,084,623	(2,414,207)	5,969,932	2,590,649	3,175,839
Redemptions (note 3)	(1,013,423)	(279,325)	(1,448,272)	(303,829)	(293,159)	(192,309)	(400,317)	(262,145)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,716)	(2,006)	(13,794)	(3,523)	(2,662)	(2,099)	(3,905)	(5,324)
Adjustments to maintain reserves	(347)	(813)	(18,023)	(4,112)	(852)	(78)	1,784	709

Net equity transactions	1,675,512	5,026,943	41,434,456	11,110,429	(2,017,864)	6,133,685	2,608,329	2,999,587

Net change in contract owners’ equity	2,073,687	5,303,849	42,480,968	11,718,095	(3,336,258)	6,839,923	2,229,512	3,267,038
Contract owners’ equity beginning of period	5,303,849	-	11,718,095	-	6,839,923	-	3,267,038	-

Contract owners’ equity end of period	$7,377,536	5,303,849	54,199,063	11,718,095	3,503,665	6,839,923	5,496,550	3,267,038

CHANGES IN UNITS:
Beginning units	486,960	-	1,107,488	-	611,121	-	286,132	-
Units purchased	1,293,930	905,599	9,976,608	2,536,709	505,677	1,316,255	2,755,645	724,379
Units redeemed	(1,141,613)	(418,639)	(6,043,816)	(1,429,221)	(701,378)	(705,134)	(2,522,369)	(438,247)

Ending units	639,277	486,960	5,040,280	1,107,488	415,420	611,121	519,408	286,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROUSN		PROAHY		PROA30		PROBNK
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12,780)	(8,877)	(21,921)	56,760	(22,465)	(10,567)	(1,845)	-
Realized gain (loss) on investments	(401,180)	(691,485)	(801,398)	306,723	(373,138)	99,400	(55,521)	-
Change in unrealized gain (loss) on investments	2,043	900	(47,458)	86,753	(79,490)	15,406	1,232	-
Reinvested capital gains	-	-	215,264	-	80,266	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(411,917)	(699,462)	(655,513)	450,236	(394,827)	104,239	(56,134)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	41,079	26,203	108,767	43,687	301,005	131,865	4,721	-
Transfers between funds	866,931	823,272	(996,635)	5,836,710	(3,753,553)	5,214,420	202,886	-
Redemptions (note 3)	(15,146)	(72,647)	(681,599)	(270,856)	(111,074)	(110,247)	(95)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5,192)	(13,141)	(3,740)	(1,560)	(1,311)	(1)	-
Adjustments to maintain reserves	(14)	1,095	(161)	(489)	(172)	(59)	(10)	-

Net equity transactions	892,850	772,731	(1,582,769)	5,605,312	(3,565,354)	5,234,668	207,501	-

Net change in contract owners’ equity	480,933	73,269	(2,238,282)	6,055,548	(3,960,181)	5,338,907	151,367	-
Contract owners’ equity beginning of period	73,269	-	6,055,548	-	5,338,907	-	-	-

Contract owners’ equity end of period	$554,202	73,269	3,817,266	6,055,548	1,378,726	5,338,907	151,367	-

CHANGES IN UNITS:
Beginning units	9,963	-	556,884	-	480,729	-	-	-
Units purchased	10,234,578	2,873,612	9,804,760	3,011,140	1,335,719	1,299,209	1,291,652	-
Units redeemed	(10,145,528)	(2,863,649)	(10,015,599)	(2,454,256)	(1,643,992)	(818,480)	(1,271,328)	-

Ending units	99,013	9,963	346,045	556,884	172,456	480,729	20,324	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROBM		PROBR		PROBIO		PROBL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,009)	-	(24,006)	(20,451)	(2,020)	-	(95,026)	(28,022)
Realized gain (loss) on investments	(77,457)	-	(315,446)	(338,070)	(50,598)	-	(361,956)	346,611
Change in unrealized gain (loss) on investments	(16,750)	-	117,772	(179,742)	6,382	-	18,313	(1,777)
Reinvested capital gains	-	-	-	-	-	-	92,281	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,216)	-	(221,680)	(538,263)	(46,236)	-	(346,388)	316,812

Equity transactions:
Purchase payments received from contract owners (note 3)	18,817	-	263,167	24,652	59,664	-	427,308	968,540
Transfers between funds	497,332	-	(1,161,198)	3,950,141	115,991	-	4,891,963	3,017,614
Redemptions (note 3)	(21,072)	-	(320,158)	(85,830)	(5,508)	-	(1,172,530)	(334,733)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15)	-	(1,790)	(2,449)	(3)	-	(54,057)	(17,398)
Adjustments to maintain reserves	(16)	-	(15)	7,154	(4)	-	(551)	(19,488)

Net equity transactions	495,046	-	(1,219,994)	3,893,668	170,140	-	4,092,133	3,614,535

Net change in contract owners’ equity	398,830	-	(1,441,674)	3,355,405	123,904	-	3,745,745	3,931,347
Contract owners’ equity beginning of period	-	-	3,355,405	-	-	-	3,931,347	-

Contract owners’ equity end of period	$398,830	-	1,913,731	3,355,405	123,904	-	7,677,092	3,931,347

CHANGES IN UNITS:
Beginning units	-	-	373,984	-	-	-	380,000	-
Units purchased	262,408	-	3,168,037	1,772,129	379,515	-	13,435,098	4,560,968
Units redeemed	(210,675)	-	(3,306,467)	(1,398,145)	(366,255)	-	(13,059,880)	(4,180,968)

Ending units	51,733	-	235,554	373,984	13,260	-	755,218	380,000

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROCG		PROCS		PROEM		PROE30
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,910)	-	(1,426)	-	(55,214)	(35,386)	(2,150)	116
Realized gain (loss) on investments	(38,128)	-	(5,499)	-	(530,056)	559,756	(71,813)	(31,649)
Change in unrealized gain (loss) on investments	6,009	-	1,739	-	(427,949)	228,699	1,880	836
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,029)	-	(5,186)	-	(1,013,219)	753,069	(72,083)	(30,697)

Equity transactions:
Purchase payments received from contract owners (note 3)	88,899	-	82,595	-	353,202	456,298	4,771	7,396
Transfers between funds	220,546	-	472,225	-	(2,530,181)	5,873,702	152,086	194,330
Redemptions (note 3)	(25,594)	-	(4,965)	-	(418,503)	(254,038)	(56,482)	(33,915)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(542)	-	(33)	-	(5,426)	(3,438)	(1,711)	(165)
Adjustments to maintain reserves	(23)	-	(14)	-	77	(618)	(28)	(183)

Net equity transactions	283,286	-	549,808	-	(2,600,831)	6,071,906	98,636	167,463

Net change in contract owners’ equity	249,257	-	544,622	-	(3,614,050)	6,824,975	26,553	136,766
Contract owners’ equity beginning of period	-	-	-	-	6,824,975	-	136,766	-

Contract owners’ equity end of period	$249,257	-	544,622	-	3,210,925	6,824,975	163,319	136,766

CHANGES IN UNITS:
Beginning units	-	-	-	-	620,286	-	12,935	-
Units purchased	145,429	-	134,774	-	3,138,377	2,235,942	485,469	432,023
Units redeemed	(120,192)	-	(78,152)	-	(3,390,196)	(1,615,656)	(481,138)	(419,088)

Ending units	25,237	-	56,622	-	368,467	620,286	17,266	12,935

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROFIN		PROHC		PROIND		PROINT
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,222)	-	(4,402)	-	(5,871)	-	(45,726)	(9,089)
Realized gain (loss) on investments	25,537	-	(80,300)	-	(50,068)	-	(454,196)	34,419
Change in unrealized gain (loss) on investments	3,728	-	6,169	-	(604)	-	(160,194)	65,322
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,043	-	(78,533)	-	(56,543)	-	(660,116)	90,652

Equity transactions:
Purchase payments received from contract owners (note 3)	16,422	-	119,016	-	18,508	-	154,863	16,373
Transfers between funds	118,404	-	514,008	-	894,157	-	670,686	2,508,419
Redemptions (note 3)	(1,643)	-	(27,129)	-	(14,135)	-	(315,146)	(55,856)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	-	(527)	-	(45)	-	(4,612)	(515)
Adjustments to maintain reserves	3	-	(20)	-	(13)	-	78	(31)

Net equity transactions	133,182	-	605,348	-	898,472	-	505,869	2,468,390

Net change in contract owners’ equity	161,225	-	526,815	-	841,929	-	(154,247)	2,559,042
Contract owners’ equity beginning of period	-	-	-	-	-	-	2,559,042	-

Contract owners’ equity end of period	$161,225	-	526,815	-	841,929	-	2,404,795	2,559,042

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	235,682	-
Units purchased	419,648	-	367,772	-	365,693	-	862,810	604,594
Units redeemed	(400,110)	-	(312,843)	-	(269,067)	-	(835,969)	(368,912)

Ending units	19,538	-	54,929	-	96,626	-	262,523	235,682

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PRONET		PROJP		PRON		PROOG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(690)	-	(5,292)	(1,440)	(25,428)	(11,968)	(57,059)	(11,493)
Realized gain (loss) on investments	(30,087)	-	(139,175)	(42,642)	(126,469)	123,273	629,174	104,832
Change in unrealized gain (loss) on investments	(1,165)	-	(16,842)	(167)	446	13,293	(170,139)	231,347
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,942)	-	(161,309)	(44,249)	(151,451)	124,598	401,976	324,686

Equity transactions:
Purchase payments received from contract owners (note 3)	40,629	-	4,299	19	236,326	354,603	765,995	268,603
Transfers between funds	76,783	-	(77,494)	539,195	1,362,318	1,023,338	(3,571,044)	5,450,093
Redemptions (note 3)	(2,294)	-	(10,926)	(2,643)	(241,545)	(74,332)	(316,209)	(57,209)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(401)	(6)	(324)	(1,753)	(2,780)	(279)
Adjustments to maintain reserves	(10)	-	(8)	(11)	(143)	(3,534)	295	(21,542)

Net equity transactions	115,108	-	(84,530)	536,554	1,356,632	1,298,322	(3,123,743)	5,639,666

Net change in contract owners’ equity	83,166	-	(245,839)	492,305	1,205,181	1,422,920	(2,721,767)	5,964,352
Contract owners’ equity beginning of period	-	-	492,305	-	1,422,920	-	5,964,352	-

Contract owners’ equity end of period	$83,166	-	246,466	492,305	2,628,101	1,422,920	3,242,585	5,964,352

CHANGES IN UNITS:
Beginning units	-	-	55,182	-	132,411	-	539,567	-
Units purchased	127,111	-	1,503,413	1,450,528	3,584,418	2,007,380	1,366,942	930,247
Units redeemed	(117,270)	-	(1,524,189)	(1,395,346)	(3,472,528)	(1,874,969)	(1,615,177)	(390,680)

Ending units	9,841	-	34,406	55,182	244,301	132,411	291,332	539,567

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROPHR		PROPM		PRORE		PRORRO
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,860)	-	(28,442)	-	(3,676)	-	(27,125)	(6,973)
Realized gain (loss) on investments	(40,105)	-	(342,156)	-	(119,485)	-	(915,760)	158,367
Change in unrealized gain (loss) on investments	57,216	-	(245,327)	-	13,663	-	50,818	(53,527)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,251	-	(615,925)	-	(109,498)	-	(892,067)	97,867

Equity transactions:
Purchase payments received from contract owners (note 3)	18,416	-	1,530,410	-	161,724	-	92,979	216,745
Transfers between funds	2,944,699	-	2,395,848	-	372,035	-	(904,308)	2,470,867
Redemptions (note 3)	(15,586)	-	(110,368)	-	(3,773)	-	(298,696)	(257,026)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36)	-	(1,229)	-	(1)	-	(5,644)	(11,144)
Adjustments to maintain reserves	(21)	-	(19)	-	(20)	-	(125)	(1,401)

Net equity transactions	2,947,472	-	3,814,642	-	529,965	-	(1,115,794)	2,418,041

Net change in contract owners’ equity	2,958,723	-	3,198,717	-	420,467	-	(2,007,861)	2,515,908
Contract owners’ equity beginning of period	-	-	-	-	-	-	2,515,908	-

Contract owners’ equity end of period	$2,958,723	-	3,198,717	-	420,467	-	508,047	2,515,908

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	285,625	-
Units purchased	462,497	-	2,344,951	-	603,820	-	12,344,445	1,401,241
Units redeemed	(177,582)	-	(1,958,417)	-	(558,430)	-	(12,536,182)	(1,115,616)

Ending units	284,915	-	386,534	-	45,390	-	93,888	285,625

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROSCN		PROSEM		PROSIN		PROSN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(815)	-	(9,152)	(5,691)	(13,201)	(3,487)	(9,983)	(9,381)
Realized gain (loss) on investments	(43,900)	-	(138,074)	(112,451)	(223,391)	(86,569)	(68,680)	(279,184)
Change in unrealized gain (loss) on investments	(3,232)	-	28,769	(15,383)	(15,407)	(373)	7,301	(11,873)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,947)	-	(118,457)	(133,525)	(251,999)	(90,429)	(71,362)	(300,438)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,929	-	4,457	1,307	45,137	19,236	40,496	13,176
Transfers between funds	191,780	-	637,885	482,535	1,593,184	99,936	(156,523)	1,132,387
Redemptions (note 3)	(20,102)	-	(68,830)	(9,511)	(28,956)	(5,101)	(49,085)	(57,235)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	-	(970)	(342)	(1)	(21)	(977)	(1,313)
Adjustments to maintain reserves	-	-	1,789	(2,100)	205	1,526	28	(19)

Net equity transactions	177,602	-	574,331	471,889	1,609,569	115,576	(166,061)	1,086,996

Net change in contract owners’ equity	129,655	-	455,874	338,364	1,357,570	25,147	(237,423)	786,558
Contract owners’ equity beginning of period	-	-	338,364	-	25,147	-	786,558	-

Contract owners’ equity end of period	$129,655	-	794,238	338,364	1,382,717	25,147	549,135	786,558

CHANGES IN UNITS:
Beginning units	-	-	40,731	-	2,950	-	90,870	-
Units purchased	238,601	-	2,429,501	1,327,708	1,990,893	806,862	2,337,999	955,144
Units redeemed	(223,858)	-	(2,382,413)	(1,286,977)	(1,831,433)	(803,912)	(2,356,559)	(864,274)

Ending units	14,743	-	87,819	40,731	162,410	2,950	72,310	90,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROTEC		PROTEL		PROGVP		PROUN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,099)	-	(931)	-	(36,560)	(20,391)	(17,209)	(7,057)
Realized gain (loss) on investments	(33,197)	-	(12,560)	-	1,296,033	(299,122)	(166,893)	254,525
Change in unrealized gain (loss) on investments	(21,619)	-	141	-	77,699	25,396	(38,936)	(5,330)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(60,915)	-	(13,350)	-	1,337,172	(294,117)	(223,038)	242,138

Equity transactions:
Purchase payments received from contract owners (note 3)	193,314	-	18,373	-	138,380	414,833	231,383	7,370
Transfers between funds	890,320	-	30,090	-	244,269	2,549,110	1,241,694	410,245
Redemptions (note 3)	(29,958)	-	-	-	(490,560)	(607,419)	(83,611)	(33,607)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(278)	-	-	-	(1,401)	(5,267)	(836)	(856)
Adjustments to maintain reserves	(34)	-	(19)	-	(93)	(122)	(1)	(238)

Net equity transactions	1,053,364	-	48,444	-	(109,405)	2,351,135	1,388,629	382,914

Net change in contract owners’ equity	992,449	-	35,094	-	1,227,767	2,057,018	1,165,591	625,052
Contract owners’ equity beginning of period	-	-	-	-	2,057,018	-	625,052	-

Contract owners’ equity end of period	$992,449	-	35,094	-	3,284,785	2,057,018	1,790,643	625,052

CHANGES IN UNITS:
Beginning units	-	-	-	-	195,289	-	54,992	-
Units purchased	404,364	-	163,170	-	10,451,621	2,650,904	1,855,290	1,173,828
Units redeemed	(297,168)	-	(159,480)	-	(10,425,882)	(2,455,615)	(1,748,432)	(1,118,836)

Ending units	107,196	-	3,690	-	221,028	195,289	161,850	54,992

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PROUTL		RVAAS		RVACS		RVAMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,557)	-	(17,791)	13,999	(30,361)	50,364	(53,664)	58,223
Realized gain (loss) on investments	29,640	-	66,161	62,742	164,233	6,621	314,084	(3,312)
Change in unrealized gain (loss) on investments	48,870	-	(314,336)	269,713	(169,843)	107,780	(469,633)	277,638
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,953	-	(265,966)	346,454	(35,971)	164,765	(209,213)	332,549

Equity transactions:
Purchase payments received from contract owners (note 3)	122,417	-	36,385	53,675	131,835	175,929	169,228	154,069
Transfers between funds	1,489,147	-	100,172	4,690,683	(863,558)	2,702,248	(63,918)	4,340,929
Redemptions (note 3)	(20,907)	-	(3,800,797)	(467,146)	(305,317)	(63,133)	(372,396)	(151,906)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	-	(119,674)	(1,013)	(37)	(41)	(3,187)	(3,199)
Adjustments to maintain reserves	20	-	(60)	(625)	(43)	(370)	102	(2,742)

Net equity transactions	1,590,673	-	(3,783,974)	4,275,574	(1,037,120)	2,814,633	(270,171)	4,337,151

Net change in contract owners’ equity	1,663,626	-	(4,049,940)	4,622,028	(1,073,091)	2,979,398	(479,384)	4,669,700
Contract owners’ equity beginning of period	-	-	4,622,028	-	2,979,398	-	4,669,700	-

Contract owners’ equity end of period	$1,663,626	-	572,088	4,622,028	1,906,307	2,979,398	4,190,316	4,669,700

CHANGES IN UNITS:
Beginning units	-	-	445,037	-	292,601	-	460,683	-
Units purchased	413,868	-	260,887	551,180	507,916	464,309	357,208	507,347
Units redeemed	(259,681)	-	(647,381)	(106,143)	(608,328)	(171,708)	(386,739)	(46,664)

Ending units	154,187	-	58,543	445,037	192,189	292,601	431,152	460,683

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RSRF		RVASA		RVAMR		RBKF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(146,240)	(220,789)	23,476	(31,660)	(195,523)	(169,792)	(17,792)	(16,765)
Realized gain (loss) on investments	397,573	3,494,557	13,818	(29,885)	505,282	152,685	(321,200)	41,091
Change in unrealized gain (loss) on investments	(1,003,574)	(2,628,818)	(206,550)	107,682	(1,471,001)	1,539,299	(26,620)	36,851
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(752,241)	644,950	(169,256)	46,137	(1,161,242)	1,522,192	(365,612)	61,177

Equity transactions:
Purchase payments received from contract owners (note 3)	343,218	1,122,673	145,537	573,910	397,536	731,122	121,291	275,978
Transfers between funds	(1,344,169)	(6,574,995)	(54,130)	1,689,691	434,598	2,455,713	(1,391,046)	752,771
Redemptions (note 3)	(1,534,114)	(2,466,837)	(264,998)	(174,591)	(1,787,743)	(1,063,901)	(277,947)	(227,277)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,013)	(32,525)	(5,263)	(2,522)	(17,302)	(9,866)	(897)	(1,904)
Adjustments to maintain reserves	(99)	34,242	(104)	43	(62)	2,733	1,564	70,006

Net equity transactions	(2,552,177)	(7,917,442)	(178,958)	2,086,531	(972,973)	2,115,801	(1,547,035)	869,574

Net change in contract owners’ equity	(3,304,418)	(7,272,492)	(348,214)	2,132,668	(2,134,215)	3,637,993	(1,912,647)	930,751
Contract owners’ equity beginning of period	11,834,837	19,107,329	3,658,591	1,525,923	13,531,612	9,893,619	2,746,122	1,815,371

Contract owners’ equity end of period	$8,530,419	11,834,837	3,310,377	3,658,591	11,397,397	13,531,612	833,475	2,746,122

CHANGES IN UNITS:
Beginning units	945,398	1,646,126	380,558	155,760	1,384,728	1,152,844	400,518	292,935
Units purchased	146,143	1,603,838	62,637	600,892	510,964	1,161,420	6,441,657	11,163,829
Units redeemed	(353,163)	(2,304,566)	(82,769)	(376,094)	(616,894)	(929,536)	(6,683,897)	(11,056,246)

Ending units	738,378	945,398	360,426	380,558	1,278,798	1,384,728	158,278	400,518

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RBMF		RVBER		RBF		RVCLR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(170,899)	(147,940)	5,582	16,517	(95,204)	(115,486)	30,244	25,864
Realized gain (loss) on investments	(1,444,739)	1,117,267	370,362	150,656	(766,743)	501,134	286,071	673,144
Change in unrealized gain (loss) on investments	(1,737,406)	809,789	(880,522)	685,573	126,379	(84,294)	(635,909)	11,757
Reinvested capital gains	1,084,975	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,268,069)	1,779,116	(504,578)	852,746	(735,568)	301,354	(319,594)	710,765

Equity transactions:
Purchase payments received from contract owners (note 3)	434,950	551,737	570,660	265,055	378,987	406,720	829,849	681,220
Transfers between funds	(9,107,330)	(5,177,015)	936,101	2,620,553	2,734,612	(1,947,716)	2,614,540	866,268
Redemptions (note 3)	(1,952,386)	(2,594,479)	(1,024,077)	(661,391)	(776,754)	(920,783)	(1,512,049)	(929,657)
Annuity benefits	(5,440)	(7,554)	-	-	(2,170)	(2,163)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,227)	(19,083)	(8,434)	(10,831)	(3,303)	(5,963)	(7,217)	(16,015)
Adjustments to maintain reserves	12,070	(4,180)	(81)	853	(1,343)	65,831	(57)	396

Net equity transactions	(10,628,363)	(7,250,574)	474,169	2,214,239	2,330,029	(2,404,074)	1,925,066	602,212

Net change in contract owners’ equity	(12,896,432)	(5,471,458)	(30,409)	3,066,985	1,594,461	(2,102,720)	1,605,472	1,312,977
Contract owners’ equity beginning of period	19,514,836	24,986,294	7,931,016	4,864,031	4,141,943	6,244,663	8,075,221	6,762,244

Contract owners’ equity end of period	$6,618,404	19,514,836	7,900,607	7,931,016	5,736,404	4,141,943	9,680,693	8,075,221

CHANGES IN UNITS:
Beginning units	799,928	1,278,562	863,401	595,725	400,924	674,210	846,387	775,677
Units purchased	3,005,973	5,750,355	521,875	891,289	6,514,105	8,227,352	1,133,035	1,356,979
Units redeemed	(3,476,132)	(6,228,989)	(472,673)	(623,613)	(6,403,381)	(8,500,638)	(937,558)	(1,286,269)

Ending units	329,769	799,928	912,603	863,401	511,648	400,924	1,041,864	846,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVCMD		RCPF		RVLDD		RVDFA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$527,276	(172,087)	9,437	(36,665)	(108,557)	(48,182)	(239,471)	(162,813)
Realized gain (loss) on investments	256,970	(428,428)	569,172	965,459	346,581	1,400,811	(246,247)	(252,490)
Change in unrealized gain (loss) on investments	(1,517,593)	385,772	150,773	40,377	257,343	(97,695)	(2,621,445)	1,725,046
Reinvested capital gains	-	-	-	-	-	-	388,719	-

Net increase (decrease) in contract owners’ equity resulting from operations	(733,347)	(214,743)	729,382	969,171	495,367	1,254,934	(2,718,444)	1,309,743

Equity transactions:
Purchase payments received from contract owners (note 3)	590,372	1,080,353	165,560	223,084	2,229,257	968,498	1,459,650	2,027,988
Transfers between funds	(2,140,145)	(5,749,014)	2,590,394	(5,853,010)	2,715,362	(3,057,520)	(2,160,012)	19,036,347
Redemptions (note 3)	(1,190,846)	(1,406,748)	(1,229,909)	(2,013,781)	(2,742,899)	(944,666)	(1,491,071)	(1,533,484)
Annuity benefits	-	-	(4,465)	(4,162)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,950)	(31,367)	(4,459)	(17,024)	(21,977)	(21,451)	(19,247)	(7,449)
Adjustments to maintain reserves	(3,500)	5,108	2,517	(11,691)	(123)	94,557	1,416	(770)

Net equity transactions	(2,764,069)	(6,101,668)	1,519,638	(7,676,584)	2,179,620	(2,960,582)	(2,209,264)	19,522,632

Net change in contract owners’ equity	(3,497,416)	(6,316,411)	2,249,020	(6,707,413)	2,674,987	(1,705,648)	(4,927,708)	20,832,375
Contract owners’ equity beginning of period	9,325,565	15,641,976	6,303,034	13,010,447	7,533,276	9,238,924	20,832,375	-

Contract owners’ equity end of period	$5,828,149	9,325,565	8,552,054	6,303,034	10,208,263	7,533,276	15,904,667	20,832,375

CHANGES IN UNITS:
Beginning units	1,715,037	3,091,102	374,739	906,887	865,504	1,297,103	2,129,161	-
Units purchased	2,997,964	4,033,267	3,662,649	5,454,130	11,999,066	12,256,037	465,970	2,924,274
Units redeemed	(3,549,091)	(5,409,332)	(3,583,579)	(5,986,278)	(11,775,609)	(12,687,636)	(736,910)	(795,113)

Ending units	1,163,910	1,715,037	453,809	374,739	1,088,961	865,504	1,858,221	2,129,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVDSR		RELF		RENF		RESF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(379,506)	(280,371)	(61,684)	(151,120)	(214,730)	(151,377)	(190,873)	(224,576)
Realized gain (loss) on investments	114,190	(1,479,625)	(1,918,015)	(1,290,497)	(136,249)	(878,327)	(292,055)	(1,002,476)
Change in unrealized gain (loss) on investments	(2,309,026)	2,731,660	(14,441)	(1,292,750)	(1,188,379)	1,619,381	(2,000,237)	1,976,899
Reinvested capital gains	-	-	1,545,477	1,021,245	60,626	-	989,305	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,574,342)	971,664	(448,663)	(1,713,122)	(1,478,732)	589,677	(1,493,860)	749,847

Equity transactions:
Purchase payments received from contract owners (note 3)	788,503	2,771,117	80,464	234,174	1,180,677	1,200,295	1,127,042	534,547
Transfers between funds	(3,986,282)	38,156,910	(2,660,464)	(7,068,713)	(2,430,143)	(3,892,220)	(6,134,769)	(5,802,613)
Redemptions (note 3)	(6,677,107)	(6,474,922)	(799,677)	(1,724,241)	(2,092,255)	(1,872,259)	(1,561,487)	(1,544,603)
Annuity benefits	-	-	-	(304)	(7,462)	(26,112)	(4,190)	(12,232)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,957)	(6,562)	(3,734)	(19,496)	(12,875)	(18,531)	(7,739)	(14,973)
Adjustments to maintain reserves	568	(51,931)	(5,080)	9,281	10,973	(13,913)	12,356	(29,358)

Net equity transactions	(9,899,275)	34,394,612	(3,388,491)	(8,569,299)	(3,351,085)	(4,622,740)	(6,568,787)	(6,869,232)

Net change in contract owners’ equity	(12,473,617)	35,366,276	(3,837,154)	(10,282,421)	(4,829,817)	(4,033,063)	(8,062,647)	(6,119,385)
Contract owners’ equity beginning of period	35,366,276	-	5,727,179	16,009,600	14,152,880	18,185,943	16,233,712	22,353,097

Contract owners’ equity end of period	$22,892,659	35,366,276	1,890,025	5,727,179	9,323,063	14,152,880	8,171,065	16,233,712

CHANGES IN UNITS:
Beginning units	3,695,517	-	687,060	2,106,765	604,777	918,673	588,785	1,013,485
Units purchased	598,109	5,555,404	8,219,666	17,553,692	3,728,122	3,977,664	2,604,243	4,073,415
Units redeemed	(1,675,503)	(1,859,887)	(8,632,167)	(18,973,397)	(3,900,948)	(4,291,560)	(2,861,721)	(4,498,115)

Ending units	2,618,123	3,695,517	274,559	687,060	431,951	604,777	331,307	588,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RLCE		RFSF		RUGB		RHCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(43,544)	(14,531)	(51,613)	(73,760)	64,747	193,648	(118,209)	(165,129)
Realized gain (loss) on investments	(432,956)	(1,558,449)	(421,780)	(312,020)	8,872,767	(548,214)	(473,931)	478,211
Change in unrealized gain (loss) on investments	(48,586)	139,585	(65,064)	265,622	471,238	750,042	55,916	(498,658)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(525,086)	(1,433,395)	(538,457)	(120,158)	9,408,752	395,476	(536,224)	(185,576)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,101	263,972	193,712	322,073	2,403,321	1,187,004	250,332	432,538
Transfers between funds	(339,843)	(4,438,005)	(993,237)	(8,427,757)	1,374,999	(5,517,068)	2,006,889	(9,218,014)
Redemptions (note 3)	(419,190)	(416,936)	(553,357)	(1,336,500)	(1,858,571)	(2,982,655)	(1,180,956)	(1,721,888)
Annuity benefits	(998)	(2,933)	(1,114)	(1,193)	-	-	(3,531)	(11,457)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,605)	(2,055)	(3,286)	(11,087)	(19,298)	(22,256)	(4,439)	(12,614)
Adjustments to maintain reserves	176	35,546	204	45,169	(29,560)	(3,612)	(1,630)	5,679

Net equity transactions	(747,359)	(4,560,411)	(1,357,078)	(9,409,295)	1,870,891	(7,338,587)	1,066,665	(10,525,756)

Net change in contract owners’ equity	(1,272,445)	(5,993,806)	(1,895,535)	(9,529,453)	11,279,643	(6,943,111)	530,441	(10,711,332)
Contract owners’ equity beginning of period	3,120,710	9,114,516	5,018,933	14,548,386	8,797,254	15,740,365	5,709,115	16,420,447

Contract owners’ equity end of period	$1,848,265	3,120,710	3,123,398	5,018,933	20,076,897	8,797,254	6,239,556	5,709,115

CHANGES IN UNITS:
Beginning units	316,669	822,161	608,405	2,028,811	657,160	1,282,305	491,192	1,509,956
Units purchased	3,343,353	6,088,429	2,916,748	8,644,148	12,750,499	18,656,285	5,175,558	9,141,001
Units redeemed	(3,433,782)	(6,593,921)	(3,074,215)	(10,064,554)	(12,303,062)	(19,281,430)	(5,146,118)	(10,159,765)

Ending units	226,240	316,669	450,938	608,405	1,104,597	657,160	520,632	491,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RINF		RVIDD		RJNF		RVIMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(82,549)	(152,231)	(87,612)	(148,876)	(78,193)	(106,841)	(14,368)	(31,589)
Realized gain (loss) on investments	(145,969)	1,200,601	(2,307,393)	(3,478,804)	(1,601,425)	(841,720)	(149,076)	(1,103,121)
Change in unrealized gain (loss) on investments	(466,137)	(823,460)	(29,807)	(63,101)	(62,705)	(398,858)	(29,023)	7,099
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(694,655)	224,910	(2,424,812)	(3,690,781)	(1,742,323)	(1,347,419)	(192,467)	(1,127,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	236,220	301,968	401,481	388,110	202,291	794,132	52,384	95,350
Transfers between funds	(5,870,422)	(9,038,564)	(897,341)	3,612,323	(1,781,467)	(2,906,173)	(166,349)	1,244,498
Redemptions (note 3)	(1,003,370)	(1,845,482)	(1,087,255)	(673,147)	(577,090)	(687,061)	(91,127)	(358,034)
Annuity benefits	(5,339)	(4,982)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,599)	(14,197)	(2,613)	(11,422)	(2,499)	(7,500)	(360)	(1,883)
Adjustments to maintain reserves	2,235	3,487	(831)	4,985	(6,768)	(4,884)	562	1,372

Net equity transactions	(6,646,275)	(10,597,770)	(1,586,559)	3,320,849	(2,165,533)	(2,811,486)	(204,890)	981,303

Net change in contract owners’ equity	(7,340,930)	(10,372,860)	(4,011,371)	(369,932)	(3,907,856)	(4,158,905)	(397,357)	(146,308)
Contract owners’ equity beginning of period	10,702,885	21,075,745	7,402,878	7,772,810	6,761,742	10,920,647	1,272,342	1,418,650

Contract owners’ equity end of period	$3,361,955	10,702,885	3,391,507	7,402,878	2,853,886	6,761,742	874,985	1,272,342

CHANGES IN UNITS:
Beginning units	611,617	1,463,762	2,035,747	1,494,684	1,192,824	1,665,991	283,512	234,253
Units purchased	1,702,314	3,861,258	39,204,497	31,701,767	14,052,667	14,316,810	2,938,969	3,712,486
Units redeemed	(2,092,785)	(4,713,403)	(39,918,592)	(31,160,704)	(14,511,477)	(14,789,977)	(3,009,540)	(3,663,227)

Ending units	221,146	611,617	1,321,652	2,035,747	734,014	1,192,824	212,941	283,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RAF		RVISC		RUF		RLCJ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(41,665)	(107,574)	(51,759)	(83,406)	(122,232)	(389,621)	(36,821)	(45,273)
Realized gain (loss) on investments	(585,414)	(1,912,452)	(211,989)	(2,269,895)	(1,832,978)	(11,584,956)	(717,947)	477,697
Change in unrealized gain (loss) on investments	(21,799)	246,336	(12,331)	134,494	282,188	(174,054)	(184,196)	39,803
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(648,878)	(1,773,690)	(276,079)	(2,218,807)	(1,673,022)	(12,148,631)	(938,964)	472,227

Equity transactions:
Purchase payments received from contract owners (note 3)	114,508	270,706	385,935	498,011	262,735	1,064,432	47,054	217,446
Transfers between funds	(573,247)	(1,602,947)	(751,010)	41,705	(1,213,442)	11,950,448	(1,872,467)	123,781
Redemptions (note 3)	(548,977)	(1,076,666)	(443,254)	(770,891)	(1,680,579)	(3,983,144)	(294,844)	(246,332)
Annuity benefits	-	-	-	-	-	(184)	(1,053)	(1,082)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,792)	(13,498)	(4,010)	(12,029)	(6,169)	(32,419)	(5,118)	(3,617)
Adjustments to maintain reserves	(913)	7,790	15,540	(7,233)	(438)	24,098	16,351	40,351

Net equity transactions	(1,011,421)	(2,414,615)	(796,799)	(250,437)	(2,637,893)	9,023,231	(2,110,077)	130,547

Net change in contract owners’ equity	(1,660,299)	(4,188,305)	(1,072,878)	(2,469,244)	(4,310,915)	(3,125,400)	(3,049,041)	602,774
Contract owners’ equity beginning of period	3,766,653	7,954,958	3,652,201	6,121,445	9,868,136	12,993,536	3,959,132	3,356,358

Contract owners’ equity end of period	$2,106,354	3,766,653	2,579,323	3,652,201	5,557,221	9,868,136	910,091	3,959,132

CHANGES IN UNITS:
Beginning units	1,332,478	2,220,914	831,180	1,031,856	1,905,883	2,056,718	383,490	371,247
Units purchased	44,844,874	46,000,463	41,232,303	31,941,196	36,727,502	63,730,634	4,982,164	6,765,743
Units redeemed	(45,330,945)	(46,888,899)	(41,393,854)	(32,141,872)	(37,437,419)	(63,881,469)	(5,241,232)	(6,753,500)

Ending units	846,407	1,332,478	669,629	831,180	1,195,966	1,905,883	124,422	383,490

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RLF		RVMFU		RMED		RVARS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(79,948)	(148,979)	(114,961)	(174,228)	(93,755)	(103,469)	(87,163)	(150,731)
Realized gain (loss) on investments	793,463	964,360	(29,979)	(1,193,071)	(45,567)	1,203,023	175,422	75,254
Change in unrealized gain (loss) on investments	(676,181)	(528,342)	(681,567)	292,179	(572,628)	463,216	21,887	290,175
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,334	287,039	(826,507)	(1,075,120)	(711,950)	1,562,770	110,146	214,698

Equity transactions:
Purchase payments received from contract owners (note 3)	62,687	234,771	366,192	2,474,132	458,275	437,496	270,452	1,319,339
Transfers between funds	(2,246,408)	(1,689,706)	857,569	(7,546,460)	(4,603,774)	3,414,560	138,794	(5,447,905)
Redemptions (note 3)	(977,497)	(2,121,928)	(891,912)	(1,504,542)	(1,008,072)	(1,266,270)	(736,653)	(1,771,285)
Annuity benefits	(3,763)	(3,479)	-	-	-	(2,016)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,597)	(18,230)	(19,000)	(19,487)	(4,146)	(8,944)	(13,574)	(26,561)
Adjustments to maintain reserves	(130)	(68,638)	(134)	(3,399)	464	(38,508)	(140)	403

Net equity transactions	(3,170,708)	(3,667,210)	312,715	(6,599,756)	(5,157,253)	2,536,318	(341,121)	(5,926,009)

Net change in contract owners’ equity	(3,133,374)	(3,380,171)	(513,792)	(7,674,876)	(5,869,203)	4,099,088	(230,975)	(5,711,311)
Contract owners’ equity beginning of period	7,285,612	10,665,783	7,479,850	15,154,726	10,223,461	6,124,373	6,167,122	11,878,433

Contract owners’ equity end of period	$4,152,238	7,285,612	6,966,058	7,479,850	4,354,258	10,223,461	5,936,147	6,167,122

CHANGES IN UNITS:
Beginning units	482,219	921,523	855,936	1,649,444	552,427	442,029	714,090	1,449,094
Units purchased	788,160	4,429,102	454,245	1,878,901	3,081,564	4,953,559	258,228	1,830,708
Units redeemed	(999,207)	(4,868,406)	(425,232)	(2,672,409)	(3,368,269)	(4,843,161)	(296,078)	(2,565,712)

Ending units	271,172	482,219	884,949	855,936	265,722	552,427	676,240	714,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVF		ROF		RNF		RPMF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(88,117)	(101,062)	(119,177)	(144,164)	(152,004)	(184,395)	(540,747)	(548,508)
Realized gain (loss) on investments	(1,915,126)	1,816,218	149,789	1,758,106	(105,916)	1,942,000	2,137,061	3,804,355
Change in unrealized gain (loss) on investments	(167,764)	(363,269)	(280,477)	(159,572)	(581,904)	(215,418)	(12,304,655)	9,029,474
Reinvested capital gains	692,983	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,478,024)	1,351,887	(249,865)	1,454,370	(839,824)	1,542,187	(10,708,341)	12,285,321

Equity transactions:
Purchase payments received from contract owners (note 3)	705,446	829,174	2,236,360	226,067	187,719	205,984	3,482,368	3,600,228
Transfers between funds	(2,779,058)	(1,692,832)	(5,085,796)	(2,632,685)	533,963	(9,203,229)	(18,578,514)	2,746,150
Redemptions (note 3)	(812,630)	(941,117)	(1,244,335)	(1,526,832)	(2,515,189)	(2,626,110)	(4,515,033)	(5,087,417)
Annuity benefits	-	-	-	-	-	(1,342)	(4,353)	(14,057)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,052)	(6,181)	(9,748)	(17,815)	(26,555)	(20,283)	(21,176)	(30,525)
Adjustments to maintain reserves	243	198,733	4,998	50,401	506	29,075	731	(988)

Net equity transactions	(2,899,051)	(1,612,223)	(4,098,521)	(3,900,864)	(1,819,556)	(11,615,905)	(19,635,977)	1,213,391

Net change in contract owners’ equity	(4,377,075)	(260,336)	(4,348,386)	(2,446,494)	(2,659,380)	(10,073,718)	(30,344,318)	13,498,712
Contract owners’ equity beginning of period	9,411,024	9,671,360	10,918,017	13,364,511	12,255,667	22,329,385	54,731,878	41,233,166

Contract owners’ equity end of period	$5,033,949	9,411,024	6,569,631	10,918,017	9,596,287	12,255,667	24,387,560	54,731,878

CHANGES IN UNITS:
Beginning units	952,362	1,317,022	719,153	1,034,035	1,293,811	2,832,370	1,736,396	1,749,261
Units purchased	9,105,317	16,132,405	9,767,427	11,105,739	9,499,863	9,113,319	5,080,603	7,348,574
Units redeemed	(9,543,135)	(16,497,065)	(10,050,770)	(11,420,621)	(9,753,242)	(10,651,878)	(5,760,743)	(7,361,439)

Ending units	514,544	952,362	435,810	719,153	1,040,432	1,293,811	1,056,256	1,736,396

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RREF		RRF		RMEK		RTF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$111,182	(12,113)	(70,343)	(134,733)	(81,931)	(96,055)	(119,550)	(109,746)
Realized gain (loss) on investments	(485,083)	2,876,733	259,337	(47,106)	(1,531,846)	686,760	(1,655,694)	1,390,276
Change in unrealized gain (loss) on investments	(174,292)	(374,098)	(325,989)	170,329	(419,006)	192,029	63,425	150,962
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(548,193)	2,490,522	(136,995)	(11,510)	(2,032,783)	782,734	(1,711,819)	1,431,492

Equity transactions:
Purchase payments received from contract owners (note 3)	884,468	1,264,167	69,102	254,047	377,065	548,364	710,995	940,207
Transfers between funds	(4,111,550)	(5,947,484)	1,301,039	(3,211,240)	(1,310,588)	3,551,201	546,321	441,865
Redemptions (note 3)	(1,959,110)	(3,840,988)	(714,222)	(1,754,624)	(921,708)	(1,150,566)	(804,427)	(1,058,497)
Annuity benefits	(1,942)	(3,530)	(1,860)	(1,772)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,032)	(40,258)	(2,175)	(14,670)	(5,744)	(10,895)	(3,158)	(6,423)
Adjustments to maintain reserves	(687)	50,810	(86)	4,831	19,265	(55,749)	(2,553)	117,513

Net equity transactions	(5,205,853)	(8,517,283)	651,798	(4,723,428)	(1,841,710)	2,882,355	447,178	434,665

Net change in contract owners’ equity	(5,754,046)	(6,026,761)	514,803	(4,734,938)	(3,874,493)	3,665,089	(1,264,641)	1,866,157
Contract owners’ equity beginning of period	14,025,648	20,052,409	6,367,143	11,102,081	8,247,866	4,582,777	11,351,949	9,485,792

Contract owners’ equity end of period	$8,271,602	14,025,648	6,881,946	6,367,143	4,373,373	8,247,866	10,087,308	11,351,949

CHANGES IN UNITS:
Beginning units	891,868	1,585,824	429,272	942,391	533,873	403,619	1,486,798	1,557,121
Units purchased	5,540,356	9,733,357	3,095,771	6,370,452	6,145,996	8,479,256	22,447,475	22,677,946
Units redeemed	(5,906,044)	(10,427,313)	(3,075,883)	(6,883,571)	(6,343,332)	(8,349,002)	(22,537,530)	(22,748,269)

Ending units	526,180	891,868	449,160	429,272	336,537	533,873	1,396,743	1,486,798

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVLCG		RVLCV		RVMCG		RVMCV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(275,168)	(202,582)	(180,488)	(143,792)	(253,388)	(304,959)	(128,449)	(113,163)
Realized gain (loss) on investments	(1,043,320)	2,519,920	598,193	1,619,064	1,866,922	4,619,842	(432,802)	1,152,899
Change in unrealized gain (loss) on investments	(522,510)	(177,397)	(1,193,279)	772,611	(2,539,477)	(1,203,057)	(467,164)	(48,429)
Reinvested capital gains	-	-	-	-	736,102	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,840,998)	2,139,941	(775,574)	2,247,883	(189,841)	3,111,826	(1,028,415)	991,307

Equity transactions:
Purchase payments received from contract owners (note 3)	560,027	366,791	356,055	667,528	504,411	737,814	95,533	492,967
Transfers between funds	(68,274)	2,487,933	84,167	(962,856)	(14,455,687)	(2,944,790)	13,484,318	(12,024,982)
Redemptions (note 3)	(2,499,330)	(1,926,270)	(1,655,866)	(2,246,789)	(2,420,245)	(2,275,270)	(1,148,160)	(1,823,095)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25,117)	(21,216)	(11,670)	(20,610)	(25,498)	(30,053)	(8,731)	(17,482)
Adjustments to maintain reserves	833	21,520	329	11,643	110	2,762	3,347	(5,952)

Net equity transactions	(2,031,861)	928,758	(1,226,985)	(2,551,084)	(16,396,909)	(4,509,537)	12,426,307	(13,378,544)

Net change in contract owners’ equity	(3,872,859)	3,068,699	(2,002,559)	(303,201)	(16,586,750)	(1,397,711)	11,397,892	(12,387,237)
Contract owners’ equity beginning of period	19,524,177	16,455,478	16,526,954	16,830,155	27,190,047	28,587,758	4,896,712	17,283,949

Contract owners’ equity end of period	$15,651,318	19,524,177	14,524,395	16,526,954	10,603,297	27,190,047	16,294,604	4,896,712

CHANGES IN UNITS:
Beginning units	1,651,539	1,732,122	1,501,383	1,825,662	1,676,122	2,315,874	371,676	1,560,171
Units purchased	7,049,711	7,548,993	10,619,585	6,526,805	2,954,318	4,710,617	3,435,318	3,148,687
Units redeemed	(7,336,724)	(7,629,576)	(10,722,465)	(6,851,084)	(3,960,044)	(5,350,369)	(2,444,112)	(4,337,182)

Ending units	1,364,526	1,651,539	1,398,503	1,501,383	670,396	1,676,122	1,362,882	371,676

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVSCG		RVSCV		RVSDL		RTEC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(115,758)	(87,004)	(76,103)	(113,408)	(33,136)	(69,703)	(109,196)	(192,381)
Realized gain (loss) on investments	(329,201)	513,875	457,039	(267,687)	(453,738)	(463,094)	(557,516)	448,974
Change in unrealized gain (loss) on investments	(250,296)	166,591	(384,120)	1,030,042	114,474	(126,806)	(174,376)	(838,277)
Reinvested capital gains	-	-	-	-	-	-	298,007	-

Net increase (decrease) in contract owners’ equity resulting from operations	(695,255)	593,462	(3,184)	648,947	(372,400)	(659,603)	(543,081)	(581,684)

Equity transactions:
Purchase payments received from contract owners (note 3)	197,104	154,896	53,529	454,672	51,619	212,599	565,510	539,840
Transfers between funds	(620,448)	7,126,012	645,134	44,876	675,033	440,638	(5,085,072)	(6,817,335)
Redemptions (note 3)	(1,372,954)	(899,013)	(613,210)	(1,034,384)	(284,451)	(722,700)	(954,299)	(1,966,891)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,319)	(8,901)	(4,720)	(5,552)	(3,456)	(8,390)	(4,776)	(17,398)
Adjustments to maintain reserves	190	(1,121)	200	(99,774)	(1,168)	(21,774)	(1,165)	2,014

Net equity transactions	(1,809,427)	6,371,873	80,933	(640,162)	437,577	(99,627)	(5,479,802)	(8,259,770)

Net change in contract owners’ equity	(2,504,682)	6,965,335	77,749	8,785	65,177	(759,230)	(6,022,883)	(8,841,454)
Contract owners’ equity beginning of period	10,859,606	3,894,271	5,747,110	5,738,325	2,774,400	3,533,630	10,514,690	19,356,144

Contract owners’ equity end of period	$8,354,924	10,859,606	5,824,859	5,747,110	2,839,577	2,774,400	4,491,807	10,514,690

CHANGES IN UNITS:
Beginning units	824,063	363,474	474,756	586,636	430,980	517,155	790,795	1,623,629
Units purchased	3,850,425	4,871,487	3,317,818	4,183,297	8,611,113	14,138,454	4,495,000	8,503,148
Units redeemed	(4,054,005)	(4,410,898)	(3,250,579)	(4,295,177)	(8,576,142)	(14,224,629)	(4,908,796)	(9,335,982)

Ending units	620,483	824,063	541,995	474,756	465,951	430,980	376,999	790,795

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RTEL		RTRF		RUTL		RVWDL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,292)	21,594	(72,872)	(116,231)	33,705	168,196	(26,414)	(24,807)
Realized gain (loss) on investments	(265,617)	357,206	(495,033)	49,822	595,590	418,111	(51,837)	(456,495)
Change in unrealized gain (loss) on investments	(16,237)	9,218	(174,490)	105,942	202,578	(31,948)	(54,413)	173,920
Reinvested capital gains	58,446	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(230,700)	388,018	(742,395)	39,533	831,873	554,359	(132,664)	(307,382)

Equity transactions:
Purchase payments received from contract owners (note 3)	150,189	112,930	66,580	192,878	374,060	334,199	92,353	360,795
Transfers between funds	(2,138,312)	2,051,600	(2,024,118)	1,990,242	2,175,301	1,053,603	(584,648)	(950,707)
Redemptions (note 3)	(164,282)	(442,783)	(818,885)	(1,596,742)	(828,898)	(1,596,376)	(258,430)	(193,403)
Annuity benefits	(2,975)	(3,216)	(3,632)	(3,890)	(4,318)	(4,161)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(597)	(1,783)	(4,009)	(13,259)	(2,976)	(9,025)	(1,506)	(1,208)
Adjustments to maintain reserves	(4,327)	(39,565)	1,722	(32,610)	(14,773)	11,519	(153)	(87,627)

Net equity transactions	(2,160,304)	1,677,183	(2,782,342)	536,619	1,698,396	(210,241)	(752,384)	(872,150)

Net change in contract owners’ equity	(2,391,004)	2,065,201	(3,524,737)	576,152	2,530,269	344,118	(885,048)	(1,179,532)
Contract owners’ equity beginning of period	4,485,117	2,419,916	7,086,394	6,510,242	7,126,341	6,782,223	1,707,547	2,887,079

Contract owners’ equity end of period	$2,094,113	4,485,117	3,561,657	7,086,394	9,656,610	7,126,341	822,499	1,707,547

CHANGES IN UNITS:
Beginning units	509,641	312,907	443,935	496,725	677,177	684,436	155,516	243,832
Units purchased	6,508,296	10,770,388	3,352,565	6,394,715	7,705,666	11,768,392	1,034,428	1,229,694
Units redeemed	(6,736,549)	(10,573,654)	(3,541,968)	(6,447,505)	(7,581,384)	(11,775,651)	(1,110,066)	(1,318,010)

Ending units	281,388	509,641	254,532	443,935	801,459	677,177	79,878	155,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWHA		VWAR		WRASP		SAM2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,998)	-	(7,839)	-	(78,370)	(81,751)	-	-
Realized gain (loss) on investments	(59,005)	-	(493)	-	717,761	97,445	-	-
Change in unrealized gain (loss) on investments	(101,136)	-	(21,413)	-	(2,851,794)	1,594,281	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(167,139)	-	(29,745)	-	(2,212,403)	1,609,975	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	246,548	-	1,799,672	-	2,155,985	2,335,712	-	(97,452)
Transfers between funds	617,518	-	239,688	-	4,342,587	13,706,536	-	(4,185)
Redemptions (note 3)	(25,145)	-	(1,176)	-	(1,955,551)	(490,880)	-	71,830
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(73)	-	-	-	(5,831)	(1,350)	-	118
Adjustments to maintain reserves	(23)	-	-	-	(479)	(1,401)	-	29,689

Net equity transactions	838,825	-	2,038,184	-	4,536,711	15,548,617	-	-

Net change in contract owners’ equity	671,686	-	2,008,439	-	2,324,308	17,158,592	-	-
Contract owners’ equity beginning of period	-	-	-	-	17,158,592	-	-	-

Contract owners’ equity end of period	$671,686	-	2,008,439	-	19,482,900	17,158,592	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	1,623,923	-	-	-
Units purchased	167,737	-	211,372	-	1,469,137	1,888,684	-	203,992
Units redeemed	(81,133)	-	(2,513)	-	(1,066,682)	(264,761)	-	(203,992)

Ending units	86,604	-	208,859	-	2,026,378	1,623,923	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	RVIRO		RVHEQ		SBMMP		RVCEQ
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15,352)	(45,360)	-	-	-	(485)	-	2,482
Realized gain (loss) on investments	45,052	(586,529)	-	-	-	-	-	598,799
Change in unrealized gain (loss) on investments	(38,605)	(369,865)	-	-	-	-	-	(158,950)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,905)	(1,001,754)	-	-	-	(485)	-	442,331

Equity transactions:
Purchase payments received from contract owners (note 3)	91,668	584,189	-	90	-	-	-	11,862
Transfers between funds	(3,390,738)	(5,065,723)	-	(79)	-	(93,169)	-	(2,190,883)
Redemptions (note 3)	(126,685)	(625,168)	-	(11)	-	(101,139)	-	(186,234)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(97)	-	-
Contingent deferred sales charges (note 2)	(774)	(5,237)	-	-	-	-	-	(1,595)
Adjustments to maintain reserves	(36)	4,818	-	-	-	(2)	-	8,093

Net equity transactions	(3,426,565)	(5,107,121)	-	-	-	(194,407)	-	(2,358,757)

Net change in contract owners’ equity	(3,435,470)	(6,108,875)	-	-	-	(194,892)	-	(1,916,426)
Contract owners’ equity beginning of period	3,435,470	9,544,345	-	-	-	194,892	-	1,916,426

Contract owners’ equity end of period	$-	3,435,470	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	430,229	1,166,081	-	-	-	14,536	-	244,485
Units purchased	24,797	1,046,068	-	151	-	-	-	325,833
Units redeemed	(455,026)	(1,781,920)	-	(151)	-	(14,536)	-	(570,318)

Ending units	-	430,229	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
CREDIT SUISSE ASSET MANAGEMENT
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
MORGAN STANLEY
Emerging Markets Debt Portfolio - Class II (MSEMB)
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
Global Real Estate Portfolio - Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Fund - Class III (TRF3)
NVIT Government Bond Fund - Class III (GBF3)
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Money Market Fund - Class II (NVMM2)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class III (ACVIG3)
VP Inflation Protection Fund - Class II (ACVIP2)
VP Ultra(R) Fund - Class III (ACVU3)
VP Value Fund - Class III (ACVV3)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
PMVRSD (PMVRSD)
All Asset Portfolio - Advisor Class (PMVAAD)
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Total Return Portfolio - Advisor Class (PMVTRD)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
PRO FUNDS
Ultra Short NASDAQ-100 (PROUSN)
VP Access High Yield (PROAHY)
VP Asia 30 (PROA30)
VP Banks (PROBNK)
VP Basic Materials (PROBM)
VP Bear (PROBR)
VP Biotechnology (PROBIO)
VP Bull (PROBL)
VP Consumer Goods (PROCG)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VP Consumer Services (PROCS)
VP Emerging Markets (PROEM)
VP Europe 30 (PROE30)
VP Financials (PROFIN)
VP Health Care (PROHC)
VP Industrials (PROIND)
VP International (PROINT)
VP Internet (PRONET)
VP Japan (PROJP)
VP NASDAQ-100 (PRON)
VP Oil and Gas (PROOG)
VP Pharmaceuticals (PROPHR)
VP Precious Metals (PROPM)
VP Real Estate (PRORE)
VP Rising Rates Opportunity (PRORRO)
VP Semiconductor (PROSCN)
VP Short Emerging Markets (PROSEM)
VP Short International (PROSIN)
VP Short NADSAQ-100 (PROSN)
VP Technology (PROTEC)
VP Telecommunications (PROTEL)
VP U.S. Government Plus (PROGVP)
VP Ultra NASDAQ-100 (PROUN)
VP Utilities (PROUTL)
RYDEX FUNDS
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
Variable Trust: All-Cap Opportunity Fund (RSRF)
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
SGI Variable Trust - CLS AdvisorOne Amerigo Fund (RVAMR)
Variable Trust: Banking Fund (RBKF)
Variable Trust: Basic Materials Fund (RBMF)
SGI Variable Trust - CLS AdvisorOne Select Allocation Fund (RVBER)
Variable Trust: Biotechnology Fund (RBF)
SGI Variable Trust - CLS AdvisorOne Clermont Fund (RVCLR)
Variable Trust: Commodities Strategy Fund (RVCMD)
Variable Trust: Consumer Products Fund (RCPF)
Variable Trust: Dow 2x Strategy Fund (RVLDD)
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
Variable Trust: DWA Sector Rotation Fund (RVDSR)
Variable Trust: Electronics Fund (RELF)
Variable Trust: Energy Fund (RENF)
Variable Trust: Energy Services Fund (RESF)
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
Variable Trust: Financial Services Fund (RFSF)
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
Variable Trust: Health Care Fund (RHCF)
Variable Trust: Internet Fund (RINF)
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
Variable Trust: Japan 2x Strategy Fund (RLCJ)
Variable Trust: Leisure Fund (RLF)
Variable Trust: Managed Futures Strategy Fund (RVMFU)
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
Variable Trust: NASDAQ-100(R) Fund (ROF)
Variable Trust: Nova Fund (RNF)
Variable Trust: Precious Metals Fund (RPMF)
Variable Trust: Real Estate Fund (RREF)
Variable Trust: Retailing Fund (RRF)
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
Variable Trust: S&P 500 2x Strategy Fund (RTF)
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
Variable Trust: Technology Fund (RTEC)
Variable Trust: Telecommunications Fund (RTEL)
Variable Trust: Transportation Fund (RTRF)
Variable Trust: Utilities Fund (RUTL)
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Acccount adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.
For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.
The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Nationwide Variable Account - 4 Options	Citigroup Global	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring .	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):
Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take. Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.55%
(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	MLVGA3	CSCRS	MVGTAS	MSEMB	MSVGT2	VKVGR2	GVAAA2

0.45%	$119,319	$840	$448	$-	$-	$-	$17	$867
0.65%	12,842	148	85	1	4	-	-	-
0.70%	2,607	-	-	-	-	-	-	-
0.80%	111	29	-	-	-	-	-	-
0.85%	1,591	-	-	-	-	-	-	-
0.90%	987	-	-	-	-	-	-	-
0.95%	4,026	108	-	-	-	-	-	-
1%	3,170	-	-	-	-	-	-	-
1.10%	1,699	-	-	-	-	-	-	-
1.15%	2,991,269	55,448	4,156	55	29	24	108	212
1.20%	524	-	-	-	-	-	-	-
1.25%	551,659	13,918	2,393	121	4	4	60	228
1.30%	28,020	-	-	-	-	-	-	-
1.35%	4,988,258	109,934	14,143	-	536	315	150	571
1.40%	957,696	21,713	69	88	-	-	-	-
1.45%	45,361	939	-	-	-	-	-	-
1.55%	1,580,413	34,328	1,487	-	68	-	42	-
1.60%	1,060,314	24,997	2,935	42	2	41	16	94
1.65%	768,112	6,453	430	-	-	-	-	-
1.70%	4	-	-	-	-	-	-	-
1.80%	280,630	2,323	1,388	-	264	-	1	192
1.85%	63,307	510	211	-	-	-	-	-
1.90%	875,541	38,035	9,238	-	962	149	104	781
1.95%	218,340	5,401	218	-	-	-	-	18
2%	84,311	216	-	-	77	-	-	11
2.05%	11,187	-	-	-	-	-	-	-
2.10%	254,573	5,269	1,201	297	834	-	-	132
2.15%	143,355	-	161	-	-	-	-	-
2.20%	32,555	225	1	-	-	-	-	205
2.25%	1,007	6	2	-	-	-	-	-
2.30%	79,585	854	7	-	-	-	-	232
2.35%	36,016	-	96	-	71	-	-	-
2.40%	2,824	-	-	-	-	-	-	-
2.45%	93,769	268	-	-	-	-	-	115
2.50%	72,126	-	-	-	-	-	-	-
2.55%	1,258	-	-	-	-	-	-	-
2.85%	7,801	-	-	-	-	-	-	-

Totals	$15,376,167	$321,962	$38,669	$604	$2,851	$533	$498	$3,658

	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.45%	$2,613	$31	$-	$188	$-	$187	$141	$232
0.65%	48	-	-	-	-	195	20	167
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	13	-	108	-
0.90%	-	-	-	-	-	-	-	-
0.95%	108	-	-	29	-	-	-	-
1%	189	-	-	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	166,610	5,338	96	3,361	5,824	29,432	13,010	4,843
1.20%	-	-	-	-	-	-	-	-
1.25%	29,923	951	106	386	126	578	3,408	1,640
1.30%	-	-	-	-	-	-	-	-
1.35%	263,961	12,186	3,078	10,811	4,226	23,029	9,931	3,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.40%	18,431	459	714	196	610	1,958	7,092	3,850
1.45%	2,123	39	-	-	-	180	-	-
1.55%	98,539	3,599	-	1,946	2,840	4,805	4,736	1,301
1.60%	17,557	4,956	841	1,760	242	4,487	2,486	133
1.65%	25,581	806	1,359	291	6,113	8,155	2,376	2,252
1.70%	-	-	-	-	-	-	-	-
1.80%	7,496	22	492	231	288	629	828	1,262
1.85%	1,147	957	-	-	-	-	-	-
1.90%	16,320	233	1,945	2,698	475	1,744	806	129
1.95%	9,812	-	531	265	543	142	2,015	-
2%	1,673	-	-	-	4,216	57	2,322	-
2.05%	-	-	-	-	-	1,017	-	-
2.10%	2,223	55	-	-	-	-	-	50
2.15%	-	109	-	2,782	-	392	251	-
2.20%	-	91	-	-	380	-	597	389
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	41	109	-	-
2.35%	-	-	-	-	-	682	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	2,032	8	-	1,378	-	-	-	-
2.50%	-	38	-	24	81	2,873	427	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$666,386	$29,878	$9,162	$26,346	$26,018	$80,651	$50,554	$20,074

	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6

0.45%	$265	$9	$1	$658	$-	$15	$-	$2,096
0.65%	-	-	-	118	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	55	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	279	-	-	-	-
1%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	588	2,674	1,422	100,739	12,594	1,380	1,999	51,261
1.20%	-	-	-	-	-	-	-	-
1.25%	-	632	195	2,621	1,196	-	759	2,575
1.30%	-	-	-	-	-	-	-	-
1.35%	4,368	4,369	1,762	106,789	19,992	2,860	668	97,040
1.40%	2,467	89	712	16,010	7,095	263	-	10,935
1.45%	-	7	-	213	18	-	-	-
1.55%	920	776	308	78,846	3,477	1,231	11	23,358
1.60%	3,825	1,445	-	21,996	21,429	-	52	23,143
1.65%	1,166	5,984	-	8,124	412	139	519	11,008
1.70%	-	-	-	-	-	-	-	-
1.80%	669	446	-	487	122	-	-	367
1.85%	-	-	-	394	-	-	-	463
1.90%	2,252	1,043	-	2,154	-	-	2,949	7,979
1.95%	22	183	-	1,208	-	136	141	313
2%	41	63	-	70	-	8	84	1,815
2.05%	-	-	-	-	-	-	-	-
2.10%	439	-	-	163	-	-	-	2,051
2.15%	-	6	-	320	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	56	-	-	41	-	6,244
2.35%	37	23	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,047	-	-	-	289
2.50%	-	-	-	-	-	24	-	24
2.55%	-	-	-	-	-	-	-	-
2.85%	3,847	-	-	-	-	-	-	-

	$20,906	$17,749	$4,456	$342,291	$66,335	$6,097	$7,182	$240,961

	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2

0.45%	$97	$-	$972	$-	$1,450	$1,628	$17	$93
0.65%	-	-	-	-	-	-	-	5
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	27	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	1
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	56
1%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	57,643	23,877	25,596	-	1,974	790	1,285	470
1.20%	-	-	-	-	-	-	-	-
1.25%	1,564	1,262	16,381	-	230	637	189	125
1.30%	-	-	-	365	-	-	-	-
1.35%	129,136	49,009	91,042	-	7,543	3,163	2,301	1,980
1.40%	30,033	9,065	20,172	-	798	40	167	531
1.45%	-	-	223	-	-	-	-	-
1.55%	43,867	18,419	11,820	-	3,246	2,201	380	73
1.60%	21,116	18,859	25,167	-	690	133	460	154
1.65%	31,226	713	18,493	-	138	-	8	15
1.70%	-	-	-	-	-	-	-	-
1.80%	540	70	71	-	80	-	10	-
1.85%	-	-	-	-	-	-	-	-
1.90%	1,883	-	12	-	1,052	111	36	391
1.95%	-	-	-	-	38	-	9	18
2%	125	-	81	-	-	-	250	177
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	100	-	-	5
2.15%	-	-	-	-	113	-	-	-
2.20%	176	-	-	-	-	-	103	-
2.25%	-	-	18	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.45%	-	-	-	-	187	-	-	-
2.50%	1,711	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$319,117	$121,274	$210,075	$365	$17,639	$8,703	$5,215	$4,094

	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2	NVMM2

0.45%	$-	$559	$83	$47	$15	$57	$1,069	$22,500
0.65%	-	8	1	-	-	43	-	2,579
0.70%	-	-	-	-	-	-	-	89
0.80%	-	-	-	-	-	5	-	3
0.85%	-	-	-	-	-	-	-	224
0.90%	-	-	-	-	-	-	-	90
0.95%	-	-	-	-	25	-	-	157
1%	-	-	-	-	-	-	-	798
1.10%	-	-	-	-	-	-	-	190
1.15%	1,152	3,875	696	2,335	2,235	7,792	10,974	609,704
1.20%	-	-	-	-	-	-	-	38
1.25%	-	21	-	241	342	1,309	2,380	161,145
1.30%	-	-	-	-	-	-	-	-
1.35%	3,593	13,321	5,049	2,830	6,187	22,037	11,150	1,051,370
1.40%	1,073	237	151	460	922	3,623	2,049	178,555
1.45%	-	-	-	-	-	-	57	24,911
1.55%	21	1,296	250	485	215	2,833	1,694	330,887
1.60%	211	296	374	907	805	811	1,883	293,940
1.65%	-	155	46	367	-	915	860	231,352
1.70%	-	-	-	-	-	-	-	-
1.80%	-	3	1	-	-	2	34	71,197
1.85%	-	-	-	-	505	-	-	20,287
1.90%	-	602	52	589	63	376	7	252,038
1.95%	-	19	1	22	-	58	5	63,154
2%	-	53	100	105	-	-	-	14,794
2.05%	-	-	-	-	-	-	-	1,934
2.10%	-	55	174	68	23	221	18	95,297
2.15%	-	-	55	106	-	-	527	45,649
2.20%	-	-	-	-	-	106	-	9,792
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	20,345
2.35%	-	-	-	-	-	-	-	3,360
2.40%	-	-	-	-	-	-	-	723
2.45%	-	-	8	16	70	-	8	18,909
2.50%	-	-	-	-	-	-	-	5,708
2.55%	-	-	-	-	-	-	-	137
2.85%	-	-	-	-	-	-	-	3,954

	$6,050	$20,500	$7,041	$8,578	$11,407	$40,188	$32,715	$3,535,810

	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB	FAM2	FC2R

0.45%	$15	$72	$1,561	$-	$96	$-	$51	$-
0.65%	-	-	908	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	14	14	-	77	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	106	-	-	95
1%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	13	10,305	2,166	3,405	26,558	-	748	37,354
1.20%	-	-	-	-	-	-	-	-
1.25%	-	3,848	902	-	4,285	-	88	-
1.30%	-	-	-	-	-	62	-	-
1.35%	89	30,205	10,961	1,197	43,440	-	91	51,930
1.40%	90	6,448	464	1,986	10,704	-	-	22,338
1.45%	-	-	26	-	17	-	-	-
1.55%	21	4,663	2,293	300	3,173	-	-	8,437
1.60%	23	1,584	2,407	749	3,190	-	86	3,978
1.65%	-	273	1,667	-	569	-	201	-
1.70%	-	-	-	-	-	-	-	-
1.80%	-	2	2,484	-	1,529	-	34	-
1.85%	-	-	31	-	1,267	-	-	-
1.90%	-	729	1,874	-	1,488	-	94	-
1.95%	-	-	1,196	-	139	-	18	-
2%	-	-	165	-	-	-	11	-
2.05%	-	-	2,419	-	-	-	-	-
2.10%	-	-	1,725	-	470	-	-	-
2.15%	-	224	535	-	-	-	-	-
2.20%	-	-	-	-	-	-	202	-
2.25%	-	-	260	-	-	-	-	-
2.30%	-	-	-	-	-	-	229	-
2.35%	-	48	5,944	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	33	-	-	139	-	56	-
2.50%	-	-	2,721	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$251	$58,448	$42,723	$7,637	$97,247	$62	$1,909	$124,132

	FEI2R	FG2R	FTVFA2	SBTRP	SBVI	SBIEP	PMVAAD	PMVFAD

0.45%	$80	$174	$875	$-	$-	$-	$50	$4,264
0.65%	90	20	155	-	-	-	-	1,032
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	37	-	-	-	-	-	2
0.90%	-	-	-	-	-	-	-	-
0.95%	-	133	167	-	-	-	8	-
1%	-	-	322	-	-	-	-	54
1.10%	-	-	-	-	-	-	-	-
1.15%	23,200	20,224	5,537	-	-	-	6,419	5,761
1.20%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.25%	649	239	4,330	-	-	-	91	2,017
1.30%	-	-	-	452	25,890	1,251	-	-
1.35%	22,741	37,108	4,819	-	-	-	2,425	9,857
1.40%	10,405	7,499	2,187	-	-	-	294	1,256
1.45%	-	-	-	-	-	-	113	-
1.55%	3,889	6,951	1,830	-	-	-	1,212	7,217
1.60%	1,709	3,024	1,553	-	-	-	526	2,691
1.65%	626	740	603	-	-	-	261	1,190
1.70%	-	-	-	-	-	-	-	-
1.80%	15	138	1,773	-	-	-	927	412
1.85%	-	-	-	-	-	-	-	1,148
1.90%	2,295	2,167	253	-	-	-	608	1,531
1.95%	40	63	292	-	-	-	12	206
2%	-	8	-	-	-	-	37	112
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	24	-	-	-	405	1,247
2.15%	-	-	-	-	-	-	667	18
2.20%	-	154	-	-	-	-	308	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	173	123	-	-	-	-	-
2.35%	-	-	-	-	-	-	174	496
2.40%	-	-	-	-	-	-	-	-
2.45%	29	230	29	-	-	-	830	50
2.50%	-	-	-	-	-	-	145	57
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$65,768	$79,082	$24,872	$452	$25,890	$1,251	$15,512	$40,618

	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2

0.45%	$401	$1,640	$4,134	$3,220	$9,905	$3,989	$864	$668
0.65%	-	231	176	547	256	58	14	98
0.70%	-	-	90	57	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	21	1	41	39	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	179	197	278	61	106
1%	-	-	21	373	329	17	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,438	6,776	5,431	10,867	12,125	33,951	7,879	6,904
1.20%	-	-	-	-	-	-	1	-
1.25%	4,154	1,130	5,683	2,556	3,701	6,056	3,256	4,708
1.30%	-	-	-	-	-	-	-	-
1.35%	9,597	7,472	20,059	28,686	39,662	49,858	28,578	14,919
1.40%	229	1,120	696	1,561	8,024	4,849	2,053	3,169
1.45%	-	117	529	136	412	287	148	3,276
1.55%	4,252	5,749	5,411	8,586	7,488	22,619	3,947	4,939
1.60%	8,055	4,249	7,264	5,764	7,541	21,646	3,033	3,050
1.65%	8,885	1,605	4,532	5,852	7,475	53,810	643	8,870
1.70%	-	-	-	-	-	-	-	-
1.80%	1,027	1,811	1,908	6,786	1,555	4,556	273	2,884
1.85%	-	52	213	1,461	2,155	264	160	734
1.90%	3,972	8,392	2,703	10,190	9,753	4,268	18,343	490
1.95%	1,867	502	1,192	1,509	1,138	10,388	130	2,943
2%	11	171	90	109	116	496	-	292
2.05%	2,302	-	-	-	-	-	-	-
2.10%	147	313	549	4,749	4,423	1,721	1,690	2,221
2.15%	2,512	2,184	232	1,677	33	6,676	-	-
2.20%	281	129	42	-	-	1,207	-	-
2.25%	5	-	2	-	-	-	-	-
2.30%	117	-	70	658	682	-	1	61
2.35%	5,543	75	376	5	361	144	-	410
2.40%	-	-	-	-	-	-	-	-
2.45%	667	498	85	-	77	3	103	420
2.50%	2,689	40	-	390	-	41	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$60,151	$44,256	$61,509	$95,919	$117,449	$227,221	$71,177	$61,162

	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL

0.45%	$-	$1,041	$402	$-	$6	$3,558	$22	$165
0.65%	5	68	14	-	41	999	41	9
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	18	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	7	-	-	-	3	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	1,043	10,148	1,597	14	268	4,448	89	4,343
1.20%	-	-	-	-	-	-	-	-
1.25%	2,771	8,382	1,466	3	4	199	72	5,323
1.30%	-	-	-	-	-	-	-	-
1.35%	634	22,491	7,424	1,056	714	3,817	101	13,191
1.40%	175	926	160	4	-	41	5	562
1.45%	6	87	58	1	-	32	-	132
1.55%	1,946	10,316	2,998	34	256	2,803	383	2,584
1.60%	105	11,345	5,782	1	45	752	167	9,129
1.65%	109	12,303	1,009	198	169	1,357	631	18,976
1.70%	-	-	-	-	-	-	-	-
1.80%	49	7,834	60	8	35	1,310	141	25,561
1.85%	-	85	317	359	-	649	-	2,345
1.90%	517	4,914	664	-	284	1,302	94	4,161
1.95%	111	701	30	-	94	129	60	197
2%	119	330	46	66	1	311	9	1,369
2.05%	-	-	-	-	-	-	-	-
2.10%	574	864	153	99	62	992	104	3,389
2.15%	4,320	1,369	-	1	9	335	30	1,318
2.20%	72	211	-	-	3	73	16	-
2.25%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.30%	-	59	762	-	-	210	7	829
2.35%	33	171	-	-	2	108	10	108
2.40%	-	-	-	-	-	-	-	-
2.45%	185	377	-	1	16	573	38	1,334
2.50%	6	-	-	-	-	5	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$12,780	$94,047	$22,942	$1,845	$2,009	$24,006	$2,020	$95,026

	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT

0.45%	$19	$1	$335	$14	$-	$-	$6	$87
0.65%	-	-	14	16	-	-	-	20
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	5	32	-	-	-	5	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	1	-	-	-	-	1	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	314	163	8,541	921	21	603	221	9,494
1.20%	-	-	2	1	-	-	-	1
1.25%	267	124	4,473	127	24	407	23	783
1.30%	-	-	-	-	-	-	-	-
1.35%	442	220	16,575	658	221	494	2,018	20,080
1.40%	6	77	1,408	101	122	3	246	1,297
1.45%	-	3	18	-	-	-	7	-
1.55%	148	131	3,593	718	108	629	228	850
1.60%	20	198	7,441	960	265	443	691	1,599
1.65%	123	80	3,847	79	89	872	582	787
1.70%	-	-	-	-	-	-	-	-
1.80%	69	65	837	71	-	223	290	935
1.85%	-	-	80	227	46	8	-	123
1.90%	435	269	7,222	29	274	556	1,265	9,290
1.95%	52	6	176	62	23	10	19	105
2%	4	14	111	23	-	16	59	13
2.05%	-	-	-	-	-	-	-	-
2.10%	5	-	127	56	7	5	28	27
2.15%	-	14	197	-	8	80	4	216
2.20%	-	7	41	-	3	10	-	2
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	91	-	-	-	162	-
2.35%	-	7	18	1	2	13	22	1
2.40%	-	-	-	-	-	-	-	-
2.45%	-	15	67	-	9	24	-	16
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$1,910	$1,426	$55,214	$4,064	$1,222	$4,402	$5,871	$45,726

	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO

0.45%	$-	$25	$240	$82	$1	$131	$17	$4,191
0.65%	-	3	10	439	-	1,078	-	71
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	-	1	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	9	-	-	-	-	104
1.10%	-	-	-	-	-	-	-	-
1.15%	17	588	3,551	3,404	114	3,451	497	3,020
1.20%	-	-	-	-	-	-	-	-
1.25%	52	12	523	3,867	93	556	639	945
1.30%	-	-	-	-	-	-	-	-
1.35%	119	1,645	5,165	23,992	962	4,024	608	1,719
1.40%	87	196	3,207	525	219	257	33	431
1.45%	-	-	147	44	8	112	8	-
1.55%	114	258	1,820	7,550	920	3,436	420	2,720
1.60%	31	1,326	2,123	1,745	1,146	816	524	5,643
1.65%	23	82	1,498	784	87	7,342	364	2,830
1.70%	-	-	-	-	-	-	-	-
1.80%	118	680	537	1,419	520	3,778	55	3,554
1.85%	-	432	1,166	2	-	350	-	-
1.90%	15	13	2,544	16,315	1,239	1,353	310	249
1.95%	1	15	536	529	228	534	3	50
2%	-	3	186	121	81	412	4	42
2.05%	-	-	-	-	-	-	-	-
2.10%	110	12	520	978	142	655	-	1,349
2.15%	-	-	418	797	28	33	65	96
2.20%	-	-	37	120	10	14	29	16
2.25%	-	-	-	-	-	-	-	-
2.30%	-	2	395	1,537	-	73	4	-
2.35%	-	-	72	431	38	6	13	31
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	723	192	24	31	75	41
2.50%	-	-	-	-	-	-	8	23
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$690	$5,292	$25,428	$64,873	$5,860	$28,442	$3,676	$27,125

	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN

0.45%	$-	$82	$1	$1	$1	$-	$2,534	$382
0.65%	5	-	-	-	-	-	92	2
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	37	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	-	-	1	-	107	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.10%	-	-	-	-	-	-	-	-
1.15%	37	259	283	579	129	32	3,756	1,583
1.20%	-	-	2	-	-	-	-	-
1.25%	49	20	42	45	163	23	1,486	183
1.30%	-	-	-	-	-	-	-	-
1.35%	100	1,881	1,734	850	1,428	143	11,335	5,862
1.40%	13	609	2,724	204	185	101	4,118	218
1.45%	-	-	2	50	7	37	63	2
1.55%	321	1,920	278	1,468	429	53	7,540	1,941
1.60%	25	1,920	3,573	337	1,273	175	2,550	411
1.65%	100	608	164	234	196	260	1,260	89
1.70%	-	-	-	-	-	-	-	-
1.80%	1	175	348	256	379	35	1,525	226
1.85%	-	113	4	309	-	-	9	733
1.90%	75	344	1,727	2,410	1,397	-	1,554	2,439
1.95%	1	185	116	270	198	5	67	420
2%	-	177	429	721	74	4	593	39
2.05%	-	-	-	-	-	-	-	-
2.10%	-	556	1,180	1,926	166	63	1,739	173
2.15%	29	89	167	71	5	-	145	1,735
2.20%	15	45	66	1	-	-	8	52
2.25%	-	-	-	-	-	-	-	-
2.30%	-	6	72	86	7	-	-	178
2.35%	7	55	90	17	24	-	56	40
2.40%	-	-	-	-	-	-	-	-
2.45%	37	108	184	148	-	-	66	484
2.50%	-	-	15	-	-	-	9	17
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$815	$9,152	$13,201	$9,983	$6,099	$931	$40,612	$17,209

	PROUTL	RVAAS	RVACS	RVAMS	RSRF	RVASA	RVAMR	RBKF

0.45%	$18	$-	$263	$7	$2,462	$10	$42	$13
0.65%	-	-	-	-	1	-	-	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	15	-	-	-	97	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	15	-	36	-
1%	1	-	-	-	32	-	-	-
1.10%	-	-	-	-	134	-	-	-
1.15%	590	14,838	6,248	20,257	27,318	13,623	57,126	4,605
1.20%	-	-	-	-	-	-	-	-
1.25%	165	53	6,708	5,239	3,179	2,878	3,673	492
1.30%	-	-	-	-	-	-	-	-
1.35%	787	2,771	13,722	24,683	63,335	7,371	37,369	7,738
1.40%	280	238	3,107	7,164	10,608	1,078	3,539	945
1.45%	80	-	90	-	170	126	-	206
1.55%	609	382	805	5,246	26,698	15,012	6,878	1,475
1.60%	101	530	3,077	4,857	4,670	1,718	7,032	925
1.65%	842	490	-	1,162	451	826	4,488	1,328
1.70%	-	-	-	-	-	-	-	-
1.80%	330	-	239	1,216	254	1,860	2,371	70
1.85%	11	-	-	-	-	-	-	218
1.90%	1,413	-	6	249	3,488	3,452	8,064	2,197
1.95%	69	1,392	1,882	365	1,140	3,347	3,250	181
2%	-	229	-	81	548	118	7,448	23
2.05%	7	-	-	-	-	-	-	-
2.10%	133	26	189	-	718	577	1,584	285
2.15%	68	-	1,304	-	76	-	13,648	4
2.20%	3	376	-	-	135	-	3,204	-
2.25%	1	-	212	-	-	-	-	-
2.30%	-	2,420	-	1,307	190	-	5,207	-
2.35%	19	-	-	-	31	228	-	-
2.40%	-	-	-	-	62	-	729	-
2.45%	8	-	-	-	-	-	24,538	217
2.50%	7	118	-	146	238	63	5,297	-
2.55%	-	-	-	-	190	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$5,557	$23,863	$37,852	$71,979	$146,240	$52,287	$195,523	$20,923

	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF	RVLDD	RVDFA

0.45%	$910	$16	$42	$2,612	$229	$61	$39	$-
0.65%	10	-	8	-	56	9	10	-
0.70%	175	-	-	-	23	163	-	-
0.80%	-	-	-	-	5	-	-	-
0.85%	-	-	-	-	-	6	-	-
0.90%	16	-	34	-	-	93	-	-
0.95%	-	-	-	-	-	106	-	339
1%	-	-	12	-	38	25	-	66
1.10%	-	-	-	-	-	-	-	-
1.15%	39,571	33,697	12,800	31,400	32,379	28,039	27,897	35,434
1.20%	5	-	2	-	55	16	-	-
1.25%	4,266	2,973	2,354	1,715	6,108	1,822	8,270	9,881
1.30%	-	-	-	-	-	-	-	-
1.35%	62,807	26,258	34,232	23,878	43,223	40,699	31,639	70,108
1.40%	17,996	1,498	10,766	1,103	3,787	14,990	3,454	14,624
1.45%	5	-	5	-	270	96	-	54
1.55%	14,886	4,613	9,552	9,607	9,330	10,045	6,594	84,486
1.60%	8,367	8,172	5,828	11,694	8,334	6,326	1,988	20,364
1.65%	4,973	2,783	2,997	4,239	3,304	3,660	2,987	13,692
1.70%	-	-	-	-	1	-	-	-
1.80%	2,417	1,535	1,381	1,679	3,705	1,186	5,712	834
1.85%	504	-	25	-	245	25	35	8
1.90%	5,052	8,192	7,698	16,685	3,839	3,995	5,911	3,297
1.95%	861	2,486	513	9,418	639	586	1,669	27,269
2%	294	6,870	139	4,141	598	292	1,334	4,221
2.05%	-	-	-	-	-	-	-	1,858
2.10%	3,943	925	3,976	791	1,290	2,833	5,213	602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.15%	783	4,645	750	3,828	384	153	4,637	1,460
2.20%	743	2,014	94	2,383	12	228	59	233
2.25%	-	-	-	-	-	-	-	355
2.30%	123	1,107	880	310	756	603	3	7,170
2.35%	45	-	25	10	548	44	34	7,800
2.40%	21	409	16	77	56	30	152	-
2.45%	1,717	8,501	798	2,339	380	171	546	-
2.50%	409	4,070	277	10,171	771	1,071	374	15,250
2.55%	-	-	-	-	25	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$170,899	$120,764	$95,204	$138,080	$120,390	$117,373	$108,557	$319,405

	RVDSR	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF

0.45%	$186	$36	$377	$163	$116	$12	$2,645	$57
0.65%	-	9	351	23	34	5	133	56
0.70%	-	103	206	-	-	99	39	82
0.80%	-	-	-	6	-	-	-	-
0.85%	23	-	-	-	-	-	116	5
0.90%	-	33	18	-	-	-	-	34
0.95%	349	-	-	-	-	-	9	-
1%	80	-	24	-	1	-	7	5
1.10%	-	-	-	-	-	-	29	-
1.15%	67,011	13,724	42,009	44,530	15,192	13,037	53,505	22,985
1.20%	-	8	21	26	1	1	-	7
1.25%	6,318	746	8,522	8,537	1,056	2,020	6,482	3,543
1.30%	-	-	-	-	-	-	-	-
1.35%	161,008	25,676	79,452	63,021	15,314	21,053	74,243	41,609
1.40%	40,956	8,303	23,291	18,094	3,257	6,167	7,528	12,864
1.45%	211	-	98	488	-	320	521	1,056
1.55%	63,720	4,430	14,445	19,997	2,676	2,554	20,148	13,200
1.60%	35,506	2,310	10,875	9,124	2,482	2,557	25,480	5,510
1.65%	14,580	1,796	9,895	7,385	1,747	329	16,286	3,163
1.70%	-	-	-	-	-	-	-	-
1.80%	1,599	451	5,378	4,780	125	397	2,081	3,833
1.85%	9,185	-	424	758	508	9	330	44
1.90%	7,736	1,872	8,671	6,661	739	4,241	6,527	7,181
1.95%	2,822	247	1,936	1,307	22	35	3,260	368
2%	4,447	30	354	182	112	146	2,370	410
2.05%	-	-	304	-	-	-	-	-
2.10%	164	773	3,212	2,348	140	721	5,581	522
2.15%	425	167	801	720	14	18	747	361
2.20%	362	204	228	498	-	169	278	154
2.25%	-	-	31	5	-	-	-	-
2.30%	3,584	43	1,329	448	-	-	-	759
2.35%	-	-	565	238	-	197	990	11
2.40%	-	9	50	7	-	-	50	2
2.45%	-	370	813	1,154	8	117	599	148
2.50%	376	344	1,050	373	-	277	137	240
2.55%	-	-	-	-	-	-	125	-
2.85%	-	-	-	-	-	-	-	-

	$420,648	$61,684	$214,730	$190,873	$43,544	$54,481	$230,246	$118,209

	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ

0.45%	$34	$600	$281	$66	$182	$1,072	$41	$56
0.65%	16	45	24	14	13	37	38	43
0.70%	124	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	-	7	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1%	-	-	2	-	31	-	10	-
1.10%	-	-	-	-	-	-	-	-
1.15%	18,701	9,874	22,207	1,602	8,570	8,293	21,522	13,723
1.20%	-	1	5	2	-	-	3	-
1.25%	1,598	4,910	4,702	68	2,818	1,780	2,632	291
1.30%	-	-	-	-	-	-	-	-
1.35%	28,250	15,625	18,012	3,726	20,205	17,264	58,101	12,847
1.40%	11,665	16,400	4,159	4,453	634	4,538	9,748	1,916
1.45%	166	35	-	2	11	23	60	3
1.55%	7,856	3,942	4,723	1,715	4,769	6,995	9,798	3,399
1.60%	4,370	1,910	6,814	1,281	995	3,111	5,226	1,501
1.65%	1,046	1,677	9,147	81	891	2,270	6,165	583
1.70%	-	-	-	-	-	-	-	-
1.80%	358	1,071	1,523	14	68	579	3,877	75
1.85%	17	299	80	143	287	393	620	1,549
1.90%	5,472	4,970	506	464	29	686	1,890	85
1.95%	506	782	595	48	466	2,265	598	12
2%	71	265	523	164	291	507	286	222
2.05%	-	-	-	-	-	-	-	-
2.10%	412	17,911	2,567	309	1,149	1,364	762	133
2.15%	166	6,441	1,450	-	16	112	320	132
2.20%	286	129	82	-	-	23	24	70
2.25%	-	-	-	-	-	-	-	-
2.30%	102	38	30	162	233	265	150	-
2.35%	130	129	567	-	-	22	17	32
2.40%	10	-	-	-	-	-	11	-
2.45%	336	450	168	54	7	108	295	149
2.50%	854	108	19	-	-	52	38	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$82,549	$87,612	$78,193	$14,368	$41,665	$51,759	$122,232	$36,821

	RLF	RVMFU	RMED	RVARS	RVF	ROF	RNF	RPMF

0.45%	$78	$150	$325	$446	$5,334	$4,450	$541	$3,819
0.65%	4	-	19	51	192	220	102	194
0.70%	183	-	-	-	-	-	125	249
0.80%	-	-	-	-	-	-	-	-
0.85%	-	95	-	111	13	190	9	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

0.90%	62	-	-	-	-	-	-	60
0.95%	102	3	-	14	-	22	19	70
1%	35	32	-	40	125	90	-	22
1.10%	-	89	-	269	-	318	341	-
1.15%	21,725	23,289	25,309	24,148	24,198	31,156	49,417	112,276
1.20%	6	-	-	-	-	-	2	168
1.25%	1,581	2,329	2,681	2,484	7,049	2,497	5,201	15,417
1.30%	-	-	-	-	-	-	-	-
1.35%	26,434	28,837	27,233	23,254	23,895	40,175	70,706	220,295
1.40%	12,169	3,073	4,689	1,736	3,355	7,789	8,807	44,187
1.45%	171	-	190	12	19	179	-	1,238
1.55%	6,014	16,700	11,323	9,844	8,967	13,102	5,999	60,305
1.60%	3,581	19,101	3,085	3,745	2,566	4,131	3,338	24,791
1.65%	3,016	935	1,208	1,252	1,162	2,711	906	13,620
1.70%	-	-	-	2	-	-	-	-
1.80%	322	2,681	2,659	497	1,441	1,523	506	9,321
1.85%	20	291	-	415	463	767	1,789	1,186
1.90%	1,641	13,575	5,111	3,821	2,672	2,196	3,096	31,860
1.95%	59	887	504	9,069	630	1,511	287	4,565
2%	138	436	1,448	1,416	338	1,065	815	1,746
2.05%	-	-	-	-	-	-	-	159
2.10%	607	888	3,075	132	2,203	1,729	303	9,125
2.15%	6	21	1,366	2,361	3,140	1,427	1,454	2,544
2.20%	258	53	380	155	17	306	391	961
2.25%	-	-	-	-	-	-	-	5
2.30%	476	878	261	936	1	141	790	2,347
2.35%	13	65	66	85	-	15	89	718
2.40%	-	-	52	-	-	31	40	101
2.45%	127	3	2,297	49	220	1,128	2,212	2,821
2.50%	1,120	493	474	640	117	35	164	2,265
2.55%	-	57	-	179	-	273	264	-
2.85%	-	-	-	-	-	-	-	-

	$79,948	$114,961	$93,755	$87,163	$88,117	$119,177	$157,713	$566,435

	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV

0.45%	$683	$23	$314	$11	$553	$381	$2,089	$353
0.65%	124	3	130	23	45	20	402	7
0.70%	165	114	-	-	63	58	64	58
0.80%	-	-	-	-	-	-	-	-
0.85%	7	-	-	-	15	2	57	-
0.90%	65	-	-	=	65	60	66	60
0.95%	134	-	-	-	106	98	122	98
1%	74	10	-	6	10	9	10	9
1.10%	50	-	223	-	-	-	-	-
1.15%	44,440	14,015	23,727	27,625	45,215	21,219	63,783	17,045
1.20%	4	-	1	-	1	-	-	-
1.25%	2,957	693	1,354	19,094	3,865	2,601	5,241	708
1.30%	-	-	-	-	-	-	-	-
1.35%	53,086	28,813	26,361	32,931	118,498	58,602	70,753	47,206
1.40%	15,223	7,974	2,177	7,520	11,146	5,757	16,680	5,111
1.45%	317	21	155	95	1,020	694	215	-
1.55%	17,044	4,036	11,944	15,439	15,802	17,242	25,493	14,646
1.60%	11,724	2,792	3,600	5,873	12,859	20,648	12,627	12,641
1.65%	6,322	1,783	1,910	2,237	12,595	15,159	7,145	1,658
1.70%	1	-	-	-	-	-	-	-
1.80%	1,538	415	1,506	1,105	5,281	5,079	5,204	3,803
1.85%	603	13	303	222	137	159	706	-
1.90%	4,956	8,328	424	2,630	33,651	27,691	32,240	24,214
1.95%	363	91	2,973	779	1,655	1,758	1,326	106
2%	512	131	687	190	910	1,230	456	222
2.05%	-	-	-	-	-	689	-	-
2.10%	2,933	255	1,158	1,556	4,145	1,353	2,341	286
2.15%	867	29	1,247	1,058	953	129	652	27
2.20%	453	229	312	196	174	60	43	49
2.25%	-	-	-	-	-	1	-	-
2.30%	1,483	158	123	-	4,735	23	3,182	142
2.35%	239	22	92	14	102	1,634	43	-
2.40%	2	2	146	-	11	-	-	-
2.45%	442	53	941	822	753	138	1,542	-
2.50%	1,882	340	123	124	803	767	906	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$168,693	$70,343	$81,931	$119,550	$275,168	$183,261	$253,388	$128,449

	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

0.45%	$1,828	$386	$-	$27	$-	$13	$269	$202
0.65%	89	40	1	54	15	4	116	24
0.70%	-	-	30	105	-	143	-	-
0.80%	-	-	-	-	-	-	5	-
0.85%	40	-	-	-	-	-	17	-
0.90%	-	-	31	33	31	87	49	-
0.95%	38	-	50	-	-	93	-	-
1%	-	-	4	3	-	9	10	-
1.10%	-	-	-	-	-	-	-	-
1.15%	28,301	11,949	5,923	18,755	5,369	17,310	22,811	4,102
1.20%	-	1	1	1	-	-	14	127
1.25%	1,235	1,176	253	2,037	1,115	1,375	1,920	1,142
1.30%	-	-	-	-	-	-	-	-
1.35%	35,369	20,154	12,184	38,890	10,573	23,739	46,000	11,239
1.40%	7,808	3,118	1,568	12,961	2,831	9,745	12,732	549
1.45%	2	1	6	981	87	2	38	237
1.55%	10,827	11,016	2,837	6,660	1,268	8,348	7,358	2,926
1.60%	6,184	12,541	4,687	5,300	1,069	2,715	4,819	1,577
1.65%	4,195	1,656	804	4,628	638	2,957	2,935	928
1.70%	-	-	-	-	-	-	-	-
1.80%	3,721	5,189	295	1,170	294	523	1,424	406
1.85%	152	16	55	28	-	147	55	209
1.90%	10,621	7,186	2,715	14,002	3,117	2,697	10,572	847
1.95%	758	189	283	221	112	71	570	172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2%	293	222	298	352	107	273	472	156
2.05%	-	-	-	-	-	-	-	-
2.10%	3,730	1,096	718	1,599	1,191	269	1,562	601
2.15%	252	30	153	169	37	29	327	334
2.20%	52	1	45	187	-	186	36	173
2.25%	-	-	-	-	-	-	51	-
2.30%	-	-	40	614	-	1,162	80	14
2.35%	134	-	38	8	8	11	67	111
2.40%	-	-	-	2	-	-	15	-
2.45%	129	136	107	50	-	-	379	323
2.50%	-	-	10	359	19	964	600	15
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$115,758	$76,103	$33,136	$109,196	$27,881	$72,872	$115,303	$26,414

	VWHA	VWAR	WRASP	RVIRO

0.45%	$-	$7	$1,779	$12
0.65%	1	-	92	-
0.70%	-	-	-	-
0.80%	-	-	29	2
0.85%	-	-	-	15
0.90%	-	-	-	-
0.95%	-	-	110	1
1%	-	-	-	-
1.10%	-	-	-	56
1.15%	315	75	38,234	3,041
1.20%	-	-	-	-
1.25%	183	6,110	14,719	354
1.30%	-	-	-	-
1.35%	1,097	843	81,444	3,969
1.40%	20	-	35,005	557
1.45%	-	636	354	-
1.55%	506	97	37,572	4,318
1.60%	284	28	17,444	561
1.65%	13	-	29,828	258
1.70%	-	-	-	-
1.80%	361	15	3,987	643
1.85%	-	-	538	-
1.90%	583	28	12,970	1,211
1.95%	242	-	7,853	130
2%	76	-	248	25
2.05%	498	-	-	-
2.10%	786	-	5,205	154
2.15%	-	-	4,282	23
2.20%	74	-	528	6
2.25%	53	-	-	-
2.30%	33	-	224	-
2.35%	1,266	-	273	-
2.40%	-	-	-	8
2.45%	49	-	2,705	-
2.50%	558	-	142	-
2.55%	-	-	-	8
2.85%	-	-	-	-

	$6,998	$7,839	$295,565	$15,352

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $2,358,052 and $7,315,742, respectively, and total transfers from the Account to the fixed account were $2,238,727 and $7,170,601, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.
For contracts with the Extra Value option, the Company contributed $786,878 and $770,423 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.
For Purchase Payment Credits, the Company contributed $468,231 and $171,942 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.
For guaranteed minimum death benefits, the Company contributed $3,459,757 and $1,613,377 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
— Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
— Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
— Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,059,285,886	$0	$0	$1,059,285,886
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III ( MLVGA3 )	$15,048,707	$9,343,449
Credit Suisse Trust - Commodity Return Strategy Portfolio ( CSCRS )	4,646,741	2,417,653
MFS Global Tactical Allocation Portfolio - Service Class ( MVGTAS )	185,774	81,866
Emerging Markets Debt Portfolio - Class II ( MSEMB )	456,222	79,677
Global Tactical Asset Allocation Portfolio - Class II ( MSVGT2 )	104,366	44,852
Global Real Estate Portfolio - Class II ( VKVGR2 )	155,297	62,344
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	1,430,233	533,641
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	81,778,161	77,256,816
NVIT Emerging Markets Fund - Class III ( GEM3 )	1,346,202	2,162,496
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	525,820	767,404
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	2,531,353	1,430,305
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	1,693,304	1,017,198
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	3,484,193	2,878,299
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	2,554,515	1,711,146
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	1,120,701	636,596
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	765,502	506,834
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	6,055,052	3,609,421
NVIT Fund - Class III ( TRF3 )	305,214	167,673
NVIT Government Bond Fund - Class III ( GBF3 )	9,600,313	12,913,044
NVIT Investor Destinations Aggressive Fund - Class VI ( GVIDA6 )	1,932,804	2,281,452
NVIT Investor Destinations Balanced Fund - Class VI ( NVDBL6 )	192,258	332,201
NVIT Investor Destinations Capital Appreciation Fund - Class VI ( NVDCA6 )	1,196,229	892,479
NVIT Investor Destinations Conservative Fund - Class VI ( GVIDC6 )	4,952,836	5,300,482
NVIT Investor Destinations Moderate Fund - Class VI ( GVIDM6 )	5,794,017	5,277,659
NVIT Investor Destinations Moderately Aggressive Fund - Class VI ( GVDMA6 )	1,023,079	2,815,852
NVIT Investor Destinations Moderately Conservative Fund - Class VI ( GVDMC6 )	3,162,408	4,074,493
NVIT Money Market Fund - Class I ( SAM )	0	412
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	925,119	688,766
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	583,098	569,381
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	783,318	385,120
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	693,172	520,658
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	180	256,909
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	2,106,803	1,730,609
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	910,247	432,405
NVIT Multi-Manager Small Cap Growth Fund - Class III ( SCGF3 )	807,608	758,203
NVIT Multi-Manager Small Cap Value Fund - Class III ( SCVF3 )	242,893	579,751
NVIT Multi-Manager Small Company Fund - Class III ( SCF3 )	1,007,153	1,209,569
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	7,592,173	3,131,228
NVIT Money Market Fund - Class II ( NVMM2 )	791,700,617	775,128,249
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	84,287	28,471
VP Income & Growth Fund - Class III ( ACVIG3 )	1,308,899	1,586,734
VP Inflation Protection Fund - Class II ( ACVIP2 )	9,104,901	2,983,735
VP Ultra(R) Fund - Class III ( ACVU3 )	65,306	457,830
VP Value Fund - Class III ( ACVV3 )	1,320,616	2,980,063
Quality Bond Fund II - Primary Shares ( FQB )	245	74
VIP Fund - Asset Manager Portfolio - Service Class 2 ( FAM2 )	818,087	26,450
VIP Fund - Contrafund Portfolio - Service Class 2 R ( FC2R )	528,380	2,968,976
VIP Fund - Equity-Income Portfolio - Service Class 2 R ( FEI2R )	1,353,148	2,551,173
VIP Fund - Growth Portfolio - Service Class 2 R ( FG2R )	4,383,701	4,813,234
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	1,773,656	1,203,452
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP )	477	464
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I ( SBVI )	43,969	121,510
Global Currents Variable International All Cap Opportunity Portfolio ( SBIEP )	8,683	1,281
All Asset Portfolio - Advisor Class ( PMVAAD )	4,474,799	545,269
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	6,214,297	2,454,701
Low Duration Portfolio - Advisor Class ( PMVLAD )	13,081,285	7,268,026
Total Return Portfolio - Advisor Class ( PMVTRD )	16,446,572	6,405,871
PMVRSD ( PMVRSD )	4,990,872	5,049,562
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD )	8,222,190	6,860,760
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class ( PMVGBD )	13,116,897	11,135,867
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )	100,825,093	58,540,781
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II ( PIVEM2 )	4,026,331	6,115,462
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares ( PIHYB2 )	28,842,566	26,086,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ultra Short NASDAQ-100 ( PROUSN )	61,911,152	61,031,069
VP Access High Yield ( PROAHY )	86,877,786	88,267,229
VP Asia 30 ( PROA30 )	12,563,155	16,070,730
VP Banks ( PROBNK )	9,489,945	9,284,282
VP Basic Materials ( PROBM )	2,180,311	1,687,264
VP Bear ( PROBR )	20,926,242	22,170,276
VP Biotechnology ( PROBIO )	3,208,703	3,040,590
VP Bull ( PROBL )	110,923,276	106,833,901
VP Consumer Goods ( PROCG )	1,371,397	1,090,006
VP Consumer Services ( PROCS )	1,261,015	712,623
VP Emerging Markets ( PROEM )	23,775,584	26,431,653
VP Europe 30 ( PROE30 )	4,839,304	4,742,821
VP Financials ( PROFIN )	3,532,523	3,400,569
VP Health Care ( PROHC )	3,349,435	2,748,482
VP Industrials ( PROIND )	3,225,847	2,333,241
VP International ( PROINT )	7,308,224	6,848,082
VP Internet ( PRONET )	954,955	840,532
VP Japan ( PROJP )	12,215,909	12,305,740
VP NASDAQ-100 ( PRON )	27,423,294	26,092,069
VP Oil and Gas ( PROOG )	12,475,729	15,656,558
VP Pharmaceuticals ( PROPHR )	4,427,768	1,486,152
VP Precious Metals ( PROPM )	16,898,158	13,111,961
VP Real Estate ( PRORE )	5,349,968	4,823,672
VP Rising Rates Opportunity ( PRORRO )	84,973,876	86,116,800
VP Semiconductor ( PROSCN )	1,996,863	1,820,078
VP Short Emerging Markets ( PROSEM )	17,001,654	16,436,460
VP Short International ( PROSIN )	14,414,987	12,818,630
VP Short NADSAQ-100 ( PROSN )	15,442,520	15,618,562
VP Technology ( PROTEC )	3,621,330	2,574,042
VP Telecommunications ( PROTEL )	1,534,095	1,486,567
VP U.S. Government Plus ( PROGVP )	102,746,495	102,891,965
VP Ultra NASDAQ-100 ( PROUN )	18,334,700	16,963,331
VP Utilities ( PROUTL )	3,439,801	1,854,716
Variable Trust: All-Asset Aggressive Strategy Fund ( RVAAS )	2,731,126	6,532,874
Variable Trust: All-Asset Conservative Strategy Fund ( RVACS )	5,058,202	6,125,701
Variable Trust: All-Asset Moderate Strategy Fund ( RVAMS )	3,250,448	3,574,284
Variable Trust: All-Cap Opportunity Fund ( RSRF )	507,345	3,205,878
Variable Trust: Alternative Strategies Allocation Fund ( RVASA )	604,109	759,610
SGI Variable Trust - CLS AdvisorOne Amerigo Fund ( RVAMR )	3,754,569	4,923,081
Variable Trust: Banking Fund ( RBKF )	33,045,294	34,610,196
Variable Trust: Basic Materials Fund ( RBMF )	48,534,830	58,249,374
SGI Variable Trust - CLS AdvisorOne Select Allocation Fund ( RVBER )	4,121,233	3,641,512
Variable Trust: Biotechnology Fund ( RBF )	51,536,011	49,301,227
SGI Variable Trust - CLS AdvisorOne Clermont Fund ( RVCLR )	9,595,511	7,640,266
Variable Trust: Commodities Strategy Fund ( RVCMD )	12,575,737	14,811,794
Variable Trust: Consumer Products Fund ( RCPF )	46,067,825	44,538,813
Variable Trust: Dow 2x Strategy Fund ( RVLDD )	68,754,048	66,683,011
Variable Trust: DWA Flexible Allocation Fund ( RVDFA )	4,329,496	6,389,583
Variable Trust: DWA Sector Rotation Fund ( RVDSR )	3,327,872	13,606,710
Variable Trust: Electronics Fund ( RELF )	48,291,624	50,196,417
Variable Trust: Energy Fund ( RENF )	53,622,000	57,129,716
Variable Trust: Energy Services Fund ( RESF )	43,034,831	48,804,557
Variable Trust: Europe 1.25x Strategy Fund ( RLCE )	27,140,529	27,927,962
Variable Trust: Financial Services Fund ( RFSF )	19,059,827	20,468,613
Variable Trust: Government Long Bond 1.2x Strategy Fund ( RUGB )	127,046,000	125,082,564
Variable Trust: Health Care Fund ( RHCF )	47,189,235	46,241,729
Variable Trust: Internet Fund ( RINF )	23,420,859	30,149,761
Variable Trust: Inverse Dow 2x Strategy Fund ( RVIDD )	77,123,492	78,797,708
Variable Trust: Inverse Government Long Bond Strategy Fund ( RJNF )	42,696,709	44,934,122
Variable Trust: Inverse Mid-Cap Strategy Fund ( RVIMC )	8,818,635	9,036,866
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund ( RAF )	75,134,716	76,187,831
Variable Trust: Inverse Russell 2000(R) Strategy Fund ( RVISC )	103,874,857	104,723,447
Variable Trust: Inverse S&P 500 Strategy Fund ( RUF )	113,215,766	115,975,576
Variable Trust: Japan 2x Strategy Fund ( RLCJ )	37,965,420	40,111,710
Variable Trust: Leisure Fund ( RLF )	8,787,746	12,038,548
Variable Trust: Managed Futures Strategy Fund ( RVMFU )	3,528,847	3,331,175
Variable Trust: Mid-Cap 1.5x Strategy Fund ( RMED )	38,830,257	44,081,317
Variable Trust: Multi-Hedge Strategies Fund ( RVARS )	1,695,114	2,124,049
Variable Trust: NASDAQ-100(R) 2x Strategy Fund ( RVF )	62,174,585	64,468,840
Variable Trust: NASDAQ-100(R) Fund ( ROF )	109,614,609	113,832,440
Variable Trust: Nova Fund ( RNF )	68,156,970	70,128,637
Variable Trust: Precious Metals Fund ( RPMF )	66,454,211	86,633,535
Variable Trust: Real Estate Fund ( RREF )	55,232,557	60,327,419
Variable Trust: Retailing Fund ( RRF )	33,727,121	33,145,803
Variable Trust: Russell 2000(R) 1.5x Strategy Fund ( RMEK )	59,786,118	61,710,406
Variable Trust: S&P 500 2x Strategy Fund ( RTF )	113,797,518	113,469,905
Variable Trust: S&P 500 Pure Growth Fund ( RVLCG )	69,195,921	71,503,213
Variable Trust: S&P 500 Pure Value Fund ( RVLCV )	105,679,903	107,087,496
Variable Trust: S&P MidCap 400 Pure Growth Fund ( RVMCG )	37,154,092	53,068,440
Variable Trust: S&P MidCap 400 Pure Value Fund ( RVMCV )	40,361,249	28,063,670
Variable Trust: S&P SmallCap 600 Pure Growth Fund ( RVSCG )	39,048,246	40,973,467
Variable Trust: S&P SmallCap 600 Pure Value Fund ( RVSCV )	33,424,806	33,420,015
Variable Trust: Strengthening Dollar 2x Strategy Fund ( RVSDL )	35,024,201	34,619,847
Variable Trust: Technology Fund ( RTEC )	42,601,414	47,892,513
Variable Trust: Telecommunications Fund ( RTEL )	46,965,436	49,074,673
Variable Trust: Transportation Fund ( RTRF )	39,625,544	42,480,881
Variable Trust: Utilities Fund ( RUTL )	55,731,870	53,999,817
Variable Trust: Weakening Dollar 2x Strategy Fund ( RVWDL )	8,323,718	9,102,571
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA )	1,438,223	606,387
VIP Trust - Multi-Manager Alternatives Fund: Initial Class ( VWAR )	2,053,962	23,621
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )	12,460,132	8,001,828
Variable Trust: International Opportunity Fund(obsolete) ( RVIRO )	132,188	3,574,176

Total	$4,216,859,654	$4,212,910,792

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4
(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.45% to 2.45%	2,154,758	$10.25 to $ 9.91	$21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
2008	1.15% to 2.05%	1,358,208	8.00 to 8.02	10,847,383	7.81%	-28.93% to -29.61%
2007	1.15% to 2.05%	757,438	11.26 to 11.39	8,528,143	8.57%	1.98% to 1.08%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Fund - Class III (TRF3)
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
2008	1.15% to 2.00%	50,588	8.18 to 7.73	403,227	1.35%	-42.22% to -42.78%
2007	1.15% to 2.00%	93,336	14.16 to 13.50	1,295,408	1.12%	6.97% to 6.11%
NVIT Government Bond Fund - Class III (GBF3)
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
2008	1.15% to 2.05%	1,445,042	13.06 to 12.30	18,516,569	4.28%	6.49% to 5.55%
2007	1.15% to 2.05%	1,498,890	12.26 to 11.65	18,090,271	4.98%	5.92% to 4.97%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
2008	1.15% to 2.05%	619,874	9.01 to 8.64	5,462,939	2.00%	-37.61% to -38.25%
2007	1.15% to 2.05%	783,334	14.45 to 14.00	11,139,666	2.15%	4.74% to 3.84%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2011	1.15% to 2.00%	50,520	$ 10.29 to $ 10.14	$518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
2008	1.15% to 2.05%	698,779	10.74 to 10.29	7,404,922	3.32%	-7.25% to -8.10%
2007	1.15% to 2.05%	462,812	11.57 to 11.20	5,293,897	3.14%	4.21% to 3.28%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%
2008	1.15% to 2.05%	1,744,209	9.81 to 9.41	16,869,176	2.83%	-24.25% to -24.98%
2007	1.15% to 2.05%	1,764,416	12.95 to 12.54	22,604,032	2.82%	4.48% to 3.57%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
2008	1.15% to 2.05%	1,069,845	9.40 to 9.01	9,930,470	2.56%	-32.18% to -32.85%
2007	1.15% to 2.05%	1,115,759	13.86 to 13.42	15,292,382	2.77%	4.93% to 4.03%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
2008	1.15% to 2.05%	657,880	10.30 to 9.88	6,676,541	2.99%	-16.00% to -16.79%
2007	1.15% to 2.05%	880,836	12.26 to 11.87	10,665,870	3.47%	4.60% to 3.68%
NVIT Money Market Fund - Class I (SAM)
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
2008	1.15% to 1.85%	36,528	6.69 to 6.37	240,525	0.00%	-47.07% to -47.54%
2007	1.15% to 1.85%	48,203	12.63 to 12.14	600,992	0.00%	8.54% to 7.81%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%
2008	1.15% to 2.05%	53,479	9.35 to 8.80	489,197	1.06%	-32.99% to -33.68%
2007	1.15% to 2.05%	70,779	13.95 to 13.27	968,345	1.15%	-8.00% to -8.81%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
2008	1.15% to 2.05%	148,984	9.78 to 9.20	1,434,159	0.83%	-38.87% to -39.51%
2007	1.15% to 2.05%	185,353	15.99 to 15.22	2,922,660	0.02%	0.93% to 0.05%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.45% to 2.10%	443,708	$ 10.01 to $ 9.90	$4,420,514	1.17%	0.13% to -0.98%	****
NVIT Money Market Fund - Class II (NVMM2)
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
2008	1.15% to 2.05%	343,435	8.99 to 8.46	3,028,849	2.18%	-35.34% to -36.01%
2007	1.15% to 2.05%	511,898	13.90 to 13.22	7,000,632	2.11%	-1.22% to -2.07%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
2008	1.15% to 2.05%	96,850	7.19 to 6.76	680,708	0.00%	-42.19% to -42.77%
2007	1.15% to 2.05%	185,781	12.43 to 11.81	2,265,496	0.00%	19.64% to 18.59%
VP Value Fund - Class III (ACVV3)
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%
2008	1.15% to 2.05%	586,741	10.30 to 9.70	5,923,371	2.50%	-27.62% to -28.36%
2007	1.15% to 2.05%	707,354	14.23 to 13.54	9,883,316	1.90%	-6.24% to -7.04%
Quality Bond Fund II - Primary Shares (FQB)
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
2008	1.15% to 2.05%	1,277,175	10.41 to 9.80	13,048,585	0.57%	-43.35% to -43.92%
2007	1.15% to 2.20%	1,869,163	18.37 to 17.33	33,799,687	0.84%	15.94% to 14.77%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
2008	1.15% to 2.05%	640,409	8.11 to 7.63	5,107,279	1.96%	-43.48% to -44.08%
2007	1.15% to 2.05%	923,301	14.35 to 13.65	13,064,438	1.53%	0.10% to -0.75%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
2008	1.15% to 2.05%	418,788	7.13 to 6.71	2,932,438	0.23%	-47.92% to -48.44%
2007	1.15% to 2.20%	1,427,016	13.70 to 12.90	19,260,131	0.33%	25.19% to 23.94%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -Class I (SBTRP)
2011	1.30%	1,435	23.02	33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
2008	1.30%	1,436	16.92	24,293	0.81%	-37.40%
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
2008	1.30%	329,358	6.20	2,040,812	1.27%	-36.46%
2007	1.30%	384,388	9.75	3,748,550	2.56%	-2.48%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
(NOTES TO FINANCIAL STATEMENTS) December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Currents Variable International All Cap Opportunity Portfolio (SBIEP)
2011	1.30%	8,400	$ 10.30	$86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
2008	1.30%	7,937	9.08	72,083	3.01%	-44.14%
2007	1.30%	5,193	16.26	84,432	0.98%	4.95%
All Asset Portfolio - Advisor Class (PMVAAD)
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****
Variable Insurance Trust - Commodity RealReturn(TM) Strategy Portfolio - Advisor Class (PMVRSD)
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class II (PIVEM2)
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****
Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
Ultra Short NASDAQ-100 (PROUSN)
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield (PROAHY)
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****
VP Consumer Goods (PROCG)
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****
VP Health Care (PROHC)
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International (PROINT)
2011	0.45% to 2.10%	262,523	$ 9.32 to $ 9.06	$2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil and Gas (PROOG)
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****
VP Rising Rates Opportunity (PRORRO)
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****
VP Short NADSAQ-100 (PROSN)
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP Ultra NASDAQ-100 (PROUN)
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Variable Trust: All-Asset Aggressive Strategy Fund (RVAAS)
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Trust: All-Asset Conservative Strategy Fund (RVACS)
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Trust: All-Asset Moderate Strategy Fund (RVAMS)
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Variable Trust: All-Cap Opportunity Fund (RSRF)
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
2008	0.80% to 2.90%	2,101,946	6.49 to 8.32	19,467,186	0.00%	-41.21% to -42.50%
2007	0.80% to 2.35%	2,302,659	11.04 to 15.19	36,643,783	0.00%	10.45% to 19.93%	****
Variable Trust: Alternative Strategies Allocation Fund (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
2008	1.35% to 2.00%	7,573	9.87	74,748	2.15%	-1.27% to -1.31%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
SGI Variable Trust - CLS AdvisorOne Amerigo Fund (RVAMR)
2011	0.45% to 2.50%	1,278,798	$ 8.78 to $ 8.49	$11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
2008	0.45% to 2.90%	1,041,892	5.98 to 6.10	6,552,835	0.41%	-43.35% to -44.80%
2007	0.80% to 2.40%	925,019	10.54 to 11.12	10,393,020	0.71%	5.45% to 11.07%	****
Variable Trust: Banking Fund (RBKF)
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%
2008	0.80% to 2.90%	2,475,430	4.86 to 4.25	15,764,043	0.22%	-41.64% to -43.04%
2007	0.80% to 2.40%	592,327	8.33 to 10.52	6,620,044	1.39%	-16.66% to -28.86%	****
Variable Trust: Basic Materials Fund (RBMF)
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
2008	0.45% to 2.45%	541,731	6.05 to 12.07	6,959,272	0.18%	-45.64% to -46.77%
2007	0.80% to 2.40%	1,894,999	11.11 to 22.74	45,459,701	0.14%	11.06% to 30.88%	****
SGI Variable Trust -CLS AdvisorOne Select Allocation Fund (RVBER)
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
2008	0.80% to 2.90%	371,153	6.21 to 5.99	2,273,127	1.10%	-42.60% to -43.87%
2007	0.80% to 2.40%	241,098	10.82 to 10.70	2,596,044	0.00%	8.16% to 7.01%	****
Variable Trust: Biotechnology Fund (RBF)
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
2008	0.65% to 2.90%	3,205,648	9.37 to 9.33	25,300,919	0.00%	-12.35% to -14.36%
2007	1.15% to 2.15%	942,389	9.36 to 8.77	8,602,365	0.00%	3.20% to 2.16%
SGI Variable Trust -CLS AdvisorOne Clermont Fund (RVCLR)
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
2008	0.80% to 2.90%	175,719	7.12 to 7.00	1,265,177	0.56%	-30.63% to -32.15%
2007	0.80% to 2.40%	183,136	10.27 to 10.38	1,920,893	3.66%	2.68% to 3.69%	****
Variable Trust: Commodities Strategy Fund (RVCMD)
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
2008	0.45% to 2.90%	2,197,097	6.05 to 4.42	10,151,821	1.91%	-49.25% to -50.49%
2007	0.80% to 2.40%	3,045,583	11.91 to 9.02	27,997,886	0.00%	19.10% to 27.80%	****
Variable Trust: Consumer Products Fund (RCPF)
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
2008	0.45% to 2.90%	1,447,943	8.23 to 8.66	17,640,235	0.21%	-23.73% to -25.64%
2007	0.80% to 2.40%	1,411,731	10.78 to 15.47	22,868,744	1.61%	7.79% to 8.47%	****
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
2008	0.80% to 2.90%	3,022,231	3.65 to 4.63	15,820,875	1.87%	-62.02% to -62.93%
2007	1.15% to 2.05%	1,178,525	14.14 to 13.70	16,505,318	0.83%	6.90% to 6.03%
Variable Trust: DWA Flexible Allocation Fund (RVDFA)
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Trust: DWA Sector Rotation Fund (RVDSR)
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
Variable Trust: Electronics Fund (RELF)
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
2008	0.80% to 2.40%	106,957	4.47 to 4.21	485,237	0.00%	-50.51% to -51.42%
2007	0.80% to 2.40%	177,430	9.04 to 8.67	1,617,857	0.00%	-9.59% to -4.84%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Energy Fund (RENF)
2011	0.45% to 2.50%	431,951	$ 9.34 to $ 10.38	$9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
2008	0.45% to 2.45%	637,157	6.10 to 13.60	9,294,850	0.00%	-46.28% to -47.38%
2007	0.80% to 2.40%	1,787,020	11.34 to 25.93	48,872,378	0.00%	13.37% to 30.09%	****
Variable Trust: Energy Services Fund (RESF)
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
2008	0.45% to 2.90%	639,951	4.55 to 7.78	8,884,329	0.00%	-57.79% to -58.86%
2007	0.80% to 2.40%	1,302,965	10.76 to 31.57	43,367,729	0.00%	7.63% to 33.89%	****
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%
2008	1.15% to 2.35%	843,627	8.53 to 7.82	7,068,608	0.49%	-55.38% to -56.01%
2007	0.80% to 2.40%	1,920,923	10.39 to 17.71	36,071,440	2.40%	3.91% to 10.43%	****
Variable Trust: Financial Services Fund (RFSF)
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
2008	1.15% to 2.35%	654,279	6.30 to 5.77	4,044,436	0.00%	-48.64% to -49.40%
2007	0.80% to 2.40%	1,165,736	8.91 to 11.36	13,994,254	1.06%	-10.88% to -20.75%	****
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
2008	0.80% to 2.90%	1,869,412	15.76 to 14.18	34,074,962	2.82%	43.67% to 40.71%
2007	0.80% to 2.40%	2,018,451	10.97 to 12.13	25,810,098	3.65%	9.70% to 7.11%	****
Variable Trust: Health Care Fund (RHCF)
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
2008	0.80% to 2.90%	2,444,993	7.58 to 8.33	21,619,236	0.00%	-25.46% to -27.09%
2007	0.80% to 2.40%	1,987,359	10.17 to 11.35	23,750,436	0.00%	1.66% to 3.51%	****
Variable Trust: Internet Fund (RINF)
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
2008	0.80% to 2.40%	76,853	5.63 to 8.37	692,546	0.00%	-45.32% to -46.28%
2007	0.80% to 2.40%	1,266,765	10.30 to 15.58	20,753,720	0.00%	2.95% to 7.80%	****
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
2008	0.65% to 2.45%	499,333	16.09 to 9.17	4,788,981	0.37%	59.79% to 57.04%
2007	1.15% to 2.05%	365,708	6.14 to 5.93	2,221,573	5.38%	-10.04% to -10.97%
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
2008	0.65% to 2.15%	747,249	6.36 to 5.35	4,190,087	0.36%	-30.66% to -31.75%
2007	1.15% to 2.05%	770,197	8.22 to 7.87	6,265,305	2.89%	-5.62% to -6.47%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
2008	0.80% to 2.85%	424,757	13.48 to 8.95	4,030,502	0.99%	33.35% to 30.68%
2007	1.15% to 2.00%	124,504	7.31 to 7.07	902,071	2.64%	-3.12% to -3.99%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
2008	1.15% to 2.15%	627,733	6.18 to 5.72	3,805,228	0.27%	46.32% to 44.91%
2007	1.15% to 2.05%	1,120,118	4.22 to 3.97	4,642,937	4.93%	-12.31% to -13.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2011	0.45% to 2.50%	669,629	$ 5.58 to $ 4.84	$2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
2008	0.45% to 2.20%	329,174	12.61 to 8.65	2,961,396	0.77%	24.13% to 22.04%
2007	1.15% to 2.00%	482,460	7.38 to 7.14	3,534,718	3.11%	4.15% to 3.22%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
2008	1.15% to 2.45%	839,808	9.00 to 8.16	7,388,507	0.18%	37.65% to 35.94%
2007	1.15% to 2.05%	941,839	6.54 to 6.16	6,069,827	4.93%	-0.34% to -1.28%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%
2008	0.65% to 2.90%	677,085	6.05 to 7.04	5,044,057	0.37%	-33.41% to -35.03%
2007	0.80% to 2.35%	751,913	9.07 to 10.63	8,411,765	5.82%	-9.25% to -13.32%	****
Variable Trust: Leisure Fund (RLF)
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
2008	1.15% to 2.45%	50,985	8.95 to 8.14	447,214	0.00%	-49.68% to -50.44%
2007	0.80% to 2.40%	724,843	9.97 to 16.47	12,447,884	0.00%	-0.27% to -4.83%	****
Variable Trust: Managed Futures Strategy Fund (RVMFU)
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
2008	1.15% to 2.15%	193,966	9.72	1,885,881	0.00%	-2.76% to -2.81%	****
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
2008	0.80% to 2.90%	837,538	4.31 to 5.25	7,756,084	0.00%	-55.20% to -56.25%
2007	0.80% to 2.40%	721,452	9.61 to 19.60	15,011,216	1.33%	-3.86% to 1.15%	****
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
2008	0.80% to 2.90%	2,285,393	8.11 to 8.29	19,728,175	0.49%	-19.37% to -21.11%
2007	0.80% to 2.35%	2,157,687	10.06 to 10.63	23,274,631	3.97%	0.65% to 1.41%	****
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
2008	0.80% to 2.90%	2,777,616	2.97 to 3.56	9,530,939	0.16%	-72.82% to -73.49%
2007	1.15% to 2.15%	2,175,439	12.94 to 12.11	27,662,536	0.32%	26.72% to 25.54%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
2008	0.80% to 2.45%	581,368	6.11 to 8.05	5,040,754	0.12%	-42.38% to -43.39%
2007	0.80% to 2.20%	842,901	10.61 to 14.46	12,821,105	0.12%	6.12% to 15.29%	****
Variable Trust: Nova Fund (RNF)
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
2008	0.80% to 2.90%	2,615,083	4.41 to 5.15	15,360,297	0.34%	-54.84% to -55.90%
2007	0.80% to 2.40%	3,331,378	9.77 to 12.49	43,798,223	1.09%	-2.31% to -1.25%	****
Variable Trust: Precious Metals Fund (RPMF)
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
2008	0.45% to 2.85%	1,769,536	7.12 to 10.43	28,379,283	0.00%	-38.84% to -40.38%
2007	0.80% to 2.40%	1,493,671	11.62 to 25.23	39,756,266	0.00%	16.20% to 16.73%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Real Estate Fund (RREF)
2011	0.45% to 2.50%	526,180	$ 8.63 to $ 7.86	$8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
2008	0.80% to 2.85%	882,234	5.44 to 8.77	9,127,867	0.54%	-42.11% to -43.42%
2007	0.80% to 2.40%	1,220,492	9.40 to 17.12	21,901,406	1.52%	-5.97% to -21.05%	****
Variable Trust: Retailing Fund (RRF)
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
2008	0.65% to 2.85%	1,375,393	5.93 to 6.60	11,397,360	0.00%	-33.38% to -34.96%
2007	0.80% to 2.40%	175,243	8.89 to 12.05	2,221,363	0.00%	-11.10% to -14.69%	****
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
2008	0.65% to 2.90%	956,562	4.62 to 5.29	8,283,723	0.18%	-51.68% to -52.89%
2007	0.80% to 2.35%	713,902	9.55 to 17.13	12,930,976	0.91%	-4.47% to -8.90%	****
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%
2008	1.15% to 2.45%	3,510,537	4.33 to 3.92	14,914,874	0.00%	-68.35% to -68.89%
2007	1.15% to 2.05%	1,158,234	13.68 to 12.93	15,569,188	0.82%	-0.55% to -1.38%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
2008	0.80% to 2.90%	862,172	6.05 to 6.08	5,672,872	0.00%	-40.31% to -41.64%
2007	0.80% to 2.15%	1,757,917	10.13 to 10.84	19,545,800	0.00%	1.30% to 2.69%	****
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
2008	0.80% to 2.90%	729,421	4.71 to 5.33	4,552,990	1.11%	-49.07% to -50.26%
2007	0.80% to 2.40%	581,997	9.26 to 11.96	7,209,802	0.97%	-7.43% to -7.60%	****
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
2008	0.45% to 2.90%	629,723	6.49 to 7.11	5,081,722	0.00%	-36.43% to -38.06%
2007	0.80% to 2.15%	685,021	10.19 to 12.51	8,811,803	0.00%	1.94% to 6.16%	****
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
2008	0.80% to 2.45%	511,572	5.21 to 6.98	3,743,691	0.00%	-44.08% to -45.10%
2007	1.15% to 2.40%	389,952	13.33 to 12.74	5,147,605	1.40%	-5.95% to -7.09%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
2008	0.45% to 2.90%	805,732	6.33 to 6.63	6,530,777	0.00%	-34.61% to -36.30%
2007	0.80% to 2.35%	383,469	9.67 to 12.15	4,819,484	0.00%	-3.35% to -2.43%	****
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
2008	0.80% to 2.90%	920,313	4.70 to 5.04	5,629,689	0.95%	-43.95% to -45.26%
2007	1.15% to 2.35%	288,414	11.13 to 10.66	3,178,063	0.13%	-21.28% to -22.23%
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
2008	0.80% to 2.85%	652,158	9.57 to 7.89	5,357,764	0.00%	4.72% to 2.50%
2007	1.15% to 2.05%	125,974	8.00 to 7.84	1,000,152	0.00%	-11.92% to -12.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Technology Fund (RTEC)
2011	0.45% to 2.50%	376,999	$ 8.50 to $ 8.33	$4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
2008	1.15% to 2.40%	456,034	8.04 to 7.33	3,600,906	0.00%	-46.04% to -46.79%
2007	0.80% to 2.40%	1,360,335	10.00 to 13.78	19,766,820	0.00%	-0.03% to 7.77%	****
Variable Trust: Telecommunications Fund (RTEL)
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
2008	0.80% to 2.40%	347,588	5.15 to 5.65	2,122,714	0.10%	-45.78% to -46.74%
2007	0.80% to 2.40%	1,885,711	9.51 to 10.61	21,038,496	0.21%	-4.94% to 6.67%	****
Variable Trust: Transportation Fund (RTRF)
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
2008	0.80% to 2.90%	1,626,125	6.38 to 7.60	18,128,427	0.00%	-25.86% to -27.51%
2007	0.80% to 2.40%	403,231	8.61 to 14.49	6,107,051	0.00%	-13.92% to -10.93%	****
Variable Trust: Utilities Fund (RUTL)
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%
2008	0.45% to 2.90%	2,807,582	7.53 to 9.13	24,479,885	0.46%	-29.89% to -31.66%
2007	0.80% to 2.40%	2,671,079	10.73 to 12.01	33,808,393	1.46%	7.31% to 10.23%	****
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
2008	1.15% to 2.15%	311,567	11.36 to 11.00	3,511,666	0.00%	-13.25% to -14.09%
2007	1.15% to 2.05%	333,314	13.09 to 12.84	4,344,954	18.79%	16.75% to 15.75%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Ivy Fund Variable Insurance Portfolios, Inc. -Asset Strategy (WRASP)
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	1.15% to 1.85%	83,241	7.56 to 7.21	620,814	0.00%	-46.72% to -47.18%
2007	1.15% to 2.05%	105,552	14.20 to 13.50	1,475,992	0.00%	7.71% to 6.78%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.45% to 2.90%	34,269,411	10.22 to 10.01	352,153,977	1.16%	0.78% to -1.69%
2007	0.45% to 2.40%	23,647,331	10.14 to 9.69	243,632,327	4.56%	1.44% to 1.76%	****
Variable Trust: International Opportunity Fund(obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
2008	0.80% to 2.90%	992,693	6.43 to 6.33	6,342,715	0.00%	-35.73% to -36.70%	****
Variable Trust: Multi-Cap Core Equity Fund(obsolete) (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
2008	0.80% to 2.90%	222,483	5.71 to 6.04	1,400,633	1.74%	-39.45% to -40.83%
2007	0.80% to 2.35%	468,895	9.44 to 10.33	4,913,992	0.67%	-5.61% to -7.46%	****
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.80% to 2.90%	1,302,678	7.59 to 7.83	10,594,467	2.15%	-24.45% to -26.10%
2007	0.80% to 2.35%	663,743	10.04 to 10.73	7,224,928	4.28%	0.41% to 0.75%	****
Western Asset Variable Money Market Portfolio(obsolete) (SBMMP)
2009	1.30%	14,536	13.41	194,892	0.17%	-1.08%
2008	1.30%	6,991	13.55	94,751	2.57%	1.28%
2007	1.30%	8,536	13.38	114,231	4.79%	3.55%

2011	Reserves for annuity contracts in payout phase:	143,761
2011	Contract owners equity:	$1,059,222,360
2010	Reserves for annuity contracts in payout phase:	230,615
2010	Contract owners equity:	$1,112,505,376
2009	Reserves for annuity contracts in payout phase:	519,480
2009	Contract owners equity:	$1,061,727,245
2008	Reserves for annuity contracts in payout phase:	841,754
2008	Contract owners equity:	$943,091,391
2007	Reserves for annuity contracts in payout phase:	1,565,433
2007	Contract owners equity:	$1,233,502,374

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-4:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 201 1 .

Statement of Operations for the year ended
December 31, 201 1 .

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 201 1
and 20 10 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 201 1 , 20 10 and
200 9 .

Consolidated Balance Sheets as of December
31, 201 1 and 20 10 .

Consolidated Statements of Changes in
Equity as of December 31, 201 1 , 20 10 and 200 9 .

Consolidated Statements of Cash Flows for
the years ended December 31, 201 1 , 20 10
and 200 9 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24.

(2)	Not Applicable .

(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3.

(4)	The form of the variable annuity contract - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 4.

(5)	Variable Annuity Application - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 5.

(6)         Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable .

(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document " nwfpa99h12a.htm ".

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, as amended, under document " amcentfpa99h2.htm ".

(3)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund, dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document " fidifpa99h5.htm ".

(4)
Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., dated May 1, 2003, as amended, under document " frankfpa99h8.htm ".

(5)
Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, dated February 1, 2003, as amended, under document " mfsfpa99h11.htm ".

(6)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., dated February 1, 2002, as amended, under document " univfpa99h16.htm ".

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(7)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document " alliancebernsteinfpa.htm ".

(8)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document " blackrockfpa.htm ".

(9)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document " waddellreedfpa.htm ".

(10)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document " pimcofpa.htm ".

(11)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document " pioneerfpa.htm ".

(12)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document " vaneckfpa.htm ".

The following Fund Participation Agreement w as previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.

(13)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document " rydexfundpartagreement.htm ".

The following Fund Participation Agreement w as previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 26(h), and is hereby incorporated by reference.

(14)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document " creditsuissefpa.htm ".

The following Fund Participation Agreement w as previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 26(h), and is hereby incorporated by reference.

(15)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document " profundfpa.htm ".

The following Fund Participation Agreement is attached hereto:

(16)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012 as document "direxionfpa.htm".

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(9)	Opinion of Counsel - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 9 and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable .

(12)	Not Applicable .

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.           Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 201 2 was 1,956 and 1,206 respectively.

Item 28.	Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ( " Act " ) may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-A
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financ e Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of th is Registration Statement and has caused th e Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24 th day of, April, 201 2 .

NATIONWIDE VARIABLE ACCOUNT-4
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24 th day of, April, 201 2 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact